GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 97.8%
Alabama – 1.0%
Alabama Economic Settlement Authority RB for BP Exploration & Production, Inc. Series 2016 A (A-/A1)
$5,000,000	4.000%	09/15/2033	$ 5,630,250
Chatom Industrial Development Board RB Refunding for PowerSouth Energy Cooperative Series 2020 (AGM) (AA/A2)
425,000	5.000	08/01/2025	501,823
485,000	5.000	08/01/2026	587,747
550,000	5.000	08/01/2027	680,751
485,000	5.000	08/01/2028	610,848
485,000	5.000	08/01/2029	620,577
425,000	5.000	08/01/2030	552,819
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
100,000	5.000	11/15/2021	100,303
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B-/Caa2)
4,600,000	5.750	10/01/2049	4,490,382
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
1,000,000	5.000	10/01/2024	1,137,820
1,000,000	5.000	10/01/2025	1,172,840
2,225,000	5.000	10/01/2030	2,594,039
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
740,000	5.000	10/01/2044	817,300
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(a)
4,275,000	0.000	10/01/2046	4,251,060
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
1,000,000	5.000	10/01/2021	1,033,820
13,500,000	6.000	10/01/2042	15,732,090
10,615,000	6.500	10/01/2053	12,497,676
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 F (BBB/NR)(a)
14,875,000	0.000	10/01/2050	15,021,073
Prattville Industrial Development Board RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(b)(c)
225,000	2.000	10/01/2024	237,744
Prattville Industrial Development Board RB Refunding for International Paper Co. Series 2019 C (BBB/Baa2)(b)(c)
225,000	2.000	10/01/2024	237,744
Selma Industrial Development Board RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(b)(c)
1,750,000	2.000	10/01/2024	1,849,120
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 A (A/A2)
3,820,000	4.000	06/01/2024	4,249,444
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A/A2)(b)
	(1 Mo. LIBOR + 0.85%),
10,000,000	0.954	06/01/2024	9,984,000
UAB Medicine Finance Authority RB Series 2019 B (AA-/Aa3)
1,350,000	4.000	09/01/2036	1,622,754
2,030,000	4.000	09/01/2037	2,432,935
1,350,000	4.000	09/01/2038	1,607,580

			90,254,539

Alaska – 0.4%
Alaska Municipal Bond Bank Authority RB Refunding Series 2020 ONE (A+/A1)
1,200,000	5.000	12/01/2026	1,481,556
3,430,000	5.000	12/01/2027	4,324,647
2,175,000	5.000	12/01/2028	2,801,704
2,235,000	5.000	12/01/2029	2,922,799
1,540,000	5.000	12/01/2030	2,044,535

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Alaska – (continued)
Alaska Municipal Bond Bank Authority RB Series 2017 THREE (A+/NR)
$1,240,000	5.000%	12/01/2027	$ 1,554,055
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (NR/B3)
2,600,000	5.000	06/01/2046	2,638,428
Northern Tobacco Securitization Corp. RB Refunding Capital Appreciation Asset-Backed Bonds 1st Subordinate Series 2006 B (NR/NR)(d)
37,350,000	0.000	06/01/2046	7,210,791
State of Alaska GO Unlimited Bonds Series 2016 A (AA-/Aa3)
5,460,000	5.000	08/01/2027	6,577,389

			31,555,904

Arizona – 1.4%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(e)
	(3 Mo. LIBOR + 0.81%),
21,670,000	0.961	01/01/2037	20,424,192
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (AA-/NR)
425,000	3.375	07/01/2041	445,340
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (A/NR)
1,400,000	5.000	11/01/2044	1,711,430
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (BB+/NR)
570,000	5.000	01/01/2043	513,085
3,250,000	4.500	01/01/2049	2,626,488
2,095,000	5.000	01/01/2054	1,819,633
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (BB/NR)
1,565,000	5.000	01/01/2037	1,358,983
1,105,000	5.000	01/01/2038	950,267
300,000	5.000	01/01/2043	245,913
2,125,000	5.000	01/01/2049	1,679,983
600,000	5.125	01/01/2054	471,066
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (NR/Baa2)
365,000	5.000	05/01/2024	386,086
300,000	5.000	05/01/2029	316,422
650,000	5.000	05/01/2031	684,294
Chandler Industrial Development Authority RB for Intel Corp. Series 2007 (AMT) (A+/A1)(b)(c)
10,000,000	2.700	08/14/2023	10,564,000
Chandler Industrial Development Authority RB for Intel Corp. Series 2019 (AMT) (A+/A1)(b)(c)
7,300,000	5.000	06/03/2024	8,396,241
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (A/A1)
1,375,000	3.000	07/01/2049	1,442,788
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A/A1)
1,110,000	5.000	07/01/2023	1,227,593
1,115,000	5.000	07/01/2024	1,278,091
1,215,000	5.000	07/01/2025	1,440,808
915,000	4.000	07/01/2044	1,036,668
2,980,000	5.000	07/01/2044	3,651,573
2,290,000	3.250	07/01/2049	2,405,256
1,375,000	5.000	07/01/2049	1,670,941
City of Phoenix Civic Improvement Corporation RB Taxable Refunding for Rental Car Facility Charge Series 2019 B (BBB+/A3)
3,005,000	2.163	07/01/2022	3,047,040
1,950,000	2.226	07/01/2023	1,993,446
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (AAA/Aa2)
7,000,000	5.000	07/01/2030	8,671,810

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Entertainment Center Community Facilities District RB Series 2017 (AA+/NR)
$5,019,000	4.000%	07/01/2037	$ 5,132,329
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
400,000	3.500	07/01/2029	408,364
385,000	4.100	07/01/2034	390,209
1,141,000	4.750	07/01/2043	1,156,061
Glendale City Subordinate RB Refunding Series 2017 (AA/A1)
2,500,000	5.000	07/01/2028	3,121,275
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (BBB-/NR)
535,000	4.000	05/15/2031	587,355
900,000	5.000	05/15/2041	1,014,876
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (A-/NR)
5,000,000	5.000	11/15/2042	5,714,600
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (BB/NR)(f)
300,000	4.000	07/01/2030	322,551
600,000	5.000	07/01/2040	672,618
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(f)
300,000	5.000	10/01/2026	313,269
400,000	5.125	10/01/2030	426,544
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (AA-/Ba2)
200,000	4.000	07/01/2025	227,700
200,000	4.000	07/01/2026	232,040
200,000	4.000	07/01/2027	236,022
325,000	4.000	07/01/2028	387,403
250,000	4.000	07/01/2029	301,580
500,000	4.000	07/01/2034	571,600
700,000	5.000	07/01/2039	864,892
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)(f)
500,000	4.750	05/01/2030	524,440
225,000	5.500	05/01/2040	236,363
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (BBB+/A3)
9,010,000	5.000	12/01/2037	12,854,116
Yavapai County IDA Solid Waste Disposal RB for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(b)(c)
4,000,000	2.800	06/01/2021	4,037,240

			120,192,884

Arkansas – 0.4%
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (A/NR)
2,790,000	5.000	12/01/2047	3,421,991
4,630,000	3.200	12/01/2049	4,855,620
Batesville Public Facilities Board RB Refunding for White River Health System Obligated Group Series 2020 (BBB-/NR)
1,120,000	5.000	06/01/2021	1,134,672
520,000	5.000	06/01/2022	541,949
700,000	5.000	06/01/2023	746,907
1,030,000	5.000	06/01/2024	1,119,363
1,215,000	5.000	06/01/2025	1,342,684
1,705,000	5.000	06/01/2026	1,911,493
1,770,000	5.000	06/01/2027	2,003,994
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (BBB+/NR)
550,000	5.000	08/01/2026	668,508
500,000	5.000	08/01/2028	600,640

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arkansas – (continued)
Pulaski County Little Rock School District Construction GO Bonds Series 2017 (ST AID WITHHLDG) (NR/Aa2)
$5,395,000	3.000%	02/01/2023	$ 5,624,234
5,185,000	3.000	02/01/2024	5,402,666
Pulaski County Little Rock School District GO Refunding Bonds Series 2015 (ST AID WITHHLDG) (NR/Aa2)
3,335,000	3.000	02/01/2023	3,341,503

			32,716,224

California – 8.9%
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (AA/Aa2)(d)
1,000,000	0.000	08/01/2037	718,080
Anaheim Community Facilities District No. 08-1 Special Tax Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
875,000	4.000	09/01/2024	967,103
660,000	4.000	09/01/2025	727,663
475,000	4.000	09/01/2026	522,367
530,000	4.000	09/01/2027	580,180
520,000	4.000	09/01/2028	567,013
425,000	4.000	09/01/2029	461,295
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
1,000,000	5.000	05/01/2040	1,207,800
Beaumont Community Facilities District No. 2016-2 Special Tax Series 2019 (NR/NR)
190,000	4.000	09/01/2021	194,245
195,000	4.000	09/01/2022	205,546
205,000	4.000	09/01/2023	221,904
210,000	4.000	09/01/2024	232,902
220,000	4.000	09/01/2025	249,498
230,000	4.000	09/01/2026	263,851
235,000	4.000	09/01/2027	267,611
255,000	4.000	09/01/2029	287,584
275,000	4.000	09/01/2031	306,072
290,000	4.000	09/01/2032	321,549
300,000	5.000	09/01/2033	346,611
215,000	5.000	09/01/2034	247,876
330,000	5.000	09/01/2035	379,873
345,000	3.000	09/01/2036	356,758
360,000	3.000	09/01/2037	371,383
370,000	3.000	09/01/2038	380,412
380,000	3.000	09/01/2039	390,237
1,160,000	5.000	09/01/2044	1,313,050
1,475,000	5.000	09/01/2049	1,661,720
Beaumont Community Facilities District No. 93-1 Special Tax for Improvement Area No 8F Series 2020 (NR/NR)
1,505,000	4.000	09/01/2045	1,653,047
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-1 (BBB-/NR)
250,000	4.000	06/01/2049	275,790
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
500,000	5.000	06/01/2050	578,630
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (BBB+/NR)
950,000	4.000	06/01/2049	1,094,134
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (BBB-/NR)
275,000	5.000	06/01/2049	329,909
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)(d)
2,375,000	0.000	06/01/2055	548,934
California County Tobacco Securitization Agency RB Refunding Series 2020 A (BBB+/NR)
825,000	4.000	06/01/2049	958,138

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (BBB-/NR)
$595,000	5.000%	06/01/2049	$ 729,547
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)(d)
12,130,000	0.000	06/01/2055	2,278,620
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (BB+/NR)(d)
45,220,000	0.000	06/01/2055	5,351,787
California Educational Facilities Authority RB for Stanford University Series 2010 U-1 (AAA/Aaa)
5,000,000	5.250	04/01/2040	7,918,750
California Educational Facilities Authority RB for Stanford University Series 2014 U-6 (AAA/Aaa)
3,500,000	5.000	05/01/2045	5,585,685
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC - M@College Project Series 2020 A (NR/Baa3)
450,000	5.000	08/01/2035	553,415
575,000	5.000	08/01/2040	697,239
550,000	5.000	08/01/2045	658,119
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (AA/A1)
500,000	5.000	02/01/2042	602,405
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A+/A1)
375,000	5.000	11/15/2028	479,981
350,000	5.000	11/15/2029	445,249
565,000	5.000	11/15/2030	715,923
1,010,000	5.000	11/15/2042	1,239,411
12,000,000	5.000	11/15/2056	14,541,480
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/A3)
1,300,000	5.000	02/01/2034	1,544,231
1,150,000	5.000	02/01/2035	1,364,429
450,000	5.000	02/01/2042	526,190
1,450,000	5.000	02/01/2047	1,681,173
California Municipal Finance Authority RB for LAX Integrated Express Solutions LLC Senior Lien Series 2018 A (AMT) (BBB-/NR)
2,285,000	5.000	06/30/2028	2,852,822
1,635,000	5.000	12/31/2028	2,034,725
6,195,000	5.000	12/31/2043	7,316,915
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
200,000	5.000	10/01/2026	241,756
200,000	5.000	10/01/2027	247,120
150,000	5.000	10/01/2028	189,145
225,000	5.000	10/01/2029	281,810
125,000	5.000	10/01/2030	155,518
225,000	5.000	10/01/2031	278,386
225,000	5.000	10/01/2032	276,921
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)(f)
430,000	5.000	10/01/2034	500,959
1,125,000	5.000	10/01/2039	1,288,170
1,035,000	5.000	10/01/2049	1,163,681
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (BBB-/NR)
900,000	5.000	12/31/2037	1,077,633
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
400,000	5.000	06/01/2035	429,292
California Pollution Control Financing Authority RB for Mission Rock Utilities, Inc. Series 2020 (NR/NR)(f)
5,550,000	4.000	11/01/2023	5,555,161

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Pollution Control Financing Authority RB Refunding for Waste Management, Inc. Series 2015 B-1 (AMT) (A-/NR)
$4,130,000	3.000%	11/01/2025	$ 4,592,064
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(f)
2,000,000	6.750	12/01/2028	1,996,200
14,195,000	7.500	12/01/2040	14,285,706
California Pollution Control Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2001 A (AMT) (A-/NR)(b)(c)
1,250,000	2.500	05/01/2024	1,333,975
California Pollution Control Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2003 A (A-/NR)(b)(c)
3,500,000	2.500	05/01/2024	3,735,130
California Pollution Control Financing Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2015 A-1 (AMT) (A-/NR)
10,000,000	3.375	07/01/2025	11,208,300
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (BBB/Baa3)(f)
13,845,000	5.000	07/01/2030	14,836,856
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (BBB/Baa3)(f)
280,000	5.000	07/01/2022	300,059
360,000	5.000	07/01/2023	399,546
445,000	5.000	07/01/2024	507,362
1,330,000	5.000	07/01/2029	1,639,385
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(f)
1,000,000	5.000	06/15/2040	1,076,880
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (BB+/NR)(f)
215,000	3.000	10/01/2030	225,922
500,000	5.000	10/01/2040	577,165
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (BB+/NR)(f)
680,000	4.000	07/01/2030	742,023
750,000	5.000	07/01/2040	836,910
California State Various Purpose GO Bonds Series 2017 (AA-/Aa2)
1,250,000	5.000	08/01/2046	1,526,162
California State Various Purpose GO Refunding Bonds Series 2020 (AA-/Aa2)
16,170,000	4.000	11/01/2037	20,187,598
17,175,000	4.000	11/01/2038	21,377,723
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
400,000	4.250	09/01/2022	420,012
230,000	5.000	09/01/2030	260,040
250,000	5.000	09/01/2037	278,798
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)(f)
1,375,000	7.250	09/01/2050	1,458,229
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
875,000	5.000	09/02/2034	1,057,254
595,000	5.000	09/02/2039	709,275
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/NR)
2,630,000	5.000	09/02/2033	3,179,538
875,000	5.000	09/02/2038	1,042,860
350,000	5.000	09/02/2043	412,283
1,040,000	5.000	09/02/2048	1,212,255

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 A (NR/NR)
$4,225,000	5.000%	09/02/2029	$ 5,014,906
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 B (NR/NR)
645,000	4.000	09/02/2023	687,157
670,000	4.000	09/02/2024	727,232
1,500,000	5.000	09/02/2034	1,800,720
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(f)
750,000	3.000	06/01/2029	759,697
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (BBB+/NR)
365,000	5.000	08/01/2028	458,513
300,000	5.000	08/01/2029	374,517
315,000	5.000	08/01/2030	391,847
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (BB+/NR)(f)
500,000	5.000	07/01/2024	511,405
900,000	5.000	07/01/2029	930,051
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (A-/NR)
150,000	5.000	04/01/2030	178,216
70,000	5.000	04/01/2031	82,661
385,000	4.000	04/01/2032	425,648
455,000	4.000	04/01/2034	498,298
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2016 A (BB-/NR)(f)
1,725,000	5.000	12/01/2031	1,974,245
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,710,000	4.000	09/02/2028	1,879,546
1,250,000	5.000	09/02/2040	1,481,250
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
1,300,000	5.000	09/02/2038	1,537,354
1,500,000	5.000	09/02/2048	1,731,555
California Statewide Communities Development Authority Special Assessment for Statewide Community Infrastructure Program Series 2019 C (NR/NR)
115,000	4.000	09/02/2021	117,088
180,000	4.000	09/02/2022	187,677
345,000	4.000	09/02/2023	367,828
355,000	4.000	09/02/2024	386,251
1,015,000	4.000	09/02/2029	1,139,693
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (NR/Baa1)
975,000	5.000	05/15/2042	1,093,726
1,000,000	5.000	05/15/2047	1,115,610
800,000	5.000	05/15/2050	891,024
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF - Irvine, LLC Series 2017 (NR/Baa1)
1,750,000	5.000	05/15/2022	1,832,915
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (CCC/NR)(d)
22,510,000	0.000	06/01/2046	3,633,789

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
$230,000	4.000%	09/01/2026	$ 265,758
245,000	4.000	09/01/2027	286,474
250,000	4.000	09/01/2028	295,880
165,000	3.000	09/01/2037	169,033
170,000	3.000	09/01/2038	172,626
175,000	3.000	09/01/2039	178,931
180,000	3.000	09/01/2040	183,164
620,000	3.125	09/01/2044	632,220
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA/Aa1)(d)
3,500,000	0.000	06/01/2034	2,787,890
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2020 (NR/NR)
600,000	4.000	09/01/2042	656,646
City of Azusa Community Facilities District No. 2005-1 Special Tax Series 2019 (AGM) (AA/NR)
1,280,000	5.000	09/01/2044	1,558,797
1,925,000	5.000	09/01/2049	2,321,011
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
1,125,000	4.000	09/01/2029	1,287,990
1,275,000	4.000	09/01/2032	1,470,547
1,030,000	4.000	09/01/2037	1,165,424
485,000	4.000	09/01/2040	543,962
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)(f)
1,000,000	5.000	09/01/2035	1,202,230
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
305,000	4.000	09/01/2028	358,799
330,000	4.000	09/01/2030	383,582
440,000	4.000	09/01/2032	505,366
450,000	4.000	09/01/2034	510,372
465,000	4.000	09/01/2036	525,441
150,000	3.000	09/01/2038	155,904
160,000	3.000	09/01/2039	165,750
190,000	4.000	09/01/2040	212,829
City of Oroville RB for Oroville Hospital Series 2019 (BB/NR)
1,140,000	5.000	04/01/2024	1,219,914
1,325,000	5.000	04/01/2027	1,480,529
1,000,000	5.000	04/01/2029	1,134,310
1,250,000	5.000	04/01/2030	1,413,825
1,500,000	5.000	04/01/2031	1,689,435
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000	09/01/2026	116,729
100,000	5.000	09/01/2027	116,250
100,000	5.000	09/01/2028	115,801
100,000	5.000	09/01/2029	115,168
140,000	5.000	09/01/2031	159,779
250,000	5.000	09/01/2032	284,565
230,000	5.000	09/01/2033	261,245
150,000	5.000	09/01/2034	170,197
150,000	5.000	09/01/2035	169,793
700,000	5.000	09/01/2036	789,509
275,000	5.000	09/01/2037	309,260
250,000	5.000	09/01/2038	280,483
500,000	5.000	09/01/2039	560,275
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
325,000	3.000	09/01/2029	334,838
815,000	5.000	09/01/2034	940,746
445,000	5.000	09/01/2039	508,613

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
$55,000	3.000%	09/01/2022	$ 56,546
70,000	4.000	09/01/2024	76,002
95,000	4.000	09/01/2026	106,123
65,000	5.000	09/01/2030	77,652
190,000	4.000	09/01/2032	212,129
225,000	4.000	09/01/2034	249,829
265,000	4.000	09/01/2036	292,815
305,000	4.000	09/01/2038	335,515
330,000	4.000	09/01/2040	361,901
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(f)
570,000	4.000	09/01/2028	635,869
City of Santa Paula Special Tax for Harvest Community Facilities District No. 1 Series 2020 (NR/NR)
600,000	5.000	09/01/2035	709,392
1,000,000	5.000	09/01/2040	1,168,300
City of Santee Community Facilities District No. 2017-1 Special Tax Bonds Series 2019 (NR/NR)
1,420,000	4.000	09/01/2044	1,563,406
City of Stockton Community Facilities District No. 2005-1 Special Tax Bonds Series 2019 (NR/NR)
320,000	2.000	09/01/2024	330,794
330,000	2.250	09/01/2026	347,365
350,000	2.375	09/01/2028	368,238
380,000	2.750	09/01/2031	394,330
405,000	3.000	09/01/2033	424,902
415,000	3.000	09/01/2034	435,704
270,000	3.000	09/01/2035	281,386
900,000	3.125	09/01/2037	940,563
740,000	3.125	09/01/2039	770,688
810,000	3.250	09/01/2041	841,387
City of Tracy Community Facilities District No. 2016-2 ECFD Special Tax Bonds Series 2019 (NR/NR)
345,000	5.000	09/01/2044	401,287
465,000	5.000	09/01/2049	538,358
City of Upland Community Facilities District No. 2015-1 Special Tax Improvement Area No.1 Series 2019 B (NR/NR)
95,000	3.125	09/01/2037	99,357
700,000	3.250	09/01/2041	728,770
600,000	3.500	09/01/2049	625,542
940,000	4.000	09/01/2049	1,024,299
Commerce Community Development Commission Successor Agency Tax Allocation Refunding Series 2016 A (AGM) (AA/NR)
275,000	3.125	08/01/2035	298,155
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
450,000	5.000	09/01/2034	520,722
725,000	5.000	09/01/2039	830,596
County of Sacramento RB Refunding for Airport System Series 2018 C (AMT) (A/A2)
1,225,000	5.000	07/01/2039	1,489,625
County of San Diego Community Facilities District No. 2008-01 Special Tax Series 2020 A (NR/NR)
1,365,000	4.000	09/01/2045	1,488,922
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
1,405,000	5.000	09/01/2027	1,629,069
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
395,000	3.125	09/01/2044	404,310
1,630,000	3.125	09/01/2049	1,655,477

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (A-/Baa2)
$1,300,000	3.950%	01/15/2053	$ 1,437,202
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (AGM) (AA/A2)(a)
3,000,000	0.000	01/15/2032	3,629,970
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2014 Subseries B-3 (A-/Baa2)(b)(c)
1,175,000	5.500	01/15/2023	1,262,620
Fullerton Community Facilities District No. 1 Special Tax Refunding Bonds for Amerige Heights Series 2012 (A+/NR)
500,000	5.000	09/01/2032	535,165
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC-/NR)(d)
43,000,000	0.000	06/01/2047	9,471,180
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC-/NR)(d)
9,375,000	0.000	06/01/2047	2,013,375
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/Aa3)
13,395,000	5.000	06/01/2045	15,451,668
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BB-/NR)
15,270,000	3.500	06/01/2036	15,575,553
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BBB-/NR)
22,180,000	5.000	06/01/2034	27,114,385
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
2,440,000	5.000	06/01/2047	2,530,963
10,080,000	5.250	06/01/2047	10,498,320
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-2 (NR/NR)
14,450,000	5.000	06/01/2047	14,988,696
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B-/B3)
3,915,000	5.300	06/01/2037	4,081,975
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (A-/NR)
1,305,000	3.678	06/01/2038	1,388,781
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
650,000	5.000	09/01/2025	779,389
650,000	5.000	09/01/2026	802,997
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
480,000	5.000	09/01/2025	575,549
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
430,000	5.000	09/01/2026	531,213
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
180,000	4.000	09/01/2025	205,015
175,000	4.000	09/01/2026	203,145
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2019 A (AA/NR)
350,000	5.000	09/01/2030	460,575
310,000	5.000	09/01/2032	403,140
360,000	5.000	09/01/2034	463,630
460,000	5.000	09/01/2036	586,288
Lammersville Joint Unified School District Improvement Community Facilities District No. 2014-1 Special Tax Bonds Series 2019 (NR/NR)
775,000	5.000	09/01/2043	874,890
2,500,000	5.000	09/01/2048	2,806,625

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Lammersville Joint Unified School District No. 2002 Special Tax Refunding for Community Facilities Series 2017 (AGM) (AA/NR)
$3,000,000	3.500%	09/01/2035	$ 3,379,470
Los Angeles Department of Airports RB Senior Refunding Series 2018 B (AMT) (AA-/Aa2)
2,335,000	5.000	05/15/2034	2,914,827
Los Angeles Department of Airports Subordinated RB Series 2016 B (AMT) (A+/Aa3)
1,000,000	5.000	05/15/2029	1,210,060
Los Angeles Department of Airports Subordinated RB Series 2018 A (AMT) (A+/Aa3)
7,000,000	5.250	05/15/2048	8,552,600
Los Angeles Department of Airports Subordinated RB Series 2018 C (AMT) (A+/Aa3)
5,000,000	5.000	05/15/2030	6,282,900
1,000,000	5.000	05/15/2035	1,232,300
Los Angeles Department of Airports Subordinated RB Series 2018 D (AMT) (A+/Aa3)
6,000,000	5.000	05/15/2030	7,816,260
Los Angeles Unified School District GO Bonds for Qualified School Construction Series 2010 J-2 (A+/Aa3)
44,275,000	5.720	05/01/2027	56,291,235
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA/Aa3)(d)
2,000,000	0.000	08/01/2037	1,429,120
4,500,000	0.000	08/01/2038	3,125,745
4,500,000	0.000	08/01/2039	3,033,495
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (AA-/NR)(d)
1,205,000	0.000	08/01/2026	1,151,739
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(d)
2,510,000	0.000	08/01/2035	1,924,191
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
1,750,000	6.500	11/01/2039	2,915,255
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
3,430,000	6.125	11/01/2029	4,389,234
2,000,000	6.500	11/01/2039	3,331,720
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa3)(a)
5,000,000	0.000	08/01/2035	5,535,650
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (BBB+/A2)(e)
	(3 Mo. LIBOR + 0.72%),
5,125,000	0.871	07/01/2027	5,099,273
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (AA/A2)
11,335,000	5.000	11/01/2047	13,457,365
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(d)
2,150,000	0.000	08/01/2031	1,789,768
4,150,000	0.000	08/01/2032	3,354,030
3,500,000	0.000	08/01/2033	2,744,280
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)
6,450,000	7.000	08/01/2038	9,329,216
Port of Oakland RB Refunding Senior Lien Series 2012 P (AMT) (A+/A1)
4,000,000	5.000	05/01/2031	4,246,440

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
$590,000	4.000%	09/01/2023	$ 636,385
320,000	4.000	09/01/2024	353,805
400,000	4.000	09/01/2025	452,464
1,490,000	4.000	09/01/2026	1,717,240
305,000	4.000	09/01/2027	349,518
500,000	4.000	09/01/2028	568,180
1,780,000	4.000	09/01/2029	2,005,010
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
4,310,000	5.000	09/01/2027	4,626,182
1,000,000	5.375	09/01/2031	1,072,180
485,000	5.250	09/01/2034	517,194
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
195,000	4.000	09/01/2027	222,403
205,000	4.000	09/01/2028	235,256
210,000	4.000	09/01/2029	241,002
220,000	4.000	09/01/2030	251,368
545,000	4.000	09/01/2034	614,117
500,000	4.000	09/01/2037	560,025
370,000	4.000	09/01/2040	411,777
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
750,000	5.000	09/01/2025	890,190
1,075,000	5.000	09/01/2026	1,308,060
1,000,000	5.000	09/01/2027	1,245,010
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
35,000	4.000	09/01/2021	35,696
50,000	4.000	09/01/2022	52,415
85,000	4.000	09/01/2023	91,195
80,000	4.000	09/01/2024	87,575
150,000	4.000	09/01/2025	168,006
275,000	5.000	09/01/2026	326,961
210,000	5.000	09/01/2027	253,403
160,000	5.000	09/01/2028	191,386
170,000	5.000	09/01/2029	202,310
110,000	5.000	09/01/2030	130,287
100,000	5.000	09/01/2031	117,653
185,000	5.000	09/01/2032	216,481
165,000	5.000	09/01/2033	192,279
175,000	4.000	09/01/2034	193,625
150,000	4.000	09/01/2035	165,654
125,000	3.000	09/01/2036	126,314
470,000	5.000	09/01/2039	539,067
250,000	3.250	09/01/2041	253,893
400,000	5.000	09/01/2045	452,292
1,000,000	5.000	09/01/2049	1,127,010
Sacramento City Unified School District GO RB Refunding Series 2015 (AGM) (AA/NR)
1,000,000	5.000	07/01/2029	1,139,310
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE) (AA/Aa2)(e)
	(3 Mo. LIBOR + 0.53%),
13,150,000	0.681	12/01/2035	12,271,580
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(e)
	(3 Mo. LIBOR + 0.55%),
2,375,000	0.701	06/01/2034	2,230,386
San Diego County Regional Airport Authority RB Refunding Series 2013 B (AMT) (A/A1)
3,465,000	5.000	07/01/2023	3,847,571

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa2)(d)
$5,000,000	0.000%	07/01/2039	$ 3,549,000
San Diego Unified School District GO Bonds for Election of 2012 Series 2013 C (AA-/Aa2)
3,500,000	4.000	07/01/2042	3,728,165
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2011 C (AMT) (ETM) (A/A1)(g)
3,800,000	5.000	05/01/2021	3,858,824
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2012 A (AMT) (A/A1)
4,750,000	5.000	05/01/2026	5,034,620
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2013 A (AMT) (A/A1)
2,000,000	5.500	05/01/2028	2,232,300
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 A (AMT) (A/NR)
10,000,000	5.000	05/01/2023	11,046,200
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 D (AMT) (A/A1)
10,000,000	5.000	05/01/2048	12,068,400
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 G (AMT) (A/NR)
1,300,000	5.000	05/01/2027	1,634,438
San Francisco City & County Airport Commission San Francisco International Airport RB Series 2019 A (AMT) (A/A1)
9,380,000	5.000	05/01/2044	11,614,785
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2016 C (A-/NR)
1,000,000	5.000	08/01/2033	1,207,560
San Jacinto Unified School District Financing Authority Special Tax RB Series 2019 (NR/NR)
500,000	5.000	09/01/2036	588,140
1,550,000	5.000	09/01/2044	1,793,009
2,275,000	5.000	09/01/2049	2,614,248
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (BBB/Baa2)(d)
1,605,000	0.000	01/15/2026	1,466,537
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (A-/NR)
1,000,000	5.000	01/15/2029	1,148,320
State of California GO Bonds for Bid Group A Series 2019 (AA-/Aa2)
15,000,000	2.375	10/01/2026	16,360,350
Stockton Public Financing Authority Wastewater RB Series 2019 (A/NR)
5,000,000	1.400	06/01/2022	5,018,400
Stockton Unified School District GO Refunding Bonds Series 2016 (A+/A1)
2,735,000	5.000	08/01/2025	3,279,621
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (B-/B3)
1,650,000	5.375	06/01/2038	1,655,577
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (A/NR)
885,000	5.000	06/01/2026	1,099,267
1,180,000	5.000	06/01/2027	1,507,356
920,000	5.000	06/01/2028	1,205,320
1,780,000	5.000	06/01/2029	2,386,357
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (A-/NR)
1,745,000	5.000	06/01/2032	2,329,575
870,000	5.000	06/01/2034	1,149,949
435,000	5.000	06/01/2035	572,068
870,000	5.000	06/01/2036	1,138,230
870,000	5.000	06/01/2039	1,123,988

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (BBB-/NR)
$3,100,000	5.000%	06/01/2048	$ 3,767,399
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)(d)
7,975,000	0.000	06/01/2054	1,447,383
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (A-/NR)
1,265,000	5.000	10/01/2028	1,628,283
580,000	5.000	10/01/2029	759,075
490,000	5.000	10/01/2030	645,394
1,025,000	5.000	10/01/2031	1,343,416
880,000	5.000	10/01/2033	1,141,008
615,000	5.000	10/01/2035	793,313
705,000	5.000	10/01/2036	906,200
880,000	5.000	10/01/2037	1,127,781
880,000	5.000	10/01/2038	1,124,658
880,000	5.000	10/01/2039	1,122,194
970,000	5.000	10/01/2040	1,229,970
950,000	5.000	10/01/2045	1,186,977
995,000	5.000	10/01/2049	1,236,088
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (BBB+/NR)
1,720,000	2.400	10/01/2049	1,748,500
University of California RB Refunding Series 2013 AL-2 (AA/Aa2)(b)(c)
39,860,000	0.060	01/01/2021	39,860,000
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE) (AA-/Baa2)(d)
1,175,000	0.000	08/01/2025	1,135,955
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
800,000	5.000	09/01/2047	899,800

			767,913,752

Colorado – 4.5%
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/Aa2)
6,910,000	5.250	12/01/2040	8,518,510
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/NR)(g)
325,000	5.250	12/01/2026	417,342
Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
1,425,000	4.700	12/01/2047	1,427,736
Belford North Metropolitan District GO Bonds Series 2020 A (NR/NR)
2,975,000	5.500	12/01/2050	3,085,967
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)(a)(f)
1,855,000	0.000	12/01/2049	1,433,952
Belleview Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 (NR/NR)
2,054,000	4.500	12/01/2029	2,125,130
Board of Governors of Colorado State University System RB Refunding Series 2017 C (AA/NR)
14,305,000	5.000	03/01/2043	17,632,057
Board of Governors of Colorado State University System RB Refunding Series 2017 C (NR/NR)(g)
9,555,000	5.000	03/01/2028	12,565,685
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Series 2017 A (NR/NR)
525,000	5.000	12/01/2037	552,814

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Brighton Crossing Metropolitan District No. 6 GO Bonds Series 2020 A (NR/NR)
$525,000	5.000%	12/01/2035	$ 552,263
515,000	5.000	12/01/2040	532,989
Broadway Park North Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)(f)
1,120,000	5.000	12/01/2040	1,193,662
Broadway Station Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
735,000	5.000	12/01/2035	786,891
500,000	5.125	12/01/2048	531,110
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
1,000,000	5.250	12/01/2038	1,055,630
Cherry Creek Colorado School District No. 5 GO Bonds Series 2017 C (ST AID WITHHLDG) (AA+/Aa1)
3,510,000	6.000	12/15/2029	4,789,009
10,805,000	6.000	12/15/2030	14,687,344
City Center West Residential Metropolitan District No. 2 GO Bonds Senior Series 2019 A (NR/NR)
1,035,000	5.000	12/01/2049	1,080,364
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (NR/Ba1)(f)
1,400,000	5.000	10/01/2029	1,575,686
2,500,000	5.000	10/01/2039	2,765,925
Colorado Educational & Cultural Facilities Authority RB Refunding for STEM School & Academy Project Series 2019 (NR/Baa3)
380,000	4.000	11/01/2029	405,274
400,000	5.000	11/01/2039	434,224
700,000	5.000	11/01/2049	752,472
Colorado Educational & Cultural Facilities Authority RB Refunding for West Ridge Academy Charter School Project Series 2019 A (NR/Aa3)
325,000	5.000	06/01/2049	353,532
350,000	5.000	06/01/2054	380,191
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (NR/Baa1)
1,800,000	4.000	09/01/2045	2,063,106
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (AA/Aa2)
3,900,000	4.000	11/15/2043	4,570,449
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 B (AA/Aa2)(b)(c)
6,000,000	5.000	11/19/2026	7,581,660
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
1,000,000	5.000	08/01/2030	1,296,490
855,000	5.000	08/01/2035	1,085,251
2,010,000	4.000	08/01/2044	2,289,129
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
855,000	5.000	08/01/2035	1,085,251
2,140,000	5.000	08/01/2036	2,707,335
855,000	5.000	08/01/2037	1,078,523
1,285,000	5.000	08/01/2038	1,616,723
2,575,000	5.000	08/01/2039	3,232,681
3,495,000	4.000	08/01/2049	3,938,201
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-1 (BBB+/Baa1)(b)(c)
2,000,000	5.000	08/01/2025	2,343,140
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-2 (BBB+/Baa1)(b)(c)
4,285,000	5.000	08/01/2026	5,178,422
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (A-/NR)(g)
1,150,000	5.000	06/01/2027	1,477,497

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (A+/NR)
$1,730,000	4.000%	11/01/2039	$ 2,023,581
7,435,000	5.000	11/01/2039	9,352,933
8,285,000	5.000	11/01/2044	10,306,291
1,950,000	5.000	11/01/2049	2,406,339
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (AA-/Aa3)
1,200,000	4.000	01/01/2036	1,447,932
Colorado Health Facilities Authority Taxable RB Refunding for Sanford Obligated Group Series 2019 B (A+/NR)
1,250,000	2.496	11/01/2024	1,326,725
2,730,000	2.678	11/01/2025	2,947,936
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
3,210,000	4.000	12/01/2029	3,102,048
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
242,000	3.500	12/01/2021	244,880
500,000	4.500	12/01/2027	525,320
Cottonwood Highlands Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2049	942,300
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,255,000	5.000	12/01/2039	1,323,824
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(f)
2,730,000	5.000	12/01/2029	2,877,584
3,105,000	5.500	12/01/2039	3,296,268
Denver City & County Airport RB Refunding Series 2018 A (AMT) (A/A2)
11,500,000	5.250	12/01/2048	14,018,385
Denver City & County Airport RB Refunding Series 2019 D (A+/A1)(b)(c)
7,960,000	5.000	11/15/2022	8,649,097
Denver City & County Airport RB Series 2013 A (AMT) (A/A2)
5,000,000	5.500	11/15/2029	5,606,250
Denver Colorado City & County GO Bonds Series 2020 A (AAA/Aaa)
8,000,000	5.000	08/01/2032	11,055,920
Denver Colorado City & County GO Refunding Bonds Series 2020 B (AAA/Aaa)
26,560,000	5.000	08/01/2029	36,228,371
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (B/NR)
23,495,000	5.000	10/01/2032	24,638,502
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(f)
4,995,000	5.000	12/01/2025	5,876,667
5,145,000	5.000	12/01/2026	6,191,236
5,285,000	5.000	12/01/2027	6,481,947
Denver Convention Center Hotel Authority RB Refunding Series 2016 (BBB-/Baa2)
640,000	5.000	12/01/2030	749,574
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
765,000	5.000	12/01/2024	874,349
205,000	5.000	12/01/2025	241,185
Denver Health & Hospital Authority RB Series 2019 A (BBB/NR)
880,000	5.000	12/01/2030	1,109,161
1,230,000	5.000	12/01/2031	1,542,887
3,500,000	5.000	12/01/2032	4,363,275
Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area RB Series 2018 A (NR/NR)(f)
5,655,000	5.250	12/01/2039	6,016,101
E-470 Public Highway Authority RB Refunding Series 2010 A (AGM-CR) (AA/A2)(d)
1,500,000	0.000	09/01/2035	1,159,275

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
E-470 Public Highway Authority RB Refunding Series 2020 A (A/A2)
$1,545,000	5.000%	09/01/2026	$ 1,926,121
880,000	5.000	09/01/2027	1,126,074
880,000	5.000	09/01/2028	1,150,292
1,145,000	5.000	09/01/2034	1,522,232
1,100,000	5.000	09/01/2035	1,459,271
1,235,000	5.000	09/01/2036	1,632,349
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (A/A2)(d)
1,350,000	0.000	09/01/2030	1,169,289
E-470 Public Highway Authority RB Series 2010 A (A/A2)(d)
6,000,000	0.000	09/01/2040	3,865,140
E-470 Public Highway Authority Senior RB Series 2017 B (A/A2)(b)
	(1 Mo. LIBOR + 1.05%),
2,000,000	1.148	09/01/2021	2,001,460
First Creek Village Metropolitan District GO Bonds Series 2019 A (NR/Ba1)
470,000	3.000	12/01/2029	493,293
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2039	961,047
Indy Oak TOD Metropolitan District GO Bonds Series 2020 A (NR/NR)(f)
1,070,000	5.500	12/01/2050	1,153,909
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
1,375,000	5.000	12/01/2039	1,462,257
1,000,000	5.000	12/01/2049	1,048,270
Mayfield Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,185,000	5.750	12/01/2050	1,275,735
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,380,000	5.000	12/01/2039	1,455,652
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
500,000	5.500	12/01/2048	527,640
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (BBB-/NR)
215,000	4.000	12/01/2022	225,597
160,000	4.000	12/01/2023	171,952
175,000	4.000	12/01/2024	191,609
100,000	4.000	12/01/2025	111,397
215,000	4.000	12/01/2026	242,284
290,000	4.000	12/01/2029	330,119
205,000	4.000	12/01/2030	232,929
225,000	4.000	12/01/2031	254,599
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
407,000	4.375	12/01/2031	418,030
500,000	5.000	12/01/2046	516,250
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
925,000	5.000	12/01/2040	984,811
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
650,000	5.000	12/01/2049	680,771
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
1,000,000	5.625	12/01/2048	1,060,880
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A-/A2)
2,000,000	6.250	11/15/2028	2,553,380
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
5,000,000	5.000	12/01/2039	5,260,550
Reata Ridge Village Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2049	945,486
Regional Transportation District RB Refunding for Denver Transit Partners LLC Series 2020 A (A-/Baa2)
220,000	5.000	07/15/2026	269,355
425,000	5.000	01/15/2027	526,061
430,000	5.000	07/15/2027	537,521
440,000	5.000	01/15/2028	555,936

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Regional Transportation District Sales Tax Revenue RB Series 2016 A (AA+/Aa2)
$19,445,000	5.000%	11/01/2046	$ 23,236,386
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
850,000	5.000	12/01/2049	892,678
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
2,875,000	5.000	12/01/2039	3,037,984
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
487,000	4.500	12/01/2028	508,521
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,240,000	5.000	12/01/2049	1,327,556
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (AA/Baa3)
75,000	5.000	12/01/2025	89,778
125,000	5.000	12/01/2026	153,360
150,000	5.000	12/01/2027	187,764
235,000	5.000	12/01/2028	299,456
175,000	5.000	12/01/2029	226,980
300,000	4.000	12/01/2030	357,090
300,000	4.000	12/01/2031	355,332
375,000	4.000	12/01/2032	441,352
220,000	4.000	12/01/2034	257,407
325,000	4.000	12/01/2039	374,816
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	531,640
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-1 (NR/Ba1)
100,000	3.000	12/01/2022	101,295
1,000,000	5.000	12/01/2037	1,102,970
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-2 (NR/Ba1)
100,000	3.500	12/01/2027	104,786
115,000	5.000	12/01/2037	126,842
325,000	5.000	12/01/2047	352,589
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	1,057,770
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (NR/Baa1)
350,000	5.000	12/01/2032	418,975
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (MUN GOVT GTD) (NR/NR)
1,000,000	5.000	12/01/2030	1,042,890
6,920,000	5.000	12/01/2047	7,182,891
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
1,250,000	3.750	12/01/2040	1,291,488
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,000,000	4.150	12/01/2030	1,057,270

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (AA/NR)
$195,000	5.000%	12/01/2026	$ 240,121
205,000	5.000	12/01/2027	258,470
210,000	5.000	12/01/2028	270,510
210,000	5.000	12/01/2029	275,654
215,000	5.000	12/01/2030	280,865
230,000	5.000	12/01/2031	299,014
250,000	5.000	12/01/2032	323,000
255,000	5.000	12/01/2033	328,121
285,000	5.000	12/01/2034	366,105
100,000	5.000	12/01/2035	128,046
695,000	5.000	12/01/2050	856,456
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (AA/NR)
100,000	5.000	12/15/2021	103,954
105,000	5.000	12/15/2022	113,431
115,000	5.000	12/15/2023	128,893
130,000	5.000	12/15/2024	150,896
125,000	5.000	12/15/2025	148,899
135,000	5.000	12/15/2026	160,177
125,000	5.000	12/15/2027	147,709
125,000	5.000	12/15/2028	147,162
125,000	5.000	12/15/2029	146,613
125,000	5.000	12/15/2030	146,278
135,000	5.000	12/15/2031	157,607
160,000	5.000	12/15/2032	186,221
1,045,000	3.250	12/15/2050	1,124,138
Wild Plum Metropolitan District GO Bonds Series 2019 A (NR/NR)
595,000	5.000	12/01/2049	635,067
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
1,250,000	5.375	12/01/2048	1,323,313
Willow Bend Metropolitan District GO Bonds Series 2019 A (NR/NR)
600,000	5.000	12/01/2039	635,442

			393,605,336

Connecticut – 1.6%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
450,000	5.000	08/01/2026	521,536
965,000	5.000	08/01/2027	1,136,973
1,165,000	5.000	08/01/2028	1,392,338
750,000	5.500	08/01/2029	916,432
350,000	5.500	08/01/2030	425,551
525,000	5.500	08/01/2031	635,765
500,000	5.500	08/01/2032	602,555
405,000	5.500	08/01/2033	486,045
City of New Haven GO Refunding Bonds Series 2019 B (AGM) (AA/A2)
1,350,000	5.000	02/01/2024	1,519,047
1,400,000	5.000	02/01/2026	1,677,242
600,000	5.000	02/01/2027	733,974
1,050,000	5.000	02/01/2028	1,308,563
Connecticut State GO Bonds Series 2018 C (A/A1)
680,000	5.000	06/15/2028	886,768
Connecticut State GO Refunding Bonds Series 2017 B (A/A1)
5,000,000	5.000	04/15/2028	6,494,150
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (BB+/NR)(f)
400,000	5.000	01/01/2030	446,036
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 B-1 (BB+/NR)(f)
650,000	3.250	01/01/2027	658,385
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 B-2 (BB+/NR)(f)
550,000	2.750	01/01/2026	555,214

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facilities Authority RB for Yale New Haven Health System Series 2014 B (AA-/Aa3)(b)(c)
$2,290,000	1.800%	07/01/2024	$ 2,387,233
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (BBB-/NR)
390,000	5.000	07/01/2025	438,582
575,000	5.000	07/01/2026	658,657
440,000	5.000	07/01/2027	511,377
530,000	5.000	07/01/2028	623,508
485,000	5.000	07/01/2029	576,718
875,000	5.000	07/01/2030	1,031,572
645,000	5.000	07/01/2031	754,379
575,000	5.000	07/01/2032	668,495
475,000	5.000	07/01/2033	549,585
450,000	5.000	07/01/2034	519,345
870,000	4.000	07/01/2039	919,886
Great Pond Improvement District RB for Great Pond Phase 1 Project Series 2019 (NR/NR)(f)
3,675,000	4.750	10/01/2048	3,736,630
Hartford County Metropolitan District GO Bonds Series 2016 C (AGM) (AA/Aa3)
5,540,000	5.000	11/01/2026	6,896,414
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (CCC+/NR)(f)
3,750,000	7.000	02/01/2045	3,741,075
State of Connecticut GO Bonds Series 2018 (A/A1)
1,770,000	5.000	06/15/2027	2,257,688
755,000	5.000	06/15/2029	977,521
State of Connecticut GO Bonds Series 2018 C (A/A1)
165,000	5.000	06/15/2032	210,223
State of Connecticut GO Unlimited Bonds Series 2019 A (A/A1)
1,500,000	5.000	04/15/2025	1,789,875
6,395,000	5.000	04/15/2026	7,891,878
1,350,000	5.000	04/15/2028	1,753,420
1,000,000	5.000	04/15/2035	1,288,650
1,000,000	5.000	04/15/2036	1,284,540
1,000,000	5.000	04/15/2039	1,274,420
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purpose Build America Bonds Series 2010 B (A+/A1)
3,220,000	4.576	11/01/2022	3,411,332
State of Connecticut Special Tax Obligation RB Refunding for Transportation Infrastructure Purposes Series 2013 A (A+/A1)
1,035,000	5.000	10/01/2029	1,156,882
State of Connecticut State Revolving Fund RB Series 2017 A (AAA/Aaa)
9,655,000	5.000	05/01/2036	12,004,255
State of Connecticut State Revolving Fund RB Series 2019 A (AAA/Aaa)
6,910,000	5.000	02/01/2032	9,157,616
4,000,000	5.000	02/01/2033	5,267,440
14,215,000	5.000	02/01/2036	18,530,816
8,640,000	5.000	02/01/2037	11,227,939
6,295,000	5.000	02/01/2039	8,140,316
University of Connecticut RB Refunding Series 2010 A (A+/A1)
2,775,000	5.000	02/15/2021	2,784,518
West Haven GO Bonds Series 2017 A (BBB/Baa3)
325,000	5.000	11/01/2025	373,067
325,000	5.000	11/01/2026	380,845
325,000	5.000	11/01/2027	386,838
West Haven GO Bonds Series 2017 B (BBB/Baa3)
645,000	5.000	11/01/2024	721,697
240,000	5.000	11/01/2026	281,239

			136,963,045

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Delaware – 0.2%
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (BBB/NR)
$700,000	5.000%	06/01/2025	$ 814,541
760,000	5.000	06/01/2026	909,195
725,000	5.000	06/01/2027	887,074
600,000	5.000	06/01/2029	753,252
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (BBB-/NR)
460,000	4.000	08/01/2029	506,175
615,000	5.000	08/01/2039	715,700
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (BBB+/NR)
530,000	4.000	09/01/2030	619,962
1,550,000	5.000	09/01/2040	1,895,449
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (NR/Baa3)
505,000	4.000	07/01/2023	534,219
550,000	4.000	07/01/2024	591,993
570,000	4.000	07/01/2025	623,614
620,000	4.000	07/01/2026	685,050
675,000	4.000	07/01/2027	752,207
2,255,000	4.000	07/01/2030	2,502,464
University of Delaware RB Series 2015 (AA+/Aa1)(g)
1,805,000	5.000	05/01/2025	2,173,346

			14,964,241

District of Columbia – 0.9%
District of Columbia GO Refunding Bonds Series 2017 A (AA+/Aaa)
10,000,000	5.000	06/01/2035	12,564,300
1,300,000	4.000	06/01/2037	1,526,200
District of Columbia RB for International School Series 2019 (BBB/NR)
860,000	5.000	07/01/2039	1,021,895
District of Columbia RB for KIPP DC Obligated Group Series 2019 (BBB+/NR)
1,275,000	4.000	07/01/2039	1,428,484
550,000	4.000	07/01/2044	608,361
District of Columbia RB Refunding for National Public Radio, Inc. Series 2020 (A+/A2)
1,000,000	2.246	04/01/2027	1,050,930
1,000,000	2.412	04/01/2028	1,047,120
1,250,000	2.532	04/01/2029	1,311,525
1,150,000	2.582	04/01/2030	1,211,122
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (A-/Baa1)
485,000	6.500	05/15/2033	538,379
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2012 C (AA+/Aa2)
5,000,000	5.000	10/01/2030	5,388,050
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2019 C (AA+/Aa2)(b)(c)
6,390,000	1.750	10/01/2024	6,689,691
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A/A2)
1,060,000	5.000	10/01/2031	1,346,688
850,000	5.000	10/01/2033	1,068,509
850,000	5.000	10/01/2034	1,065,823
850,000	5.000	10/01/2035	1,063,087
1,375,000	5.000	10/01/2036	1,714,474
850,000	5.000	10/01/2037	1,057,145
850,000	5.000	10/01/2038	1,054,629
1,275,000	5.000	10/01/2039	1,578,960

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (A-/Baa2)
$695,000	4.000%	10/01/2044	$ 787,477
925,000	5.000	10/01/2047	1,129,554
1,390,000	4.000	10/01/2049	1,561,943
2,710,000	4.000	10/01/2053	3,031,298
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (AA/A2)
2,130,000	3.000	10/01/2050	2,201,270
3,260,000	4.000	10/01/2053	3,684,778
Metropolitan Washington Airports Authority RB Refunding Series 2012 A (AMT) (A+/Aa3)
3,400,000	5.000	10/01/2029	3,633,784
Metropolitan Washington Airports Authority RB Refunding Series 2016 A (AMT) (A+/Aa3)
1,325,000	5.000	10/01/2032	1,601,527
Metropolitan Washington Airports Authority RB Refunding Series 2017 A (AMT) (A+/Aa3)
9,155,000	5.000	10/01/2024	10,676,286
Metropolitan Washington Airports Authority RB Refunding Series 2018 A (AMT) (A+/Aa3)
6,375,000	5.000	10/01/2034	7,998,968

			80,642,257

Florida – 10.5%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (AA/NR)
7,245,000	3.250	05/01/2036	7,665,500
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
1,165,000	4.000	05/01/2025	1,199,903
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
145,000	4.000	05/01/2024	148,474
215,000	4.500	05/01/2029	232,045
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
635,000	2.875	05/01/2025	648,398
3,400,000	3.250	05/01/2031	3,527,534
1,420,000	3.625	05/01/2040	1,468,550
1,725,000	4.000	05/01/2051	1,799,572
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
375,000	3.500	05/01/2024	385,057
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
360,000	2.500	05/01/2024	374,436
370,000	3.000	05/01/2025	395,611
380,000	3.000	05/01/2026	409,754
395,000	3.125	05/01/2027	422,970
Anthem Park Community Development District Special Assessment RB Refunding Subordinate Series 2016 A-2 (NR/NR)
270,000	4.250	05/01/2027	276,124
365,000	4.750	05/01/2036	376,220
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
585,000	4.125	05/01/2023	594,015
Arlington Ridge Community Development District Special Assessment RB Series 2019 (NR/NR)
450,000	3.600	05/01/2029	465,682
465,000	4.000	05/01/2036	490,236
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
290,000	3.125	11/01/2024	294,069
1,045,000	3.500	11/01/2030	1,084,929
1,805,000	4.000	11/01/2040	1,872,236

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(f)
$410,000	4.200%	05/01/2024	$ 419,766
630,000	4.550	05/01/2029	680,123
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
135,000	3.350	11/01/2024	138,083
200,000	3.700	11/01/2029	212,688
695,000	4.125	11/01/2039	739,362
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
170,000	5.000	05/01/2028	181,310
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
505,000	5.375	05/01/2028	545,981
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)
440,000	2.500	05/01/2025	444,242
320,000	3.250	05/01/2030	328,454
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (A-/NR)
170,000	2.250	05/01/2022	173,325
175,000	2.500	05/01/2023	182,140
180,000	2.500	05/01/2024	189,322
185,000	3.000	05/01/2025	200,727
190,000	3.000	05/01/2026	208,969
1,070,000	3.625	05/01/2031	1,185,539
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(f)
125,000	3.625	06/01/2024	128,190
450,000	4.000	06/01/2030	485,721
Babcock Ranch Community Independent Special District Special Assessment Area 2C Series 2020 (NR/NR)
410,000	2.500	05/01/2025	414,616
285,000	3.000	05/01/2030	291,837
775,000	4.000	05/01/2040	829,816
Babcock Ranch Community Independent Special District Special Assessment Area 3A Series 2020 (NR/NR)
750,000	2.500	05/01/2025	757,275
250,000	3.000	05/01/2030	256,003
840,000	4.000	05/01/2040	899,413
Babcock Ranch Community Independent Special District Special Assessment Area 3B Series 2020 (NR/NR)
205,000	2.500	05/01/2025	207,321
145,000	3.000	05/01/2030	148,474
385,000	4.000	05/01/2040	412,231
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
215,000	5.000	11/01/2031	231,162
100,000	5.250	11/01/2046	107,698
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(f)
250,000	4.000	11/01/2024	258,674
370,000	4.500	11/01/2029	409,058
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
75,000	4.500	11/01/2025	79,232
175,000	5.000	11/01/2036	197,025
310,000	5.000	11/01/2048	345,607
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (A-/NR)
530,000	4.250	05/01/2029	592,768
465,000	4.500	05/01/2035	513,890

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
$735,000	4.500%	05/01/2025	$ 770,971
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
130,000	2.500	05/01/2023	134,967
135,000	2.750	05/01/2024	142,957
90,000	3.000	05/01/2025	97,254
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (A+/NR)
315,000	3.500	05/01/2023	334,341
325,000	3.500	05/01/2024	352,667
340,000	3.500	05/01/2025	376,536
350,000	3.500	05/01/2026	394,170
365,000	3.500	05/01/2027	415,571
Bellagio Community Development District Special Assessment Bonds Series 2016 (BBB/NR)
155,000	2.500	11/01/2022	156,406
160,000	2.750	11/01/2023	162,938
170,000	3.000	11/01/2025	175,676
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
830,000	2.625	05/01/2025	837,943
1,075,000	3.250	05/01/2030	1,104,251
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
305,000	2.500	12/15/2025	308,562
325,000	3.125	12/15/2030	334,295
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
125,000	3.000	06/15/2025	126,961
465,000	3.250	06/15/2030	478,188
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
315,000	3.500	06/15/2024	322,806
1,000,000	4.000	06/15/2032	1,076,730
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
400,000	2.875	05/01/2025	408,016
1,130,000	3.250	05/01/2031	1,169,109
500,000	3.625	05/01/2040	514,555
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
205,000	3.250	12/15/2024	209,455
1,280,000	3.500	12/15/2030	1,331,699
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (NR/NR)
20,590,000	5.875	07/01/2054	16,497,737
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (NR/Ba2)(f)
26,290,000	5.250	12/01/2058	27,881,071
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (NR/Ba1)(f)
425,000	3.000	12/15/2029	426,653
645,000	5.000	12/15/2039	733,198
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (NR/Ba2)(f)
900,000	4.000	12/01/2028	927,684
1,375,000	5.250	12/01/2043	1,475,994
Capital Trust Agency, Inc. RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(f)
880,000	4.500	01/01/2035	889,486
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (A-/NR)
558,000	4.250	05/01/2031	621,584

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Central Florida Expressway Authority RB Senior Lien Series 2019 A (A+/A1)
$1,100,000	5.000%	07/01/2024	$ 1,274,097
1,250,000	5.000	07/01/2025	1,503,150
Central Florida Expressway Authority RB Senior Lien Series 2019 B (A+/A1)
5,000,000	5.000	07/01/2024	5,791,350
1,850,000	5.000	07/01/2025	2,224,662
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (BBB/NR)
110,000	3.500	11/01/2025	120,438
115,000	3.500	11/01/2026	128,724
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
235,000	2.500	05/01/2023	242,877
245,000	2.500	05/01/2024	255,067
250,000	3.000	05/01/2025	267,848
255,000	3.000	05/01/2026	276,328
600,000	4.250	05/01/2037	658,302
Century Gardens Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
127,000	3.875	11/01/2024	130,895
189,000	4.200	11/01/2029	204,636
750,000	5.000	11/01/2049	823,373
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
150,000	3.000	05/01/2025	152,703
655,000	3.375	05/01/2031	677,781
630,000	3.750	05/01/2040	653,644
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(f)
490,000	2.625	05/01/2025	492,749
595,000	3.200	05/01/2030	604,395
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
300,000	3.250	05/01/2025	305,658
360,000	3.750	05/01/2030	379,764
975,000	4.250	05/01/2040	1,039,096
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(f)
1,350,000	5.500	10/01/2036	1,497,001
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(f)
1,000,000	5.000	10/01/2029	1,137,640
1,000,000	5.000	10/01/2034	1,136,790
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A+/A1)
1,000,000	4.000	10/01/2034	1,118,270
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (A-/NR)
1,300,000	3.250	09/01/2025	1,418,339
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A-/A2)
900,000	4.000	07/01/2038	1,059,840
750,000	5.000	07/01/2040	947,738
1,420,000	4.000	07/01/2045	1,638,211
1,660,000	5.000	07/01/2050	2,066,551
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (BBB-/NR)
415,000	5.000	01/01/2037	456,766
1,485,000	5.000	01/01/2047	1,612,873
1,395,000	5.000	01/01/2052	1,508,441
City of West Palm Beach Utility System RB Series 2017 A (AA+/Aa2)
15,000,000	5.000	10/01/2042	18,451,800
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (AA/A2)(a)
5,000,000	0.000	05/01/2038	5,620,650

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Coco Palms Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)(f)
$200,000	3.625%	06/15/2024	$ 205,904
295,000	4.000	06/15/2029	320,181
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
720,000	5.375	05/01/2036	720,994
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
880,000	2.375	05/01/2023	906,778
900,000	2.500	05/01/2024	939,681
925,000	2.750	05/01/2025	986,984
915,000	3.000	05/01/2026	997,927
980,000	3.200	05/01/2027	1,070,875
1,015,000	3.250	05/01/2028	1,098,271
1,500,000	3.750	05/01/2046	1,589,820
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
175,000	3.200	12/15/2024	178,108
500,000	3.500	12/15/2029	522,205
325,000	4.000	12/15/2039	341,900
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
265,000	2.750	05/01/2025	268,397
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(f)
230,000	3.750	11/01/2023	235,133
510,000	4.500	11/01/2028	548,082
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
129,000	3.000	05/01/2023	135,135
133,000	3.250	05/01/2024	142,016
138,000	3.500	05/01/2025	150,075
143,000	3.625	05/01/2026	159,377
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (AA/NR)
190,000	2.875	05/01/2021	191,543
195,000	3.000	05/01/2022	200,551
205,000	3.250	05/01/2023	217,534
210,000	3.375	05/01/2024	227,451
220,000	3.500	05/01/2025	244,926
215,000	4.125	05/01/2035	238,807
County of Broward RB for Airport System Series 2012 Q-1 (A/A1)(g)
855,000	5.000	10/01/2022	926,982
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A/A1)
2,810,000	5.000	09/01/2033	3,571,903
2,955,000	5.000	09/01/2034	3,747,856
3,005,000	5.000	09/01/2035	3,801,085
1,610,000	4.000	09/01/2036	1,824,774
3,520,000	4.000	09/01/2038	3,967,251
County of Escambia PCRB for Gulf Power Co. Project Series 2003 (A/A2)
7,500,000	2.600	06/01/2023	7,887,750
County of Escambia RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(b)(c)
400,000	2.000	10/01/2024	422,656
County of Lake RB for Waterman Communities, Inc. Series 2020 B-3 (NR/NR)
2,000,000	3.375	08/15/2026	2,015,740
County of Miami-Dade Aviation RB Series 2019 A (AMT) (A-/NR)
4,500,000	4.000	10/01/2044	5,064,615
12,720,000	5.000	10/01/2044	15,594,338

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
County of Osceola Transportation RB Refunding Series 2019 A-1 (BBB+/NR)
$390,000	5.000%	10/01/2026	$ 473,195
475,000	5.000	10/01/2027	589,081
525,000	5.000	10/01/2028	663,285
450,000	5.000	10/01/2029	577,570
770,000	5.000	10/01/2030	982,120
365,000	5.000	10/01/2031	462,192
415,000	5.000	10/01/2032	521,730
350,000	5.000	10/01/2033	437,776
265,000	5.000	10/01/2034	330,574
435,000	5.000	10/01/2035	540,414
600,000	5.000	10/01/2036	742,296
525,000	5.000	10/01/2037	647,335
805,000	5.000	10/01/2038	988,725
1,000,000	5.000	10/01/2039	1,224,140
2,000,000	5.000	10/01/2044	2,412,860
1,160,000	5.000	10/01/2049	1,390,492
1,390,000	4.000	10/01/2054	1,526,415
County of Osceola Transportation RB Refunding Series 2019 A-2 (BBB+/NR)(d)
155,000	0.000	10/01/2025	144,995
275,000	0.000	10/01/2026	251,251
360,000	0.000	10/01/2027	320,511
500,000	0.000	10/01/2028	433,350
700,000	0.000	10/01/2029	587,601
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(f)
450,000	3.875	11/01/2024	461,993
740,000	4.250	11/01/2030	792,436
Creek Preserve Community Development District Special Assessment RB Series 2020 (NR/NR)(f)
100,000	3.125	11/01/2030	100,135
155,000	3.625	11/01/2040	155,248
Crossings at Fleming Island Community Development District Special Assessment RB Refunding Senior Lien Series 2014 A-1 (BBB/NR)
1,595,000	4.000	05/01/2024	1,631,940
Cypress Mill Community Development District Special Assessment for Area Two Project Series 2020 (NR/NR)
750,000	2.625	06/15/2025	755,835
660,000	3.000	06/15/2031	668,415
475,000	4.000	06/15/2040	499,814
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(f)
210,000	2.625	05/01/2025	210,909
295,000	3.250	05/01/2030	299,346
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
185,000	3.750	11/01/2023	189,152
730,000	4.500	11/01/2028	784,341
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
2,755,000	5.400	05/01/2039	3,040,611
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
1,670,000	5.300	05/01/2039	1,844,331
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
225,000	3.250	05/01/2030	224,993
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
2,835,000	4.600	05/01/2028	3,038,014
745,000	4.250	12/15/2028	808,720
2,395,000	4.750	12/15/2038	2,752,047

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
$690,000	3.750%	05/01/2034	$ 772,572
960,000	4.000	05/01/2037	1,069,891
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
240,000	3.000	05/01/2025	245,009
440,000	3.625	05/01/2031	462,427
East Homestead Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)
200,000	3.750	11/01/2024	205,660
East Homestead Community Development District Special Assessment Expansion Bonds Area Project Series 2019 (NR/NR)
280,000	4.125	11/01/2029	301,949
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
115,000	2.750	05/01/2025	116,084
110,000	3.250	05/01/2030	112,031
Enbrook Community Development District Special Assessment Series 2020 (NR/NR)(f)
430,000	3.000	05/01/2030	438,002
700,000	4.000	05/01/2040	740,747
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM-CR) (AA/A2)
3,070,000	4.000	08/15/2045	3,501,795
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (BBB+/Baa2)
2,640,000	5.000	08/15/2031	3,348,259
3,080,000	5.000	08/15/2032	3,883,479
2,595,000	5.000	08/15/2033	3,256,076
2,125,000	5.000	08/15/2034	2,659,905
2,760,000	5.000	08/15/2035	3,445,446
3,960,000	5.000	08/15/2036	4,926,359
5,280,000	5.000	08/15/2037	6,548,626
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
1,025,000	3.250	11/01/2025	1,053,064
375,000	3.625	11/01/2030	400,058
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
240,000	3.250	11/01/2025	246,571
245,000	3.625	11/01/2030	261,364
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(f)
275,000	4.125	11/01/2024	281,652
445,000	4.250	11/01/2029	475,145
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
895,000	3.250	05/01/2023	913,052
1,960,000	4.250	05/01/2029	2,192,201
3,190,000	5.000	05/01/2035	3,769,464
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
355,000	3.500	05/01/2030	371,042
165,000	4.000	05/01/2040	173,250
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (AA/NR)
1,450,000	2.750	11/01/2035	1,493,703
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(f)
1,505,000	4.000	06/01/2030	1,553,807

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(f)
$425,000	4.000%	12/15/2029	$ 477,475
425,000	5.000	12/15/2034	507,611
490,000	5.000	12/15/2039	578,827
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (BB+/NR)(f)
1,675,000	5.125	06/01/2040	1,874,291
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
420,000	4.000	06/01/2030	432,478
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(f)
4,900,000	7.375	01/01/2049	4,790,828
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (A-/Baa1)
250,000	5.000	04/01/2026	300,262
265,000	5.000	04/01/2027	325,582
280,000	5.000	04/01/2028	350,784
220,000	5.000	04/01/2029	280,502
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)(f)
470,000	4.000	09/15/2030	499,469
1,050,000	5.000	09/15/2040	1,147,146
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 A (AMT) (NR/NR)(b)(c)(f)
485,000	6.250	01/01/2024	475,465
9,090,000	6.375	01/01/2026	8,798,938
20,465,000	6.500	01/01/2029	19,674,028
Florida Higher Educational Facilities Financial Authority RB for Florida Institute of Technology, Inc. Series 2019 (BBB-/NR)
250,000	5.000	10/01/2022	262,615
250,000	5.000	10/01/2023	269,190
350,000	5.000	10/01/2024	385,374
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(f)
2,000,000	4.500	06/01/2033	2,085,640
250,000	4.750	06/01/2038	261,255
4,500,000	5.000	06/01/2048	4,721,085
Florida Higher Educational Facilities Financial Authority RB for Ringling College of Art & Design, Inc. Series 2019 (BBB+/NR)
2,000,000	5.000	03/01/2044	2,291,300
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (BBB-/NR)
1,700,000	5.000	03/01/2039	1,880,268
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (BBB+/NR)
2,750,000	5.000	03/01/2047	3,051,482
Flow Way Community Development District Special Assessment Bonds for Phase 5 Project Series 2016 (NR/NR)
1,540,000	4.875	11/01/2037	1,650,587
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
200,000	4.000	11/01/2028	211,528
1,065,000	5.000	11/01/2038	1,184,993
840,000	5.000	11/01/2047	930,376
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
410,000	3.350	11/01/2024	419,844
1,000,000	3.700	11/01/2029	1,068,220
2,025,000	4.125	11/01/2039	2,162,943
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
465,000	3.750	11/01/2039	483,419

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Forest Lake Community Development District Special Assessment for Assessment Area1 Series 2020 (NR/NR)(f)
$700,000	2.625%	05/01/2025	$ 706,993
500,000	3.250	05/01/2030	513,575
Grand Bay at Doral Community Development District Special Assessment for South Parcel Assessment Area Project Series 2016 (NR/NR)
840,000	4.250	05/01/2026	879,312
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
830,000	3.250	05/01/2025	840,491
1,360,000	4.000	05/01/2030	1,421,173
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
355,000	3.750	11/01/2024	364,180
600,000	4.125	11/01/2029	640,842
1,305,000	4.750	11/01/2039	1,426,926
2,100,000	5.000	11/01/2050	2,310,231
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
920,000	5.000	11/15/2036	952,586
Greater Orlando Aviation Authority Airport Facilities RB Series 2019 A (AMT) (A+/Aa3)
4,605,000	5.000	10/01/2022	4,959,124
14,000,000	5.000	10/01/2023	15,681,120
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A/A1)
1,290,000	5.000	10/01/2047	1,529,798
Greater Orlando Aviation Authority RB Refunding Series 2012 A (A+/Aa3)
2,375,000	5.000	10/01/2021	2,453,161
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
235,000	3.000	11/01/2024	239,127
1,095,000	3.500	11/01/2030	1,150,549
2,400,000	4.375	11/01/2049	2,576,016
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
100,000	3.375	05/01/2021	100,369
550,000	3.875	05/01/2026	572,830
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
425,000	2.625	05/01/2025	428,800
510,000	3.250	05/01/2030	522,454
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,170,000	3.100	05/01/2024	1,192,552
1,880,000	3.300	05/01/2029	1,982,762
370,000	3.700	05/01/2033	394,531
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
400,000	3.100	05/01/2024	407,680
1,150,000	3.300	05/01/2029	1,212,836
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(f)
265,000	4.000	05/01/2024	292,621
265,000	4.000	05/01/2025	299,193
140,000	4.000	05/01/2026	160,734
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
100,000	3.250	11/01/2024	102,104
400,000	3.500	11/01/2030	419,464
1,000,000	3.875	11/01/2039	1,049,140
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
125,000	3.625	11/01/2030	131,325

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
$1,050,000	5.000%	05/01/2034	$ 1,208,928
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
215,000	4.000	05/01/2024	234,301
225,000	4.000	05/01/2025	250,992
235,000	4.000	05/01/2026	267,585
240,000	4.000	05/01/2027	277,524
250,000	4.000	05/01/2028	287,332
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
585,000	3.375	05/01/2023	615,911
605,000	3.500	05/01/2024	652,371
630,000	3.625	05/01/2025	691,198
650,000	3.750	05/01/2026	709,118
1,015,000	4.200	05/01/2031	1,116,470
1,000,000	4.350	05/01/2036	1,090,470
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (AA/NR)
265,000	2.500	05/01/2027	282,469
350,000	2.500	05/01/2028	371,830
360,000	2.500	05/01/2029	380,383
365,000	2.500	05/01/2030	384,144
375,000	2.500	05/01/2031	391,654
300,000	3.000	05/01/2032	324,399
300,000	3.000	05/01/2033	322,188
245,000	3.000	05/01/2034	261,170
255,000	3.000	05/01/2035	270,315
200,000	3.000	05/01/2036	211,228
Highland Meadows West Community Development District Special Assessment for Assessment Area 2 Series 2020 A (NR/NR)
290,000	2.875	05/01/2025	294,098
200,000	3.250	05/01/2031	207,252
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
140,000	3.250	05/01/2031	145,111
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(f)
225,000	4.000	12/15/2024	231,590
550,000	4.250	12/15/2029	591,448
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,225,000	4.250	05/01/2031	1,391,588
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
90,000	3.375	11/01/2025	91,855
335,000	3.875	11/01/2031	359,438
455,000	4.200	11/01/2039	486,823
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Five Project Series 2017 (NR/NR)
100,000	4.250	11/01/2022	102,298
370,000	4.875	11/01/2027	401,150
865,000	5.375	11/01/2037	961,474
785,000	5.500	11/01/2047	866,585
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Six Project Series 2017 (NR/NR)
75,000	4.875	11/01/2027	81,314
335,000	5.500	11/01/2047	369,817
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
790,000	4.000	11/01/2028	865,034
700,000	4.500	11/01/2038	777,546
2,300,000	5.000	11/01/2048	2,610,615

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(f)
$1,630,000	3.000%	05/01/2025	$ 1,655,966
1,020,000	3.500	05/01/2031	1,068,950
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
110,000	4.000	11/01/2025	113,203
165,000	4.500	11/01/2031	177,614
170,000	5.000	11/01/2041	189,457
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(f)
165,000	4.000	11/01/2024	169,993
235,000	5.000	11/01/2039	259,106
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2017 A (NR/NR)(f)
1,175,000	4.500	05/01/2038	1,274,158
1,855,000	4.625	05/01/2048	2,010,041
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
265,000	2.625	05/01/2025	267,411
155,000	3.000	05/01/2030	158,505
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
1,000,000	4.625	05/01/2037	1,080,630
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
740,000	2.750	06/15/2025	753,165
485,000	3.125	06/15/2030	506,854
375,000	4.000	06/15/2040	404,996
Lakeshore Ranch Community Development District Special Assessment Refunding Series 2019 A-2 (NR/NR)
475,000	3.500	05/01/2030	492,741
435,000	4.000	05/01/2035	461,740
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
430,000	3.125	05/01/2025	443,605
370,000	3.400	05/01/2030	386,635
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(f)
670,000	2.500	05/01/2025	676,814
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
155,000	3.000	05/01/2024	157,211
225,000	3.250	05/01/2029	232,103
200,000	3.850	05/01/2039	210,472
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Project - Phase 2C Series 2020 (NR/NR)
470,000	3.000	05/01/2030	473,412
750,000	3.500	05/01/2040	758,318
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
190,000	3.600	05/01/2024	194,492
285,000	3.800	05/01/2029	304,203
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(f)
215,000	3.650	05/01/2022	217,459
515,000	4.300	05/01/2027	546,616
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(f)
300,000	2.900	05/01/2024	303,879
570,000	3.200	05/01/2029	587,100
455,000	4.000	05/01/2049	472,750
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
325,000	3.600	05/01/2024	332,706
485,000	3.800	05/01/2029	517,762

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
$1,210,000	4.250%	05/01/2025	$ 1,260,324
1,605,000	4.875	05/01/2035	1,720,512
905,000	4.875	05/01/2045	960,485
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
195,000	4.000	05/01/2022	197,829
940,000	4.625	05/01/2027	1,014,439
1,000,000	5.250	05/01/2037	1,111,610
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
435,000	3.900	05/01/2023	444,566
535,000	4.250	05/01/2028	570,920
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
1,285,000	4.350	05/01/2024	1,323,537
1,970,000	4.750	05/01/2029	2,171,117
2,250,000	5.300	05/01/2039	2,526,413
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
190,000	4.000	05/01/2021	191,116
225,000	4.250	05/01/2026	237,206
6,865,000	5.000	05/01/2036	7,490,470
4,755,000	5.125	05/01/2046	5,181,904
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (AA/NR)
500,000	2.000	05/01/2028	524,940
500,000	2.000	05/01/2029	520,070
Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project - Phase 2B Series 2020 (NR/NR)(f)
410,000	2.500	05/01/2025	413,809
440,000	3.200	05/01/2030	453,147
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
435,000	3.500	05/01/2024	445,819
275,000	3.875	05/01/2029	296,260
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
155,000	3.625	11/01/2023	158,264
560,000	4.125	11/01/2028	597,968
250,000	4.750	11/01/2048	269,968
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (BBB/NR)
200,000	3.000	05/01/2021	201,378
445,000	3.000	05/01/2022	454,229
460,000	3.000	05/01/2023	475,364
375,000	3.000	05/01/2024	391,294
490,000	3.000	05/01/2025	515,382
500,000	3.000	05/01/2026	529,790
520,000	3.000	05/01/2027	552,958
535,000	3.000	05/01/2028	569,384
550,000	3.000	05/01/2029	587,175
1,605,000	3.000	05/01/2035	1,656,456
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
545,000	3.125	05/01/2024	552,876
535,000	3.375	05/01/2030	559,583
925,000	4.000	05/01/2038	988,825
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
330,000	3.500	05/01/2025	367,092
340,000	3.500	05/01/2026	383,850
500,000	4.000	05/01/2036	566,840

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lee Memorial Health System Hospital RB Refunding Series 2019 A-2 (A+/A2)(b)(c)
$11,700,000	5.000%	04/01/2026	$ 13,814,892
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
1,000,000	3.125	05/01/2025	1,011,040
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,430,000	5.000	05/01/2038	1,575,188
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
765,000	5.375	05/01/2030	742,310
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
840,000	3.000	05/01/2025	851,013
980,000	3.400	05/01/2030	1,020,464
1,420,000	4.000	05/01/2040	1,497,986
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
235,000	3.800	05/01/2024	239,712
290,000	4.000	05/01/2029	306,385
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
490,000	3.250	06/15/2024	498,158
885,000	3.625	06/15/2030	934,569
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
1,000,000	4.750	11/01/2029	1,131,550
Meadow Pines Community Development District Special Assessment Refunding Bonds Senior Lien Series 2014 1 (A/NR)
750,000	4.450	05/01/2030	825,180
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
155,000	3.500	05/01/2023	160,754
Miami RB Refunding for Miami Tunnel Project Series 2012 (AA-/Aa3)(f)
1,040,000	5.000	03/01/2030	1,139,944
Miami RB Refunding for Miami Tunnel Project Series 2012 (NR/NR)(f)(g)
8,460,000	5.000	03/01/2023	9,319,451
Miami RB Refunding Parking System Series 2019 (BAM) (AA/A2)
1,000,000	4.000	10/01/2037	1,189,200
900,000	4.000	10/01/2038	1,065,771
Miami Special Obligation Non-Ad Valorem RB Refunding Series 2011 A (AGM) (AA/Aa3)(g)
2,700,000	6.000	02/01/2021	2,711,529
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
190,000	4.000	11/01/2023	194,750
1,000,000	4.750	11/01/2027	1,089,440
850,000	5.125	11/01/2039	941,843
2,350,000	5.250	11/01/2049	2,597,549
Miami-Dade County Industrial Development Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2018 A (AMT) (A-/NR)(b)
	(SIFMA Municipal Swap Index Yield + 0.80%),
7,935,000	0.890	11/01/2021	7,939,840
Mitchell Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
240,000	3.125	12/15/2024	244,495
675,000	3.375	12/15/2030	700,191
1,500,000	4.000	12/15/2039	1,601,595
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
1,545,000	5.250	11/01/2035	1,676,572

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (BBB/NR)(f)
$125,000	3.500%	05/01/2026	$ 136,766
130,000	3.500	05/01/2027	143,588
135,000	3.500	05/01/2028	149,367
140,000	3.500	05/01/2029	156,646
700,000	3.500	05/01/2038	754,712
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)(f)
75,000	3.125	05/01/2025	76,092
45,000	3.500	05/01/2031	46,893
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
515,000	2.625	05/01/2025	515,834
495,000	3.125	05/01/2030	496,940
430,000	3.625	05/01/2040	432,017
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (BAM) (AA/NR)
655,000	5.000	10/01/2030	875,060
575,000	5.000	10/01/2031	764,566
1,025,000	5.000	10/01/2033	1,348,910
1,205,000	5.000	10/01/2034	1,582,527
1,000,000	5.000	10/01/2036	1,305,110
1,975,000	5.000	10/01/2037	2,570,245
2,075,000	5.000	10/01/2038	2,683,328
2,180,000	5.000	10/01/2039	2,802,891
2,630,000	5.000	10/01/2044	3,329,659
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (A+/NR)
1,150,000	4.450	05/01/2031	1,280,422
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
270,000	2.500	06/15/2025	272,551
300,000	3.000	06/15/2030	306,885
315,000	4.000	06/15/2040	336,455
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
590,000	3.700	05/01/2024	608,892
825,000	4.100	05/01/2029	911,518
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
295,000	3.250	05/01/2025	301,876
350,000	3.500	05/01/2030	365,831
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2016 (NR/NR)
3,285,000	5.875	11/01/2037	3,808,563
3,500,000	6.000	11/01/2047	4,072,880
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
285,000	4.375	11/01/2023	294,177
640,000	4.875	11/01/2028	702,650
Palm Beach County Health Facilities Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 B (A-/NR)
250,000	4.000	11/15/2041	278,853
1,000,000	5.000	11/15/2042	1,192,860
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (BBB/NR)
2,300,000	4.000	05/15/2053	2,337,720
1,825,000	5.000	05/15/2053	1,990,017
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
205,000	3.400	05/01/2025	208,083
245,000	3.750	05/01/2030	255,440
965,000	4.150	05/01/2040	1,016,579

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
$215,000	3.500%	11/01/2025	$ 241,052
225,000	3.500	11/01/2026	255,496
230,000	3.500	11/01/2027	262,253
240,000	3.500	11/01/2028	278,093
585,000	4.000	11/01/2033	682,350
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
785,000	4.000	05/01/2050	855,069
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (A/NR)
520,000	2.500	05/01/2022	530,078
530,000	2.750	05/01/2023	554,417
350,000	3.750	05/01/2031	387,751
1,045,000	4.000	05/01/2036	1,158,006
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (BBB-/NR)
145,000	3.500	05/01/2021	145,738
300,000	4.000	05/01/2027	318,759
3,500,000	5.000	05/01/2039	3,913,035
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
235,000	4.500	05/01/2024	241,749
465,000	4.750	05/01/2030	508,678
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
625,000	3.125	05/01/2030	640,781
800,000	3.750	05/01/2040	824,120
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
350,000	4.250	05/01/2031	413,444
1,030,000	4.500	05/01/2038	1,210,477
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
265,000	4.000	05/01/2026	293,673
275,000	4.000	05/01/2027	309,831
285,000	4.125	05/01/2028	326,180
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
445,000	4.000	05/01/2024	482,674
480,000	4.000	05/01/2026	540,758
520,000	4.000	05/01/2028	599,529
1,335,000	4.500	05/01/2031	1,602,587
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (A-/NR)
1,330,000	4.500	11/01/2033	1,369,834
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (AA/NR)
545,000	2.000	05/01/2028	557,568
555,000	2.000	05/01/2029	562,448
565,000	2.125	05/01/2030	571,757
1,000,000	2.625	05/01/2034	1,020,990
995,000	2.800	05/01/2037	1,018,054
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
590,000	2.750	05/01/2025	596,095
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
2,700,000	5.000	07/01/2029	3,073,896
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
100,000	2.875	05/01/2025	101,498
170,000	3.250	05/01/2031	174,209

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
$2,055,000	2.800%	05/01/2025	$ 2,075,756
3,265,000	3.200	05/01/2031	3,337,254
1,875,000	3.500	05/01/2037	1,910,925
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
275,000	4.750	11/01/2029	297,880
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
100,000	3.250	11/01/2024	101,941
555,000	3.500	11/01/2030	576,717
Randal Park Community Development District Randal Walk Special Assessment RB Series 2018 (NR/NR)(f)
120,000	4.100	05/01/2024	122,771
185,000	4.500	05/01/2029	199,715
Randal Park Community Development District Special Assessment RB Series 2015 (NR/NR)
455,000	4.250	11/01/2025	474,529
Reedy Creek Improvement District Refundig GO Bonds Series 2020 A (AA-/Aa3)
3,020,000	1.769	06/01/2025	3,150,585
3,230,000	1.869	06/01/2026	3,382,843
3,070,000	1.969	06/01/2027	3,218,005
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
750,000	5.000	05/01/2025	817,358
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
250,000	3.750	05/01/2024	254,847
425,000	4.000	05/01/2030	448,983
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
165,000	3.500	05/01/2024	168,767
415,000	4.000	05/01/2030	445,345
620,000	4.500	05/01/2040	672,651
620,000	4.750	05/01/2050	674,107
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
2,390,000	4.000	05/01/2031	2,679,429
890,000	4.000	05/01/2035	978,439
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
605,000	2.750	05/01/2025	612,635
525,000	3.250	05/01/2031	542,057
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
325,000	3.000	05/01/2025	327,662
475,000	3.600	05/01/2030	484,899
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
565,000	2.500	06/15/2025	570,209
320,000	3.000	06/15/2030	326,058
290,000	4.000	06/15/2040	308,290
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (AA/NR)
705,000	2.375	05/01/2035	723,683
1,425,000	2.625	05/01/2040	1,483,382
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
560,000	3.375	06/15/2024	573,138
1,000,000	3.750	06/15/2031	1,078,850

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
$650,000	2.750%	05/01/2025	$ 649,987
465,000	3.250	05/01/2030	464,986
560,000	3.750	05/01/2040	559,978
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
250,000	4.000	11/01/2024	256,860
740,000	4.500	11/01/2029	797,320
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
190,000	4.000	11/01/2023	194,125
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,210,000	3.625	05/01/2024	1,252,798
1,895,000	4.000	05/01/2029	2,109,192
5,000,000	4.750	05/01/2039	5,735,150
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
350,000	3.125	11/01/2025	357,592
505,000	3.625	11/01/2031	531,790
300,000	4.125	11/01/2040	319,053
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (BBB/NR)
420,000	3.000	05/01/2023	437,602
435,000	3.250	05/01/2024	464,345
445,000	3.450	05/01/2025	484,378
465,000	3.625	05/01/2026	514,476
990,000	4.125	05/01/2036	1,097,178
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(f)
475,000	4.250	11/01/2024	489,079
730,000	4.500	11/01/2029	787,422
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
390,000	4.000	05/01/2024	400,538
590,000	4.625	05/01/2029	645,230
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
350,000	2.500	11/01/2023	363,611
355,000	2.750	11/01/2024	375,381
370,000	3.000	11/01/2025	397,243
585,000	4.250	11/01/2037	650,947
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB/NR)
1,000,000	5.125	05/01/2033	1,047,920
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
165,000	2.875	05/01/2024	166,931
300,000	3.250	05/01/2029	311,940
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
400,000	3.375	05/01/2025	407,576
235,000	4.000	05/01/2030	249,699
435,000	4.300	05/01/2040	464,959
315,000	4.500	05/01/2046	335,853
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
265,000	2.500	05/01/2023	275,062
270,000	2.500	05/01/2024	284,621
280,000	3.000	05/01/2025	303,926
290,000	3.000	05/01/2026	319,113
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
325,000	3.500	06/15/2024	333,284
500,000	4.000	06/15/2030	543,760

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)(f)
$675,000	2.500%	12/15/2025	$ 677,518
500,000	3.000	12/15/2030	504,620
1,000,000	3.500	12/15/2040	1,010,890
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
255,000	3.125	12/15/2025	261,928
500,000	3.625	12/15/2030	531,830
870,000	4.000	12/15/2039	918,207
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
375,000	3.000	05/01/2025	379,875
500,000	3.300	05/01/2031	514,040
825,000	3.750	05/01/2040	853,883
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
165,000	3.250	05/01/2030	169,366
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-1 (AGM) (AA/NR)
400,000	2.500	05/01/2029	423,920
720,000	2.875	05/01/2033	768,564
1,440,000	3.000	05/01/2038	1,531,037
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,190,000	3.500	05/01/2029	1,238,861
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (BBB+/NR)
190,000	2.500	05/01/2023	197,571
190,000	2.500	05/01/2024	199,586
200,000	3.000	05/01/2025	215,152
205,000	3.000	05/01/2026	223,911
1,135,000	3.500	05/01/2031	1,244,834
1,370,000	4.000	05/01/2036	1,513,754
Tampa Bay Water Utility System RB Refunding Series 2015 A (AA+/Aa1)
10,160,000	4.000	10/01/2028	11,737,441
4,225,000	4.000	10/01/2029	4,865,637
Tampa-Hillsborough County Expressway Authority RB Series 2017 (A+/A2)
6,175,000	5.000	07/01/2047	7,430,625
Tampa-Hillsborough County Expressway Authority RB Series 2017 C (A+/A2)
1,950,000	5.000	07/01/2048	2,361,450
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
1,115,000	4.800	05/01/2036	1,191,879
The Lee County School Board COPS Series 2020 A (AA-/Aa3)
825,000	5.000	08/01/2026	1,027,067
825,000	5.000	08/01/2027	1,051,611
690,000	5.000	08/01/2028	897,262
The Miami-Dade County School Board COPS Series 2010 A (A+/Aa3)
10,000,000	6.235	06/15/2027	12,735,300
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (A+/NR)
205,000	3.000	05/01/2027	223,122
210,000	3.125	05/01/2028	229,824
230,000	3.375	05/01/2032	249,309
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
345,000	3.500	05/01/2032	393,252
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(f)
550,000	5.200	05/01/2028	589,034
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	4.625	05/01/2028	324,144

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-1 (AGM) (AA/NR)
$4,705,000	3.000%	05/01/2033	$ 5,235,206
5,295,000	3.000	05/01/2037	5,883,804
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
565,000	3.500	05/01/2024	583,097
765,000	3.850	05/01/2029	834,707
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 B (AGM) (AA/NR)
2,025,000	3.000	05/01/2033	2,253,197
4,925,000	3.000	05/01/2040	5,432,817
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(f)
2,020,000	3.450	05/01/2024	2,084,660
2,975,000	3.750	05/01/2029	3,239,448
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
815,000	4.375	11/01/2023	840,118
2,005,000	5.000	11/01/2029	2,211,736
100,000	5.375	11/01/2039	115,813
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
505,000	4.250	06/15/2028	549,172
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
320,000	3.125	12/15/2025	330,630
735,000	3.625	12/15/2031	796,961
450,000	4.000	12/15/2040	485,109
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (A-/Baa1)
750,000	5.000	04/01/2030	928,335
650,000	5.000	04/01/2031	798,960
550,000	5.000	04/01/2033	668,652
5,000,000	5.000	04/01/2048	5,872,500
Town of Palm Beach GO Bonds for Underground Utility Project Series 2018 (AAA/Aaa)
2,000,000	4.000	07/01/2043	2,332,440
7,000,000	4.000	07/01/2047	8,101,310
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
135,000	3.500	05/01/2024	137,122
360,000	4.000	05/01/2030	382,140
595,000	4.375	05/01/2039	642,969
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(f)
415,000	3.125	05/01/2030	415,809
475,000	3.625	05/01/2040	476,102
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)(f)
275,000	4.375	11/01/2024	283,905
500,000	5.250	11/01/2039	556,570
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(f)
465,000	2.500	05/01/2025	469,357
235,000	3.250	05/01/2030	241,056
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
310,000	3.875	05/01/2024	317,046
490,000	4.125	05/01/2029	522,154
Triple Creek Community Development District Special Assessment Series 2019 B (NR/NR)
1,220,000	4.875	05/01/2032	1,359,385
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)(f)
3,955,000	4.625	11/01/2038	4,237,664

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
$205,000	4.000%	11/01/2024	$ 211,453
495,000	4.500	11/01/2029	539,392
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
2,000,000	4.750	11/01/2047	2,141,120
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
405,000	3.000	11/01/2024	412,663
700,000	3.375	11/01/2030	730,443
100,000	4.000	11/01/2050	104,091
TSR Community Development District Special Assessment RB for Village 1 Project Series 2015 (NR/NR)
530,000	4.375	11/01/2025	554,009
Turnbull Creek Community Development District Senior Special Assessment Refunding Bonds Series 2015 A-1 (A/NR)
1,000,000	4.250	05/01/2031	1,105,110
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (A/NR)
350,000	2.125	05/01/2022	355,481
360,000	2.250	05/01/2023	371,858
365,000	2.500	05/01/2024	384,028
375,000	2.625	05/01/2025	402,428
390,000	3.000	05/01/2026	431,285
400,000	3.125	05/01/2027	442,492
415,000	3.250	05/01/2028	456,388
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
230,000	4.200	05/01/2026	238,478
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
405,000	3.000	12/15/2024	414,453
1,000,000	3.375	12/15/2030	1,051,720
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(f)
1,370,000	5.000	12/15/2032	1,637,109
2,000,000	5.000	12/15/2037	2,381,220
4,470,000	5.000	12/15/2047	5,234,325
University Park Recreation District Special Assessment Series 2019 (BAM) (AA/NR)
300,000	2.500	05/01/2027	327,186
310,000	2.500	05/01/2028	339,900
315,000	2.625	05/01/2029	349,779
1,060,000	3.000	05/01/2034	1,188,143
2,130,000	3.125	05/01/2038	2,381,148
1,725,000	3.250	05/01/2040	1,936,244
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(f)
450,000	3.000	05/01/2025	457,164
525,000	3.500	05/01/2031	546,026
875,000	4.000	05/01/2040	918,794
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(f)
410,000	4.000	05/01/2024	419,459
1,000,000	4.625	05/01/2029	1,067,040
1,000,000	5.000	05/01/2038	1,098,930
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
265,000	4.000	11/01/2024	273,403
395,000	4.500	11/01/2029	433,248
Veranda Community Development District II Special Assessment Area 1 Preserve West Project Series 2018 A (NR/NR)
240,000	4.000	11/01/2024	247,629
375,000	4.500	11/01/2029	411,364

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
$1,560,000	3.750%	05/01/2026	$ 1,611,776
1,000,000	4.250	05/01/2037	1,045,490
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(f)
345,000	3.250	05/01/2024	368,505
355,000	3.500	05/01/2025	387,780
370,000	3.625	05/01/2026	412,576
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
445,000	4.750	11/01/2025	465,848
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
250,000	3.250	05/01/2031	256,690
235,000	4.000	05/01/2040	246,271
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
250,000	2.875	05/01/2025	253,342
250,000	3.250	05/01/2031	256,680
1,050,000	4.000	05/01/2040	1,100,348
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
190,000	2.875	05/01/2025	192,558
250,000	3.250	05/01/2031	256,685
815,000	4.000	05/01/2040	854,079
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (A/NR)
495,000	4.250	05/01/2030	529,779
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (AA/NR)
380,000	2.000	05/01/2027	388,725
385,000	2.000	05/01/2028	389,620
395,000	2.000	05/01/2029	395,438
150,000	2.125	05/01/2030	150,015
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
415,000	3.125	05/01/2025	425,612
500,000	3.500	05/01/2030	528,585
930,000	3.750	05/01/2037	981,131
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(f)
975,000	3.250	05/01/2023	995,251
970,000	3.800	05/01/2028	1,050,345
1,940,000	4.000	05/01/2033	2,132,196
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
1,445,000	2.625	05/01/2024	1,471,964
1,250,000	3.000	05/01/2029	1,319,825
1,500,000	3.375	05/01/2034	1,600,050
3,960,000	3.550	05/01/2039	4,203,302
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(f)
2,305,000	1.875	05/01/2025	2,333,559
2,950,000	2.625	05/01/2030	3,043,397
3,400,000	3.000	05/01/2035	3,508,426
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (A-/NR)
330,000	4.000	05/01/2026	377,771
330,000	4.000	05/01/2027	382,463
335,000	4.000	05/01/2028	385,679
350,000	4.000	05/01/2029	400,190

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (BAM) (AA/NR)
$1,860,000	3.500%	05/01/2032	$ 2,073,156
2,180,000	4.000	05/01/2037	2,428,171
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
155,000	3.750	05/01/2024	158,106
230,000	4.000	05/01/2029	243,646
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
265,000	2.625	05/01/2025	267,326
245,000	3.200	05/01/2030	250,182
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
220,000	2.750	11/01/2024	231,952
225,000	3.000	11/01/2025	241,022
230,000	3.200	11/01/2026	248,635
1,400,000	4.125	11/01/2046	1,504,608
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
725,000	5.500	05/01/2034	777,359
925,000	5.750	05/01/2044	996,919
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
2,150,000	4.000	05/01/2031	2,345,242
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
500,000	5.125	11/01/2038	541,135
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
2,360,000	5.500	11/01/2045	2,523,855
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
240,000	3.250	11/01/2024	246,120
375,000	3.625	11/01/2029	399,379
1,000,000	4.000	11/01/2039	1,060,540
West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)(f)(h)
615,000	2.750	05/01/2026	614,988
415,000	3.250	05/01/2031	414,988
515,000	3.625	05/01/2041	514,979
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
365,000	2.650	05/01/2025	370,815
630,000	3.000	05/01/2031	647,791
1,725,000	4.000	05/01/2040	1,824,929
1,595,000	4.000	05/01/2051	1,665,531
West Villages Improvement District Unit of Development No. 3 Special Assessment Refunding Bonds Series 2017 (NR/NR)
2,575,000	5.000	05/01/2032	2,856,370
1,955,000	4.500	05/01/2034	2,089,817
3,395,000	5.000	05/01/2037	3,697,834
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
500,000	4.000	05/01/2024	514,165
750,000	4.250	05/01/2029	814,290
Westside Community Development District Solara Phase 2 Assessment Area Special Assessment RB Series 2019 (NR/NR)
240,000	3.625	05/01/2024	245,563
355,000	3.900	05/01/2029	380,720
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(f)
475,000	3.500	05/01/2024	483,251
810,000	3.750	05/01/2029	856,299

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
$490,000	3.500%	06/15/2024	$ 502,740
1,285,000	3.750	06/15/2030	1,386,875
3,350,000	4.250	06/15/2039	3,664,129
Willows Community Development District Special Assessment RB Series 2019 (NR/NR)
250,000	3.875	05/01/2024	256,683
500,000	4.370	05/01/2029	543,910
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
200,000	4.250	11/01/2029	215,590
680,000	4.875	11/01/2039	744,192
Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)
160,000	3.000	05/01/2025	161,888
230,000	3.650	05/01/2030	236,309
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
135,000	4.875	05/01/2036	143,400
250,000	5.000	05/01/2047	265,115
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
1,135,000	2.500	05/01/2025	1,144,296
640,000	3.125	05/01/2030	654,643
Wynnfield Lakes Community Development District Special Assessment Refunding Bonds Series 2014 (BBB+/NR)
1,450,000	4.500	05/01/2036	1,555,459

			906,231,811

Georgia – 1.8%
Atlanta Airport RB Refunding Series 2012 C (A+/Aa3)
1,250,000	5.000	01/01/2027	1,303,387
Bartow County Development Authority RB for Georgia Power Co. Series 2013 (A-/Baa1)(b)(c)
5,250,000	1.550	08/19/2022	5,333,790
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A-/Baa1)(b)(c)
3,000,000	2.150	06/13/2024	3,133,500
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2008 (A-/Baa1)(b)(c)
3,500,000	1.650	06/18/2021	3,519,775
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fourth Series 1994 (A-/Baa1)(b)(c)
1,600,000	2.250	05/25/2023	1,655,696
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (A-/NR)(b)(c)
2,500,000	2.925	03/12/2024	2,664,150
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corp. Vogtle Series 2017 F (A-/Baa1)(b)(c)
9,475,000	3.000	02/01/2023	9,888,679
Burke County Development Authority Pollution Control RB Refunding for Georgia Power Co. Series 2012 (A-/Baa1)(b)(c)
5,100,000	1.550	08/19/2022	5,181,396
City of Atlanta RB for Water & Wastewater Series 2018 B (AA-/Aa2)
4,750,000	3.500	11/01/2043	5,330,070
County of Fulton RB Refunding for Water & Sewerage Series 2013 A (AA/Aa2)
7,585,000	4.000	01/01/2035	8,014,083
Fayette County Hospital Authority RB Refunding for Piedmont Healthcare, Inc. Obligated Group Series 2019 A (AA-/A1)(b)(c)
1,050,000	5.000	07/01/2024	1,190,668
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (BB/NR)
625,000	5.000	03/01/2027	638,912

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Glynn-Brunswick Memorial Hospital Authority RB Refunding for Southeast Georgia Health System Obligated Group Series 2020 (BBB+/Baa1)
$775,000	4.000%	08/01/2035	$ 898,279
500,000	4.000	08/01/2036	577,390
750,000	4.000	08/01/2037	863,265
745,000	4.000	08/01/2038	855,007
Main Street Natural Gas, Inc. Gas Supply RB Series 2018 A (NR/Aa2)(b)(c)
14,250,000	4.000	09/01/2023	15,520,958
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
2,500,000	5.000	05/15/2025	2,935,400
3,000,000	5.000	05/15/2026	3,616,200
3,000,000	5.000	05/15/2027	3,693,870
2,455,000	5.000	05/15/2028	3,077,318
2,800,000	5.000	05/15/2029	3,570,000
4,875,000	5.000	05/15/2049	7,348,965
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 B (NR/Aa1)(b)(c)
14,050,000	4.000	12/02/2024	15,928,064
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(e)
	(3 Mo. LIBOR + 0.65%),
5,200,000	0.801	10/01/2033	4,976,088
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (A/Baa1)
2,210,000	5.000	01/01/2023	2,406,116
4,155,000	5.000	01/01/2024	4,702,338
4,360,000	5.000	01/01/2025	5,122,564
4,575,000	5.000	01/01/2026	5,525,822
4,805,000	5.000	01/01/2027	5,963,966
5,040,000	5.000	01/01/2028	6,385,730
5,295,000	5.000	01/01/2029	6,761,927
1,080,000	5.000	01/01/2034	1,349,784
Municipal Electric Authority RB Refunding Series 2019 A (A-/A2)
830,000	5.000	01/01/2024	940,664
900,000	5.000	01/01/2025	1,057,797
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(f)
1,275,000	4.000	01/01/2038	1,404,668
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (BBB/Baa2)
1,925,000	1.900	08/01/2024	2,022,405
Savannah Economic Development Authority RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(b)(c)
400,000	2.000	10/01/2024	422,656

			155,781,347

Guam – 0.5%
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (B+/Ba2)
875,000	3.625	02/01/2025	880,373
2,045,000	4.250	02/01/2030	2,105,757
Guam Government Business Privilege Tax RB Refunding Series 2015 D (BB/NR)
3,000,000	5.000	11/15/2022	3,197,430
Guam Government Business Privilege Tax RB Series 2012 B-1 (BB/NR)
2,980,000	5.000	01/01/2029	3,076,582
Guam Government GO Bonds Series 2019 (AMT) (BB-/Ba1)
2,530,000	5.000	11/15/2031	2,762,482
Guam Government Limited Obligation RB Section 30 Series 2016 A (BB/NR)
2,755,000	5.000	12/01/2025	3,208,445
2,255,000	5.000	12/01/2026	2,667,214
2,000,000	5.000	12/01/2027	2,377,840
Guam Power Authority RB Refunding Series 2012 A (AGM) (AA/A2)
1,500,000	5.000	10/01/2024	1,618,140
2,790,000	5.000	10/01/2030	3,000,031

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)
Guam Power Authority RB Series 2014 A (AGM) (AA/A2)
$325,000	5.000%	10/01/2039	$ 366,593
250,000	5.000	10/01/2044	280,148
Guam Waterworks Authority RB for Water & Wastewater System Series 2013 (A-/Baa2)(g)
1,450,000	5.500	07/01/2023	1,637,978
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
1,030,000	5.000	01/01/2046	1,177,537
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (A-/Baa2)
3,975,000	5.000	01/01/2050	4,929,119
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
350,000	5.000	07/01/2025	410,484
560,000	5.000	07/01/2026	675,567
350,000	5.000	07/01/2027	431,438
370,000	5.000	07/01/2028	452,839
725,000	5.000	07/01/2029	881,716
700,000	5.000	07/01/2030	847,392
700,000	5.000	07/01/2031	844,375
700,000	5.000	07/01/2032	840,798
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (A/Baa2)
400,000	5.000	07/01/2029	494,912
600,000	5.000	07/01/2031	738,834
250,000	5.000	07/01/2033	304,447
225,000	5.000	07/01/2034	273,373
425,000	5.000	07/01/2036	513,791

			40,995,635

Hawaii – 0.3%
City & County Honolulu RB for Wastewater System Series 2018 A (AA/Aa2)
3,000,000	4.000	07/01/2042	3,526,620
City & County Honolulu RB for Wastewater System Series 2019 A (AA/Aa2)
500,000	5.000	07/01/2021	511,895
430,000	5.000	07/01/2022	461,003
200,000	5.000	07/01/2023	223,616
City & County Honolulu RB Refunding for Wastewater System Series 2019 B (AA/Aa2)
680,000	5.000	07/01/2021	696,177
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (AMT) (A-/Baa2)
5,025,000	4.000	03/01/2037	5,439,512
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (A-/Baa2)
9,055,000	3.200	07/01/2039	9,457,585
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
30,000	4.000	05/15/2026	33,171
75,000	5.000	05/15/2029	90,258
35,000	5.000	05/15/2030	41,797
150,000	5.000	05/15/2031	177,759
180,000	5.000	05/15/2032	211,844
60,000	3.000	05/15/2033	60,442
100,000	3.000	05/15/2034	100,366
150,000	3.000	05/15/2035	149,997
670,000	3.250	05/15/2039	673,893
575,000	5.000	05/15/2044	653,545

			22,509,480

Idaho – 0.0%
Nez Perce County PCRB Refunding for Potlatch Corp. Project Series 2016 (BBB-/Baa3)
2,000,000	2.750	10/01/2024	2,066,180

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – 12.2%
Berwyn Municipal Securitization Corp. RB Refunding Series 2019 (AGM-CR) (AA/NR)
$7,200,000	5.000%	01/01/2035	$ 9,006,984
Carol Stream Park District GO Refunding Bonds Series 2016 (BAM) (AA/A1)
3,510,000	5.000	01/01/2037	4,176,865
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (AA/NR)(d)
350,000	0.000	01/01/2026	336,700
165,000	0.000	01/01/2027	155,994
240,000	0.000	01/01/2028	222,281
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (AA/NR)
300,000	5.000	01/01/2029	386,862
175,000	5.000	01/01/2030	224,268
665,000	5.000	01/01/2031	849,059
1,875,000	5.000	01/01/2032	2,384,512
765,000	5.000	01/01/2033	967,878
1,115,000	5.000	01/01/2034	1,405,402
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (BB-/B1)
555,000	5.382	12/01/2023	580,430
2,250,000	5.482	12/01/2024	2,364,593
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (A-/NR)
3,550,000	6.000	04/01/2046	4,206,998
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (A-/NR)
760,000	5.000	04/01/2034	865,754
575,000	5.000	04/01/2035	654,074
525,000	5.000	04/01/2036	595,744
490,000	5.000	04/01/2037	554,719
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (BB-/Baa2)(d)
2,225,000	0.000	12/01/2026	1,924,714
1,020,000	0.000	12/01/2027	851,537
3,055,000	0.000	12/01/2029	2,358,857
2,660,000	0.000	12/01/2030	1,978,747
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(d)
965,000	0.000	12/01/2027	805,620
1,040,000	0.000	12/01/2028	835,890
460,000	0.000	12/01/2030	342,189
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (BBB+/Ba1)(d)
670,000	0.000	01/01/2031	465,724
Chicago Illinois Board of Education GO Bonds Series 2015 C (BB-/NR)
2,500,000	6.000	12/01/2035	2,787,750
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(d)
4,705,000	0.000	12/01/2031	3,366,333
Chicago Illinois Board of Education GO Refunding Bonds for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)
4,725,000	5.500	12/01/2026	5,389,429
Chicago Illinois Board of Education GO Refunding Bonds Series 1999 A (NATL-RE) (BB-/Baa2)(d)
3,485,000	0.000	12/01/2023	3,287,470
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (BB-/B1)
2,500,000	5.500	12/01/2026	2,873,775
6,330,000	5.500	12/01/2027	7,374,070
3,000,000	5.500	12/01/2028	3,535,170
2,000,000	5.500	12/01/2029	2,370,140
Chicago Illinois Board of Education GO Refunding Bonds Series 2010 F (BB-/B1)
4,050,000	5.000	12/01/2031	4,055,994

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (BB-/NR)
$1,020,000	5.250%	12/01/2039	$ 1,102,436
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2012 A (BB-/B1)
5,225,000	5.000	12/01/2042	5,355,834
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (BB-/B1)
2,300,000	6.038	12/01/2029	2,438,828
2,500,000	6.138	12/01/2039	2,635,850
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (BB-/NR)
5,160,000	7.000	12/01/2044	6,171,566
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (BB-/NR)
7,125,000	6.500	12/01/2046	8,494,567
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
1,825,000	5.000	12/01/2025	2,162,406
2,190,000	5.000	12/01/2026	2,660,259
2,375,000	5.000	12/01/2027	2,939,205
7,445,000	5.000	12/01/2028	9,391,495
700,000	5.000	12/01/2030	867,902
1,800,000	5.000	12/01/2031	2,222,082
1,000,000	5.000	12/01/2032	1,227,610
2,000,000	5.000	12/01/2033	2,446,260
600,000	5.000	12/01/2034	732,762
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (AA/NR)
5,000,000	5.000	12/01/2027	6,206,400
5,230,000	5.000	12/01/2028	6,606,275
5,500,000	5.000	12/01/2029	6,881,105
4,690,000	5.000	12/01/2030	5,826,668
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 A (BB-/NR)(d)
2,000,000	0.000	12/01/2025	1,746,980
2,000,000	0.000	12/01/2026	1,684,320
300,000	0.000	12/01/2027	242,730
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 A (BB-/NR)
2,500,000	4.000	12/01/2027	2,735,150
4,000,000	5.000	12/01/2028	4,673,040
5,000,000	5.000	12/01/2029	5,891,850
5,000,000	5.000	12/01/2030	5,877,550
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 B (BB-/NR)
125,000	5.000	12/01/2021	128,334
750,000	5.000	12/01/2022	791,557
1,200,000	5.000	12/01/2023	1,293,396
1,250,000	5.000	12/01/2024	1,377,638
1,200,000	5.000	12/01/2025	1,350,996
1,000,000	5.000	12/01/2026	1,143,670
1,000,000	5.000	12/01/2027	1,157,100
1,000,000	5.000	12/01/2028	1,168,260
1,000,000	5.000	12/01/2029	1,178,370
1,000,000	5.000	12/01/2030	1,175,510
1,000,000	5.000	12/01/2031	1,170,020
1,000,000	5.000	12/01/2032	1,167,380
1,000,000	5.000	12/01/2033	1,162,760
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (AGM-CR) (NATL-RE) (AA/A2)(d)
1,465,000	0.000	01/01/2030	1,190,312
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (NATL-RE) (BBB+/Baa2)(d)
1,050,000	0.000	01/01/2028	872,917

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (BBB+/Ba1)(d)
$750,000	0.000%	01/01/2032	$ 498,105
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
330,000	5.500	01/01/2037	362,172
3,020,000	5.500	01/01/2040	3,304,061
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
1,500,000	5.250	01/01/2033	1,604,580
630,000	5.000	01/01/2034	668,486
11,590,000	5.000	01/01/2036	12,275,201
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
650,000	5.000	01/01/2040	650,734
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
2,905,000	5.000	01/01/2034	2,954,559
Chicago Illinois GO Bonds Series 2010 B (BBB+/Ba1)
1,130,000	7.517	01/01/2040	1,369,865
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
1,320,000	5.500	01/01/2039	1,445,492
Chicago Illinois GO Bonds Series 2015 B (BBB+/NR)
13,893,000	7.375	01/01/2033	16,307,326
Chicago Illinois GO Bonds Series 2019 (BBB+/NR)
3,760,000	5.000	01/01/2028	4,286,325
4,890,000	5.000	01/01/2029	5,623,256
2,720,000	5.000	01/01/2031	3,091,606
Chicago Illinois GO Bonds Series 2019 A (BBB+/NR)
3,000,000	5.500	01/01/2049	3,522,270
Chicago Illinois GO Refunding Bonds Series 2012 B (BBB+/Ba1)
2,385,000	5.432	01/01/2042	2,388,673
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
2,575,000	5.000	01/01/2024	2,796,939
4,435,000	5.000	01/01/2025	4,898,546
5,600,000	5.000	01/01/2038	6,034,112
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 A (AMT) (A-/A3)
2,610,000	5.500	01/01/2029	2,841,951
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (A/NR)
7,040,000	5.000	01/01/2039	8,745,088
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 A (AMT) (A/NR)
2,605,000	5.000	01/01/2023	2,827,467
4,760,000	5.000	01/01/2024	5,356,809
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (A/NR)
9,105,000	5.000	01/01/2037	10,690,089
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (A/NR)
8,045,000	5.250	01/01/2035	9,825,680
Chicago Illinois Sales Tax Refunding Series 2002 (ETM) (BBB-/NR)(g)
1,105,000	5.000	01/01/2025	1,311,745
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (A/NR)
2,000,000	5.000	01/01/2035	2,290,940
2,000,000	5.000	01/01/2039	2,275,880
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (AA/NR)
475,000	5.250	01/01/2042	578,807
1,330,000	4.000	01/01/2052	1,454,674
Chicago Illinois Water RB Refunding for Second Lien Project Series 2017-2 (AGM) (AA/NR)
2,200,000	5.000	11/01/2033	2,682,020

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2000 (A/Baa2)
$1,560,000	5.000%	11/01/2028	$ 1,877,335
1,780,000	5.000	11/01/2029	2,130,838
1,000,000	5.000	11/01/2030	1,192,320
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
1,645,000	5.000	11/01/2026	2,010,947
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (A/Baa2)
15,475,000	5.000	11/01/2042	16,455,806
City of Chicago GO Refunding Bonds Series 2020 A (BBB+/NR)
2,745,000	5.000	01/01/2025	3,031,907
3,430,000	5.000	01/01/2027	3,889,997
10,115,000	5.000	01/01/2028	11,530,898
8,480,000	5.000	01/01/2029	9,751,576
9,315,000	5.000	01/01/2030	10,743,921
430,000	5.000	01/01/2031	494,758
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM-CR) (AA/A2)
265,000	5.432	01/01/2042	319,590
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM-CR) (AA/A2)
5,650,000	6.314	01/01/2044	7,488,679
City of Peoria GO Refunding Bonds Series 2019 (AGM) (AA/A2)
880,000	5.000	01/01/2029	1,112,487
1,470,000	5.000	01/01/2031	1,871,942
Cook County Community School District No. 97 Oak Park GO Bonds Series 2020 (NR/Aa2)
155,000	4.000	01/01/2025	176,928
195,000	4.000	01/01/2026	228,501
115,000	4.000	01/01/2027	137,672
200,000	4.000	01/01/2028	243,714
200,000	4.000	01/01/2029	241,436
145,000	4.000	01/01/2030	173,391
Cook County High School District No. 209 Proviso Township GO Bonds Limited Tax School Series 2018 B (AGM) (AA/NR)
10,350,000	5.500	12/01/2036	13,602,591
Cook County Illinois GO Refunding Bonds Series 2010 A (A+/A2)
4,000,000	5.250	11/15/2033	4,010,320
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (NR/Aa2)
840,000	4.000	12/01/2023	923,462
County of Will Illinois GO Bonds Series 2019 (AA+/Aa1)
1,500,000	4.000	11/15/2047	1,746,990
DeKalb Kane & LaSalle Counties Etc. Community College District No. 523 Kishwaukee GO Refunding Bonds Series 2020 (AA-/NR)
500,000	2.163	02/01/2026	508,705
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (BBB+/NR)
605,000	5.000	12/01/2034	706,441
775,000	5.000	12/01/2039	890,529
1,000,000	5.000	12/01/2044	1,132,990
Illinois Finance Authority RB for Cook County School District No. 73 East Prairie Series 2018 (BAM) (AA/A1)
2,325,000	4.000	12/01/2036	2,656,801
1,420,000	4.000	12/01/2037	1,622,932
4,230,000	4.000	12/01/2042	4,780,450
Illinois Finance Authority RB for Cook County School District No. 95 Brookfield Series 2018 (NR/Aa2)
500,000	4.000	12/01/2038	566,380
400,000	4.000	12/01/2040	451,932
1,085,000	4.000	12/01/2042	1,218,737

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for DuPage County Community High School District No. 99 Downers Grove Series 2020 A (AA+/NR)
$815,000	4.000%	12/15/2031	$ 1,009,826
1,300,000	4.000	12/15/2032	1,591,746
3,740,000	4.000	12/15/2033	4,525,587
1,700,000	4.000	12/15/2034	2,063,205
1,395,000	4.000	12/15/2035	1,680,835
2,750,000	3.000	12/15/2036	3,065,948
2,000,000	3.000	12/15/2037	2,223,320
Illinois Finance Authority RB for Northwestern Memorial Healthcare Obligation Group Series 2017 A (AA+/Aa2)
19,555,000	4.000	07/15/2047	22,052,565
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(f)
5,600,000	6.125	04/01/2049	6,150,872
Illinois Finance Authority RB Refunding for Edward Elmhurst Healthcare Obligation Group Series 2018 A (A/NR)
4,000,000	4.250	01/01/2044	4,559,640
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,425,000	4.000	05/15/2027	1,514,333
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (NR/Baa3)
750,000	5.000	09/01/2026	890,025
500,000	5.000	09/01/2027	604,805
500,000	5.000	09/01/2028	614,740
1,600,000	5.000	09/01/2030	1,982,592
1,000,000	5.000	09/01/2031	1,231,070
1,000,000	5.000	09/01/2032	1,223,080
1,035,000	5.000	09/01/2033	1,259,512
1,150,000	5.000	09/01/2034	1,395,422
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa2)
3,000,000	5.000	09/01/2046	3,335,430
Illinois Finance Authority RB Refunding for University of Chicago Series 2018 A (AA-/Aa2)
2,100,000	5.000	10/01/2041	2,569,749
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (AA-/NR)
5,275,000	5.000	01/01/2027	6,416,615
3,350,000	5.000	01/01/2028	4,155,206
3,515,000	5.000	01/01/2029	4,443,628
2,195,000	5.000	01/01/2030	2,821,036
11,130,000	5.000	01/01/2036	13,957,243
5,290,000	4.000	01/01/2038	5,973,680
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (AA-/NR)
10,685,000	5.000	01/01/2026	12,697,947
8,170,000	5.000	01/01/2027	9,938,151
15,355,000	5.000	01/01/2028	19,045,728
11,790,000	5.000	01/01/2029	14,904,800
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (AA/NR)
4,160,000	5.000	06/15/2027	4,680,582
Illinois State GO Bonds for Build America Bonds Series 2010-5 (BBB-/Baa3)
1,780,000	7.350	07/01/2035	2,122,223
Illinois State GO Bonds Pension Funding Series 2003 (BBB-/Baa3)
39,035,000	5.100	06/01/2033	42,009,857
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
5,000,000	5.500	07/01/2024	5,449,650
4,000,000	5.500	07/01/2025	4,347,480
3,165,000	5.500	07/01/2027	3,417,314
5,500,000	5.250	07/01/2028	5,890,610
9,490,000	5.500	07/01/2038	10,096,031

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2016 (BBB-/Baa3)
$4,415,000	5.000%	11/01/2021	$ 4,557,693
Illinois State GO Bonds Series 2017 A (BBB-/Baa3)
375,000	4.500	12/01/2041	407,288
Illinois State GO Bonds Series 2017 C (BBB-/Baa3)
26,930,000	5.000	11/01/2029	30,246,968
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
25,805,000	5.000	11/01/2021	26,535,540
53,565,000	5.000	11/01/2024	58,743,664
27,000,000	5.000	11/01/2025	30,151,710
9,450,000	5.000	11/01/2026	10,684,075
24,005,000	5.000	11/01/2028	27,135,732
Illinois State GO Bonds Series 2018 A (BBB-/Baa3)
16,380,000	5.000	05/01/2031	18,994,412
1,760,000	5.000	05/01/2042	1,979,877
1,760,000	5.000	05/01/2043	1,975,793
Illinois State GO Bonds Series 2019 A (BBB-/Baa3)
8,000,000	5.000	11/01/2024	8,947,440
Illinois State GO Bonds Series 2019 C (BBB-/Baa3)
9,175,000	4.000	11/01/2042	9,775,596
Illinois State GO Bonds Series 2020 (BBB-/Baa3)
1,525,000	5.500	05/01/2039	1,845,311
4,100,000	5.750	05/01/2045	4,980,065
Illinois State GO Refunding Bonds Series 2012 (BBB-/Baa3)
8,355,000	5.000	08/01/2021	8,544,659
Illinois State GO Refunding Bonds Series 2016 (AGM) (AA/A2)
3,960,000	4.000	02/01/2030	4,389,185
1,185,000	4.000	02/01/2031	1,304,187
Illinois State GO Refunding Bonds Series 2018 B (BBB-/Baa3)
2,340,000	5.000	10/01/2031	2,727,785
Illinois State Sales Tax RB Junior Obligation Series 2016 A (BBB/NR)
1,605,000	5.000	06/15/2022	1,689,343
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 C (BBB/NR)
675,000	4.000	06/15/2021	683,195
2,875,000	5.000	06/15/2022	3,026,081
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 D (BBB/NR)
3,185,000	4.000	06/15/2021	3,223,666
Illinois State Toll Highway Authority RB Refunding Senior Series 2019 B (AA-/A1)
2,745,000	5.000	01/01/2025	3,241,790
Illinois State Toll Highway Authority RB Refunding Senior Series 2019 C (AA-/A1)
14,015,000	5.000	01/01/2026	17,135,580
Kane County School District No. 131 Aurora East Side GO Refunding Bonds Series 2020 B (AGM) (AA/A1)
360,000	5.000	12/01/2025	433,433
410,000	5.000	12/01/2026	507,527
405,000	4.000	12/01/2028	487,814
Kendall Kane & Will Counties Community Unit School District No. 308 GO Bonds Series 2011 A (NR/A2)
4,625,000	5.000	02/01/2029	4,641,234
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL-RE) (BBB/Baa2)(d)
5,600,000	0.000	12/15/2032	4,176,648
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB/Baa2)(d)
2,690,000	0.000	12/15/2031	2,081,630
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB/NR)
1,555,000	5.700	06/15/2024	1,653,105

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (NR/NR)(g)
$460,000	5.700%	06/15/2022	$ 500,002
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2012 B (ST APPROP) (BBB/NR)
5,390,000	5.000	12/15/2028	5,616,488
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BBB/NR)(a)
2,000,000	5.000	12/15/2028	2,375,460
300,000	5.000	12/15/2032	349,662
600,000	5.000	12/15/2033	697,146
500,000	5.000	12/15/2034	579,520
1,260,000	0.000	12/15/2037	963,875
3,500,000	0.000	12/15/2042	2,656,045
3,850,000	0.000	12/15/2047	2,874,718
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (BBB/NR)
11,975,000	4.000	06/15/2050	12,724,396
1,160,000	5.000	06/15/2050	1,340,600
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (BBB+/NR)(g)
1,125,000	6.000	06/01/2021	1,151,674
Regional Transportation Authority Illinois GO Refunding Bonds Series 2017 A (AA/NR)
4,430,000	5.000	07/01/2029	5,606,697
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (AA/NR)(d)
6,055,000	0.000	12/01/2025	5,705,324
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (AA/A2)
4,000,000	3.500	03/01/2030	4,335,640
State of Illinois GO Bonds Series 2010-1 (BBB-/Baa3)
1,100,000	6.630	02/01/2035	1,260,215
State of Illinois GO Bonds Series 2012 A (BBB-/Baa3)
300,000	5.000	01/01/2034	307,098
State of Illinois GO Bonds Series 2014 (BBB-/Baa3)
570,000	5.000	02/01/2024	626,402
State of Illinois GO Bonds Series 2016 (BBB-/Baa3)
2,820,000	4.000	06/01/2032	3,000,254
State of Illinois GO Bonds Series 2017 A (BBB-/Baa3)
3,455,000	5.000	12/01/2027	4,053,164
875,000	4.250	12/01/2040	939,374
State of Illinois GO Bonds Series 2017 D (BBB-/Baa3)
925,000	3.250	11/01/2026	951,215
State of Illinois GO Refunding Bonds Series 2016 (BBB-/Baa3)
3,800,000	5.000	02/01/2028	4,378,094
State of Illinois GO Refunding Bonds Series 2018 A (BBB-/Baa3)
500,000	5.000	10/01/2028	592,485
State of Illinois GO Unlimited Bonds Series 2017 A (BBB-/Baa3)
1,500,000	4.000	12/01/2033	1,610,925
5,000,000	4.250	12/01/2037	5,399,000
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (BBB-/Baa3)
5,100,000	5.000	10/01/2027	5,969,703
State of Illinois RB Refunding Series 2016 C (BAM) (AA/NR)
5,580,000	4.000	06/15/2028	6,258,026
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)(f)
375,000	4.000	01/01/2031	386,483
335,000	5.000	01/01/2045	349,418
Village of Hillside Illinois Tax Increment RB Refunding Series 2018 (NR/NR)
945,000	5.000	01/01/2024	969,135
2,690,000	5.000	01/01/2030	2,815,946

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
$1,000,000	4.250%	01/01/2029	$ 998,650
Village of Romeoville GO Refunding Bonds Series 2019 (AA/Aa2)
3,055,000	5.000	12/30/2027	3,920,298
3,235,000	5.000	12/30/2028	4,228,436
Village of Romeoville RB Refunding for Lewis University Series 2018 B (BBB/NR)
210,000	4.125	10/01/2041	218,501
420,000	4.125	10/01/2046	434,318
Will County Community High School District No. 210 Lincoln-Way GO Refunding Bonds Series 2020 (AGM) (AA/Baa1)
650,000	4.000	01/01/2034	729,931

			1,057,673,664

Indiana – 0.5%
City of Mishawaka RB for Sewerage Works Series 2018 (AGM) (AA/NR)
1,845,000	2.000	09/01/2038	1,810,498
City of Whiting Environmental Facilities RB for BP Products North America, Inc. Project Series 2015 (AMT) (A-/A1)(b)(c)
3,000,000	5.000	11/01/2022	3,253,740
City of Whiting Environmental Facilities RB Refunding for BP Products North America, Inc. Project Series 2019 A (AMT) (A-/A1)(b)(c)
11,500,000	5.000	06/05/2026	14,034,830
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (BBB/NR)
540,000	5.000	09/15/2034	634,737
680,000	5.000	09/15/2039	787,998
445,000	4.000	09/15/2044	468,781
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (A-/NR)(b)(c)
2,300,000	2.100	11/01/2026	2,453,594
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (NR/Ba1)
185,000	4.000	07/01/2030	201,208
300,000	5.000	07/01/2040	336,129
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (NR/Ba1)
2,930,000	3.000	11/01/2030	3,126,867
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (BBB-/Ba1)
2,110,000	3.000	11/01/2030	2,251,771
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (BBB-/Ba1)
2,350,000	3.000	11/01/2030	2,507,896
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (AA-/Aa3)(b)
	(SIFMA Municipal Swap Index Yield + 0.55%),
3,815,000	0.640	11/01/2023	3,823,507
Indianapolis Local Public Improvement Bond Bank RB Refunding Series 2019 D (AMT) (A/A1)
2,275,000	5.000	01/01/2029	2,903,583
Purdue University RB Series 2007 A (AAA/Aaa)
3,035,000	5.250	07/01/2029	4,042,256

			42,637,395

Iowa – 0.1%
City of Davenport GO Corporate Bonds Series 2019 IA (AA/Aa3)
1,060,000	4.000	06/01/2031	1,248,807
Coralville Iowa COPS Series 2016 E (BB/NR)
500,000	4.000	06/01/2021	499,990
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project RB Refunding Series 2019 (BB-/NR)
1,555,000	3.125	12/01/2022	1,591,931

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Iowa – (continued)
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (BBB/NR)
$1,700,000	4.000%	05/15/2055	$ 1,725,313
2,300,000	5.000	05/15/2055	2,505,413
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-2 (BBB/NR)
1,750,000	2.875	05/15/2049	1,766,923

			9,338,377

Kansas – 0.1%
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
450,000	4.000	05/15/2021	451,094
1,300,000	4.000	05/15/2023	1,316,627
1,015,000	4.000	05/15/2024	1,030,925
1,060,000	5.000	05/15/2025	1,121,109
1,165,000	5.000	05/15/2027	1,249,404

			5,169,159

Kentucky – 1.5%
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2007 A (NATL-RE) (A-/A1)(e)
	(3 Mo. LIBOR + 0.53%),
8,480,000	0.674	11/01/2027	8,349,832
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
1,200,000	4.000	06/01/2037	1,356,528
400,000	4.000	06/01/2045	444,204
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (AA/A2)
1,030,000	4.000	06/01/2037	1,164,353
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
855,000	5.000	08/01/2035	1,085,251
855,000	5.000	08/01/2036	1,081,669
Kentucky Public Energy Authority Gas Supply RB Series 2018 B (NR/A1)(b)(c)
25,000,000	4.000	01/01/2025	28,102,000
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A/A2)(b)(c)
22,955,000	4.000	06/01/2025	26,152,402
Kentucky Public Energy Authority RB Series 2020 A (NR/A1)(b)(c)
10,800,000	4.000	06/01/2026	12,570,120
Kentucky State Property & Building Commission RB Refunding Project No. 112 Series 2016 B (ST APPROP) (A-/A1)
8,145,000	5.000	11/01/2025	9,817,902
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2016 A (A/NR)
2,000,000	4.000	10/01/2034	2,260,900
Louisville & Jefferson County Metropolitan Government PCRB for Louisville Gas & Electric Company Project Series 2001 B (AMT) (A/A1)(b)(c)
3,080,000	2.550	05/03/2021	3,098,511
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (A/NR)
1,500,000	4.000	10/01/2039	1,757,895
1,100,000	4.000	10/01/2040	1,285,845
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 C (A/NR)(b)(c)
8,500,000	5.000	10/01/2026	10,509,910
Louisville & Jefferson County Metropolitan Sewer District RB for Kentucky Sewer & Drainage System Series 2011 A (AA/Aa3)
2,295,000	5.000	05/15/2030	2,382,807

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Louisville & Jefferson County Metropolitan Sewer District RB Refunding for Kentucky Sewer & Drainage System Series 2018 A (AA/Aa3)
$10,000,000	4.000%	05/15/2038	$ 11,837,800
University of Kentucky General Receipts Refunding Bonds Series 2015 A (AA/Aa2)
3,260,000	4.000	04/01/2026	3,722,333
University of Louisville RB Series 2020 A (AGM) (AA/A1)
1,080,000	5.000	09/01/2025	1,293,883
1,135,000	5.000	09/01/2026	1,395,789
1,195,000	5.000	09/01/2027	1,504,350
1,255,000	5.000	09/01/2028	1,610,466

			132,784,750

Louisiana – 1.5%
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (BB+/NR)
770,000	4.000	12/01/2021	781,096
815,000	4.000	12/01/2022	839,515
1,135,000	4.000	12/01/2023	1,184,407
1,150,000	4.000	12/01/2024	1,216,021
1,385,000	5.000	12/01/2025	1,546,172
1,455,000	5.000	12/01/2026	1,647,540
1,530,000	5.000	12/01/2027	1,752,263
1,605,000	5.000	12/01/2028	1,855,926
1,000,000	5.000	12/01/2029	1,165,040
City of New Orleans Sewerage Service RB Series 2020 B (A/NR)
1,325,000	5.000	06/01/2045	1,685,837
City of New Orleans Sewerage Service RB Series 2020 B (AGM) (AA/NR)
275,000	4.000	06/01/2035	334,972
310,000	4.000	06/01/2036	376,222
285,000	4.000	06/01/2037	344,716
310,000	4.000	06/01/2038	373,866
355,000	4.000	06/01/2039	427,044
310,000	4.000	06/01/2040	372,003
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)(f)
1,200,000	3.625	06/01/2024	1,222,728
2,540,000	3.750	06/01/2030	2,649,525
5,070,000	4.375	06/01/2048	5,343,729
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Ragin Cajun Facilities, Inc. Series 2017 (AGM) (AA/NR)
1,230,000	5.000	10/01/2026	1,503,601
2,750,000	5.000	10/01/2027	3,430,020
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Westlake Chemical Corp. Projects Series 2017 (BBB-/Baa2)
14,185,000	3.500	11/01/2032	15,707,192
Louisiana Local Government Environmental Facilities & Community Development Authority Subordinate Lien RB for East Baton Rouge Sewerage Commission Projects Series 2014 A (A+/A1)(g)
6,250,000	4.375	02/01/2024	7,038,500
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
900,000	2.750	10/01/2023	949,347
670,000	5.000	10/01/2023	750,454
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (A+/NR)
1,295,000	4.000	06/01/2050	1,501,190
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (AA/NR)
3,530,000	3.000	06/01/2050	3,758,391

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A/A3)
$900,000	4.000%	07/01/2044	$ 986,796
900,000	4.000	07/01/2049	981,801
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 A (A/A2)
6,600,000	3.375	09/01/2028	6,629,436
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 B (A/A2)
1,625,000	3.500	06/01/2030	1,643,655
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A/A3)
3,695,000	4.000	05/15/2042	4,133,412
3,000,000	5.000	05/15/2046	3,540,840
New Orleans Aviation Board GARB Series 2015 B (AMT) (A-/A2)
3,750,000	5.000	01/01/2034	4,246,988
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A-/A2)
1,000,000	5.000	01/01/2048	1,158,860
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (BBB-/Baa3)(b)(c)
11,300,000	2.000	04/01/2023	11,463,850
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-2 (BBB-/Baa3)(b)(c)
15,505,000	2.100	07/01/2024	15,873,244
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-3 (BBB-/Baa3)(b)(c)
21,235,000	2.200	07/01/2026	21,901,991
Port of New Orleans Board of Commissioners RB Refunding Series 2013 B (A/A2)(g)
500,000	5.000	04/01/2023	550,030

			132,868,220

Maine – 0.4%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (BBB+/Baa1)
505,000	3.000	01/01/2025	542,143
800,000	3.000	01/01/2026	869,608
800,000	3.000	01/01/2027	873,800
300,000	5.000	01/01/2028	368,742
225,000	5.000	01/01/2029	280,984
270,000	5.000	01/01/2030	341,836
370,000	5.000	01/01/2031	465,960
810,000	5.000	01/01/2032	1,015,133
690,000	5.000	01/01/2033	857,994
620,000	5.000	01/01/2034	766,252
Finance Authority of Maine RB Refunding for Supplemental Education Loan Series 2019 A-1 (AMT) (AGM) (AA/A2)
305,000	5.000	12/01/2021	317,441
400,000	5.000	12/01/2022	433,256
500,000	5.000	12/01/2023	561,290
500,000	5.000	12/01/2024	578,720
450,000	5.000	12/01/2025	534,618
1,530,000	5.000	12/01/2026	1,849,801
1,500,000	5.000	12/01/2027	1,840,815
1,000,000	5.000	12/01/2028	1,230,820
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A+/A1)
4,655,000	4.000	07/01/2045	5,417,954
2,355,000	4.000	07/01/2050	2,719,507
Maine Turnpike Authority RB Refunding Series 2015 (AA-/Aa3)
1,575,000	5.000	07/01/2026	1,888,520
State of Maine GO Bonds Series 2018 D (AA/Aa2)
9,765,000	5.000	06/01/2024	11,349,859

			35,105,053

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – 0.7%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
$425,000	4.000%	09/01/2027	$ 449,131
650,000	4.500	09/01/2033	685,503
City of Annapolis GO Refunding Bonds for Public Improvements Series 2015 B (AA+/Aa2)
1,725,000	4.000	08/01/2027	2,116,851
City of Baltimore Tax Allocation Refunding for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)(f)
100,000	2.600	06/01/2021	100,122
100,000	2.650	06/01/2022	100,425
150,000	2.700	06/01/2023	151,009
100,000	2.750	06/01/2024	100,875
160,000	3.000	06/01/2024	161,002
125,000	2.800	06/01/2025	126,398
135,000	2.850	06/01/2026	137,032
175,000	2.950	06/01/2027	178,071
190,000	3.050	06/01/2028	191,885
200,000	3.150	06/01/2029	202,508
300,000	3.375	06/01/2029	301,512
200,000	3.200	06/01/2030	201,944
200,000	3.250	06/01/2031	201,758
250,000	3.300	06/01/2032	249,995
270,000	3.350	06/01/2033	269,449
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
880,000	3.000	07/01/2024	892,619
950,000	4.000	07/01/2029	1,027,283
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (A/NR)
440,000	4.000	01/01/2038	485,694
525,000	4.000	01/01/2039	577,789
570,000	4.000	01/01/2040	626,099
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (A/NR)
615,000	4.000	01/01/2032	697,871
530,000	4.000	01/01/2033	598,042
600,000	4.000	01/01/2034	674,058
540,000	4.000	01/01/2035	605,345
595,000	4.000	01/01/2036	665,032
660,000	4.000	01/01/2037	734,672
615,000	4.000	01/01/2038	683,247
880,000	4.000	01/01/2039	974,723
880,000	4.000	01/01/2040	972,840
County of Montgomery Public Improvement GO Bonds Series 2013 A (AAA/Aaa)(g)
13,475,000	4.000	11/01/2023	14,923,428
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (ASSURED GTY) (AA/NR)
555,000	5.700	07/01/2029	557,109
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
1,410,000	3.750	07/01/2039	1,416,119
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
300,000	4.000	07/01/2040	310,686
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (NR/Baa3)
1,000,000	5.000	06/01/2044	1,125,010
Maryland Economic Development Corp. RB Refunding for Potomac Electric Power Co. Project Series 2019 (A-/Baa1)
6,620,000	1.700	09/01/2022	6,739,756

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (A-/Baa1)
$800,000	3.250%	07/01/2039	$ 861,440
350,000	4.000	07/01/2040	411,089
750,000	4.000	07/01/2045	867,337
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (BBB/NR)
305,000	4.000	10/01/2026	341,573
425,000	4.000	10/01/2027	479,680
440,000	4.000	10/01/2028	497,534
355,000	4.000	10/01/2029	402,282
475,000	4.000	10/01/2030	541,567
795,000	3.000	10/01/2034	808,396
475,000	4.000	10/01/2040	526,571
State of Maryland Department of Transportation RB Series 2015 (AAA/Aa1)
15,780,000	4.000	02/01/2030	16,938,094

			63,888,455

Massachusetts – 1.1%
Commonwealth of Massachusetts GO Bonds Series 2014 A (AA/NR)(g)
7,265,000	5.000	12/01/2021	7,584,442
Massachusetts Development Finance Agency RB for Harvard University Series 2016 A (AAA/Aaa)
5,000,000	5.000	07/15/2036	7,481,200
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (BB/NR)(f)
1,185,000	4.000	11/15/2023	1,219,566
1,200,000	5.000	11/15/2028	1,345,920
Massachusetts Development Finance Agency RB for Wellesley College Series 2012 J (AA+/Aa1)
7,000,000	5.000	07/01/2042	7,361,690
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (A-/NR)
225,000	4.000	12/01/2042	242,696
245,000	5.000	12/01/2042	280,295
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (BB+/NR)(f)
125,000	5.000	07/15/2021	127,291
115,000	5.000	07/15/2022	120,824
125,000	5.000	07/15/2024	139,906
125,000	5.000	07/15/2025	143,906
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (AA/NR)
350,000	5.000	10/01/2026	432,698
495,000	5.000	10/01/2027	627,675
500,000	5.000	10/01/2028	648,750
425,000	5.000	10/01/2029	562,823
325,000	5.000	10/01/2030	439,286
450,000	5.000	10/01/2031	601,209
400,000	5.000	10/01/2032	530,544
500,000	5.000	10/01/2033	659,445
450,000	5.000	10/01/2034	592,169
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
825,000	5.000	07/01/2038	991,947
1,850,000	5.000	07/01/2039	2,216,726
Massachusetts School Building Authority RB Series 2018 B (AA/Aa3)
10,735,000	4.000	02/15/2039	11,690,415
Massachusetts School Building Authority RB Taxable Refunding Series 2019 B (AA/Aa3)
2,195,000	2.078	10/15/2023	2,281,373
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(e)
	(3 Mo. LIBOR + 0.57%),
1,970,000	0.714	05/01/2037	1,906,783

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(e)
	(3 Mo. LIBOR + 0.57%),
$1,735,000	0.714%	05/01/2037	$ 1,679,324
Massachusetts State GO Bonds Consolidated Loan Series 2018 D (AA/Aa1)
4,030,000	4.000	05/01/2039	4,806,742
Massachusetts State GO Bonds Series 2017 F (AA/Aa1)
8,665,000	5.000	11/01/2043	10,787,925
Massachusetts Transportation Trust Fund Metropolitan Highway System Senior RB Refunding Series 2019 A (A+/A2)
8,500,000	5.000	01/01/2026	10,378,500
10,000,000	5.000	01/01/2027	12,564,800
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Series 2019 A (AA/Aa2)(b)(c)
5,525,000	5.000	01/01/2023	6,037,223

			96,484,093

Michigan – 2.4%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(c)
25,718,183	4.000	04/01/2034	20,838,158
City of Detroit Financial Recovery GO Bonds Series 2014 B-2 (NR/NR)(c)
331,114	4.000	04/01/2034	268,285
City of Detroit GO Bonds Series 2020 (BB-/Ba3)
685,000	5.000	04/01/2021	690,740
235,000	5.000	04/01/2022	243,909
245,000	5.000	04/01/2023	258,779
265,000	5.000	04/01/2024	283,577
275,000	5.000	04/01/2025	298,961
290,000	5.000	04/01/2026	319,006
615,000	5.000	04/01/2027	682,004
645,000	5.000	04/01/2028	720,097
455,000	5.000	04/01/2029	509,445
710,000	5.000	04/01/2030	800,667
City of Grand Rapids RB Refunding for Sanitary Sewerage System Series 2020 (AA/Aa2)
1,000,000	5.000	01/01/2045	1,288,440
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
1,075,000	5.000	07/01/2026	1,227,435
1,130,000	5.000	07/01/2027	1,287,307
1,000,000	5.000	07/01/2028	1,136,260
1,000,000	5.000	07/01/2029	1,134,410
3,435,000	5.000	07/01/2033	3,867,741
3,330,000	5.000	07/01/2036	3,731,365
Ecorse Public School District GO Refunding Bonds Series 2019 (Q-SBLF) (NR/Aa1)
6,200,000	2.192	05/01/2026	6,643,362
15,160,000	2.302	05/01/2027	16,344,299
Great Lakes Water Authority Sewage Disposal System RB Refunding for Second Lien Series 2016 C (A+/A2)
3,000,000	5.000	07/01/2035	3,624,420
Great Lakes Water Authority Water Supply System Refunding Senior Lien RB Series 2016C (AA-/A1)
8,300,000	5.250	07/01/2033	10,237,552
17,775,000	5.250	07/01/2034	21,870,716
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A/A2)
1,850,000	5.000	11/15/2048	2,323,471
3,700,000	4.000	11/15/2050	4,272,464
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (AA-/A1)
8,250,000	4.000	02/15/2047	9,490,800
17,000,000	4.000	02/15/2050	19,362,830

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (BB+/NR)
$1,000,000	3.875%	10/01/2023	$ 1,036,300
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 D-4 (AA-/A1)
1,000,000	5.000	07/01/2034	1,136,260
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (NATL-RE) (A+/A2)
650,000	5.000	07/01/2036	735,696
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A1)
325,000	5.000	07/01/2032	371,329
250,000	5.000	07/01/2033	284,987
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A+/A2)
1,945,000	5.000	07/01/2033	2,273,647
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (AA/A1)
400,000	5.000	07/01/2035	454,648
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (AA-/A1)
1,000,000	5.000	07/01/2029	1,186,820
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (A-/NR)
450,000	4.000	09/01/2045	496,287
475,000	4.000	09/01/2050	520,006
Michigan Finance Authority RB Senior Lien Series 2014 C-1 (NR/NR)(g)
1,000,000	5.000	07/01/2022	1,072,100
Michigan Finance Authority RB Senior Lien Series 2014 C-2 (AMT) (NR/NR)(g)
5,015,000	5.000	07/01/2022	5,366,451
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (BBB-/NR)
1,270,000	5.000	06/01/2049	1,543,304
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)(d)
92,350,000	0.000	06/01/2065	11,313,799
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (AA/A2)
15,000,000	4.250	12/31/2038	17,846,700
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project Series 1995 CC (A/Aa3)(b)(c)
1,115,000	1.450	09/01/2021	1,118,780
Okemos Public Schools GO Bonds Series 2019 (Q-SBLF) (NR/Aa1)
2,000,000	5.000	05/01/2023	2,219,080
2,125,000	5.000	05/01/2024	2,455,395
Van Buren Public Schools Michigan GO Unlimited Refunding Bonds Series 2019 (Q-SBLF) (AA/NR)
2,485,000	4.000	11/01/2026	2,948,775
2,585,000	4.000	11/01/2027	3,127,023
Warren Consolidated School District Unlimited Tax GO Refunding Bonds for School Building and Site Bonds Series 2016 (Q-SBLF) (AA/NR)
1,145,000	5.000	05/01/2025	1,367,966
1,215,000	5.000	05/01/2026	1,498,544
3,705,000	5.000	05/01/2027	4,571,822
Washtenaw County Ypsilanti Community Schools GO Refunding Bonds Series 2020 (Q-SBLF) (AA/NR)
580,000	2.019	05/01/2025	594,523
1,000,000	2.138	05/01/2026	1,030,120

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2015 B (Q-SBLF) (AA/NR)
$2,160,000	5.000%	05/01/2022	$ 2,286,144
Wayne County Airport Authority RB for Detroit Metropolitan Wayne County Airport Series 2017 B (AMT) (A-/A1)
400,000	5.000	12/01/2033	478,988
1,065,000	5.000	12/01/2034	1,273,580
650,000	5.000	12/01/2035	775,307
800,000	5.000	12/01/2036	951,600
880,000	5.000	12/01/2037	1,044,446

			207,136,927

Minnesota – 0.3%
City of Minneapolis GO Green Bonds Series 2019 (AAA/NR)
2,390,000	2.000	12/01/2029	2,551,540
2,940,000	2.000	12/01/2030	3,113,519
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (AA-/A2)
3,300,000	5.000	05/01/2048	4,057,086
1,325,000	4.000	05/01/2049	1,503,000
City of Woodbury RB Refunding for Math & Science Academy Series 2020 A (BBB-/NR)
440,000	3.000	12/01/2030	455,488
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (A-/NR)
1,560,000	4.250	02/15/2048	1,726,062
Duluth Independent School District No.709 COPS Refunding Series 2019 A (NR/Ba2)
390,000	3.000	03/01/2021	390,487
610,000	3.000	03/01/2022	615,246
630,000	3.000	03/01/2023	639,211
650,000	3.250	03/01/2024	667,082
Duluth Independent School District No.709 COPS Refunding Series 2019 B (SD CRED PROG) (NR/Aa2)
300,000	5.000	02/01/2021	300,927
320,000	5.000	02/01/2022	334,602
380,000	5.000	02/01/2023	413,231
400,000	5.000	02/01/2024	451,388
375,000	5.000	02/01/2025	438,446
1,105,000	5.000	02/01/2027	1,371,493
350,000	5.000	02/01/2028	444,843
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (BBB-/NR)
500,000	5.000	05/01/2047	541,405
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (NR/Baa2)
165,000	4.000	12/01/2026	184,462
165,000	4.000	12/01/2027	186,397
205,000	4.000	12/01/2028	233,347
125,000	4.000	12/01/2029	143,269
250,000	4.000	12/01/2030	284,710
170,000	4.000	12/01/2031	192,510
Minnesota State Trunk Highway GO Refunding Bonds Series 2017 E (AAA/Aa1)
1,680,000	3.000	10/01/2029	1,926,994
University of Minnesota GO Bonds Series 2013 A (AA/Aa1)
3,185,000	4.000	02/01/2029	3,402,217

			26,568,962

Mississippi – 0.3%
Mississippi Business Finance Corp. RB for Chevron USA, Inc. Series 2009 B (AA/Aa2)(b)(c)
11,100,000	0.100	01/01/2021	11,100,000
Mississippi Business Finance Corp. RB for Mississippi Power Co. Project First Series 2010 (A-/NR)(b)(c)
4,120,000	2.750	12/09/2021	4,224,360

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Mississippi – (continued)
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (BBB+/Baa3)
$5,950,000	2.500%	04/01/2022	$ 5,974,216
Mississippi State GO Bonds Series 2015 F (AA/Aa2)
1,000,000	4.000	11/01/2035	1,145,790
Warren County Gulf Opportunity Zone RB Refunding for International Paper Company, Series 2018 (BBB/Baa2)(b)(c)
2,700,000	2.900	09/01/2023	2,874,420

			25,318,786

Missouri – 1.1%
Branson IDA Tax Increment RB Refunding for Branson Shoppes Redevelopment Project Series 2017 A (NR/NR)
350,000	3.000	11/01/2021	351,039
350,000	4.000	11/01/2022	356,962
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(f)
1,000,000	4.500	12/01/2029	1,042,070
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 A (AMT) (A-/A2)
4,200,000	5.000	03/01/2030	5,337,864
4,410,000	5.000	03/01/2031	5,577,062
4,630,000	5.000	03/01/2032	5,819,632
4,865,000	5.000	03/01/2033	6,077,407
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 C (A-/A2)
2,000,000	5.000	03/01/2033	2,540,240
3,200,000	5.000	03/01/2034	4,048,512
Metropolitan St. Louis Sewer District RB Refunding Series 2017 A (AAA/Aa1)
19,880,000	5.000	05/01/2047	24,470,690
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (A-/NR)
830,000	5.000	09/01/2038	970,112
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (BBB-/NR)
320,000	5.000	09/01/2025	371,242
860,000	5.000	09/01/2027	1,040,660
1,355,000	5.000	09/01/2028	1,667,287
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
420,000	4.000	02/15/2037	494,924
675,000	4.000	02/15/2038	793,381
500,000	4.000	02/15/2039	586,250
1,850,000	4.000	02/15/2044	2,134,216
5,000,000	4.000	02/15/2049	5,717,550
Missouri Southern State University Auxiliary System RB Series 2019 A (AGM) (AA/NR)
275,000	5.000	10/01/2030	341,110
Missouri Southern State University RB Series 2019 A (AGM) (AA/NR)
210,000	5.000	10/01/2026	249,484
210,000	5.000	10/01/2029	261,840
150,000	5.000	10/01/2032	184,119
240,000	4.000	10/01/2034	272,722
125,000	4.000	10/01/2035	141,630
150,000	4.000	10/01/2036	169,374
170,000	4.000	10/01/2037	191,403
145,000	4.000	10/01/2038	162,816
110,000	4.000	10/01/2039	123,253
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for Union Electric Co. Project Series 1992 (A/A2)
4,270,000	1.600	12/01/2022	4,310,181
Springfield Public Utility RB Refunding Series 2015 (AA+/NR)
15,750,000	3.250	08/01/2027	17,603,775

			93,408,807

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Montana – 0.0%
City of Billings RB for Sewer System Series 2017 (AA+/Aa3)
$575,000	5.000%	07/01/2029	$ 726,070

Nebraska – 0.3%
Central Plains Energy Project RB Refunding Series 2019 (AA/Aa2)(b)(c)
12,675,000	4.000	08/01/2025	14,558,378
Nebraska Educational Health Cultural & Social Services Finance Authority RB Refunding for Immanuel Retirement Communities Obligated Group Series 2019 A (AA/NR)
415,000	4.000	01/01/2033	473,606
1,000,000	4.000	01/01/2034	1,136,960
1,000,000	4.000	01/01/2035	1,134,360
1,250,000	4.000	01/01/2036	1,413,100
1,185,000	4.000	01/01/2037	1,334,962
1,500,000	4.000	01/01/2038	1,684,710
2,000,000	4.000	01/01/2039	2,239,540

			23,975,616

Nevada – 0.9%
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
130,000	3.000	06/01/2021	130,557
230,000	3.000	06/01/2022	233,169
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
100,000	3.000	06/01/2021	100,469
395,000	3.250	06/01/2022	402,027
200,000	3.500	06/01/2025	209,826
185,000	3.500	06/01/2026	195,160
200,000	3.500	06/01/2027	211,888
150,000	3.500	06/01/2028	158,727
170,000	3.500	06/01/2029	179,901
175,000	3.250	06/01/2030	180,329
310,000	3.250	06/01/2031	318,271
415,000	3.500	06/01/2032	428,433
470,000	3.500	06/01/2033	482,756
1,000,000	3.500	06/01/2034	1,024,160
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
250,000	4.250	06/01/2034	263,728
295,000	4.500	06/01/2039	314,771
250,000	4.625	06/01/2043	266,600
395,000	4.625	06/01/2049	418,443
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (NR/Ba2)(f)
625,000	2.500	06/15/2024	627,569
1,505,000	2.750	06/15/2028	1,514,451
Clark County School District Building GO Bonds Series 2018 A (A+/A1)
7,335,000	5.000	06/15/2033	9,155,767
Clark County School District Building GO Bonds Series 2019 B (AGM) (AA/A1)
8,540,000	5.000	06/15/2030	11,169,551
Clark County School District GO Bonds Series 2018 A (A+/A1)
5,000,000	5.000	06/15/2030	6,324,300
11,180,000	5.000	06/15/2031	14,084,340

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
Clark County School District GO Bonds Series 2020 A (AGM) (AA/A1)
$880,000	5.000%	06/15/2027	$ 1,116,738
880,000	5.000	06/15/2028	1,140,946
880,000	5.000	06/15/2029	1,162,005
770,000	5.000	06/15/2030	1,033,663
705,000	5.000	06/15/2031	941,746
795,000	5.000	06/15/2032	1,051,642
725,000	5.000	06/15/2033	953,810
835,000	5.000	06/15/2034	1,095,320
880,000	5.000	06/15/2035	1,151,489
835,000	4.000	06/15/2036	1,011,460
900,000	4.000	06/15/2037	1,086,543
855,000	4.000	06/15/2038	1,029,215
950,000	4.000	06/15/2039	1,140,674
700,000	4.000	06/15/2040	838,418
Henderson Nevada Local Improvement District No. T-18 (Inspirada) Special Assessment Refunding Limited Obligation Series 2016 (NR/NR)
1,285,000	4.000	09/01/2025	1,363,282
Las Vegas Convention & Visitors Authority RB Refunding Series 2016 C (A/Aa3)
1,250,000	5.000	07/01/2026	1,467,900
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (A/Aa3)
715,000	5.000	07/01/2026	839,639
Las Vegas Convention & Visitors Authority RB Refunding Series 2018 C (A/Aa3)
605,000	5.000	07/01/2035	728,856
Las Vegas Convention & Visitors Authority RB Series 2018 B (A/Aa3)
2,685,000	5.000	07/01/2043	3,217,248
Las Vegas Convention & Visitors Authority RB Series 2019 B (A/Aa3)
1,050,000	5.000	07/01/2027	1,256,692
State of Nevada GO Refunding Bonds for Capital Improvements & Cultural Affairs Series 2015 B (AA+/Aa1)
5,000,000	5.000	11/01/2026	5,976,050
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
1,700,000	5.000	07/01/2040	1,901,467

			79,899,996

New Hampshire – 0.8%
New Hampshire Business Finance Authority RB Refunding for United Illuminating Co. (The) Series 2003 A (A-/Baa1)(b)(c)
2,695,000	2.800	10/02/2023	2,835,382
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2018 A (AMT) (A-/NR)(b)
	(SIFMA Municipal Swap Index Yield + 0.75%),
7,400,000	0.840	10/01/2021	7,402,590
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (A/NR)
8,965,000	5.000	08/01/2032	11,104,497
3,880,000	5.000	08/01/2033	4,786,717
4,075,000	5.000	08/01/2034	5,017,059
4,290,000	5.000	08/01/2035	5,270,565
4,505,000	5.000	08/01/2036	5,519,256
4,735,000	5.000	08/01/2037	5,786,738
4,980,000	5.000	08/01/2038	6,072,712
5,235,000	5.000	08/01/2039	6,371,885
5,505,000	5.000	08/01/2040	6,687,364

			66,854,765

New Jersey – 5.8%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
300,000	5.000	03/01/2024	339,867
250,000	5.000	03/01/2026	303,255

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
Borough of Stone Harbor GO Bonds Series 2018 (AA+/NR)
$1,345,000	4.000%	11/01/2026	$ 1,562,675
County of Cape May GO Bonds Series 2019 (NR/Aa1)
1,975,000	4.000	10/01/2025	2,307,076
Garden State Preservation Trust Capital Appreciation RB Series 2003 B (AGM) (AA/A2)(d)
2,560,000	0.000	11/01/2021	2,543,872
Hawthorne School District GO Bonds Series 2019 (BAM) (SCH BD RES FD) (AA/NR)
1,100,000	3.000	09/01/2034	1,188,572
1,350,000	3.000	09/01/2035	1,452,100
1,350,000	3.000	09/01/2036	1,444,851
1,350,000	3.000	09/01/2037	1,439,613
1,350,000	3.000	09/01/2038	1,435,415
1,100,000	3.000	09/01/2039	1,167,804
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (B/NR)
500,000	5.000	07/01/2032	495,845
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (BBB/Baa1)
4,000,000	5.500	06/15/2033	4,830,200
New Jersey Economic Development Authority RB for School Facilities Construction Series 2018 EEE (BBB/Baa1)
5,805,000	5.000	06/15/2028	7,219,795
10,295,000	5.000	06/15/2029	12,874,206
New Jersey Economic Development Authority RB Refunding for Port Newark Container Terminal LLC Project Series 2017 (AMT) (NR/Baa3)
4,325,000	5.000	10/01/2047	4,925,396
New Jersey Economic Development Authority RB Refunding for Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing Project Series 2017 (AGM) (AA/A2)
1,300,000	5.000	06/01/2042	1,535,469
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 N-1 (AMBAC) (BBB/Baa1)
2,680,000	5.500	09/01/2024	3,122,468
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (BBB/Baa1)
9,340,000	5.000	06/15/2029	11,679,950
New Jersey Economic Development Authority RB Refunding for The Seeing Eye, Inc. Project Series 2017 (A/NR)
785,000	3.000	06/01/2032	820,168
1,545,000	5.000	06/01/2032	1,865,278
New Jersey Economic Development Authority RB Series 1997 A (NATL-RE) (BBB/Baa1)
22,075,000	7.425	02/15/2029	28,452,688
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (BBB/Baa1)
5,380,000	5.000	06/15/2037	6,374,762
New Jersey Educational Facilities Authority RB for Princeton University Series 2014 A (AAA/Aaa)
8,220,000	5.000	07/01/2026	9,558,298
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (BB+/Ba1)
1,600,000	4.000	07/01/2042	1,471,888
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (BBB+/NR)
1,090,000	5.000	07/01/2034	1,364,310
1,130,000	5.000	07/01/2035	1,409,675
1,095,000	5.000	07/01/2036	1,362,213
2,200,000	5.000	07/01/2037	2,728,066
1,980,000	5.000	07/01/2038	2,448,329
1,610,000	5.000	07/01/2045	1,953,123
New Jersey Educational Facilities Authority RB Refunding for Princeton University Series 2017 I (AAA/Aaa)
2,675,000	5.000	07/01/2033	3,413,220

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Educational Facilities Authority RB Refunding for The College of New Jersey Series 2016 F (A/A2)
$1,250,000	3.000%	07/01/2040	$ 1,275,812
New Jersey Health Care Facilities Financing Authority RB Refunding for RWJ Barnabas Health Obligated Group Series 2019 B-1 (AA-/A1)(b)(c)
10,910,000	5.000	07/01/2024	12,562,319
New Jersey State Turnpike Authority RB Refunding Series 2017 C-5 (A+/A2)(b)
	(1 Mo. LIBOR + 0.46%),
5,000,000	0.568	01/01/2021	5,000,000
New Jersey State Turnpike Authority RB Series 2014 A (A+/A2)
8,095,000	5.000	01/01/2027	9,327,464
New Jersey State Turnpike Authority RB Series 2015 E (A+/A2)
8,945,000	5.000	01/01/2032	10,340,688
5,000,000	5.000	01/01/2045	5,673,050
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB/Baa1)(d)
24,175,000	0.000	12/15/2035	16,728,616
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB/Baa1)(d)
10,025,000	0.000	12/15/2026	9,046,861
3,190,000	0.000	12/15/2029	2,627,858
1,325,000	0.000	12/15/2031	1,019,813
5,000,000	0.000	12/15/2036	3,211,850
1,495,000	0.000	12/15/2037	925,240
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB/Baa1)
755,000	5.000	06/15/2046	839,356
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2005 B (NATL-RE) (BBB/Baa1)
9,075,000	5.500	12/15/2021	9,508,150
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (AGM-CR) (AA/A2)
20,730,000	5.250	12/15/2022	22,641,513
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB/Baa1)(d)
7,530,000	0.000	12/15/2027	6,743,115
18,565,000	0.000	12/15/2031	14,760,475
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2011 B (AMBAC) (BBB/Baa1)
1,705,000	5.250	12/15/2022	1,858,024
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (BBB/Baa1)(d)
25,925,000	0.000	12/15/2036	16,653,442
42,640,000	0.000	12/15/2037	26,389,470
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB/Baa1)(d)
10,000,000	0.000	12/15/2038	5,956,700
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 B (BBB/Baa1)
4,415,000	5.250	06/15/2036	4,498,973
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (BBB/Baa1)
1,390,000	4.000	12/15/2039	1,563,653
1,620,000	5.000	12/15/2039	1,972,188
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/Baa1)
2,330,000	5.000	06/15/2030	2,717,479
1,825,000	5.000	06/15/2031	2,117,931

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (BBB/Baa1)
$2,905,000	4.000%	12/15/2031	$ 3,334,795
2,000,000	5.000	12/15/2032	2,457,400
3,345,000	5.000	12/15/2033	4,088,928
7,775,000	5.000	12/15/2034	9,490,165
2,770,000	5.000	12/15/2035	3,369,373
3,455,000	5.000	12/15/2036	4,181,137
2,410,000	4.250	12/15/2038	2,749,135
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2014 BB-1 (BBB/Baa1)
7,000,000	5.000	06/15/2029	8,753,710
6,155,000	5.000	06/15/2030	7,654,112
2,215,000	5.000	06/15/2031	2,742,923
3,000,000	5.000	06/15/2032	3,696,570
5,000,000	5.000	06/15/2033	6,122,500
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (BBB/Baa1)
3,060,000	5.000	06/15/2034	3,737,790
10,000,000	5.000	06/15/2037	12,062,500
3,000,000	5.250	06/15/2043	3,616,260
10,000,000	4.500	06/15/2049	11,338,800
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (BBB/Baa1)
16,590,000	4.000	06/15/2044	18,360,982
New Jersey Transportation Trust Fund Authority Transportation RB Refunding Series 2018 A (BBB/Baa1)
2,000,000	5.000	12/15/2028	2,509,720
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (BBB/Baa1)(d)
8,320,000	0.000	12/15/2032	6,168,781
New Jersey Transportation Trust Fund Authority Transportation System RB Series 2006 A (AGM-CR) (AA/A2)
3,195,000	5.500	12/15/2022	3,505,043
South Jersey Port Corp. RB Refunding for Marine Terminal Series 2012 R (AMT) (BB+/Baa1)
1,670,000	4.000	01/01/2023	1,752,849
730,000	4.000	01/01/2024	765,230
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (NR/Baa1)
1,000,000	5.000	01/01/2037	1,147,460
South Jersey Transportation Authority RB Refunding Series 2019 A (AGM) (AA/A2)
1,000,000	5.000	11/01/2029	1,309,730
1,500,000	5.000	11/01/2030	1,951,845
1,000,000	5.000	11/01/2031	1,295,050
1,000,000	5.000	11/01/2032	1,287,240
725,000	5.000	11/01/2033	929,305
State of New Jersey COVID 19 Emergency GO Bonds Series 2020 A (BBB+/A3)
10,000,000	4.000	06/01/2031	12,366,200
3,215,000	4.000	06/01/2032	4,007,144
The Camden County Improvement Authority RB Refunding for Rowan University Foundation, Inc. Series 2020 A (BAM) (AA/A2)
5,025,000	5.000	07/01/2029	6,593,755
5,310,000	5.000	07/01/2031	7,065,964
Tobacco Settlement Financing Corp. RB Refunding Series 2018 A (BBB+/NR)
2,200,000	5.000	06/01/2046	2,640,418
2,250,000	5.250	06/01/2046	2,741,063
Tobacco Settlement Financing Corp. RB Series 2018 B (BB+/NR)
2,000,000	5.000	06/01/2046	2,334,600
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB/NR)
1,460,000	3.200	06/01/2027	1,500,486

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
Township of Rockaway GO Bonds Series 2017 (ST AID WITHHLDG) (NR/Aa1)
$1,535,000	2.000%	07/15/2022	$ 1,578,318
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(f)
6,455,000	6.750	12/01/2041	6,609,791
Union County Utilities Authority RB Refunding for Covanta Union LLC Series 2011 A (AMT) (AA+/NR)
4,750,000	5.250	12/01/2031	4,942,090

			503,809,649

New Mexico – 0.1%
Farmington City PCRB Refunding for Public Service Co. of New Mexico San Juan & Four Corners Projects Series 2016 A (BBB/Baa2)(b)(c)
2,445,000	1.875	10/01/2021	2,469,034
Farmington City PCRB Refunding for Public Servicing Co. of New Mexico San Juan & Four Corners Projects Series 2016 B (BBB/Baa2)(b)(c)
4,250,000	1.875	10/01/2021	4,291,778
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (A-/NR)
175,000	5.000	09/01/2027	214,982
200,000	5.000	09/01/2029	254,766
450,000	5.000	09/01/2030	582,921
300,000	5.000	09/01/2031	386,649
350,000	5.000	09/01/2032	448,287

			8,648,417

New York – 7.8%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (BBB/NR)
4,000,000	1.625	11/01/2025	4,056,800
City of New Rochelle RB for Iona College Project Series 2015 A (BBB/Baa2)
325,000	5.000	07/01/2025	375,288
335,000	5.000	07/01/2026	384,399
425,000	5.000	07/01/2027	485,269
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (BB+/NR)(f)
900,000	5.000	07/01/2040	1,000,521
Essex County Industrial Development Agency RB Refunding for International Paper Co. Series 2019 A (AMT) (BBB/Baa2)(b)(c)
500,000	2.100	10/01/2024	530,170
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 A (AAA/Aaa)(e)
	(1 Mo. LIBOR + 0.50%),
7,085,733	0.645	01/25/2033	7,089,298
Long Island Power Authority RB Refunding Series 2014 C (A/A2)(b)
	(1 Mo. LIBOR + 0.75%),
9,000,000	0.858	10/01/2023	9,009,990
Long Island Power Authority RB Series 2019 B (A/A2)(b)(c)
12,825,000	1.650	09/01/2024	13,326,457
Metropolitan Transportation Authority RB Anticipation Notes Series 2018 B Subseries 2018 B-2B (SP-2/MIG2)
5,000,000	5.000	05/15/2021	5,052,450
Metropolitan Transportation Authority RB Anticipation Notes Series 2019 B-1 (SP-2/MIG2)
54,680,000	5.000	05/15/2022	56,842,047
Metropolitan Transportation Authority RB Anticipation Notes Series 2020A-2S (SP-2/MIG2)
8,305,000	4.000	02/01/2022	8,472,927
Metropolitan Transportation Authority RB Green Bond Series 2015 A-2 (A-/A3)(b)(c)
2,500,000	5.000	05/15/2030	3,032,650

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (BBB+/A3)
$625,000	5.000%	11/15/2027	$ 716,431
850,000	5.000	11/15/2028	972,035
Metropolitan Transportation Authority RB Green Bond Series 2019 C (AGM-CR) (AA/A2)
7,365,000	5.000	11/15/2041	9,171,266
Metropolitan Transportation Authority RB Green Bond Series 2020 A-1 (AGM) (AA/A2)
4,380,000	4.000	11/15/2042	5,031,744
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (BBB+/A3)
5,175,000	4.750	11/15/2045	6,065,411
3,250,000	5.000	11/15/2050	3,870,490
1,800,000	5.250	11/15/2055	2,192,346
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (BBB+/A3)
3,000,000	5.000	11/15/2028	3,615,270
3,450,000	5.000	11/15/2029	4,223,766
1,675,000	5.000	11/15/2030	2,083,633
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 A-2 (BBB+/A3)
1,340,000	5.000	11/15/2027	1,570,225
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (BBB+/A3)
2,465,000	4.000	11/15/2032	2,691,336
Metropolitan Transportation Authority RB Refunding Series 2002 D-1 (BBB+/A3)
4,545,000	5.000	11/01/2025	4,800,247
Metropolitan Transportation Authority RB Refunding Series 2012 D (BBB+/A3)
8,725,000	5.000	11/15/2021	8,944,870
Metropolitan Transportation Authority RB Refunding Series 2016 B (BBB+/A3)
520,000	5.000	11/15/2027	602,742
Metropolitan Transportation Authority RB Refunding Series 2016 D (BBB+/A3)
735,000	5.000	11/15/2029	847,572
755,000	5.250	11/15/2031	880,051
Metropolitan Transportation Authority RB Refunding Series 2017 D (BBB+/A3)
1,075,000	5.000	11/15/2027	1,273,209
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (BBB+/A3)(b)
	(1 Mo. LIBOR + 0.55%),
7,510,000	0.654	11/01/2022	7,273,961
Metropolitan Transportation Authority RB Refunding Subseries 2015 C-1 (BBB+/A3)
4,250,000	5.250	11/15/2028	4,878,193
Metropolitan Transportation Authority RB Series 2011 B (BBB+/A3)(b)
	(1 Mo. LIBOR + 0.55%),
7,510,000	0.654	11/01/2022	7,273,961
Metropolitan Transportation Authority RB Series 2013 B (BBB+/A3)
2,530,000	5.000	11/15/2022	2,667,455
Metropolitan Transportation Authority RB Series 2016 C-1 (BBB+/A3)
580,000	5.000	11/15/2028	670,561
Metropolitan Transportation Authority RB Series 2019 D-1 (SP-2/MIG2)
10,600,000	5.000	09/01/2022	11,107,316
Metropolitan Transportation Authority RB Subseries 2015 A-1 (BBB+/A3)
475,000	5.000	11/15/2025	533,363
New York City GO Bonds Fiscal 2012 Series I (AA/Aa2)(g)
3,000,000	5.000	08/01/2022	3,215,280
New York City GO Bonds Series 2018 E-1 (AA/Aa2)
4,725,000	5.000	03/01/2044	5,790,866
New York City GO Bonds Subseries 2014 I-2 (AA/Aa2)(b)(c)
11,115,000	0.100	01/01/2021	11,115,000

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York City Housing Development Corp. Multi-Family RB for Sustainable Neighborhood Series 2018 L-1 (AA+/Aa2)(b)(c)
$3,500,000	2.750%	12/29/2023	$ 3,643,710
New York City Industrial Development Agency RB for Churchill School & Center for Learning Disabilities, Inc. Series 1999 (ASSURED GTY) (AA/NR)
1,345,000	2.250	10/01/2029	1,386,910
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (AA/A2)
1,875,000	4.000	03/01/2045	2,192,756
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (BBB+/Baa1)
2,125,000	4.000	03/01/2045	2,448,935
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2015 B-1 (AAA/Aa1)
5,655,000	5.000	08/01/2039	6,488,490
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-2 (AAA/Aa1)
15,685,000	2.570	11/01/2023	16,567,281
17,020,000	2.640	11/01/2024	18,296,500
11,900,000	2.740	11/01/2025	13,020,028
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-4 (AAA/Aa1)(b)(c)
50,500,000	0.080	01/02/2021	50,500,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2020 Subseries A-3 (AAA/Aa1)
10,000,000	4.000	05/01/2044	11,649,400
New York City Water & Sewer System RB Refunding Series 2020 FF (AA+/Aa1)
5,645,000	4.000	06/15/2041	6,837,055
New York Convention Center Development Corp. RB Refunding Series 2015 (NR/A1)
1,300,000	5.000	11/15/2030	1,512,745
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(d)
143,440,000	0.000	06/01/2060	5,931,244
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (BBB-/NR)
4,840,000	3.500	02/15/2048	4,999,817
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(f)
7,455,000	5.000	11/15/2044	8,028,364
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (NR/A2)(b)
855,000	2.625	09/15/2069	886,028
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (NR/Baa2)(b)
1,070,000	2.800	09/15/2069	1,044,502
New York State Dormitory Authority Columbia University RB Series 2011 A (AAA/Aaa)
12,125,000	5.000	10/01/2041	12,253,525
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 A (AA+/Aa2)
1,435,000	5.000	02/15/2027	1,795,687
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (AA+/Aa2)
6,235,000	5.000	02/15/2027	7,802,167
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-1 (A-/A3)(b)(c)
9,620,000	5.000	05/01/2022	9,987,676
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-2 (A-/A3)(b)(c)
5,770,000	5.000	05/01/2024	6,493,847

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (AA+/Aa2)
$5,275,000	5.000%	03/15/2026	$ 6,540,631
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 A (NR/Baa1)
1,400,000	5.000	07/01/2033	1,649,802
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (NR/Baa1)
100,000	3.560	07/01/2026	102,712
100,000	3.670	07/01/2027	102,989
40,000	3.760	07/01/2028	41,142
200,000	3.820	07/01/2029	206,342
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (BBB-/NR)
1,070,000	5.000	07/01/2027	1,273,033
1,130,000	5.000	07/01/2028	1,362,938
1,185,000	5.000	07/01/2029	1,444,740
745,000	5.000	07/01/2030	914,882
100,000	4.000	07/01/2031	111,438
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (BBB/Baa2)
540,000	5.000	07/01/2032	673,941
465,000	5.000	07/01/2034	576,047
1,005,000	5.000	07/01/2035	1,237,698
440,000	5.000	07/01/2036	540,118
545,000	4.000	07/01/2040	615,005
590,000	5.000	07/01/2041	712,425
2,315,000	4.000	07/01/2045	2,544,347
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (BBB/Baa3)
530,000	4.000	09/01/2036	595,524
500,000	4.000	09/01/2037	560,095
575,000	4.000	09/01/2038	642,304
615,000	4.000	09/01/2039	685,424
750,000	4.000	09/01/2040	833,752
New York State Dormitory Authority RB Refunding for Northwell Health Obligated Group Series 2019 A (A-/A3)
1,080,000	5.000	05/01/2022	1,140,264
1,005,000	5.000	05/01/2023	1,111,620
New York State Dormitory Authority RB Refunding Series 2018 C (ETM) (NR/NR)(g)
5,000	5.000	03/15/2024	5,759
New York State Dormitory Authority RB Series 2020 B (AA-/Aa2)
1,100,000	3.000	04/01/2042	1,167,199
1,550,000	3.000	04/01/2048	1,623,951
New York State Dormitory Authority State Personal Income Tax RB Federally Taxable Build America Bonds Series 2010 D (AA+/Aa2)
425,000	4.900	03/15/2023	466,314
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/A3)(c)
5,350,000	0.158	01/15/2021	5,350,000
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2014 (AMT) (B/B2)(b)(c)(f)
1,440,000	2.875	12/03/2029	1,478,232
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B/B2)(b)(c)
750,000	2.750	09/02/2025	775,575
New York State Urban Development Corp. General Purpose Personal Income Tax RB Series 2014 A (AA+/Aa2)
5,000,000	5.000	03/15/2031	5,698,050
New York State Urban Development Corp. RB for State of New York Personal Income Tax Revenue Series 2020 A (AA+/Aa2)
10,670,000	5.000	03/15/2041	13,935,660

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Urban Development Corp. Taxable Refunding RB Series 2017 B (AA+/Aa2)
$16,750,000	2.860%	03/15/2024	$ 17,885,148
New York State Urban Development Corp. Taxable Refunding RB Series 2017 D-1 (AA+/Aa2)
11,875,000	2.980	03/15/2025	12,942,681
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BB+/Baa3)
9,545,000	5.000	01/01/2023	10,216,682
1,850,000	5.000	01/01/2027	2,196,227
1,170,000	5.000	01/01/2029	1,411,792
8,150,000	5.000	01/01/2033	9,600,130
5,000,000	5.000	01/01/2034	5,871,450
14,460,000	4.000	01/01/2036	15,819,963
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (BB+/Baa3)
2,450,000	4.000	10/01/2030	2,802,114
4,795,000	5.000	10/01/2035	5,899,864
2,250,000	5.000	10/01/2040	2,750,895
6,205,000	4.375	10/01/2045	7,123,960
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM-CR) (AA/A2)
1,500,000	4.000	07/01/2046	1,580,265
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (BBB/Baa1)
500,000	5.000	12/01/2027	615,080
500,000	5.000	12/01/2028	623,540
500,000	5.000	12/01/2029	632,750
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (BBB/Baa1)
1,150,000	5.000	12/01/2027	1,436,074
970,000	5.000	12/01/2028	1,232,715
1,105,000	5.000	12/01/2029	1,425,737
885,000	5.000	12/01/2030	1,159,686
1,060,000	5.000	12/01/2031	1,380,587
1,235,000	5.000	12/01/2032	1,597,645
1,370,000	5.000	12/01/2033	1,765,889
1,920,000	5.000	12/01/2034	2,470,253
1,680,000	5.000	12/01/2035	2,160,950
1,745,000	5.000	12/01/2036	2,237,963
2,055,000	5.000	12/01/2037	2,629,742
1,920,000	5.000	12/01/2038	2,453,779
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
700,000	5.000	07/01/2041	767,557
16,375,000	5.250	01/01/2050	18,011,354
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (AMT) (B-/NR)
3,640,000	5.000	08/01/2021	3,702,390
2,390,000	5.000	08/01/2026	2,428,909
2,250,000	5.000	08/01/2031	2,282,670
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (B-/NR)
6,300,000	5.250	08/01/2031	7,113,456
5,675,000	5.375	08/01/2036	6,440,104
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
2,075,000	5.000	07/01/2046	2,268,930

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (AA/NR)
$420,000	4.000%	12/01/2032	$ 500,779
505,000	4.000	12/01/2033	598,703
420,000	4.000	12/01/2034	497,070
420,000	4.000	12/01/2035	495,440
525,000	4.000	12/01/2036	617,116
425,000	4.000	12/01/2037	498,159
420,000	4.000	12/01/2038	490,946
1,260,000	3.000	12/01/2039	1,355,546
840,000	3.000	12/01/2040	901,169
1,680,000	4.000	12/01/2049	1,915,486
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (BBB-/NR)
345,000	4.000	07/01/2039	356,996
4,225,000	3.000	07/01/2044	3,721,549
Port Authority of New York & New Jersey Consolidated RB Refunding Series 186 (AMT) (A+/Aa3)
10,000,000	5.000	10/15/2044	11,301,100
Port Authority of New York & New Jersey Consolidated RB Series 214 (AMT) (A+/Aa3)
2,500,000	5.000	09/01/2033	3,212,750
2,000,000	5.000	09/01/2034	2,562,600
Port Authority of New York & New Jersey Consolidated RB Series 221 (AMT) (A+/Aa3)
2,000,000	4.000	07/15/2045	2,326,880
1,500,000	4.000	07/15/2050	1,731,525
Troy City Capital Resource Corp. RB Refunding Rensselaer Polytechnic Institute Project Series 2020 A (BBB+/A3)
600,000	5.000	09/01/2038	743,784
820,000	5.000	09/01/2039	1,014,151
805,000	4.000	09/01/2040	906,527
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB-/Baa2)
1,000,000	5.000	11/01/2023	1,103,460
1,000,000	5.000	11/01/2024	1,138,780
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
200,000	4.000	10/15/2029	216,676
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (BB/NR)
300,000	4.000	10/15/2030	331,677

			675,701,286

North Carolina – 0.9%
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(b)(c)
375,000	2.000	10/01/2024	396,240
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(b)(c)
400,000	2.000	10/01/2024	422,656
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 C (AMT) (BBB/Baa2)(b)(c)
1,750,000	2.100	10/01/2024	1,855,595
County of Mecklenburg GO Bonds for Public Improvement Series 2018 (AAA/Aaa)
5,250,000	5.000	03/01/2029	6,887,738
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2014 A (AA+/Aa1)(g)
38,115,000	5.000	04/01/2022	40,377,506
North Carolina Department of Transportation RB for I-77 Mobility Partners LLC Series 2015 (AMT) (BBB-/NR)
1,310,000	5.000	12/31/2037	1,423,590

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
$500,000	5.000%	10/01/2040	$ 558,775
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (AA-/A2)
5,995,000	3.000	07/01/2045	6,340,492
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
590,000	3.000	07/01/2026	595,965
1,785,000	3.000	07/01/2027	1,799,709
1,040,000	4.000	07/01/2030	1,113,403
1,080,000	5.000	07/01/2031	1,211,965
1,110,000	5.000	07/01/2032	1,241,413
1,375,000	5.000	07/01/2033	1,528,890
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
620,000	4.000	09/01/2025	622,641
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (AA/NR)
3,000,000	3.000	01/01/2042	3,222,810
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (BBB/NR)
4,500,000	5.000	01/01/2043	5,556,465
5,000,000	5.000	01/01/2044	6,164,600

			81,320,453

Ohio – 2.2%
American Municipal Power, Inc. RB for Hydroelectric Projects Series 2010 C (A/A2)
2,290,000	6.973	02/15/2024	2,652,438
American Municipal Power, Inc. RB Refunding for Combined Hydroelectric Project Series 2020 A (A/A2)
1,585,000	5.000	02/15/2028	2,047,678
1,235,000	5.000	02/15/2029	1,628,582
American Municipal Power, Inc. RB Refunding for Prairie State Energy Campus Project Series 2019 B (A/A1)
6,090,000	5.000	02/15/2025	7,224,993
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (A-/NR)
440,000	5.000	06/01/2034	586,582
690,000	4.000	06/01/2037	838,578
920,000	4.000	06/01/2038	1,113,044
895,000	4.000	06/01/2039	1,079,289
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (BBB+/NR)
5,070,000	3.000	06/01/2048	5,233,913
3,835,000	4.000	06/01/2048	4,366,109
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
33,175,000	5.000	06/01/2055	37,530,546
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)(d)
35,885,000	0.000	06/01/2057	5,463,132
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
285,000	5.000	11/01/2021	289,605
400,000	5.000	11/01/2022	413,564
420,000	5.000	11/01/2023	441,038
City of Cleveland RB Refunding for Airport System Series 2019 A (A-/A2)
12,500,000	2.592	01/01/2026	12,915,375

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
City of Cleveland RB Refunding for Airport System Series 2019 B (AMT) (A-/A2)
$1,000,000	5.000%	01/01/2021	$ 1,000,000
805,000	5.000	01/01/2022	835,872
1,235,000	5.000	01/01/2023	1,333,318
1,365,000	5.000	01/01/2024	1,525,374
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (BB+/NR)
400,000	4.000	09/01/2040	422,156
625,000	4.000	09/01/2045	650,381
850,000	5.000	09/01/2049	918,153
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
2,480,000	5.250	11/15/2040	2,789,826
County of Miami Ohio Hospital Facilities Improvement RB Kettering Health Network Series 2019 (A+/A2)
5,625,000	5.000	08/01/2049	6,823,969
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (BBB-/Baa3)
10,000,000	8.223	02/15/2040	13,480,700
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
2,865,000	5.500	02/15/2057	3,383,995
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
2,000,000	3.750	12/01/2038	2,004,180
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (BBB-/NR)
250,000	5.000	12/01/2025	260,278
325,000	5.000	12/01/2026	339,323
325,000	5.000	12/01/2027	340,012
425,000	5.000	12/01/2028	444,082
400,000	5.000	12/01/2029	419,764
680,000	5.000	12/01/2030	713,388
800,000	5.000	12/01/2031	840,208
660,000	5.000	12/01/2032	693,013
1,170,000	5.000	12/01/2033	1,228,126
1,200,000	5.000	12/01/2035	1,261,812
650,000	5.000	12/01/2037	682,831
1,630,000	5.000	12/01/2038	1,712,804
Kent State University Taxable Refunding RB Series 2020 B (A+/Aa3)
1,500,000	2.321	05/01/2027	1,612,245
1,500,000	2.447	05/01/2028	1,600,650
Lakewood City School District GO Refunding Bonds Series 2014 C (AA/Aa2)
3,215,000	5.000	12/01/2027	3,794,504
Miami University RB Refunding Series 2011 (AA/Aa3)
2,550,000	5.000	09/01/2036	2,624,307
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(f)
700,000	4.500	01/15/2048	778,267
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (BBB-/Ba1)
925,000	2.875	02/01/2026	968,068
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (BBB-/Ba1)
2,305,000	2.875	02/01/2026	2,412,321
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 A (BBB+/Baa2)(b)(c)
2,500,000	2.400	10/01/2029	2,649,275
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 B (AMT) (BBB+/Baa2)(b)(c)
3,500,000	2.600	10/01/2029	3,712,695
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 C (AMT) (BBB+/NR)(b)(c)
8,000,000	2.100	10/01/2024	8,388,000

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (BBB-/Ba1)
$3,130,000	3.250%	09/01/2029	$ 3,405,847
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (BBB-/NR)
1,260,000	5.000	12/01/2042	1,398,902
1,250,000	5.000	12/01/2045	1,381,388
Ohio Higher Educational Facility Commission RB Refunding for Xavier University Series 2020 (A/A3)
680,000	5.000	05/01/2027	847,341
1,535,000	5.000	05/01/2028	1,948,345
1,075,000	5.000	05/01/2029	1,388,212
2,270,000	5.000	05/01/2030	2,978,649
1,260,000	5.000	05/01/2032	1,633,729
1,045,000	5.000	05/01/2034	1,340,860
695,000	4.000	05/01/2037	813,358
1,115,000	4.000	05/01/2038	1,300,112
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)(f)
925,000	5.000	12/01/2033	1,023,336
1,795,000	5.000	12/01/2038	1,956,640
2,725,000	5.000	12/01/2048	2,914,742
Ohio State Water Development Authority RB for Waste Management, Inc. Project Series 2002 (A-/NR)
2,800,000	3.250	11/01/2022	2,941,064
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(f)
4,375,000	7.000	12/01/2042	4,624,200

			188,365,088

Oklahoma – 0.3%
Cleveland County Educational Facilities Authority RB for Norman Public Schools Project Series 2019 (A+/NR)
4,250,000	5.000	06/01/2024	4,850,908
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (A-/Baa1)
925,000	4.000	09/01/2045	1,020,793
840,000	5.000	09/01/2045	1,005,925
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (AA/A2)
3,670,000	4.000	08/15/2048	4,127,979
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
2,150,000	5.000	08/15/2029	2,638,136
5,000,000	5.250	08/15/2048	5,936,300
Oklahoma Turnpike Authority RB Second Senior Series 2017 C (AA-/Aa3)
1,400,000	4.000	01/01/2042	1,596,364
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (B-/NR)(b)(c)
3,285,000	5.000	06/01/2025	3,506,573

			24,682,978

Oregon – 0.9%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO Refunding Bonds Series 2018 A (SCH BD GTY) (AA+/Aa1)
3,790,000	5.000	06/15/2026	4,746,786
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
240,000	5.125	11/15/2040	258,669
120,000	5.250	11/15/2050	128,555
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (BBB-/NR)
1,385,000	3.500	03/01/2029	1,336,220
1,540,000	3.750	03/01/2032	1,472,086

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oregon – (continued)
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (A+/NR)
$500,000	5.000%	08/15/2025	$ 603,675
300,000	5.000	08/15/2026	372,585
400,000	5.000	08/15/2027	508,008
500,000	5.000	08/15/2028	647,775
500,000	5.000	08/15/2029	660,025
600,000	5.000	08/15/2030	808,230
1,775,000	5.000	08/15/2045	2,270,385
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (AGM) (AA/NR)
4,725,000	4.000	08/15/2045	5,610,512
Multnomah County Oregon Hospital Facilities Authority RB Refunding for Adventist Health System & West Obligated Group Series 2019 (A/NR)(b)(c)
7,715,000	5.000	03/01/2025	8,889,995
Oregon State Business Development Commission RB for Intel Corp. Project Series 2019 250 (AMT) (A+/A1)(b)(c)
10,000,000	5.000	03/01/2022	10,513,000
Oregon State Facilities Authority RB Refunding for Reed College Project Series 2017 A (AA-/Aa2)
8,895,000	5.000	07/01/2047	10,776,737
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (BBB+/NR)
270,000	5.000	10/01/2028	346,847
525,000	5.000	10/01/2029	686,585
225,000	5.000	10/01/2035	287,669
Port of Portland RB for International Airport Series 2019 25-B (AMT) (A+/NR)
2,665,000	5.000	07/01/2032	3,383,591
2,365,000	5.000	07/01/2033	2,988,059
1,000,000	5.000	07/01/2034	1,260,210
1,000,000	5.000	07/01/2035	1,257,280
Portland Oregon Community College District GO Bonds Series 2013 (AA+/Aa1)(g)
2,050,000	5.000	06/15/2023	2,291,429
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aa1)
7,090,000	4.000	04/01/2029	8,268,854
Portland Oregon Water System RB Refunding Second Lien Series 2020 A (NR/Aa2)
2,355,000	5.000	05/01/2026	2,935,413
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (NR/A3)(f)
190,000	5.000	11/01/2034	233,782
500,000	5.000	11/01/2036	609,765
Washington County School District No. 1 GO Bonds Series 2017 (SCH BD GTY) (NR/Aa1)
4,155,000	5.000	06/15/2029	5,300,492

			79,453,219

Pennsylvania – 3.8%
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
4,000,000	5.000	04/01/2030	5,004,000
18,400,000	4.000	04/01/2044	20,528,328
Allegheny County Hospital Development Authority RB Refunding for UPMC Obligated Group Series 2019 A (A/A2)
3,050,000	4.000	07/15/2035	3,591,375
3,180,000	4.000	07/15/2036	3,731,889
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B-/Caa2)
1,850,000	4.875	11/01/2024	1,860,434
1,350,000	5.125	05/01/2030	1,343,506

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (NR/Ba3)(f)
$2,420,000	5.000%	05/01/2027	$ 2,768,649
1,600,000	5.000	05/01/2032	1,754,000
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (NR/Ba3)(f)
600,000	5.000	05/01/2023	635,538
750,000	5.000	05/01/2028	859,057
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
100,000	5.000	10/01/2031	110,571
390,000	5.000	10/01/2032	429,456
410,000	5.000	10/01/2033	449,938
City of Philadelphia Airport RB Refunding Series 2020 C (AMT) (A/A2)
1,250,000	5.000	07/01/2030	1,619,738
Coatesville School District GO Refunding Bonds Series 2017 (AGM) (ST AID WITHHLDG) (AA/A2)
1,000,000	5.000	08/01/2025	1,192,140
Commonwealth Financing Authority Taxable RB Series 2005 A (NATL-RE) (A/A1)
540,000	5.380	06/01/2021	549,909
Commonwealth Financing Authority Taxable RB Series 2006 C (AGM) (AA/A1)
2,305,000	5.114	06/01/2021	2,345,775
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (AA/A1)
24,905,000	4.000	06/01/2039	28,705,503
Commonwealth of Pennsylvania COPS Series 2018 A (A/A2)
1,250,000	4.000	07/01/2046	1,417,363
Commonwealth of Pennsylvania GO Bonds Series 2015 (A+/Aa3)
3,925,000	5.000	08/15/2025	4,756,865
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (BB/NR)(f)
2,000,000	5.875	10/15/2040	2,050,560
5,000,000	6.250	10/15/2053	5,141,850
Delaware County Authority RB for Villanova University Series 2015 (AA-/A1)
4,945,000	5.000	08/01/2045	5,622,514
Doylestown Hospital Authority RB Taxable Refunding Series 2019 B (BBB-/Ba1)
1,090,000	3.950	07/01/2024	1,104,246
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
750,000	5.000	12/01/2038	812,498
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA-/A1)(e)
	(3 Mo. LIBOR + 0.77%),
15,800,000	0.914	05/01/2037	14,463,478
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (AA-/Aa3)
725,000	4.000	06/01/2044	857,233
1,300,000	5.000	06/01/2044	1,655,043
3,325,000	4.000	06/01/2049	3,869,469
2,350,000	5.000	06/01/2049	2,956,206
Lancaster County Hospital Authority RB for Brethren Village Project Series 2017 (BB+/NR)
900,000	5.000	07/01/2022	930,276
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (BB+/NR)
900,000	5.000	03/01/2040	966,834
Lancaster School District GO Refunding Bonds Series 2019 B (AGM) (ST AID WITHHLDG) (AA/NR)
295,000	4.000	06/01/2021	299,384
500,000	4.000	06/01/2022	525,565

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A/A2)
$850,000	4.000%	09/01/2037	$ 982,914
850,000	4.000	09/01/2038	980,280
850,000	4.000	09/01/2039	978,146
Montgomery County Industrial Development Authority RB ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 C (A-/NR)
600,000	4.000	11/15/2043	666,552
North Penn Water Authority RB Refunding Series 2019 (NR/Aa3)(e)
	(SIFMA Municipal Swap Index Yield + 0.26%),
1,400,000	0.350	11/01/2021	1,397,480
	(SIFMA Municipal Swap Index Yield + 0.46%),
1,600,000	0.550	11/01/2023	1,591,248
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (BB+/NR)
1,000,000	5.000	11/01/2039	1,064,480
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (BBB+/NR)
230,000	5.000	05/01/2021	231,948
155,000	5.000	05/01/2022	160,312
50,000	5.000	05/01/2023	53,569
100,000	5.000	05/01/2024	109,603
Pennsylvania Economic Development Financing Authority RB for CarbonLite P LLC Project Series 2019 (AMT) (NR/NR)(f)
1,750,000	5.250	06/01/2026	1,758,173
Pennsylvania Economic Development Financing Authority RB for Solid Waste Disposal Project Series 2009 (A-/NR)(b)(c)
6,460,000	2.800	12/01/2021	6,605,350
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (BBB/NR)
750,000	5.000	06/30/2042	857,610
Pennsylvania Economic Development Financing Authority RB Refunding for American Water Co. Project Series 2019 (A+/A1)
8,250,000	3.000	04/01/2039	9,091,995
Pennsylvania Higher Educational Facilities Authority Duquesne University of the Holy Spirit RB Series 2019 A (A/A2)
350,000	4.000	03/01/2037	405,188
675,000	5.000	03/01/2038	835,859
500,000	5.000	03/01/2039	617,690
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (ASSURED GTY) (AA/WR)(e)
	(3 Mo. LIBOR + 0.60%),
1,255,000	0.751	07/01/2027	1,241,509
Pennsylvania Higher Educational Facilities Authority RB Refunding for Drexel University Series 2020 A (AGM) (AA/A2)
2,500,000	4.000	05/01/2040	2,933,050
4,120,000	5.000	05/01/2046	5,198,492
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (AGM-CR) (AA/Aa3)
4,000,000	5.000	09/15/2025	4,873,080
Pennsylvania State GO Bonds Consolidated Loan of 2018 Series 2018 A (A+/Aa3)
6,675,000	5.000	08/15/2023	7,484,477
Pennsylvania Turnpike Commission RB Refunding Series 2020 (A-/A3)
1,000,000	2.412	12/01/2027	1,041,240
Pennsylvania Turnpike Commission RB Series 2013 C (A+/A1)(g)
1,720,000	5.500	12/01/2023	1,984,519
Pennsylvania Turnpike Commission RB Series 2018 A (AA/Aa3)
30,675,000	5.250	12/01/2044	39,229,031

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Turnpike Commission RB Series 2018 B (A+/A1)(e)
	(SIFMA Municipal Swap Index Yield + 0.70%),
$6,050,000	0.790%	12/01/2023	$ 6,080,250
Pennsylvania Turnpike Commission RB Series 2019 A (A-/A3)
4,250,000	5.000	12/01/2036	5,387,003
4,275,000	5.000	12/01/2038	5,389,279
21,160,000	5.000	12/01/2044	26,243,478
Pennsylvania Turnpike Commission RB Subordinate Series 2017 A (A-/A3)
3,500,000	5.500	12/01/2042	4,311,790
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (A-/A3)
10,000,000	5.250	06/01/2047	12,006,000
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
350,000	4.000	06/15/2029	368,337
1,000,000	5.000	06/15/2039	1,072,640
Philadelphia Authority for Industrial Development RB for MaST Community Charter School II Series 2020 A (BBB-/NR)
450,000	5.000	08/01/2030	540,603
290,000	5.000	08/01/2040	347,635
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (BB+/NR)(f)
900,000	5.000	06/15/2040	1,039,401
Philadelphia Hospitals and Higher Education Facilities Authority RB for Temple University Health System Obligated Group Series 2012 A (BBB-/Ba1)
1,760,000	5.625	07/01/2042	1,862,784
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
4,500,000	5.000	07/01/2028	5,293,485
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (AA/A2)
850,000	5.000	09/01/2034	1,109,972
1,755,000	5.000	09/01/2035	2,285,607
1,700,000	5.000	09/01/2036	2,206,566
1,700,000	5.000	09/01/2037	2,200,208
Pittsburgh Water & Sewer Authority Subordinate RB Refunding Series 2019 B (AGM) (AA/NR)
2,125,000	4.000	09/01/2034	2,622,739
425,000	4.000	09/01/2035	519,970
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB+/NR)
90,000	5.000	11/15/2021	90,712
450,000	5.000	11/15/2028	455,800
State Public School Building Authority RB Refunding for Philadelphia School District Project Series 2016 A (AGM) (ST AID WITHHLDG) (AA/A2)
2,525,000	5.000	06/01/2031	3,081,687
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (NR/Baa3)
1,100,000	5.000	01/01/2035	1,189,749
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (BB+/NR)
375,000	4.000	10/01/2021	377,186
200,000	4.000	10/01/2023	203,576
750,000	4.000	10/01/2029	762,450
425,000	5.000	10/01/2039	441,673
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (BB+/WR)
4,100,000	5.000	11/01/2044	4,177,367
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 A (BB+/NR)
530,000	5.000	02/01/2025	578,378

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 B-1 (BB+/NR)(b)(c)
$7,260,000	5.000%	02/01/2025	$ 7,853,432
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 B-2 (BB+/NR)(b)(c)
1,000,000	5.000	02/01/2027	1,112,680
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 B-3 (BB+/NR)(b)(c)
3,500,000	5.000	02/01/2030	4,019,715
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (NR/Baa1)
530,000	5.000	07/01/2027	638,655
620,000	5.000	07/01/2028	759,351
650,000	5.000	07/01/2029	807,144
440,000	5.000	07/01/2030	553,406

			325,273,693

Puerto Rico – 4.9%
Commonwealth of Puerto Rico GO Bonds Public Improvement Series 1999 (NR/WR)*
125,000	5.250	07/01/2018	94,687
Commonwealth of Puerto Rico GO Bonds Public Improvement Series 2006 B (NR/WR)*
390,000	5.250	07/01/2016	295,425
500,000	5.250	07/01/2017	378,750
Commonwealth of Puerto Rico GO Refunding Bonds for Public Improvement Series 2009 B (D/Ca)*
2,000,000	6.000	07/01/2039	1,567,500
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (CCC/Ca)
2,040,000	6.125	07/01/2024	2,221,050
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CCC/Ca)
515,000	4.250	07/01/2025	533,669
1,000,000	5.000	07/01/2033	1,048,750
6,100,000	5.125	07/01/2037	6,405,000
1,060,000	5.750	07/01/2037	1,124,925
18,900,000	5.250	07/01/2042	19,868,625
Puerto Rico Commonwealth GO Bonds Series 2014 A (D/Ca)*
65,795,000	8.000	07/01/2035	45,069,575
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2012 A (D/Ca)*
3,955,000	5.000	07/01/2041	2,758,612
Puerto Rico Commonwealth GO Refunding Bonds Subseries 2003 C-7 (NATL-RE) (NR/Baa2)
2,450,000	6.000	07/01/2027	2,512,646
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (AA/A3)
930,000	5.250	07/01/2041	1,120,418
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (NR/C)
6,500,000	5.250	07/01/2038	7,095,595
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
3,425,000	5.250	07/01/2033	4,083,559
165,000	5.250	07/01/2034	197,670
4,475,000	5.250	07/01/2036	5,369,284
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (AA/A2)
40,000	5.500	07/01/2031	48,330
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/C)(d)
520,000	0.000	07/01/2028	379,070

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/C)
$1,085,000	5.500%	07/01/2023	$ 1,157,044
545,000	5.500	07/01/2024	590,649
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(e)
	(3 Mo. LIBOR + 0.52%),
21,915,000	0.671	07/01/2029	19,851,264
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL-RE) (D/Baa2)
350,000	5.250	07/01/2029	370,874
215,000	5.250	07/01/2030	228,321
1,150,000	5.250	07/01/2032	1,227,602
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (NR/NR)*
1,000,000	5.250	07/01/2019	797,500
Puerto Rico Electric Power Authority RB Series 2013 A-RSA-1 (D/NR)*
8,215,000	6.750	07/01/2036	6,828,719
Puerto Rico Electric Power Authority RB Series 2016 E-1-RSA-1 (NR/NR)*
590,915	10.000	01/01/2021	504,494
Puerto Rico Electric Power Authority RB Series 2016 E-2-RSA-1 (NR/NR)*
590,915	10.000	07/01/2021	504,494
Puerto Rico Electric Power Authority RB Series 2016 E-3-RSA-1 (NR/NR)*
196,972	10.000	01/01/2022	168,165
Puerto Rico Electric Power Authority RB Series 2016 E-4-RSA-1 (NR/NR)*
196,972	10.000	07/01/2022	168,165
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (ASSURED GTY) (AA/A3)
60,000	5.250	07/01/2041	72,285
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (NR/Baa2)
7,175,000	5.250	07/01/2035	7,646,254
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
600,000	5.250	07/01/2032	713,994
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (AA/A2)
90,000	5.500	07/01/2029	107,340
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (ASSURED GTY) (AA/A3)
165,000	5.500	07/01/2031	199,363
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (AGM-CR) (AA/A2)
2,165,000	5.500	07/01/2029	2,582,131
2,230,000	5.250	07/01/2034	2,671,540
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (FGIC) (AA/A3)
180,000	5.250	07/01/2039	216,659
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR) (AGC-ICC) (AA/A2)
295,000	5.500	07/01/2026	345,236
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (NR/C)
2,710,000	5.250	07/01/2030	2,985,905
2,970,000	5.250	07/01/2031	3,265,575
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (ASSURED GTY) (AA/A3)
355,000	5.250	07/01/2034	425,290
23,140,000	5.250	07/01/2036	27,758,281
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NATL-RE) (NR/Baa2)
1,240,000	5.250	07/01/2032	1,323,675
1,760,000	5.250	07/01/2033	1,881,915
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NATL-RE-IBC) (NR/Baa2)
5,265,000	4.750	07/01/2038	5,297,485

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Highway & Transportation Authority RB Series 2007 N (AMBAC) (NR/C)
$160,000	5.500%	07/01/2026	$ 177,142
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (NR/C)(d)
1,750,000	0.000	07/01/2037	858,095
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (NR/Ca)(c)
3,240,000	10.000	07/01/2035	3,416,483
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(d)
476,000	0.000	07/01/2024	448,987
16,610,000	0.000	07/01/2027	14,788,713
3,658,000	0.000	07/01/2029	3,106,593
25,338,000	0.000	07/01/2031	19,712,457
16,923,000	0.000	07/01/2033	12,117,376
12,009,000	0.000	07/01/2046	3,715,465
31,842,000	0.000	07/01/2051	7,090,258
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
75,394,000	4.329	07/01/2040	81,699,954
143,000	4.536	07/01/2053	155,126
7,274,000	4.784	07/01/2058	7,997,327
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
19,288,000	4.500	07/01/2034	21,087,378
1,555,000	4.550	07/01/2040	1,706,799
10,419,000	4.750	07/01/2053	11,450,064
37,352,000	5.000	07/01/2058	41,625,069

			423,216,645

Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (AGM) (MUN GOVT GTD) (AA/Aa3)
500,000	5.000	05/15/2024	573,745

South Carolina – 0.5%
Clemson University Athletic Facilities RB Series 2015 (NR/Aa3)
1,385,000	4.000	05/01/2025	1,590,991
1,570,000	4.000	05/01/2026	1,798,482
Lexington County School District No. 1/SC GO Refunding Bonds Series 2019 A (SCSDE) (AA/Aa1)
2,495,000	5.000	02/01/2031	3,252,831
Lexington County School District No. 2 GO Bonds Series 2017 C (SCSDE) (AA/Aa1)
4,530,000	5.000	03/01/2031	5,638,129
1,615,000	4.000	03/01/2032	1,906,346
South Carolina Ports Authority RB Series 2018 (AMT) (A+/A1)
3,750,000	5.000	07/01/2037	4,629,975
South Carolina Public Service Authority RB Series 2016 D (A/A2)
5,505,000	2.388	12/01/2023	5,738,907
South Carolina Public Service Authority Santee Cooper RB Refunding Series 2014 D (A/A2)
875,000	3.056	12/01/2023	926,319
South Carolina Transportation Infrastructure Bank RB Refunding Series 2013 B (A/Aa3)(b)
	(1 Mo. LIBOR + 0.45%),
12,445,000	0.554	10/01/2022	12,428,324

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
South Carolina – (continued)
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (AA/A2)
$500,000	5.000%	04/15/2032	$ 656,905
500,000	5.000	04/15/2033	653,095
500,000	5.000	04/15/2034	650,950
450,000	5.000	04/15/2035	584,613
425,000	4.000	04/15/2036	507,178
550,000	4.000	04/15/2037	654,098
525,000	4.000	04/15/2038	622,582
700,000	4.000	04/15/2039	828,590
750,000	4.000	04/15/2040	885,030

			43,953,345

South Dakota – 0.1%
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (AA+/NR)
630,000	5.000	01/01/2024	713,393
1,075,000	5.000	01/01/2025	1,261,620
730,000	5.000	01/01/2026	885,709
South Dakota Health & Educational Facilities Authority RB Refunding for Avera Health Obligated Group Series 2019 A (AA-/A1)(b)(c)
3,525,000	5.000	07/01/2024	4,021,743

			6,882,465

Tennessee – 0.4%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (BBB+/Baa1)
1,115,000	5.000	08/01/2035	1,415,270
500,000	4.000	08/01/2036	584,935
City of Johnson GO Refunding Bonds Series 2019 B (NR/Aa2)
1,225,000	4.000	06/01/2037	1,480,792
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/Baa1)
6,020,000	5.000	07/01/2034	6,535,011
1,800,000	4.000	07/01/2040	2,015,478
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
400,000	5.000	07/01/2040	471,796
700,000	5.000	07/01/2046	816,480
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (BBB-/NR)
75,000	3.000	10/01/2024	76,145
Metropolitan Government Nashville & Davidson County Industrial Development Board RB for Waste Management, Inc. Series 2001 (A-/NR)(b)(c)
3,000,000	2.850	08/02/2021	3,037,800
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(f)
650,000	4.500	06/01/2028	690,313
Tennergy Corporation Tenn Gas Supply RB Series 2019 A (AA/Aa2)(b)(c)
11,325,000	5.000	10/01/2024	13,146,626

			30,270,646

Texas – 7.6%
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (BBB-/NR)
1,355,000	5.000	01/01/2029	1,412,506
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (A-/Baa1)
250,000	5.000	01/01/2040	290,787
435,000	5.000	01/01/2046	501,042

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 A (A-/Baa1)
$530,000	5.000%	01/01/2026	$ 640,150
595,000	5.000	01/01/2027	737,729
620,000	5.000	01/01/2028	786,985
650,000	5.000	01/01/2029	845,026
690,000	5.000	01/01/2030	917,396
1,010,000	5.000	01/01/2032	1,324,140
1,115,000	5.000	01/01/2034	1,443,568
585,000	5.000	01/01/2035	756,241
610,000	5.000	01/01/2036	785,893
645,000	5.000	01/01/2037	828,103
675,000	5.000	01/01/2038	864,257
1,420,000	5.000	01/01/2039	1,813,226
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(f)
250,000	5.750	09/01/2029	277,347
City of Austin RB for Airport System Series 2019 B (AMT) (A/A1)
1,700,000	5.000	11/15/2032	2,175,167
2,000,000	5.000	11/15/2033	2,548,420
City of Austin RB Refunding for Airport System Series 2019 (AMT) (A/A1)
1,510,000	5.000	11/15/2022	1,636,885
1,950,000	5.000	11/15/2023	2,194,354
4,845,000	5.000	11/15/2024	5,651,596
1,150,000	5.000	11/15/2025	1,386,808
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(f)
990,000	4.000	11/01/2023	1,024,254
1,650,000	4.500	11/01/2024	1,707,964
2,815,000	4.000	11/01/2028	3,014,978
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)(f)
550,000	2.500	09/01/2025	559,635
140,000	3.125	09/01/2030	144,591
180,000	3.250	09/01/2030	187,272
355,000	4.000	09/01/2040	380,248
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1 Project Series 2016 (NR/NR)
250,000	4.200	09/01/2027	279,615
575,000	4.800	09/01/2037	638,043
650,000	5.250	09/01/2046	726,888
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(f)
110,000	4.375	09/01/2023	114,339
300,000	5.375	09/01/2038	355,155
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
199,000	4.625	09/01/2023	207,752
370,000	5.000	09/01/2028	425,811
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(f)
388,000	2.625	08/15/2025	393,851
171,000	3.375	08/15/2030	176,804
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(f)
170,000	3.125	08/15/2024	174,328
340,000	3.500	08/15/2029	367,295
1,905,000	4.000	08/15/2039	2,052,181
1,825,000	4.250	08/15/2049	1,967,642

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (AA/NR)
$150,000	4.000%	08/15/2025	$ 168,417
155,000	4.000	08/15/2026	176,965
160,000	4.000	08/15/2027	185,099
165,000	4.000	08/15/2028	192,712
170,000	4.000	08/15/2029	200,078
925,000	3.000	08/15/2034	985,874
City of Fort Worth Water & Sewer System RB Refunding & Improvement Series 2015 A (AA+/Aa1)
8,245,000	5.000	02/15/2024	9,463,116
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
425,000	4.125	09/01/2027	460,398
1,350,000	4.625	09/01/2037	1,508,639
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
125,000	3.250	09/01/2022	127,362
570,000	4.500	09/01/2027	636,468
1,800,000	4.500	09/01/2037	1,997,892
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
425,000	4.000	09/01/2024	468,609
440,000	4.000	09/01/2025	494,512
460,000	4.000	09/01/2026	525,016
480,000	4.000	09/01/2027	554,304
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(f)
150,000	3.250	09/01/2024	154,800
290,000	3.625	09/01/2029	314,986
785,000	4.125	09/01/2039	859,379
City of Horseshoe Bay Special Assessment Refunding Bonds for Public Improvement District Series 2020 (NR/NR)
1,110,000	3.000	10/01/2025	1,139,693
645,000	3.000	10/01/2030	667,265
440,000	3.250	10/01/2033	458,291
City of Houston GO Bonds Refunding Series 2019 A (AA/Aa3)
13,745,000	5.000	03/01/2029	18,334,456
City of Houston RB Refunding for Airport System Subordinate Lien Series 2012 A (AMT) (A/NR)(g)
4,800,000	5.000	07/01/2022	5,125,200
City of Houston RB Refunding for Airport System Subordinated Lien Series 2012 B (A/NR)(g)
23,250,000	5.000	07/01/2022	24,908,190
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (BBB+/NR)
130,000	5.000	08/15/2024	141,170
130,000	5.000	08/15/2025	143,763
150,000	5.000	08/15/2026	168,201
100,000	5.000	08/15/2027	113,135
125,000	5.000	08/15/2028	142,412
150,000	5.000	08/15/2029	171,694
200,000	5.000	08/15/2030	227,202
280,000	5.000	08/15/2032	314,700
300,000	5.000	08/15/2034	334,890
175,000	5.000	08/15/2035	194,861
250,000	5.000	08/15/2036	277,470
250,000	5.000	08/15/2037	276,688
300,000	5.000	08/15/2038	331,179
300,000	5.000	08/15/2039	330,483
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(f)
785,000	3.875	09/01/2024	815,513
1,180,000	4.750	09/01/2044	1,317,553

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)(f)
$210,000	2.625%	09/01/2025	$ 210,187
505,000	3.125	09/01/2030	506,020
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(f)
425,000	4.250	09/01/2029	463,322
1,000,000	4.875	09/01/2044	1,125,950
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
620,000	2.750	09/01/2025	632,326
430,000	3.125	09/01/2030	447,643
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(f)
175,000	3.500	09/15/2024	181,489
250,000	3.750	09/15/2029	275,340
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(f)
205,000	4.375	09/15/2029	224,944
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (AA/NR)
1,415,000	4.000	09/01/2025	1,514,701
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)(f)
600,000	2.500	09/01/2025	607,488
330,000	3.125	09/01/2030	341,217
845,000	4.000	09/01/2040	905,096
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)(f)
245,000	3.750	09/15/2025	254,954
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(f)
200,000	3.500	09/15/2024	207,518
280,000	3.750	09/15/2029	309,907
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(f)
200,000	5.000	09/15/2024	209,186
400,000	5.250	09/15/2029	441,704
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(f)
530,000	4.250	09/15/2024	550,389
490,000	5.125	09/15/2024	508,370
795,000	4.500	09/15/2029	885,233
775,000	5.375	09/15/2029	859,165
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)(f)
375,000	4.500	09/01/2025	388,594
200,000	4.875	09/01/2025	207,772
465,000	4.875	09/01/2030	502,930
265,000	5.250	09/01/2030	287,981
475,000	5.250	09/01/2040	514,648
310,000	5.625	09/01/2040	335,786
845,000	4.125	09/01/2049	934,747
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)(f)
520,000	2.500	09/01/2025	531,497
455,000	3.250	09/01/2030	474,165
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2019 (NR/NR)(f)
100,000	3.125	09/01/2024	103,263
145,000	3.500	09/01/2029	160,629
380,000	4.000	09/01/2039	426,060

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(f)
$250,000	4.000%	09/01/2028	$ 275,993
1,610,000	4.500	09/01/2048	1,735,644
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)(f)
151,000	3.500	09/01/2024	156,199
326,000	3.750	09/01/2029	357,632
862,000	4.250	09/01/2039	950,613
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(f)
180,000	3.375	09/01/2030	189,817
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
280,000	4.000	09/01/2024	291,676
415,000	4.250	09/01/2029	464,157
655,000	4.875	09/01/2039	747,446
1,000,000	5.000	09/01/2049	1,131,870
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(f)
185,000	3.750	09/01/2024	191,660
365,000	4.000	09/01/2029	394,769
580,000	5.000	09/01/2029	630,669
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(f)
305,000	3.250	09/01/2030	326,057
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(f)
535,000	2.625	09/15/2025	543,111
405,000	3.375	09/15/2030	418,701
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)(f)
225,000	3.625	09/15/2030	236,581
210,000	4.375	09/15/2030	218,463
500,000	4.125	09/15/2040	527,865
400,000	4.875	09/15/2040	420,856
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)(f)
250,000	3.750	09/15/2024	259,662
370,000	4.125	09/15/2029	413,394
1,050,000	4.625	09/15/2039	1,160,775
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(f)
750,000	2.500	09/15/2025	759,368
305,000	3.250	09/15/2030	315,385
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2015 C (AA-/Aa2)(b)(c)
30,610,000	1.750	12/01/2024	32,076,831
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2018 (AA-/Aa2)(b)(c)
2,800,000	2.750	12/01/2022	2,933,532
City of San Antonio RB Refunding for Electric & Gas Systems Series 2015 A (AA-/Aa2)(b)(c)
26,495,000	1.750	12/01/2024	27,796,169
City of San Antonio RB Refunding for Electric & Gas Systems Series 2019 (AA/Aa1)
1,505,000	4.000	02/01/2028	1,864,815
2,000,000	4.000	02/01/2029	2,520,720
2,000,000	4.000	02/01/2030	2,555,260
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
470,000	4.375	09/01/2025	484,457
600,000	4.875	09/01/2030	640,266
735,000	5.375	09/01/2040	788,023

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Clifton Higher Education Finance Corp. RB for YES Prep Public Schools, Inc. Series 2020 (PSF-GTD) (NR/Aaa)
$445,000	5.000%	04/01/2025	$ 530,235
400,000	5.000	04/01/2026	492,820
550,000	5.000	04/01/2027	694,996
635,000	5.000	04/01/2028	820,369
465,000	5.000	04/01/2029	613,600
365,000	5.000	04/01/2030	492,057
700,000	4.000	04/01/2031	870,877
575,000	4.000	04/01/2035	695,974
1,345,000	4.000	04/01/2037	1,611,445
Clifton Higher Education Finance Corp. RB Refunding for IDEA Public Schools Series 2017 (PSF-GTD) (AAA/NR)
4,370,000	4.000	08/15/2036	5,091,050
3,875,000	4.000	08/15/2037	4,506,393
Comal Independent School District GO Refunding Bonds Series 2017 (PSF-GTD) (NR/Aaa)
1,970,000	5.000	02/01/2025	2,349,639
2,095,000	5.000	02/01/2026	2,592,981
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)(f)
505,000	2.500	09/15/2025	516,251
350,000	3.250	09/15/2030	364,795
Dallas Area Rapid Transit RB Refunding Series 2016 A (AA+/Aa2)
8,325,000	5.000	12/01/2048	9,903,587
Dallas-Fort Worth International Airport Joint Improvement RB Series 2012 D (AMT) (A/A1)(g)
21,430,000	5.000	11/01/2021	22,263,627
Dallas-Fort Worth International Airport Joint RB Improvement Bonds Series 2014 B (AMT) (A/NR)
1,700,000	5.000	11/01/2022	1,836,969
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 A (AMT) (A/NR)
2,500,000	5.250	11/01/2030	2,797,400
Denton Independent School District GO Bonds 2014 B (PSF-GTD) (AAA/NR)(b)(c)
4,000,000	2.000	08/01/2024	4,228,840
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(f)
125,000	3.750	08/15/2024	126,495
235,000	4.000	08/15/2029	239,728
775,000	4.500	08/15/2035	792,012
575,000	5.000	08/15/2044	593,325
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(f)
395,000	5.000	09/01/2027	424,949
225,000	5.000	09/01/2032	236,412
330,000	5.125	09/01/2037	342,230
Grand Parkway Transportation Corp. System RB Subordinate Tier Series 2018 A (AA+/NR)
18,225,000	5.000	10/01/2037	23,121,875
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (AA+/NR)(a)
2,950,000	0.000	10/01/2046	3,414,566
4,075,000	0.000	10/01/2047	4,720,276
Gulfgate Redevelopment Authority Tax Allocation Refunding for City of Houston TX Reinvestment Zone No. 8 Series 2020 (AGM) (AA/NR)
400,000	4.000	09/01/2026	461,716
470,000	5.000	09/01/2027	578,053
500,000	5.000	09/01/2028	622,935
745,000	5.000	09/01/2029	942,127
465,000	4.000	09/01/2031	552,229
415,000	4.000	09/01/2033	485,612
650,000	4.000	09/01/2034	758,700
580,000	4.000	09/01/2036	674,094

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2019 B-2 (A+/A1)(b)(c)
$8,000,000	5.000%	12/01/2024	$ 9,398,240
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2019 A (A+/A1)
4,700,000	5.000	12/01/2024	5,531,148
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2020 C-3 (A+/A1)(b)(c)
6,500,000	5.000	12/01/2026	8,180,185
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A+/A1)(e)
	(SIFMA Municipal Swap Index Yield + 0.95%),
6,770,000	1.040	06/01/2023	6,819,150
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Series 2019 A (AA-/A1)
1,400,000	5.000	05/15/2030	1,827,686
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa1)(e)
	(3 Mo. LIBOR + 0.67%),
19,920,000	0.819	08/15/2035	17,986,166
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(f)
745,000	4.000	09/01/2029	801,844
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
95,000	3.000	09/01/2024	101,992
100,000	3.500	09/01/2025	110,709
100,000	3.500	09/01/2026	111,886
105,000	3.500	09/01/2027	117,452
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (B/NR)
3,295,000	5.000	07/15/2028	3,716,105
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (AMT) (BB-/NR)
830,000	5.000	07/01/2027	931,194
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (BB-/NR)
2,480,000	5.000	07/15/2027	2,783,279
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (BB-/NR)
2,600,000	5.000	07/15/2027	2,917,954
Houston Airport System RB Refunding Subordinate Lien Series 2018 B (A/A1)
360,000	5.000	07/01/2031	453,683
325,000	5.000	07/01/2032	407,079
Houston Airport System RB Refunding Subordinate Lien Series 2018 D (A/A1)
2,000,000	5.000	07/01/2029	2,560,500
2,175,000	5.000	07/01/2030	2,759,248
2,185,000	5.000	07/01/2031	2,753,603
Houston Independent School District Limited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)
3,425,000	4.000	02/15/2042	3,965,602
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(f)
1,315,000	5.000	09/01/2038	1,497,509
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)(d)(g)
33,515,000	0.000	08/15/2024	11,869,056
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (A/NR)
2,000,000	5.000	05/15/2030	2,633,360
1,520,000	5.000	05/15/2031	1,989,665

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Lower Neches Valley Authority Industrial Development Corp. RB Refunding for Exxon Capital Ventures, Inc. Series 2012 (AA/Aa1)(b)(c)
$13,215,000	0.070%	01/01/2021	$ 13,215,000
Lubbock Independent School District GO Bonds Series 2019 (PSF-GTD) (AAA/Aaa)
1,250,000	4.000	02/15/2040	1,493,488
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 2001 A (A-/Baa2)
6,350,000	2.600	11/01/2029	6,905,117
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (BB-/NR)(f)
5,575,000	4.625	10/01/2031	5,926,894
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
795,000	5.250	02/15/2030	873,634
405,000	5.375	02/15/2035	463,733
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (BBB-/NR)
1,370,000	5.000	09/15/2032	1,546,730
710,000	5.000	09/15/2033	798,835
750,000	5.000	09/15/2034	842,445
790,000	5.000	09/15/2035	885,582
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (BB+/NR)(f)
335,000	4.000	08/15/2029	364,798
610,000	5.000	08/15/2039	673,794
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (BB+/Ba1)
765,000	5.000	04/01/2027	766,859
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2014 A (B-/NR)
1,000,000	5.000	04/01/2039	893,000
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (B/B2)
645,000	4.000	04/01/2022	640,737
320,000	4.000	04/01/2023	315,808
275,000	4.000	04/01/2024	269,505
365,000	4.000	04/01/2025	354,988
375,000	4.000	04/01/2026	360,889
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (NR/WR)(g)
250,000	5.000	04/01/2025	296,548
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (AA/NR)(a)(g)
1,000,000	0.000	09/01/2031	1,393,530
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (A+/A1)
1,300,000	5.000	01/01/2037	1,583,205
2,750,000	5.000	01/01/2038	3,406,205
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
2,000,000	5.000	01/01/2032	2,443,200
1,500,000	5.000	01/01/2048	1,760,370
North Texas Tollway Authority RB Special Project System Series 2011 A (AA/NR)(g)
1,000,000	5.500	09/01/2021	1,034,900
1,000,000	6.000	09/01/2021	1,038,110
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A+/A1)
550,000	5.000	01/01/2022	575,784
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A+/A1)
6,000,000	6.500	01/01/2043	7,180,500

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Pasadena Independent School District GO Bonds Series 2015 B (PSF-GTD) (AAA/Aaa)(b)(c)
$3,280,000	1.500%	08/15/2024	$ 3,409,658
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 A (AMT) (NR/NR)(f)
3,470,000	3.625	01/01/2035	3,498,870
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 B (NR/NR)(f)
3,690,000	6.000	01/01/2025	3,684,207
Round Rock Independent School District GO Refunding Bonds Series 2019 A (PSF-GTD) (AAA/Aaa)
4,630,000	4.000	08/01/2032	5,756,016
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(f)
250,000	3.250	09/15/2024	256,240
355,000	3.625	09/15/2029	383,336
1,250,000	4.125	09/15/2039	1,352,263
Southwest Houston Redevelopment Authority RB for City of Houston TX Reinvestment Zone No. 20 Series 2020 (AGM) (AA/NR)
285,000	5.000	09/01/2027	350,316
335,000	5.000	09/01/2029	423,641
395,000	4.000	09/01/2032	464,587
395,000	4.000	09/01/2034	459,555
615,000	4.000	09/01/2036	711,285
1,040,000	2.625	09/01/2038	1,050,400
1,230,000	2.750	09/01/2039	1,251,242
1,200,000	2.750	09/01/2040	1,217,316
State of Texas College Student Loan GO Unlimited Bonds Series 2019 (AMT) (AAA/Aaa)
3,005,000	4.000	08/01/2025	3,496,047
5,905,000	5.000	08/01/2026	7,362,295
4,590,000	5.000	08/01/2027	5,874,557
5,010,000	5.000	08/01/2028	6,557,639
6,835,000	5.000	08/01/2029	9,017,826
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
2,100,000	5.000	05/15/2021	2,120,643
2,730,000	5.000	05/15/2022	2,827,761
Tarrant County Cultural Education Facilities Finance Corporation Christus Health Obligation Group RB Series 2018 B (A+/A1)
13,655,000	5.000	07/01/2036	17,282,724
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(e)
	(3 Mo. LIBOR + 0.70%),
5,015,000	0.845	12/15/2026	4,995,592
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/A2)
4,250,000	6.250	12/15/2026	5,100,085
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A-/A2)(e)
	(SIFMA Municipal Swap Index Yield + 0.55%),
2,795,000	0.640	09/15/2027	2,788,823
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (BBB/Baa2)
7,200,000	5.000	12/31/2030	9,379,224
10,000,000	5.000	12/31/2031	12,963,200
3,040,000	5.000	12/31/2032	3,912,784
4,000,000	5.000	12/31/2033	5,132,240
5,000,000	5.000	12/31/2034	6,400,800
4,000,000	5.000	12/31/2035	5,103,360
4,030,000	5.000	12/31/2036	5,127,651

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (BBB-/Baa3)
$9,840,000	5.000%	12/31/2055	$ 10,839,154
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (BBB-/Baa3)
7,215,000	5.000	06/30/2058	8,641,117
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (A-/Baa1)
1,380,000	5.000	08/15/2042	1,552,597
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases 2-3 Project Series 2018 (NR/NR)(f)
135,000	4.750	09/01/2023	141,242
360,000	5.250	09/01/2028	418,385
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(f)
265,000	4.500	09/01/2027	287,043
United Independent School District GO Refunding Bonds Series 2020 (PSF-GTD) (AAA/Aaa)(d)
500,000	0.000	08/15/2026	480,545
University Houston Consolidated RB Refunding Series 2017 C (AA/Aa2)
8,500,000	3.250	02/15/2041	9,147,360
University of Texas System Revenue Financing System RB Refunding Series 2017 C (AAA/Aaa)
5,865,000	5.000	08/15/2026	7,387,378
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
315,000	2.375	12/01/2025	318,598
308,000	2.875	12/01/2030	314,440
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2018 (NR/NR)
261,000	4.000	12/01/2023	272,737
520,000	4.250	12/01/2029	549,801
1,159,000	4.625	12/01/2035	1,221,656
1,604,000	5.000	12/01/2045	1,691,675

			657,299,197

Utah – 0.7%
Jordan School District GO School Building Bonds Series 2019 B (SCH BD GTY) (AAA/Aaa)
1,625,000	5.000	06/15/2022	1,738,669
2,175,000	5.000	06/15/2023	2,430,149
2,355,000	5.000	06/15/2024	2,742,421
2,400,000	5.000	06/15/2025	2,907,312
2,750,000	5.000	06/15/2027	3,551,928
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)(f)
3,875,000	5.250	02/01/2040	3,936,070
Salt Lake City Corporation Airport RB Series 2018 A (AMT) (A/A2)
18,635,000	5.000	07/01/2037	22,729,110
Salt Lake City RB for International Airport Series 2017 A (AMT) (A/A2)
2,650,000	5.000	07/01/2047	3,144,066
Salt Lake City RB for International Airport Series 2018 A (AMT) (A/A2)
5,000,000	5.000	07/01/2029	6,274,550
5,500,000	5.000	07/01/2030	6,865,925
Utah Charter School Finance Authority RB Refunding for Summit Academy, Inc. Series 2019 A (AA/NR)
700,000	5.000	04/15/2039	863,233
625,000	5.000	04/15/2044	760,969
1,150,000	5.000	04/15/2049	1,388,383
Utah Transit Authority Sales Tax RB Refunding Subordinate Series 2015 A (AA/Aa2)
3,065,000	4.000	06/15/2034	3,448,799

			62,781,584

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Vermont – 0.0%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
$745,000	5.000%	05/01/2025	$ 793,432
585,000	5.000	05/01/2026	629,010

			1,422,442

Virgin Islands – 0.1%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (NR/Caa2)
1,410,000	5.000	10/01/2029	1,410,056
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (NR/Caa2)
700,000	5.000	10/01/2032	699,545
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (B/NR)
4,700,000	5.000	10/01/2039	4,280,901
Virgin Islands Public Finance Authority RB Series 2014 A (AGM-CR) (AA/A2)(f)
5,000,000	5.000	10/01/2034	5,606,550

			11,997,052

Virginia – 1.6%
Chesapeake Bay Bridge & Tunnel District RB First Tier General Resolution Anticipation Notes Series 2019 (BBB/Baa2)
19,500,000	5.000	11/01/2023	21,794,565
Chesapeake Economic Development Authority RB Refunding for Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(b)(c)
1,700,000	1.900	06/01/2023	1,761,557
County of Arlington GO Bonds for Public Improvement Series 2019 (AAA/Aaa)
6,990,000	5.000	06/15/2030	9,456,352
Fairfax County Economic Development Authority Residential Care Facilities Mortgage RB Refunding for Goodwin House Incorporated Series 2016 A (BBB+/NR)
1,250,000	4.000	10/01/2042	1,303,337
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (BBB-/NR)
3,000,000	5.000	01/01/2040	3,446,490
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(b)(c)
1,000,000	1.900	06/01/2023	1,037,010
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 C (BBB+/A2)(b)(c)
1,850,000	1.800	04/01/2022	1,880,821
Peninsula Ports Authority RB Refunding for Dominion Terminal Associates Series 2003 (BBB/Baa2)(b)(c)
2,250,000	1.700	10/01/2022	2,284,380
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (BBB+/NR)
305,000	5.000	04/01/2026	350,353
305,000	5.000	04/01/2027	356,319
350,000	5.000	04/01/2028	414,067
405,000	5.000	04/01/2029	483,720
305,000	5.000	04/01/2030	366,747
650,000	5.000	04/01/2031	775,567
265,000	5.000	04/01/2032	314,046
570,000	5.000	04/01/2033	671,084
345,000	5.000	04/01/2034	404,533
775,000	5.000	04/01/2035	906,921
375,000	5.000	04/01/2036	437,003
905,000	5.000	04/01/2037	1,050,361
410,000	4.000	04/01/2039	433,481
265,000	4.000	04/01/2040	279,771
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B-/B3)
9,355,000	6.706	06/01/2046	9,787,856

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC-/NR)(d)
$122,865,000	0.000%	06/01/2047	$ 27,927,214
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (CCC-/NR)(d)
13,500,000	0.000	06/01/2047	3,006,180
Virginia Commonwealth Transportation Board RB Capital Project Series 2012 (AA+/Aa1)
760,000	4.000	05/15/2037	792,741
Virginia Housing Development Authority RB for Rental Housing Series 2019 E (AA+/Aa1)
4,345,000	1.400	12/01/2023	4,346,477
Virginia Port Authority Port Facilities RB Refunding Series 2015 A (AMT) (A/WR)(g)
4,750,000	5.000	07/01/2025	5,702,328
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (BBB/Baa3)
2,580,000	5.000	12/31/2047	3,009,338
4,950,000	5.000	12/31/2049	5,767,245
2,835,000	5.000	12/31/2056	3,288,203
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (BBB-/NR)
17,500,000	5.000	01/01/2040	18,167,625
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2019 (AMT) (BBB-/NR)
1,265,000	5.000	01/01/2044	1,312,754
355,000	5.000	07/01/2049	368,291
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (BBB-/NR)
750,000	5.500	01/01/2042	785,468
Virginia Small Business Financing Authority Solid Waste Disposal Facilities RB for Covanta Holding Corp. Project Series 2018 (AMT) (B/NR)(b)(c)(f)
300,000	5.000	07/01/2038	310,926
York County Economic Development Authority Pollution Control RB Refunding for Virginia Electric & Power Co. Project Series 2009 A (BBB+/A2)(b)(c)
3,200,000	1.900	06/01/2023	3,316,256

			138,097,387

Washington – 1.6%
City of Seattle Limited Tax GO Improvement & Refunding Bonds Series 2015 A (AAA/Aaa)
5,000,000	5.000	06/01/2026	6,030,800
City of Seattle RB for Municipal Light & Power Improvement Series 2018 A (AA/Aa2)
3,340,000	4.000	01/01/2033	3,991,367
6,715,000	4.000	01/01/2034	7,998,774
11,655,000	4.000	01/01/2043	13,558,028
City of Seattle RB Refunding for Drainage & Wastewater Series 2014 (AA+/Aa1)
13,715,000	4.000	05/01/2044	14,928,092
City of Seattle RB Refunding for Drainage & Wastewater Series 2017 (AA+/Aa1)
6,555,000	4.000	07/01/2035	7,716,087
King County Junior Lien Sewer RB Series 2012 (AA/Aa2)(b)(c)
5,900,000	2.600	12/01/2021	5,922,538
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (AMT) (BB/NR)
3,710,000	5.000	04/01/2030	3,970,553
Port of Seattle Intermediate Lien RB Series 2019 (AMT) (A+/A1)
9,295,000	5.000	04/01/2038	11,520,595
Port of Seattle Wash RB Refunding Series 2011 B (AMT) (AA-/Aa2)
2,485,000	5.000	09/01/2022	2,555,574
State of Washington GO Bonds Various Purpose Series 2014 D (AA+/Aaa)
15,055,000	5.000	02/01/2026	17,231,652

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
University of Washington RB Refunding Series 2012 A (AA+/Aaa)
$2,500,000	5.000%	07/01/2029	$ 2,661,125
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
985,000	5.000	08/01/2036	1,246,133
1,715,000	5.000	08/01/2037	2,163,353
1,715,000	5.000	08/01/2038	2,157,727
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
1,300,000	5.000	08/01/2035	1,650,090
2,930,000	5.000	08/01/2036	3,706,772
1,000,000	5.000	08/01/2039	1,255,410
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-1 (BBB+/Baa1)(b)(c)
5,400,000	5.000	08/01/2024	6,113,772
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-2 (BBB+/Baa1)(b)(c)
1,265,000	5.000	08/01/2025	1,482,036
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-3 (BBB+/Baa1)(b)(c)
4,310,000	5.000	08/01/2026	5,208,635
Washington Higher Education Facilities Authority RB for Seattle University Series 2020 (A/NR)
1,000,000	4.000	05/01/2045	1,128,340
Washington State Convention Center Public Facilities District RB Series 2018 (BBB+/Baa1)
320,000	5.000	07/01/2029	389,382
6,825,000	5.000	07/01/2048	7,969,962
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (BB/NR)(f)
745,000	5.000	01/01/2034	820,424
1,400,000	5.000	01/01/2039	1,526,938
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series 2015 C (AMBAC) (AA+/Aaa)(d)
6,855,000	0.000	06/01/2028	6,398,663

			141,302,822

West Virginia – 0.6%
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (BBB-/NR)
770,000	3.000	03/01/2035	752,267
2,165,000	3.000	03/01/2037	2,085,891
2,175,000	3.250	03/01/2041	2,099,832
State of West Virginia GO Bonds for State Road Series 2019 A (AA-/Aa2)
6,145,000	5.000	06/01/2035	8,072,871
State of West Virginia GO Bonds Series 2018 B (AA-/Aa2)
8,740,000	5.000	06/01/2035	11,226,006
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2020 (AMT) (B/B2)(b)(c)
1,575,000	5.000	07/01/2025	1,634,881
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
770,000	5.000	01/01/2033	950,396
910,000	5.000	01/01/2034	1,117,744
1,095,000	5.000	01/01/2035	1,341,331
2,330,000	5.000	01/01/2036	2,845,466
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (NR/Baa1)
2,325,000	5.000	09/01/2029	2,891,533
2,645,000	5.000	09/01/2030	3,271,785
2,100,000	5.000	09/01/2031	2,585,709
1,700,000	5.000	09/01/2032	2,081,378

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
West Virginia – (continued)
West Virginia University RB Refunding Series 2020 A (AA-/Aa3)
$10,125,000	1.549%	10/01/2025	$ 10,353,926

			53,311,016

Wisconsin – 1.0%
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB-/Baa3)
1,000,000	4.300	11/01/2030	1,116,620
Public Finance Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 A (A-/NR)
2,000,000	5.000	11/15/2041	2,391,080
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (AA/A2)
220,000	4.000	07/01/2026	252,833
220,000	4.000	07/01/2027	256,925
220,000	4.000	07/01/2028	259,490
220,000	4.000	07/01/2029	257,761
265,000	4.000	07/01/2030	304,996
355,000	4.000	07/01/2031	406,897
420,000	4.000	07/01/2032	477,477
175,000	4.000	07/01/2033	198,062
130,000	4.000	07/01/2034	146,402
155,000	4.000	07/01/2035	174,184
220,000	4.000	07/01/2036	246,492
220,000	4.000	07/01/2037	245,828
265,000	4.000	07/01/2038	295,414
265,000	4.000	07/01/2039	294,815
265,000	4.000	07/01/2040	294,214
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (NR/Ba1)(f)
885,000	5.000	12/01/2035	1,000,740
1,950,000	5.000	12/01/2045	2,157,461
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (NR/Ba1)(f)
470,000	4.000	06/15/2030	506,791
815,000	5.000	06/15/2040	913,273
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(f)
1,650,000	4.000	03/01/2030	1,732,632
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-1 (NR/NR)*(f)
24,345	5.500	12/01/2048	12,172
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-2 (NR/NR)*(f)
51,733	7.250	12/01/2048	25,866
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (BBB-/NR)
500,000	5.200	12/01/2037	575,185
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (BB/NR)(f)
425,000	3.000	04/01/2025	433,649
500,000	5.000	04/01/2030	590,225
510,000	5.000	04/01/2040	578,967
Public Finance Authority RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(f)
1,180,000	4.500	01/01/2035	1,192,720

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A/A3)
$790,000	5.000%	01/01/2026	$ 951,176
635,000	5.000	01/01/2028	796,766
750,000	5.000	01/01/2029	959,183
1,000,000	5.000	01/01/2030	1,301,760
1,400,000	5.000	01/01/2032	1,805,286
950,000	5.000	01/01/2033	1,217,235
900,000	5.000	01/01/2036	1,143,090
500,000	5.000	01/01/2037	632,850
1,400,000	5.000	01/01/2039	1,762,404
500,000	5.000	01/01/2040	628,200
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)(f)
370,000	5.000	06/01/2029	408,062
710,000	5.000	06/01/2039	753,452
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (BBB+/NR)
1,000,000	4.000	01/01/2030	1,073,380
8,955,000	4.000	01/01/2046	8,995,298
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)(f)
580,000	4.000	09/01/2029	582,082
770,000	5.000	09/01/2039	803,218
Public Finance Authority RB Refunding for Renown Regional Medical Center Series 2020 B (AGM) (AA/NR)
5,000,000	3.090	06/01/2050	5,055,900
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (BB/NR)(f)
2,770,000	6.125	10/01/2049	2,797,839
Public Finance Authority RB Refunding for Waste Management, Inc. Project Series 2016 A-2 (AMT) (A-/NR)
2,000,000	2.875	05/01/2027	2,192,780
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (BBB/NR)
425,000	5.000	11/15/2044	469,863
570,000	5.000	11/15/2049	627,599
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Infrastructure Properties LLC Obligated Group Series 2012 B (AMT) (BBB+/NR)
6,000,000	5.250	07/01/2028	6,288,180
Public Finance Authority Tax Increment Reinvestment Zone No. 11 Tax Allocation Series 2019 (NR/Baa3)(d)
13,850,000	0.000	12/15/2027	10,449,271
Public Finance Authority Waste Management Inc. Project RB Refunding Series 2016 A-3 (AMT) (A-/NR)(b)(c)
10,000,000	2.000	06/01/2021	10,054,600
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (BBB/NR)
350,000	4.000	03/15/2030	396,256
345,000	4.000	03/15/2040	384,468
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (NR/Baa1)
1,185,000	3.000	02/01/2042	1,213,167
390,000	4.000	02/01/2045	422,612
Wisconsin State Health & Educational Facilities Authority RB for Saint John’s Communities, Inc. Project Series 2018 A (BBB-/NR)
275,000	4.000	09/15/2021	279,092
225,000	4.000	09/15/2022	232,837
250,000	4.000	09/15/2023	263,247
365,000	4.000	09/15/2024	383,754

			82,664,078

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wyoming – 0.3%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A/A3)
$22,700,000	3.625%	07/15/2039	$ 24,896,452

TOTAL MUNICIPAL BONDS (Cost $7,923,934,138)			$8,462,155,389

Corporate Bonds – 0.2%
Consumer Services – 0.1%
Howard University Series 2020
$1,250,000	2.516%	10/01/2025	$ 1,301,482
1,840,000	2.657	10/01/2026	1,904,569
1,500,000	2.757	10/01/2027	1,591,767
1,545,000	2.845	10/01/2028	1,589,966

			6,387,784

Health Care Equipment & Services – 0.1%
CommonSpirit Health
470,000	4.350	11/01/2042	550,703
Prime Healthcare Foundation, Inc. Series B
4,975,000	7.000	12/01/2027	5,995,051

			6,545,754

Real Estate(i) – 0.0%
Benloch Ranch Improvement Association No. 1 Series 2020
5,825,000	9.750	12/01/2039	5,730,460

TOTAL CORPORATE BONDS (Cost $17,291,294)			$ 18,663,998

TOTAL INVESTMENTS – 98.0% (Cost $7,941,225,432)			$8,480,819,387

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%			171,657,108

NET ASSETS – 100.0%			$8,652,476,495

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Zero coupon bond until next reset date.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2020.

(c)	Variable Rate Demand Instruments – rate shown is that which is in effect on December 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2020.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(h)	When-issued security.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BAM	— Build America Mutual Assurance Co.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
GARB	— General Airport Revenue Bond
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
Mo.	— Month
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FD	— School Bond Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
SIFMA	— The Securities Industry and Financial Markets Association
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
USD	— United States Dollar
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At December 31, 2020, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at December 31, 2020(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.302%	Bank of America NA	03/20/2023	USD 1,000	$15,773	$(10,984)	$26,757
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.302	JPMorgan Chase Bank NA	03/20/2023	1,000	15,773	(10,985)	26,758

TOTAL						$31,546	$(21,969)	$53,515

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 97.5%
Alabama – 1.8%
Central Etowah County Solid Waste Disposal Authority RB for Evergreen Environmental Partners LLC Series 2020 A (NR/NR)(a)
$5,720,000	6.000%	07/01/2045	$ 5,858,367
Central Etowah County Solid Waste Disposal Authority RB for Evergreen Environmental Partners LLC Series 2020 B (NR/NR)(a)
2,880,000	8.000	07/01/2028	2,892,787
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B-/Caa2)
19,150,000	5.750	10/01/2049	18,693,656
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
2,625,000	5.000	10/01/2030	3,060,383
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
2,205,000	5.500	10/01/2053	2,460,714
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(b)
5,750,000	0.000	10/01/2038	5,760,752
6,000,000	0.000	10/01/2042	5,987,160
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
8,300,000	6.000	10/01/2042	9,672,322
19,850,000	7.000	10/01/2051	23,635,395
81,815,000	6.500	10/01/2053	96,325,708

			174,347,244

Alaska – 0.1%
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (NR/B3)
6,280,000	5.000	06/01/2046	6,372,818
Northern Tobacco Securitization Corp. RB Refunding Capital Appreciation Asset-Backed Bonds 1st Subordinate Series 2006 B (NR/NR)(c)
6,780,000	0.000	06/01/2046	1,308,947

			7,681,765

Arizona – 1.9%
Apache County IDA PCRB for Tucson Electric Power Company Series 2012 A (A-/A3)
4,500,000	4.500	03/01/2030	4,656,960
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(d)
(3 Mo. LIBOR + 0.81%),
63,640,000	0.961	01/01/2037	59,981,336
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (AA-/NR)
665,000	4.000	07/01/2047	728,966
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (A/NR)
1,500,000	4.000	11/01/2049	1,696,230
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2020 A (A/NR)
1,975,000	4.000	11/01/2045	2,302,929
2,350,000	4.000	11/01/2050	2,723,697
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (BB+/NR)
1,000,000	5.000	01/01/2043	900,150
5,250,000	4.500	01/01/2049	4,242,788
3,300,000	5.000	01/01/2054	2,866,248
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (BB/NR)
275,000	5.000	01/01/2037	238,799
200,000	5.000	01/01/2038	171,994
650,000	5.000	01/01/2043	532,812
3,450,000	5.000	01/01/2049	2,727,501
1,100,000	5.125	01/01/2054	863,621

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (NR/Baa2)
$1,000,000	5.000%	05/01/2038	$ 1,042,520
2,780,000	5.000	05/01/2043	2,896,009
3,450,000	5.000	05/01/2048	3,586,034
2,000,000	5.000	05/01/2051	2,069,500
Arizona Industrial Development Authority RB Refunding for Pinecrest Academy of Nevada Series 2020 A-1 (BB+/NR)(a)
10,845,000	5.000	07/15/2053	12,026,780
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (A/A1)
1,625,000	3.000	07/01/2049	1,705,113
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A/A1)
1,085,000	4.000	07/01/2044	1,229,273
3,540,000	5.000	07/01/2044	4,337,774
2,710,000	3.250	07/01/2049	2,846,394
1,625,000	5.000	07/01/2049	1,974,749
City of Tempe IDA RB Refunding for Friendship Village Series 2012 A (NR/NR)
1,250,000	6.250	12/01/2042	1,276,725
1,325,000	6.250	12/01/2046	1,352,149
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
635,000	3.500	07/01/2029	648,278
600,000	4.100	07/01/2034	608,118
1,909,000	4.750	07/01/2043	1,934,199
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (BBB-/NR)
6,600,000	5.000	05/15/2056	7,288,908
La Paz County Industrial Development Authority RB for American Fiber Optics LLC Series 2018 A (NR/NR)(a)
3,100,000	6.000	08/01/2028	3,115,159
16,130,000	6.250	08/01/2040	15,720,782
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (BB/NR)(a)
700,000	5.000	07/01/2050	772,751
700,000	5.000	07/01/2054	770,595
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(a)
1,885,000	5.250	10/01/2040	1,968,128
1,885,000	5.500	10/01/2051	1,962,719
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (AA-/Ba2)
1,500,000	5.000	07/01/2049	1,812,525
1,650,000	5.000	07/01/2054	1,987,590
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)(a)
250,000	5.500	05/01/2040	262,625
950,000	5.750	05/01/2050	999,172
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2012 A (A-/A3)
5,350,000	4.500	06/01/2030	5,576,251
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2013 A (A-/A3)
3,390,000	4.000	09/01/2029	3,572,789
Tempe Industrial Development Authority RB for Tempe Life Care Village Obligated Group Series 2019 (NR/NR)
1,520,000	5.000	12/01/2050	1,551,190
1,900,000	5.000	12/01/2054	1,934,086
The Industrial Development Authority of the City of Phoenix RB Refunding for Downtown Phoenix Student Housing LLC Series 2018 (NR/Baa3)
850,000	5.000	07/01/2037	938,068
1,000,000	5.000	07/01/2042	1,089,790

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
University Medical Center Corp. RB Series 2011 (NR/WR)(e)
$3,500,000	6.000%	07/01/2021	$ 3,599,505

			179,090,279

Arkansas – 0.1%
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (A/NR)
7,235,000	5.000	12/01/2047	8,873,872
5,370,000	3.200	12/01/2049	5,631,680

			14,505,552

California – 11.7%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE) (AA-/Aa2)(c)
1,600,000	0.000	08/01/2026	1,529,280
Alameda County Oakland Unified School District GO Bonds Election of 2012 Series 2015 A (A-/A1)
3,000,000	5.000	08/01/2040	3,478,560
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (AA/Aa2)(c)
4,995,000	0.000	08/01/2037	3,586,810
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA/A2)(c)
1,850,000	0.000	08/01/2036	1,249,601
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
465,000	5.000	05/01/2040	561,627
1,000,000	5.000	05/01/2043	1,199,790
Beaumont Community Facilities District No. 93-1 Special Tax for Improvement Area No 8F Series 2020 (NR/NR)
2,750,000	4.000	09/01/2050	3,005,887
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA/A2)(c)
1,055,000	0.000	08/01/2025	1,015,311
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (BB/NR)
2,755,000	5.250	05/01/2048	2,813,544
2,850,000	5.250	05/01/2053	2,901,784
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-2 (NR/NR)(c)
12,620,000	0.000	06/01/2055	3,121,052
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
1,350,000	5.000	06/01/2050	1,562,301
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (BBB-/NR)
900,000	5.000	06/01/2049	1,079,703
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)(c)
7,375,000	0.000	06/01/2055	1,704,584
California County Tobacco Securitization Agency RB Refunding Series 2020 A (BBB+/NR)
875,000	4.000	06/01/2049	1,016,208
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (BBB-/NR)
620,000	5.000	06/01/2049	760,201
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)(c)
32,690,000	0.000	06/01/2055	6,140,817
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (BB+/NR)(c)
145,220,000	0.000	06/01/2055	17,186,787

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC - M@College Project Series 2020 A (NR/Baa3)
$565,000	5.000%	08/01/2050	$ 673,435
775,000	5.000	08/01/2055	916,569
425,000	5.000	08/01/2057	500,680
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (AA/A1)
1,500,000	5.000	02/01/2042	1,807,215
4,000,000	5.000	02/01/2047	4,778,320
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A+/A1)
8,100,000	5.000	11/15/2056	9,815,499
California Infrastructure & Economic Development Bank RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(a)
1,000,000	5.000	01/01/2055	1,049,300
California Municipal Finance Authority RB for CHF-Riverside II LLC UCR North District Phase 1 Student Housing Project Series 2019 (NR/Baa3)
1,400,000	5.000	05/15/2049	1,644,972
950,000	5.000	05/15/2052	1,113,789
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/A3)
1,800,000	5.000	02/01/2042	2,104,758
17,675,000	5.000	02/01/2047	20,492,925
California Municipal Finance Authority RB for LAX Integrated Express Solutions LLC Senior Lien Series 2018 A (AMT) (BBB-/NR)
7,605,000	5.000	12/31/2043	8,982,266
California Municipal Finance Authority RB for P3 Claremont Holdings LLC Series 2020 A (NR/NR)(a)
1,135,000	5.000	07/01/2052	1,245,980
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
250,000	5.000	10/01/2034	305,710
250,000	5.000	10/01/2036	304,005
300,000	5.000	10/01/2037	364,116
300,000	5.000	10/01/2038	363,252
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)(a)
1,090,000	5.000	10/01/2049	1,225,520
1,740,000	5.000	10/01/2054	1,949,165
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (BBB-/NR)
6,625,000	5.000	12/31/2037	7,932,576
California Pollution Control Financing Authority RB for Mission Rock Utilities, Inc. Series 2020 (NR/NR)(a)
8,900,000	4.000	11/01/2023	8,908,277
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(a)
7,550,000	6.750	12/01/2028	7,535,655
45,930,000	7.500	12/01/2040	46,223,493
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (BBB/Baa3)(a)
15,850,000	5.000	11/21/2045	18,791,601
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(a)
1,540,000	5.000	06/15/2050	1,644,720
1,030,000	5.000	06/15/2055	1,097,012
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (BB+/NR)(a)
3,300,000	5.000	10/01/2050	3,764,871
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (BB+/NR)(a)
750,000	5.000	07/01/2050	828,075
1,000,000	5.000	07/01/2058	1,097,960

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (BB+/NR)(a)
$820,000	5.000%	07/01/2045	$ 915,858
1,240,000	5.000	07/01/2055	1,371,924
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 A (BB+/NR)(a)
2,420,000	5.000	07/01/2059	2,645,786
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 B (BB+/NR)
975,000	4.000	07/01/2045	1,009,807
California State Various Purpose GO Bonds Series 2020 (AA-/Aa2)
20,000,000	3.000	11/01/2050	21,791,200
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
1,335,000	5.000	09/01/2030	1,509,364
1,425,000	5.000	09/01/2037	1,589,146
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)(a)
2,880,000	7.250	09/01/2050	3,054,326
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
850,000	4.000	09/02/2044	920,694
685,000	5.000	09/02/2049	797,895
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/NR)
1,495,000	5.000	09/02/2038	1,781,801
575,000	5.000	09/02/2043	677,321
1,785,000	5.000	09/02/2048	2,080,650
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 A (NR/NR)
1,345,000	5.000	09/02/2039	1,613,731
895,000	5.000	09/02/2044	1,062,356
945,000	5.000	09/02/2048	1,114,949
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 B (NR/NR)
950,000	5.000	09/02/2039	1,121,114
1,080,000	5.000	09/02/2044	1,253,751
1,570,000	5.000	09/02/2049	1,811,811
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(a)
375,000	5.000	06/01/2034	429,447
475,000	5.000	06/01/2039	536,441
1,340,000	5.000	06/01/2051	1,485,229
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875	11/01/2043	2,021,325
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Obligated Group Series 2018 A (BB-/NR)(a)
9,000,000	5.500	12/01/2058	10,500,480
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (BBB+/NR)
500,000	5.000	08/01/2038	605,260
3,000,000	4.000	08/01/2045	3,152,760
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (BB+/NR)(a)
2,350,000	5.250	07/01/2039	2,403,603
3,125,000	5.250	07/01/2049	3,207,344
1,450,000	5.250	07/01/2052	1,489,049
California Statewide Communities Development Authority RB Refunding for California Baptist University Series 2017 A (NR/NR)(a)
860,000	3.000	11/01/2022	871,223
935,000	5.000	11/01/2032	1,077,578
1,875,000	5.000	11/01/2041	2,114,588

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB Refunding for Enloe Medical Center Series 2015 (CA MTG INS) (AA-/NR)
$2,875,000	5.000%	08/15/2038	$ 3,414,062
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (A-/NR)
1,200,000	5.000	04/01/2047	1,353,408
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (BB-/NR)
7,460,000	5.500	12/01/2054	8,248,447
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,230,000	4.000	09/02/2050	1,305,030
945,000	5.000	09/02/2050	1,096,550
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
2,220,000	5.000	09/02/2038	2,625,328
2,500,000	5.000	09/02/2048	2,885,925
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (NR/Baa1)
3,750,000	5.000	05/15/2042	4,206,637
5,750,000	5.000	05/15/2047	6,414,758
5,640,000	5.000	05/15/2050	6,281,719
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (CCC/NR)(c)
35,600,000	0.000	06/01/2046	5,746,908
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE) (NR/Baa2)(c)
7,000,000	0.000	09/01/2033	5,401,760
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
190,000	3.000	09/01/2037	194,643
195,000	3.000	09/01/2038	198,013
205,000	3.000	09/01/2039	209,604
210,000	3.000	09/01/2040	213,692
715,000	3.125	09/01/2044	729,093
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2020 (NR/NR)
1,250,000	4.000	09/01/2050	1,349,913
City of Calimesa CA Community Facilities District No. 2018-1 Special Tax Series 2020 (NR/NR)
865,000	4.000	09/01/2045	953,489
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
515,000	4.000	09/01/2040	577,609
1,500,000	4.000	09/01/2045	1,653,630
3,000,000	4.000	09/01/2050	3,287,160
City of Davis Redevelopment Agency Tax Allocation for Davis Redevelopment Project Series 2011 A (A+/NR)(e)
750,000	6.500	12/01/2021	792,652
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)(a)
2,850,000	5.000	09/01/2050	3,306,969
City of Fremont Community Facilities District No. 1 Special Tax for Pacific Commons Series 2015 (NR/NR)
3,000,000	5.000	09/01/2045	3,345,360
City of Oakland GO Bonds Series 2020 B-1 (AA/Aa1)
4,750,000	3.000	01/15/2050	5,158,500
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
950,000	4.000	09/01/2050	1,054,890
City of Oroville RB for Oroville Hospital Series 2019 (BB/NR)
1,900,000	5.250	04/01/2034	2,168,109
3,565,000	5.250	04/01/2039	3,995,509
14,580,000	5.250	04/01/2049	16,072,409
13,840,000	5.250	04/01/2054	15,168,225

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (A-/NR)
$600,000	5.000%	09/02/2030	$ 643,032
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
500,000	5.000	09/01/2044	566,120
700,000	5.000	09/01/2049	788,907
City of Roseville Special Tax The Ranch at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
325,000	4.000	09/01/2035	360,084
375,000	4.000	09/01/2040	411,251
425,000	4.000	09/01/2045	461,397
950,000	4.000	09/01/2050	1,026,760
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
475,000	4.000	09/01/2045	515,679
640,000	4.000	09/01/2050	691,712
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(a)
280,000	5.000	09/01/2032	318,175
700,000	5.000	09/01/2037	789,138
1,745,000	5.000	09/01/2047	1,944,750
City of Santa Paula Special Tax for Harvest Community Facilities District No. 1 Series 2020 (NR/NR)
1,100,000	4.000	09/01/2045	1,179,871
1,500,000	4.000	09/01/2050	1,597,890
City of Tracy Community Facilities District No. 2016-2 ECFD Special Tax Bonds Series 2019 (NR/NR)
405,000	5.000	09/01/2044	471,076
535,000	5.000	09/01/2049	619,401
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
1,225,000	5.000	09/01/2044	1,389,395
200,000	4.000	09/01/2045	216,476
1,420,000	5.000	09/01/2049	1,599,602
County of Madera Community Facilities District No. 2017-1 Special Tax Series 2020 (NR/NR)
1,985,000	4.000	09/01/2040	2,161,605
County of San Diego Community Facilities District No. 2008-01 Special Tax Series 2020 A (NR/NR)
695,000	3.000	09/01/2050	696,133
1,875,000	4.000	09/01/2050	2,033,925
Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL-RE) (A-/Baa2)(c)
1,305,000	0.000	08/01/2027	1,214,694
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
2,285,000	5.000	09/01/2037	2,698,973
6,680,000	5.000	09/01/2047	7,750,203
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
455,000	3.125	09/01/2044	465,724
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL-RE) (A-/Baa2)(c)
5,400,000	0.000	08/01/2032	4,359,258
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (XLCA) (AA-/WR)(c)
4,180,000	0.000	04/01/2029	3,760,788
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL-RE) (AA-/Aa3)(c)
3,460,000	0.000	10/01/2032	2,862,043

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Capital Appreciation Senior Lien Series 2015 A (AGM) (AA/A2)(c)
$12,000,000	0.000%	01/15/2035	$ 9,017,040
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (A-/Baa2)
37,510,000	3.950	01/15/2053	41,468,805
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (AGM) (AA/A2)(b)
1,000,000	0.000	01/15/2032	1,209,990
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC-/NR)(c)
77,260,000	0.000	06/01/2047	17,017,288
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC-/NR)(c)
147,670,000	0.000	06/01/2047	31,713,609
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/Aa3)
2,130,000	5.000	06/01/2045	2,457,040
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
8,900,000	5.000	06/01/2047	9,231,792
5,400,000	5.250	06/01/2047	5,624,100
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-2 (NR/NR)
3,500,000	5.000	06/01/2047	3,630,480
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B-/B3)
27,780,000	5.300	06/01/2037	28,964,817
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (CCC/NR)(c)
100,945,000	0.000	06/01/2036	36,995,333
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (CCC/NR)(c)
51,235,000	0.000	06/01/2047	8,879,538
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (CCC/NR)(c)
260,660,000	0.000	06/01/2057	21,298,529
Irvine Community Facilities District No. 2013-3 Special Tax Series 2018 (AGM) (AA/NR)
1,150,000	5.000	09/01/2051	1,342,970
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,655,000	5.000	09/01/2047	1,953,628
1,925,000	5.000	03/01/2057	2,253,752
Lammersville Joint Unified School District Special Tax Bonds for Community Facilities District No. 2007-1 Series 2013 (NR/NR)
2,750,000	6.000	09/01/2043	3,028,685
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (A-/NR)
215,000	6.625	08/01/2024	215,909
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (AA-/Aa3)(c)
49,925,000	0.000	08/01/2050	21,972,991
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (A/NR)
1,625,000	6.750	09/01/2026	1,688,050
1,500,000	7.000	09/01/2031	1,553,205
875,000	7.250	09/01/2038	905,511
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(c)
3,760,000	0.000	08/01/2035	2,882,454
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
14,850,000	6.500	11/01/2039	24,738,021

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
M-S-R Energy Authority Gas RB Series 2009 B (BBB+/NR)
$2,000,000	6.500%	11/01/2039	$ 3,331,720
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
9,795,000	6.125	11/01/2029	12,534,270
21,765,000	6.500	11/01/2039	36,257,443
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa3)(b)
7,000,000	0.000	08/01/2030	7,809,130
New Haven Unified School District GO Refunding Bonds for Capital Appreciation Series 2009 (ASSURED GTY) (AA/Aa3)(c)
860,000	0.000	08/01/2025	829,539
1,105,000	0.000	08/01/2026	1,050,314
5,550,000	0.000	08/01/2030	4,806,189
7,855,000	0.000	08/01/2032	6,451,154
7,000,000	0.000	08/01/2034	5,439,210
Orange County California Community Facilities District No. 2015-1 Village of Esencia Special Tax Bonds Series 2015 A (NR/NR)
2,925,000	5.250	08/15/2045	3,324,935
Orange County California Community Facilities District No. 2017-1 Village of Esencia Special Tax Bonds Series 2018 A (NR/NR)
250,000	5.000	08/15/2027	309,690
200,000	5.000	08/15/2028	252,082
2,900,000	5.000	08/15/2047	3,414,634
Orange County Community Facilities District Special Tax RB Series 2020 A (NR/NR)
1,015,000	4.000	08/15/2040	1,142,646
940,000	4.000	08/15/2050	1,036,341
Oxnard School District GO Bonds Election of 2016 Series 2016 B (BAM) (AA/NR)(f)
7,800,000	2.000	08/01/2021	8,784,672
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (AA/A2)
11,500,000	5.000	11/01/2047	13,653,260
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)
10,750,000	7.000	08/01/2038	15,548,693
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE) (AA/Aa2)(c)
1,840,000	0.000	08/01/2025	1,772,398
Poway Unified School District GO Bonds Capital Appreciation for School Facility Improvement Series 2011 B (AA-/Aa3)(c)
1,300,000	0.000	08/01/2040	854,256
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
500,000	4.000	09/01/2030	559,060
650,000	4.000	09/01/2031	722,209
900,000	3.000	09/01/2032	937,305
820,000	3.000	09/01/2033	851,209
750,000	3.000	09/01/2034	776,505
Rancho Cordova Community Facilities District No. 2018-1 Special Tax for Grantline 208 Series 2019 (NR/NR)
400,000	5.000	09/01/2049	449,908
Rialto Unified School District GO Election of 2010 Series 2011 A (AGM) (AA/Aa3)(c)
6,200,000	0.000	08/01/2036	4,171,174
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
4,835,000	5.375	09/01/2031	5,183,990
880,000	5.250	09/01/2034	938,414
6,815,000	5.500	09/01/2045	7,235,622
River Islands Public Financing Authority Special Tax for Community Facilities District No. 2003-1 Series 2015 B (NR/NR)
22,500,000	5.500	09/01/2045	23,888,700

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)(c)
$2,220,000	0.000%	10/01/2033	$ 1,757,374
2,220,000	0.000	10/01/2035	1,663,002
1,840,000	0.000	10/01/2037	1,298,230
5,100,000	0.000	10/01/2038	3,489,624
8,425,000	0.000	10/01/2039	5,602,541
13,395,000	0.000	10/01/2040	8,624,505
7,275,000	0.000	10/01/2041	4,520,467
6,360,000	0.000	10/01/2042	3,828,656
Riverside County Redevelopment Agency Tax Allocation for Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)
1,225,000	6.500	10/01/2025	1,282,048
1,950,000	6.750	10/01/2030	2,044,400
Riverside County Transportation Commission Toll Revenue Senior Lien Bonds Series 2013 A (A/NR)
2,000,000	5.750	06/01/2048	2,170,060
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
395,000	4.000	09/01/2045	435,156
835,000	4.000	09/01/2050	915,811
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
770,000	5.000	09/01/2029	945,044
1,865,000	5.000	09/01/2033	2,222,427
2,250,000	5.000	09/01/2035	2,666,160
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
1,000,000	5.000	09/01/2049	1,127,010
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE) (AA/Aa2)(d)
(3 Mo. LIBOR + 0.53%),
6,405,000	0.681	12/01/2035	5,977,146
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(d)
(3 Mo. LIBOR + 0.55%),
3,920,000	0.701	06/01/2034	3,681,311
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE) (A+/A1)(c)
1,420,000	0.000	08/01/2025	1,365,344
San Diego County Regional Airport Authority RB Refunding Series 2019 B (AMT) (A-/NR)
1,000,000	4.000	07/01/2044	1,137,110
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (AA-/Aa2)(c)
10,000,000	0.000	07/01/2030	8,923,600
3,005,000	0.000	07/01/2031	2,624,026
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 A (AMT) (A/A1)
7,145,000	5.000	05/01/2049	8,772,845
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 E (AMT) (A/A1)
1,450,000	4.000	05/01/2050	1,643,720
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 C (A-/NR)(e)
500,000	6.750	02/01/2021	502,385
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2011 D (BBB+/NR)(e)
435,000	6.625	02/01/2021	437,036

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (NR/Baa3)
$1,370,000	4.000%	08/01/2032	$ 1,564,170
1,560,000	4.000	08/01/2033	1,770,288
1,680,000	4.000	08/01/2034	1,898,299
1,810,000	4.000	08/01/2035	2,041,119
1,945,000	4.000	08/01/2036	2,187,055
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (A-/NR)
3,000,000	5.000	01/15/2029	3,444,960
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE) (A+/Aa2)(c)
1,580,000	0.000	08/01/2024	1,553,393
1,595,000	0.000	08/01/2025	1,554,710
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2013 (NR/NR)
2,000,000	5.000	09/01/2042	2,106,740
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2014 (NR/NR)
2,000,000	5.500	09/01/2044	2,111,500
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (AA/NR)
2,000,000	5.000	07/01/2042	2,038,920
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Asset Backed RB Series 2007 C (NR/NR)(c)
88,700,000	0.000	06/01/2056	9,866,988
State of California GO Bonds RMKT 04/02/18 Series 2004 B-5 (AAA/Aa1)(f)(g)
21,290,000	0.050	01/01/2021	21,290,000
State of California GO Bonds RMKT 10/01/12 Series 2004 A-5 (AA+/Aa1)(f)(g)
18,740,000	0.090	01/01/2021	18,740,000
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
4,000,000	5.250	09/01/2042	4,258,400
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Series 2020 (NR/NR)
4,650,000	4.000	09/01/2050	4,933,604
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (BBB+/NR)
4,740,000	5.000	06/01/2048	5,920,924
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (BBB-/NR)
3,700,000	5.000	06/01/2048	4,496,573
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)(c)
9,510,000	0.000	06/01/2054	1,725,970
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (A-/NR)
995,000	5.000	10/01/2045	1,243,203
1,045,000	5.000	10/01/2049	1,298,203
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (BBB+/NR)
1,815,000	2.400	10/01/2049	1,845,075
Tustin California Community Facilities District No. 2014-1 Tustin Legacy/Standard Pacific Special Tax Bonds Series 2015 A (NR/NR)
750,000	5.000	09/01/2040	853,470
1,000,000	5.000	09/01/2045	1,129,250
Union City Community Redevelopment Agency Tax Allocation for Community Redevelopment Project Sub Lien Series 2011 (A+/NR)(e)
1,500,000	6.875	12/01/2021	1,590,390

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
University of California RB Refunding Series 2013 AL-2 (AA/Aa2)(f)(g)
$15,000,000	0.060%	01/01/2021	$ 15,000,000
West Hollywood Community Development Commission Tax Allocation for East Side Redevelopment Project Series 2011 A (A-/NR)
1,000,000	7.250	09/01/2031	1,047,200
5,000,000	7.500	09/01/2042	5,234,700
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
1,400,000	5.000	09/01/2047	1,574,650
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (AA/Aa2)(c)
8,360,000	0.000	08/01/2034	6,628,393
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (AA-/Aa2)(b)
19,135,000	0.000	08/01/2042	19,547,359

			1,126,910,190

Colorado – 4.9%
Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
1,575,000	4.700	12/01/2047	1,578,024
Amber Creek Metropolitan District GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
611,000	5.000	12/01/2037	636,723
613,000	5.125	12/01/2047	633,198
Aurora Crossroads Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,480,000	5.000	12/01/2040	1,567,364
2,610,000	5.000	12/01/2050	2,724,710
Aurora Crossroads Metropolitan District No. 2 GO Bonds Series 2020 B (NR/NR)
4,000,000	7.750	12/15/2050	4,126,480
Belford North Metropolitan District GO Bonds Series 2020 A (NR/NR)
3,250,000	5.500	12/01/2050	3,371,225
Belford North Metropolitan District GO Bonds Series 2020 B (NR/NR)
6,000,000	8.500	12/15/2050	6,206,880
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)(a)(b)
1,930,000	0.000	12/01/2049	1,491,929
Belleview Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 (NR/NR)
2,375,000	5.125	12/01/2046	2,450,691
Bent Grass Metropolitan District Refunding GO Bonds Series 2020 (NR/NR)(a)
1,185,000	5.250	12/01/2049	1,250,317
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Subordinate Series 2017 B (NR/NR)
670,000	7.000	12/15/2047	696,586
Brighton Crossing Metropolitan District No. 6 GO Bonds Series 2020 A (NR/NR)
1,500,000	5.000	12/01/2050	1,527,375
Broadway Park North Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)(a)
1,300,000	5.000	12/01/2049	1,371,084
Broadway Station Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
2,500,000	5.125	12/01/2048	2,655,550
Bromley Park Metropolitan District No. 2 GO Bonds Subordinate Series 2018 B (NR/NR)
1,000,000	6.375	12/15/2047	1,051,470
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
2,250,000	5.375	12/01/2048	2,362,905
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,750,000	6.000	12/01/2037	1,845,235
4,000,000	6.125	12/01/2047	4,217,640

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
$2,000,000	6.125%	12/01/2047	$ 2,108,820
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
2,575,000	5.350	12/01/2050	2,626,397
Clear Creek Station Metropolitan District No. 2 GO Bonds Subordinate Series 2017 B (NR/NR)
500,000	7.375	12/15/2047	521,975
Clear Creek Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
780,000	4.375	12/01/2032	810,428
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (NR/Ba1)(a)
6,000,000	5.000	10/01/2049	6,543,240
Colorado Educational & Cultural Facilities Authority RB Refunding for STEM School & Academy Project Series 2019 (NR/Baa3)
2,750,000	5.000	11/01/2054	2,950,915
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2012 A (A-/NR)(e)
3,500,000	5.000	12/01/2022	3,818,640
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2013 A (A-/NR)(e)
3,000,000	5.750	12/01/2023	3,478,320
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (NR/Baa1)
2,650,000	4.000	09/01/2050	3,023,676
Colorado Health Facilities Authority RB for The Evangelical Lutheran Good Samaritan Society Project Series 2013 (NR/WR)(e)
3,000,000	5.625	06/01/2023	3,388,800
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
1,570,000	4.000	08/01/2039	1,818,264
2,115,000	4.000	08/01/2044	2,408,710
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
7,170,000	5.000	08/01/2044	8,785,473
2,135,000	3.250	08/01/2049	2,204,878
4,620,000	4.000	08/01/2049	5,205,862
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (A-/NR)(e)
4,410,000	5.000	06/01/2027	5,665,880
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (A+/NR)
2,045,000	4.000	11/01/2039	2,392,037
8,790,000	5.000	11/01/2039	11,057,468
4,790,000	5.000	11/01/2044	5,958,616
2,300,000	5.000	11/01/2049	2,838,246
Colorado High Performance Transportation Enterprise C-470 Express Lanes RB Series 2017 (BBB/NR)
965,000	5.000	12/31/2047	1,060,245
965,000	5.000	12/31/2051	1,058,277
2,980,000	5.000	12/31/2056	3,262,355
Colorado Springs Urban Renewal Authority RB for Canyon Creek Project Series 2018 A (NR/NR)
3,000,000	5.750	12/01/2047	3,167,490
Constitution Heights Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,760,000	5.000	12/01/2049	1,879,293
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
4,240,000	5.000	12/01/2039	4,188,738
1,750,000	5.000	12/01/2043	1,703,380
Copperleaf Metropolitan District No. 3 GO Bonds Series 2017 A (NR/NR)
500,000	5.000	12/01/2037	523,925
700,000	5.125	12/01/2047	728,721

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Copperleaf Metropolitan District No. 3 GO Bonds Subordinate Series 2017 B (NR/NR)
$506,000	7.625%	12/15/2047	$ 528,952
Copperleaf Metropolitan District No. 6 GO Bonds Series 2018 A (NR/NR)
2,000,000	5.250	12/01/2048	2,100,220
Copperleaf Metropolitan District No. 6 GO Bonds Subordinate Series 2018 B (NR/NR)
820,000	7.500	12/15/2048	862,140
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
1,000,000	5.125	12/01/2037	1,046,700
2,100,000	5.250	12/01/2047	2,186,268
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
3,835,000	5.000	12/01/2049	3,998,409
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(a)
4,165,000	5.500	12/01/2039	4,421,564
10,900,000	5.750	12/01/2049	11,553,564
Creekwalk Marketplace Business Improvement District RB Series 2019 B (NR/NR)(a)
2,370,000	8.000	12/15/2049	2,475,892
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (B/NR)
17,970,000	5.000	10/01/2032	18,844,600
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(a)
5,555,000	5.000	12/01/2028	6,804,264
7,200,000	5.000	12/01/2034	8,615,232
4,800,000	4.000	12/01/2035	5,345,040
4,800,000	4.000	12/01/2036	5,330,064
Denver Connection West Metropolitan District GO Bonds Series 2017 A (NR/NR)
2,470,000	5.375	08/01/2047	2,589,103
Denver Connection West Metropolitan District GO Bonds Subordinate Series 2017 B (NR/NR)
1,261,000	8.000	08/01/2047	1,312,777
Denver Convention Center Hotel Authority RB Refunding Series 2016 (BBB-/Baa2)
665,000	5.000	12/01/2030	778,855
2,500,000	5.000	12/01/2032	2,910,150
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
425,000	5.000	12/01/2032	520,689
1,825,000	4.000	12/01/2038	2,012,446
1,690,000	5.000	12/01/2048	1,996,025
Denver Health & Hospital Authority RB Series 2019 A (BBB/NR)
1,185,000	4.000	12/01/2038	1,336,538
1,900,000	4.000	12/01/2039	2,135,372
950,000	4.000	12/01/2040	1,063,202
Dinosaur Ridge Metropolitan District RB Refunding and Improvement Bonds Series 2019 A (NR/NR)
3,765,000	5.000	06/01/2049	3,911,044
E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL-RE) (A/A2)(c)
3,000,000	0.000	09/01/2039	1,434,330
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (A/A2)(c)
15,000,000	0.000	09/01/2028	13,679,250
4,100,000	0.000	09/01/2034	3,188,775
E-470 Public Highway Authority RB Series 2010 A (A/A2)(c)
20,000,000	0.000	09/01/2040	12,883,800
First Creek Village Metropolitan District GO Bonds Series 2019 A (NR/Ba1)
1,580,000	5.000	08/01/2049	1,698,374
First Creek Village Metropolitan District GO Bonds Series 2019 B (NR/NR)
515,000	6.750	08/01/2049	552,662
Fitzsimons Village Metropolitan District No. 1 GO Refunding Bonds Series 2020 A (NR/NR)
1,045,000	5.000	12/01/2049	1,085,023

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Flying Horse Metropolitan District No. 2 GO Refunding Bonds Series 2020 A (AGM) (AA/A2)
$2,185,000	4.000%	12/01/2050	$ 2,570,937
Forest Trace Metropolitan District No. 3 GO Unlimited Bonds Series 2016 A (NR/NR)(e)
1,000,000	5.000	12/01/2021	1,073,450
Green Gables Metropolitan District No. 2 GO Bonds Senior Series 2018 A (NR/NR)
4,500,000	5.750	12/01/2048	4,773,825
Haskins Station Metropolitan District GO Bonds Series 2019 A (NR/NR)
650,000	5.000	12/01/2039	684,671
925,000	5.000	12/01/2049	959,355
High Plains Metropolitan District GO Refunding Bonds Series 2017 (NATL-RE) (NR/Baa2)
3,930,000	4.000	12/01/2047	4,363,125
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
1,000,000	5.000	12/01/2049	1,062,080
Jefferson Center Metropolitan District No. 1 RB Series 2020 A-2 (NR/Ba2)
580,000	4.125	12/01/2040	603,571
900,000	4.375	12/01/2047	938,727
Johnstown Village Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,980,000	5.000	12/01/2050	2,055,735
Jones District Community Authority Board RB for Convertible Capital Appreciation Bonds Series 2020 (NR/NR)(b)
5,800,000	0.000	12/01/2050	4,604,446
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
4,190,000	5.000	12/01/2049	4,392,251
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 B (NR/NR)
683,000	7.750	12/15/2049	715,996
Leyden Rock Metropolitan District No. 10 Limited Tax GO Refunding & Improvement Bonds Series 2016 A (NR/NR)
1,250,000	5.000	12/01/2045	1,299,563
Lochbuie Station Residential Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,180,000	5.750	12/01/2050	1,241,655
Meadowlark Metropolitan District GO Bonds Series 2020 A (NR/NR)
525,000	4.875	12/01/2040	544,315
750,000	5.125	12/01/2050	779,595
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
2,665,000	5.000	12/01/2049	2,770,374
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 B (NR/NR)
1,473,000	7.375	12/15/2049	1,511,018
Mountain Sky Metropolitan District GO Bonds Series 2020 A (NR/NR)
980,000	5.000	12/01/2049	1,018,749
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
1,260,000	5.500	12/01/2048	1,329,653
North Range Metropolitan District No. 2 GO Refunding Bonds Series 2017 A (NR/NR)
3,270,000	5.625	12/01/2037	3,452,139
5,380,000	5.750	12/01/2047	5,666,162
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (BBB-/NR)
330,000	4.000	12/01/2032	370,501
320,000	4.000	12/01/2033	355,901
190,000	4.000	12/01/2034	211,755
550,000	4.000	12/01/2036	607,931
215,000	4.000	12/01/2038	236,158
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
1,742,000	4.375	12/01/2031	1,789,208
1,706,000	5.000	12/01/2046	1,761,445

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2019 (NR/NR)
$4,711,000	7.250%	12/15/2049	$ 4,878,853
Palisade Park West Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,500,000	5.125	12/01/2049	1,568,595
Parkdale Community Authority for Parkdale Metropolitan District No. 1 Series 2020 A (NR/NR)
2,140,000	5.000	12/01/2040	2,236,728
3,335,000	5.250	12/01/2050	3,480,639
Parkdale Community Authority for Parkdale Metropolitan District No. 1 Series 2020 B (NR/NR)
1,924,000	7.750	12/15/2050	1,995,938
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
1,200,000	5.000	12/01/2050	1,257,420
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)(a)
1,000,000	5.000	12/01/2040	1,025,920
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
800,000	5.000	12/01/2049	837,872
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
2,000,000	5.625	12/01/2048	2,121,760
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported RB Refunding Series 2017 A (NR/NR)(a)
3,000,000	5.000	12/15/2041	3,142,710
Prairie Center Metropolitan District No. 7 GO Bonds Series 2020 (NR/NR)
900,000	4.125	12/15/2036	935,856
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A-/A2)
4,200,000	6.500	11/15/2038	6,672,960
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
9,930,000	5.000	12/01/2049	10,317,071
Regional Transportation District RB Refunding for Denver Transit Partners LLC Series 2020 A (A-/Baa2)
425,000	5.000	07/15/2028	541,441
675,000	5.000	01/15/2029	866,855
375,000	5.000	07/15/2029	486,428
470,000	5.000	01/15/2030	615,536
330,000	5.000	07/15/2030	435,402
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,150,000	5.000	12/01/2049	1,207,742
Sabell Metropolitan District GO Bonds Series 2020 A (NR/NR)(a)
1,055,000	5.000	12/01/2050	1,118,680
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
3,450,000	5.000	12/01/2039	3,645,580
5,695,000	5.000	12/01/2049	5,937,664
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
550,000	5.125	12/01/2037	582,555
1,000,000	5.125	12/01/2043	1,051,070
Serenity Ridge Metropolitan District No. 2 Subordinated GO Limited Tax Bonds Series 2018 B (NR/NR)
635,000	7.250	12/15/2035	669,169
Settler’s Crossing Metropolitan District No. 1 GO Bonds Series 2020 A (NR/NR)(a)
1,000,000	5.000	12/01/2040	1,053,460
1,625,000	5.125	12/01/2050	1,711,661
Sierra Ridge Metropolitan District No. 2 Douglas County GO Bonds Series 2016 A (NR/NR)
1,500,000	5.500	12/01/2046	1,561,035
Sierra Ridge Metropolitan District No. 2 Douglas County GO Bonds Series 2016 A (NR/NR)
749,000	4.500	12/01/2031	775,545
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,460,000	5.000	12/01/2049	1,563,091

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (AA/Baa3)
$375,000	4.000%	12/01/2039	$ 432,480
750,000	4.000	12/01/2044	852,360
2,210,000	3.000	12/01/2049	2,309,627
South Timnath Metropolitan District No. 1 GO Limited Subordinate Tax Bonds Series 2019 B (NR/NR)
2,208,000	8.000	12/15/2048	2,318,643
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	531,640
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
2,550,000	5.125	12/01/2047	2,695,809
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (NR/Baa1)
650,000	5.000	12/01/2039	764,478
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (MUN GOVT GTD) (NR/NR)
8,920,000	5.000	12/01/2038	9,275,640
18,750,000	5.000	12/01/2047	19,462,313
Sterling Ranch Community Authority Board RB for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 B (NR/NR)
720,000	7.125	12/15/2050	741,038
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
2,500,000	4.250	12/01/2050	2,643,950
Stone Creek Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
2,000,000	5.625	12/01/2047	2,120,080
Takoda Metropolitan District Limited Tax GO Refunding Bonds Series 2018 (NR/Baa3)
8,000,000	6.000	12/01/2050	9,644,560
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,100,000	5.000	12/01/2040	1,182,357
1,750,000	5.000	12/01/2049	1,858,973
Timberleaf Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,730,000	5.750	12/01/2050	1,852,363
Timnath Ranch Metropolitan District No. 4 Limited Tax GO Refunding Improvement Bonds Series 2018 A (NR/NR)
880,000	5.250	12/01/2037	930,380
2,400,000	5.375	12/01/2047	2,525,520
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (AA/NR)
805,000	5.000	12/01/2050	992,010
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (AA/NR)
1,205,000	3.250	12/15/2050	1,296,255
Village at Dry Creek Metropolitan District No. 2 GO Bonds for Thornton Adams Series 2019 (NR/NR)
1,570,000	4.375	12/01/2044	1,590,284
Villages at Johnstown Metropolitan District No. 3 GO Bonds Series 2020 A (NR/NR)
580,000	5.000	12/01/2040	600,648
1,020,000	5.000	12/01/2050	1,039,288
Vista Ridge Metropolitan District GO Refunding Bonds Limited Tax Subseries 2006 B (NR/NR)(e)
1,725,000	9.500	12/01/2021	1,895,879
Westown Metropolitan District GO Bonds Series 2017 A (NR/NR)(e)
873,000	5.000	12/01/2022	941,897
Whispering Pines Metropolitan District No. 1 GO Bonds Subordinated Series 2017 B (NR/NR)
1,467,000	7.375	12/15/2047	1,530,418

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Whispering Pines Metropolitan District No. 1 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
$1,000,000	5.000%	12/01/2037	$ 1,049,790
2,500,000	5.000	12/01/2047	2,597,850
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 A (NR/NR)(a)
980,000	5.000	12/01/2050	1,048,845
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 B (NR/NR)
181,000	7.750	12/15/2050	192,461
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
3,470,000	5.375	12/01/2048	3,673,516
Willow Bend Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,000,000	5.000	12/01/2049	1,048,940
Windshire Park Metropolitan District No. 2 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000	6.500	12/01/2047	1,664,745
Woodmen Heights Metropolitan District No. 2 GO Refunding Bonds Series 2020 B-1 (NR/NR)
1,825,000	6.250	12/15/2040	1,868,234

			469,358,577

Connecticut – 0.7%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
900,000	5.500	08/01/2034	1,077,822
500,000	5.500	08/01/2035	597,475
420,000	5.500	08/01/2036	500,422
400,000	5.500	08/01/2037	475,376
410,000	5.500	08/01/2038	486,145
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (BB+/NR)(a)
1,150,000	5.000	01/01/2045	1,239,424
1,650,000	5.000	01/01/2055	1,768,008
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2001 V-2 (AAA/Aaa)(f)(g)
26,545,000	0.040	01/01/2021	26,545,000
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (BBB-/NR)
1,015,000	4.000	07/01/2039	1,073,200
3,500,000	4.000	07/01/2044	3,651,340
3,500,000	4.000	07/01/2049	3,615,640
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (CCC+/NR)(a)
20,200,000	7.000	02/01/2045	20,151,924
State of Connecticut GO Bonds Series 2018 C (A/A1)
450,000	5.000	06/15/2032	573,336
State of Connecticut GO Unlimited Bonds Series 2019 A (A/A1)
500,000	4.000	04/15/2037	597,050
Town of Hamden GO Refunding Bonds Series 2013 (AGM) (AA/A2)
500,000	5.000	08/15/2023	548,265

			62,900,427

Delaware – 0.2%
Delaware Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 B (A-/NR)
3,785,000	5.000	11/15/2048	4,341,811
Delaware Health Facilities Authority RB Refunding for Bayhealth Medical Center Obligated Group Series 2017 A (AA-/NR)
6,130,000	4.000	07/01/2043	6,947,252
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (BBB-/NR)
855,000	5.000	08/01/2049	975,940
795,000	5.000	08/01/2054	904,050

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Delaware – (continued)
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (BBB+/NR)
$1,900,000	5.000%	09/01/2050	$ 2,273,065
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (NR/Baa3)
5,375,000	4.000	07/01/2035	5,796,722

			21,238,840

District of Columbia – 1.0%
District of Columbia RB for International School Series 2019 (BBB/NR)
1,275,000	5.000	07/01/2049	1,478,745
1,140,000	5.000	07/01/2054	1,318,102
District of Columbia RB for KIPP DC Obligated Group Series 2019 (BBB+/NR)
655,000	4.000	07/01/2044	724,502
1,300,000	4.000	07/01/2049	1,427,881
Metropolitan Washington Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 C (ASSURED GTY) (AA/A3)
25,000,000	6.500	10/01/2041	31,345,000
Metropolitan Washington Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (A-/Baa1)
37,100,000	6.500	10/01/2044	48,952,708
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (A-/Baa2)
815,000	4.000	10/01/2044	923,444
1,075,000	5.000	10/01/2047	1,312,725
1,610,000	4.000	10/01/2049	1,809,157
2,955,000	4.000	10/01/2053	3,305,345
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (AA/A2)
2,470,000	3.000	10/01/2050	2,552,646
4,095,000	4.000	10/01/2053	4,628,579

			99,778,834

Florida – 14.4%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
3,725,000	4.750	05/01/2036	4,098,692
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
630,000	5.000	05/01/2039	691,009
1,030,000	5.100	05/01/2049	1,128,561
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,580,000	3.625	05/01/2040	1,634,020
5,755,000	4.000	05/01/2051	6,003,789
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
500,000	3.750	05/01/2029	533,690
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
2,895,000	6.300	05/01/2035	2,949,136
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
1,725,000	3.500	05/01/2031	1,848,148
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (AA/NR)
3,970,000	3.500	05/01/2032	4,522,306
6,700,000	3.700	05/01/2036	7,605,773
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
740,000	4.625	05/01/2028	782,868
1,810,000	5.000	05/01/2036	1,975,706

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B (NR/NR)
$2,530,000	6.900%	05/01/2025	$ 2,583,484
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
3,560,000	6.900	05/01/2036	3,619,523
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
930,000	6.900	05/01/2036	939,458
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
530,000	4.000	11/01/2040	549,743
3,320,000	4.000	11/01/2050	3,418,006
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(a)
1,845,000	5.100	05/01/2039	2,022,932
3,080,000	5.200	05/01/2049	3,373,524
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
660,000	4.375	11/01/2049	706,101
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
740,000	5.750	05/01/2048	869,130
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
1,840,000	6.000	05/01/2048	2,206,344
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)
580,000	3.750	05/01/2040	598,426
880,000	4.000	05/01/2051	911,161
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(a)
900,000	4.500	06/01/2039	978,930
1,630,000	4.625	06/01/2049	1,756,325
Babcock Ranch Community Independent Special District Special Assessment Area 2C Series 2020 (NR/NR)
550,000	4.000	05/01/2051	578,996
Babcock Ranch Community Independent Special District Special Assessment Area 3A Series 2020 (NR/NR)
1,000,000	4.000	05/01/2050	1,052,720
Babcock Ranch Community Independent Special District Special Assessment Area 3B Series 2020 (NR/NR)
390,000	4.000	05/01/2051	410,561
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
110,000	4.250	11/01/2021	111,535
915,000	4.750	11/01/2026	985,080
700,000	5.000	11/01/2031	752,619
6,020,000	5.250	11/01/2046	6,483,420
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(a)
935,000	5.000	11/01/2049	1,044,330
750,000	5.125	11/01/2049	844,800
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
265,000	4.500	11/01/2025	279,954
965,000	5.000	11/01/2036	1,086,455
1,065,000	5.000	11/01/2048	1,187,326
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (A-/NR)
1,855,000	4.250	05/01/2029	2,074,688
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
915,000	5.000	05/01/2035	982,152

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
$930,000	3.750%	05/01/2031	$ 1,050,602
1,075,000	4.000	05/01/2037	1,180,651
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (A+/NR)
1,610,000	4.250	05/01/2031	1,852,385
2,810,000	4.250	05/01/2037	3,187,355
Beaumont Community Development District Special Assessment Bonds for Assessment Area Two-Commercial Project Series 2019 (NR/NR)(a)
2,620,000	6.375	11/01/2049	2,863,477
Bellagio Community Development District Special Assessment Bonds Series 2013 (BBB/NR)
535,000	6.000	11/01/2027	625,372
490,000	3.750	11/01/2031	509,527
2,980,000	6.500	11/01/2043	3,792,140
1,495,000	4.125	11/01/2046	1,532,838
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,045,000	4.000	05/01/2040	1,095,923
1,630,000	4.000	05/01/2051	1,673,260
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
770,000	6.125	11/01/2033	936,127
1,000,000	6.500	11/01/2043	1,265,350
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
1,285,000	3.625	12/15/2040	1,320,145
1,000,000	4.000	12/15/2050	1,041,670
Bexley Community Development District Special Assessment Bonds Series 2016 (NR/NR)
105,000	3.500	05/01/2021	105,351
500,000	4.100	05/01/2026	529,000
1,755,000	4.700	05/01/2036	1,854,631
3,200,000	4.875	05/01/2047	3,373,664
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
325,000	3.750	06/15/2040	337,321
950,000	4.000	06/15/2050	983,421
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
900,000	4.250	06/15/2039	962,550
2,650,000	4.500	06/15/2049	2,844,245
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
565,000	3.625	05/01/2040	581,447
1,590,000	4.000	05/01/2050	1,638,654
Bridgewater Community Development District Special Assessment Refunding Bonds for Assessment Area Two Series 2015 (NR/NR)
6,995,000	5.750	05/01/2035	7,892,668
Brookstone Community Development District Special Assessment RB Series 2018 (NR/NR)(a)
310,000	3.875	11/01/2023	316,352
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	4.000	12/15/2039	1,044,350
1,350,000	4.000	12/15/2049	1,399,639
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (NR/NR)
31,915,000	5.875	07/01/2054	25,571,894
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (NR/Ba2)(a)
58,380,000	5.250	12/01/2058	61,913,158

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (NR/Ba1)(a)
$1,155,000	5.000%	12/15/2049	$ 1,289,141
1,075,000	5.000	12/15/2054	1,194,680
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School, Inc. Series 2020 A (NR/Baa3)
275,000	5.000	08/01/2040	328,113
750,000	5.000	08/01/2055	873,278
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (NR/Ba2)(a)
525,000	5.250	12/01/2043	563,561
Carlton Lakes Community Development District Special Assessment RB Series 2018 (NR/NR)
290,000	4.000	05/01/2024	296,215
500,000	5.125	05/01/2038	537,775
1,000,000	5.250	05/01/2049	1,074,560
Centre Lake Community Development District Special Assessment Series 2016 (NR/NR)
375,000	4.125	12/15/2027	399,656
500,000	4.500	12/15/2032	543,670
975,000	4.700	12/15/2037	1,061,843
Century Parc Community Development District Special Assessment Refunding Series 2012 (A/NR)
210,000	3.750	11/01/2021	216,069
215,000	3.875	11/01/2022	224,520
25,000	4.000	11/01/2023	26,180
1,705,000	4.500	11/01/2031	1,782,748
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
675,000	3.750	05/01/2040	700,333
750,000	4.000	05/01/2050	775,410
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(a)
1,720,000	3.700	05/01/2040	1,749,842
3,010,000	4.000	05/01/2051	3,078,146
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
1,510,000	4.375	05/01/2050	1,597,006
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(a)
900,000	5.500	10/01/2036	998,001
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(a)
5,400,000	5.000	10/01/2049	6,026,184
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A+/A1)
1,750,000	4.000	10/01/2034	1,956,973
City of Jacksonville RB Refunding for Genesis Health, Inc. Obligated Group Series 2020 (A/NR)
2,000,000	4.000	11/01/2045	2,270,300
5,000,000	5.000	11/01/2050	6,062,700
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A-/A2)
1,495,000	4.000	07/01/2045	1,724,737
1,740,000	5.000	07/01/2050	2,166,143
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (BBB-/NR)
480,000	5.000	01/01/2037	528,307
1,725,000	5.000	01/01/2047	1,873,540
1,615,000	5.000	01/01/2052	1,746,332
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (AA/A2)(b)
25,620,000	0.000	05/01/2046	28,541,961
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
2,250,000	5.000	05/01/2026	2,581,492

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Coco Palms Community Development District Expansion Area Project Special Assessment Bonds Series 2019 (NR/NR)(a)
$500,000	4.750%	06/15/2039	$ 556,785
1,000,000	5.000	06/15/2049	1,110,790
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
2,990,000	3.500	05/01/2032	3,229,858
1,500,000	3.625	05/01/2035	1,616,085
1,750,000	3.750	05/01/2046	1,854,790
Concorde Estates Community Development District RB for Capital Improvement Series 2017 B (NR/NR)(c)
1,130,000	0.000	11/01/2027	728,466
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)*
3,305,000	5.850	05/01/2035	33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)*
3,980,000	5.000	05/01/2011	40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,195,000	5.850	05/01/2035	3,204,553
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
1,370,000	5.850	05/01/2035	1,370,795
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)*(c)
2,939,931	0.000	11/01/2017	1,558,163
Copper Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
180,000	3.875	11/01/2024	185,629
270,000	4.000	11/01/2029	291,219
500,000	4.750	11/01/2038	562,115
1,000,000	5.000	11/01/2049	1,118,810
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
425,000	4.000	12/15/2039	447,100
1,000,000	4.250	12/15/2049	1,057,950
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
535,000	4.000	05/01/2040	567,576
760,000	4.000	05/01/2050	791,616
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(a)
3,120,000	5.125	11/01/2050	3,465,883
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
782,000	4.000	05/01/2031	881,572
1,407,000	4.250	05/01/2038	1,574,081
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (AA/NR)
960,000	3.750	05/01/2029	1,054,483
County of Broward RB for Airport System Series 2019 A (AMT) (A/A1)
4,505,000	4.000	10/01/2049	5,081,189
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A/A1)
2,060,000	4.000	09/01/2044	2,284,540
County of Lake RB Refunding for Waterman Communities, Inc. Series 2020 A (NR/NR)
4,000,000	5.750	08/15/2050	4,302,360
2,000,000	5.750	08/15/2055	2,135,280
County of Osceola Transportation RB Refunding Series 2019 A-1 (BBB+/NR)
1,340,000	5.000	10/01/2049	1,606,258
1,610,000	4.000	10/01/2054	1,768,005

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Covington Park Community Development District Special Assessment RB for Capital Improvement Series 2018 (BBB/NR)
$500,000	4.000%	05/01/2038	$ 556,060
1,175,000	4.125	05/01/2048	1,300,008
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(a)
1,570,000	4.700	11/01/2039	1,712,022
2,500,000	4.750	11/01/2049	2,715,475
Creek Preserve Community Development District Special Assessment RB Series 2020 (NR/NR)(a)
175,000	3.625	11/01/2040	175,280
375,000	4.000	11/01/2050	381,701
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)(a)
1,175,000	3.800	05/01/2050	1,212,236
Cypress Mill Community Development District Special Assessment for Area Two Project Series 2020 (NR/NR)
525,000	4.000	06/15/2040	552,426
1,500,000	4.000	06/15/2050	1,553,730
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(a)
1,175,000	3.875	05/01/2040	1,213,634
1,210,000	4.000	05/01/2051	1,239,028
Cypress Park Estates Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(a)
580,000	4.000	05/01/2040	600,300
605,000	4.125	05/01/2051	621,244
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
3,170,000	5.125	11/01/2048	3,573,287
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,670,000	5.400	05/01/2039	1,843,129
2,645,000	5.500	05/01/2044	2,941,557
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
2,655,000	5.400	05/01/2049	2,928,863
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
935,000	4.000	05/01/2051	934,953
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,000,000	4.750	12/15/2038	1,149,080
2,995,000	5.000	12/15/2048	3,428,466
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
3,090,000	3.750	05/01/2034	3,459,781
4,275,000	4.000	05/01/2037	4,764,359
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)(a)
950,000	4.125	05/01/2040	1,013,593
3,785,000	4.125	05/01/2051	4,010,359
East Bonita Beach Road Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,000,000	5.000	11/01/2048	1,077,340
East Homestead Community Development District Special Assessment Expansion Area Bonds Project Series 2019 (NR/NR)
500,000	4.750	11/01/2039	549,855
920,000	5.000	11/01/2049	1,012,184
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
190,000	4.000	05/01/2040	197,188
500,000	4.125	05/01/2051	512,830
Enbrook Community Development District Special Assessment Series 2020 (NR/NR)(a)
1,145,000	4.000	05/01/2051	1,192,941

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM) (AA/A2)
$4,745,000	3.000%	08/15/2050	$ 4,989,652
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM-CR) (AA/A2)
3,240,000	4.000	08/15/2045	3,695,706
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (BBB+/Baa2)
7,640,000	4.000	08/15/2045	8,508,286
6,690,000	4.000	08/15/2050	7,378,267
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
985,000	4.000	11/01/2040	1,042,012
3,560,000	4.125	11/01/2050	3,744,052
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
350,000	4.000	11/01/2040	370,258
2,685,000	4.125	11/01/2050	2,823,814
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
800,000	6.375	11/01/2026	900,200
3,245,000	7.000	11/01/2045	3,920,771
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2015 (NR/NR)
900,000	5.250	11/01/2035	960,282
1,360,000	5.375	11/01/2046	1,451,555
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(a)
1,245,000	5.000	11/01/2039	1,373,584
1,800,000	5.125	11/01/2049	1,978,686
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,550,000	5.000	05/01/2035	3,013,208
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
185,000	4.000	05/01/2040	194,250
500,000	4.200	05/01/2050	524,940
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (A-/NR)
1,475,000	4.375	05/01/2034	1,556,390
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (AA/NR)
1,250,000	3.000	11/01/2041	1,284,150
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(a)
1,650,000	5.000	06/01/2040	1,760,666
2,595,000	5.000	06/01/2055	2,731,263
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(a)
4,650,000	5.000	12/15/2049	5,372,982
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (BB+/NR)(a)
2,005,000	5.250	06/01/2050	2,230,723
3,560,000	5.250	06/01/2055	3,939,140
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
830,000	5.000	06/01/2040	879,983
1,850,000	5.000	06/01/2050	1,937,283
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(a)
23,530,000	7.375	01/01/2049	23,005,752
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)(a)
2,085,000	5.000	09/15/2050	2,261,037

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 A (AMT) (NR/NR)(a)(f)(g)
$1,160,000	6.250%	01/01/2024	$ 1,137,195
14,940,000	6.375	01/01/2026	14,461,621
34,195,000	6.500	01/01/2029	32,873,363
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(a)
1,750,000	4.750	06/01/2038	1,828,785
3,000,000	5.000	06/01/2048	3,147,390
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (BBB-/NR)
2,580,000	5.000	03/01/2044	2,822,700
5,805,000	5.000	03/01/2049	6,310,790
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (BBB+/NR)
6,060,000	5.000	03/01/2047	6,724,358
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (A-/NR)(e)
600,000	5.000	04/01/2022	635,232
5,830,000	5.250	04/01/2022	6,190,352
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
725,000	5.000	11/01/2047	803,003
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
1,000,000	4.125	11/01/2039	1,068,120
4,580,000	4.375	11/01/2049	4,912,279
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
700,000	4.000	05/01/2031	777,966
1,000,000	4.125	05/01/2038	1,091,660
Forest Brooke Community Development District Special Assessment Bonds Series 2019 A-1 (BBB/NR)
1,855,000	3.250	11/01/2049	1,910,687
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
250,000	4.000	11/01/2049	259,792
Forest Lake Community Development District Special Assessment for Assessment Area1 Series 2020 (NR/NR)(a)
1,280,000	4.000	05/01/2040	1,341,914
1,190,000	4.000	05/01/2051	1,228,318
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
1,100,000	4.250	05/01/2040	1,133,352
1,375,000	4.500	05/01/2052	1,422,039
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
3,165,000	5.000	11/15/2026	3,308,469
5,000,000	5.000	11/15/2036	5,177,100
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A/A1)
3,540,000	5.000	10/01/2047	4,198,051
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
3,000,000	4.375	11/01/2049	3,220,020
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
1,520,000	4.500	05/01/2036	1,623,603
2,295,000	4.625	05/01/2046	2,423,268
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
540,000	4.000	05/01/2040	564,802
860,000	4.000	05/01/2051	884,940
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
925,000	3.750	05/01/2034	986,540

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
$2,060,000	3.875%	05/01/2039	$ 2,199,647
1,400,000	4.100	05/01/2048	1,497,496
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(a)
1,725,000	4.000	05/01/2031	1,950,837
1,335,000	4.250	05/01/2035	1,502,369
1,810,000	4.250	05/01/2039	2,021,553
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
640,000	3.875	11/01/2039	671,450
1,150,000	4.000	11/01/2051	1,195,931
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
200,000	4.000	11/01/2039	209,414
500,000	4.250	11/01/2051	526,275
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
755,000	5.000	05/01/2034	869,277
2,170,000	5.125	05/01/2045	2,498,560
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (A/NR)
500,000	5.050	05/01/2031	542,435
500,000	5.150	05/01/2034	540,145
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
1,890,000	5.700	05/01/2036	1,906,651
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
2,205,000	4.200	05/01/2031	2,425,434
2,000,000	4.350	05/01/2036	2,180,940
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
475,000	3.625	05/01/2040	491,535
665,000	4.000	05/01/2050	686,914
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(a)
1,000,000	4.875	12/15/2038	1,095,140
1,000,000	5.000	12/15/2048	1,095,020
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,000,000	4.250	05/01/2031	1,135,990
2,150,000	4.250	05/01/2036	2,388,865
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
905,000	4.375	11/01/2050	969,427
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
2,295,000	5.000	11/01/2048	2,604,940
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(a)
1,065,000	4.000	05/01/2040	1,122,553
2,375,000	4.000	05/01/2050	2,483,870
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
180,000	5.000	11/01/2041	200,601
520,000	5.000	11/01/2050	578,874
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(a)
455,000	5.125	11/01/2049	499,449
Islands at Doral III Community Development District Special Assessment Refunding Series 2013 (A-/NR)
2,500,000	4.125	05/01/2035	2,626,850

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Isles Bartram Park Community Development District Special Assessment Bonds Series 2017 (NR/NR)
$990,000	5.000%	11/01/2047	$ 1,071,418
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
290,000	3.500	05/01/2040	297,899
470,000	3.750	05/01/2050	484,932
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
2,000,000	5.000	05/01/2048	2,183,640
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,340,000	4.000	06/15/2040	1,447,187
1,060,000	4.000	06/15/2050	1,122,391
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
600,000	4.000	05/01/2040	637,860
1,900,000	4.000	05/01/2050	1,981,092
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
525,000	3.200	05/01/2030	541,858
525,000	3.750	05/01/2040	544,992
670,000	3.900	05/01/2050	693,021
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(a)
1,085,000	3.625	05/01/2040	1,115,695
2,500,000	3.875	05/01/2051	2,580,975
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
250,000	3.850	05/01/2039	263,090
575,000	4.000	05/01/2049	598,960
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Project - Phase 2C Series 2020 (NR/NR)
1,275,000	4.000	05/01/2050	1,317,075
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2013 A (NR/NR)
2,000,000	6.700	05/01/2033	2,142,820
4,745,000	7.000	05/01/2043	5,109,890
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
6,320,000	5.600	05/01/2044	7,246,133
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
530,000	4.400	05/01/2039	574,144
1,615,000	4.500	05/01/2049	1,737,885
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(a)
1,000,000	5.000	05/01/2037	1,091,480
2,370,000	5.125	05/01/2047	2,575,408
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(a)
575,000	3.750	05/01/2039	596,252
555,000	4.000	05/01/2049	576,651
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
950,000	4.400	05/01/2039	1,031,073
1,075,000	4.500	05/01/2049	1,156,797
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre & NW Sector Project Series 2011 (NR/NR)(e)
19,180,000	8.000	05/01/2021	19,657,007
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
305,000	4.000	05/01/2022	309,425
1,125,000	4.625	05/01/2027	1,214,089
2,500,000	5.250	05/01/2037	2,779,025
5,820,000	5.375	05/01/2047	6,451,237

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
$1,175,000	5.000%	05/01/2038	$ 1,284,275
2,545,000	5.100	05/01/2048	2,775,119
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
3,760,000	5.450	05/01/2048	4,248,988
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
410,000	4.000	05/01/2021	412,407
1,325,000	4.250	05/01/2026	1,396,881
5,630,000	5.000	05/01/2036	6,142,949
13,730,000	5.125	05/01/2046	14,962,680
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (AA/NR)
1,735,000	2.500	05/01/2033	1,800,739
1,685,000	2.625	05/01/2037	1,742,256
Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project - Phase 2B Series 2020 (NR/NR)(a)
2,100,000	3.750	05/01/2040	2,176,944
1,250,000	4.000	05/01/2050	1,297,287
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
1,160,000	4.700	05/01/2039	1,286,011
2,250,000	4.875	05/01/2049	2,492,077
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (BBB/NR)
1,930,000	3.000	05/01/2035	1,991,876
1,990,000	3.000	05/01/2038	2,037,222
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
645,000	3.375	05/01/2030	674,638
895,000	4.000	05/01/2038	956,755
Lee County IDA Health Care Facilities RB Refunding for Shell Point Project Series 2011 B (BBB+/NR)
2,600,000	6.500	11/15/2031	2,690,896
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
1,430,000	4.000	05/01/2031	1,639,652
1,860,000	4.000	05/01/2036	2,108,645
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
1,610,000	4.400	05/01/2040	1,662,164
2,840,000	4.600	05/01/2051	2,928,949
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
985,000	5.125	05/01/2048	1,068,715
1,775,000	5.125	05/01/2049	1,923,923
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
3,495,000	5.400	05/01/2030	3,128,969
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
1,685,000	5.375	05/01/2030	1,635,023
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
3,800,000	4.000	05/01/2050	3,952,038
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
860,000	4.625	05/01/2039	935,749
1,340,000	4.750	05/01/2050	1,454,731

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$1,755,000	4.000%	06/15/2039	$ 1,844,874
2,920,000	4.375	06/15/2049	3,100,952
Marshall Creek Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
1,940,000	5.000	05/01/2032	2,052,733
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
2,800,000	5.125	11/01/2038	3,313,296
4,750,000	5.250	11/01/2049	5,582,485
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)*
880,000	5.250	05/01/2015	21,120
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)*
1,380,000	6.150	11/01/2014	33,120
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-1 (NR/NR)
365,000	6.000	05/01/2036	376,038
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-2 (NR/NR)
730,000	6.250	05/01/2038	756,127
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 A (NR/NR)
520,000	7.250	05/01/2035	567,481
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)*
1,075,000	5.250	05/01/2015	25,800
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
1,000,000	4.750	05/01/2037	1,113,890
1,700,000	5.000	05/01/2048	1,878,126
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center of Florida Series 2014 (A-/Baa1)
1,500,000	5.000	11/15/2039	1,664,460
Miami RB Refunding for Miami Tunnel Project Series 2012 (AA-/Aa3)(a)
1,165,000	5.000	03/01/2030	1,276,957
Miami RB Refunding for Miami Tunnel Project Series 2012 (NR/NR)(a)(e)
10,595,000	5.000	03/01/2023	11,671,346
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
460,000	4.000	11/01/2023	471,500
600,000	4.750	11/01/2027	653,664
4,000,000	5.125	11/01/2039	4,432,200
4,135,000	5.250	11/01/2049	4,570,581
Miami-Dade County Educational Facilities Authority RB for University of Miami Series 2018 A (A-/A3)
10,085,000	4.000	04/01/2053	10,929,720
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
3,440,000	5.000	05/01/2029	3,615,784
3,515,000	5.000	05/01/2037	3,652,155
Miromar Lakes Community Development District RB Refunding for Capital Improvement Series 2015 (NR/NR)
2,005,000	5.000	05/01/2028	2,164,377
1,220,000	5.000	05/01/2035	1,299,044
Mitchell Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,000,000	4.000	12/15/2049	2,108,920
Monterra Community Development District Special Assessment Refunding Bonds Series 2015 (AGM) (AA/NR)
1,820,000	3.500	05/01/2036	1,960,158

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
$740,000	5.250%	11/01/2035	$ 803,018
1,235,000	5.625	11/01/2045	1,346,990
Naples Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,185,000	5.125	11/01/2048	1,283,319
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (BBB/NR)(a)
815,000	3.500	05/01/2038	878,700
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)(a)
55,000	3.500	05/01/2031	57,314
150,000	4.000	05/01/2038	157,666
New River Community Development District Special Assessment Series 2006 B (NR/NR)*
3,260,000	5.000	05/01/2013	33
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
470,000	3.625	05/01/2040	472,204
1,500,000	4.000	05/01/2051	1,530,390
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (A/NR)
3,000,000	5.000	10/01/2049	3,739,860
6,580,000	5.000	10/01/2054	8,165,977
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
345,000	4.000	06/15/2040	368,498
955,000	4.000	06/15/2050	1,004,087
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,200,000	4.850	05/01/2039	2,505,118
3,625,000	5.000	05/01/2049	4,126,664
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A/NR)
1,680,000	5.000	04/01/2024	1,754,777
1,765,000	5.000	04/01/2025	1,842,413
1,005,000	5.000	04/01/2026	1,048,426
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
840,000	4.000	05/01/2040	882,899
905,000	4.000	05/01/2050	932,774
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,680,000	5.375	11/01/2038	1,909,723
3,300,000	5.500	11/01/2049	3,746,127
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (BBB/NR)
2,700,000	4.000	05/15/2053	2,744,280
2,175,000	5.000	05/15/2053	2,371,664
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
1,175,000	4.300	05/01/2050	1,237,357
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
400,000	4.000	11/01/2038	459,416
3,290,000	4.200	11/01/2048	3,711,679
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (A/NR)
3,155,000	3.750	05/01/2031	3,495,298
2,040,000	4.000	05/01/2036	2,260,606
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (BBB-/NR)
700,000	4.000	05/01/2027	743,771
2,380,000	5.000	05/01/2039	2,660,864

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Panther Trace II Community Development District Special Assessment RB Refunding Series 2014 (AGM) (AA/NR)
$530,000	4.125%	05/01/2035	$ 583,774
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
1,855,000	5.250	05/01/2039	2,075,207
5,095,000	5.375	05/01/2050	5,630,739
Parkland Preserve Community Development District Special Assessment RB Series 2019 B (NR/NR)
890,000	5.500	11/01/2032	1,013,826
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
800,000	4.000	05/01/2051	830,264
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
2,285,000	4.700	05/01/2049	2,669,383
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
800,000	4.375	05/01/2031	932,576
1,065,000	4.500	05/01/2034	1,229,958
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
3,200,000	4.375	05/01/2036	3,732,832
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
655,000	3.300	05/01/2030	674,519
695,000	3.750	05/01/2037	719,895
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
2,260,000	5.000	07/01/2039	2,667,003
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
555,000	3.625	05/01/2040	567,998
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
1,920,000	3.500	05/01/2037	1,956,787
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (BBB/NR)
2,800,000	4.750	05/01/2033	2,965,844
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
1,045,000	5.375	11/01/2049	1,154,056
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
250,000	4.000	11/01/2039	262,135
1,205,000	4.000	11/01/2050	1,242,945
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 1 (NR/NR)
910,000	6.600	05/01/2033	925,652
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 2 (NR/NR)
625,000	6.600	05/01/2036	632,088
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 3 (NR/NR)
2,260,000	6.600	05/01/2033	2,298,872
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
3,070,000	5.000	05/01/2025	3,345,717
6,825,000	5.000	05/01/2033	7,671,573
Reunion East Community Development District Special Assessment Series 2002 A-2 (NR/NR)*
2,170,000	7.200	05/01/2022	22

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
$470,000	4.500%	05/01/2039	$ 501,909
1,520,000	4.625	05/01/2050	1,623,223
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
830,000	4.500	05/01/2040	900,484
835,000	4.750	05/01/2050	907,870
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
1,030,000	3.625	05/01/2040	1,061,786
1,000,000	3.875	05/01/2051	1,036,710
River Hall Community Development District Special Assessment for Capital Improvement Series 2011 A (NR/NR)
4,310,000	5.450	05/01/2036	4,333,662
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
1,100,000	4.350	05/01/2051	1,127,071
River Landing Community Development District Special Assessment Series 2020 B (NR/NR)
1,200,000	4.250	11/01/2035	1,240,044
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
320,000	4.000	06/15/2040	340,182
780,000	4.000	06/15/2050	816,239
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
1,410,000	4.125	06/15/2039	1,531,923
2,280,000	4.250	06/15/2049	2,457,635
Sandmine Road Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(a)
375,000	2.625	05/01/2025	378,881
375,000	3.125	05/01/2030	385,980
980,000	3.625	05/01/2040	1,017,652
950,000	3.750	05/01/2050	982,053
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
620,000	3.750	05/01/2040	619,975
1,250,000	4.000	05/01/2051	1,249,938
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
2,200,000	5.250	11/01/2039	2,468,554
2,825,000	5.375	11/01/2049	3,151,768
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
3,800,000	5.250	11/01/2049	4,228,602
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
4,000,000	5.000	05/01/2049	4,597,840
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
310,000	4.125	11/01/2040	329,688
950,000	4.250	11/01/2050	1,004,701
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(a)
2,100,000	5.125	11/01/2039	2,312,583
3,480,000	5.250	11/01/2049	3,814,045
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,310,000	5.000	05/01/2038	1,443,646
2,505,000	5.375	05/01/2049	2,793,426
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,345,000	4.250	11/01/2037	1,496,622
330,000	4.125	11/01/2040	358,581

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (A/NR)
$790,000	3.500%	05/01/2032	$ 840,173
495,000	3.625	05/01/2035	526,368
1,715,000	3.750	05/01/2038	1,823,319
South Village Community Development District Capital Improvement and Special Assessment Refunding Subordinate Lien Series 2016 A-2 (NR/NR)
380,000	4.350	05/01/2026	400,174
485,000	4.875	05/01/2035	527,593
95,000	5.000	05/01/2038	103,764
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,010,000	5.250	05/01/2034	2,149,072
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
375,000	3.600	05/01/2034	392,576
600,000	4.000	05/01/2043	629,880
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
460,000	4.300	05/01/2040	491,680
335,000	4.500	05/01/2046	357,177
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,550,000	5.800	05/01/2035	2,993,715
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
2,640,000	5.800	05/01/2035	2,060,309
Spencer Creek Community Development District Special Assessment RB Series 2019 (NR/NR)
285,000	3.750	05/01/2024	292,399
425,000	4.375	05/01/2029	463,114
1,000,000	5.000	05/01/2039	1,109,430
1,750,000	5.250	05/01/2049	1,964,620
Spring Lake Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(a)
1,250,000	5.125	11/01/2037	1,377,050
1,790,000	5.250	11/01/2047	1,973,994
Spring Ridge Community Development District Special Assessment RB Series A-1 (NR/NR)
1,145,000	4.800	05/01/2035	1,028,714
St. Johns County Industrial Development Authority RB Refunding Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (A-/NR)
7,475,000	4.000	08/01/2055	8,061,414
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)*
418,112	5.500	11/01/2010	250,867
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,150,000	5.000	05/01/2034	2,256,533
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,100,000	4.500	06/15/2039	1,209,505
2,600,000	4.625	06/15/2049	2,826,070
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,750,000	5.125	11/01/2034	2,081,012
3,495,000	5.500	11/01/2044	4,167,718
Stoneybrook South Community Development District Special Assessment RB Refunding for Assessment Area One Project Series 2013 (NR/NR)
2,435,000	6.500	05/01/2039	2,684,685
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)(a)
1,500,000	3.750	12/15/2050	1,516,140

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
$420,000	4.000%	12/15/2039	$ 443,272
860,000	4.125	12/15/2049	903,662
Storey Park Community Development District Special Assessment Bonds for Assessment Area Three Project Series 2019 (NR/NR)(a)
400,000	3.750	06/15/2029	424,800
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
950,000	3.750	05/01/2040	983,259
1,290,000	4.000	05/01/2050	1,336,969
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
705,000	3.750	05/01/2040	724,550
875,000	4.000	05/01/2051	902,475
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,655,000	4.000	05/01/2038	1,780,383
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
175,000	3.250	05/01/2021	175,423
965,000	3.750	05/01/2026	992,030
1,550,000	4.000	05/01/2033	1,611,721
Talis Park Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,370,000	5.250	11/01/2034	1,434,582
2,350,000	6.000	11/01/2044	2,533,770
Tampa-Hillsborough County Expressway Authority RB Series 2017 C (A+/A2)
2,050,000	5.000	07/01/2048	2,482,550
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
390,000	4.250	05/01/2026	411,025
1,110,000	4.800	05/01/2036	1,186,534
1,715,000	5.000	05/01/2046	1,837,297
Timber Creek Southwest Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,000,000	4.000	06/15/2040	1,068,110
1,000,000	4.000	06/15/2050	1,051,400
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (A+/NR)
695,000	3.375	05/01/2032	753,345
1,345,000	3.600	05/01/2037	1,459,540
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
1,640,000	3.500	05/01/2032	1,869,370
1,775,000	3.750	05/01/2040	2,016,933
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(a)
375,000	5.625	05/01/2040	415,894
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	5.125	05/01/2039	339,774
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,165,000	4.250	05/01/2037	1,280,428
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(a)
8,340,000	4.400	05/01/2040	9,226,292
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
305,000	5.750	11/01/2027	344,458
1,955,000	6.250	11/01/2044	2,311,025

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
$2,840,000	5.375%	11/01/2039	$ 3,289,089
5,750,000	5.500	11/01/2049	6,596,343
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,560,000	4.625	06/15/2038	1,723,519
2,440,000	4.750	06/15/2048	2,689,027
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
550,000	4.000	12/15/2040	592,911
1,145,000	4.125	12/15/2049	1,225,974
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (A-/Baa1)
13,300,000	5.000	04/01/2048	15,620,850
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
1,085,000	4.625	05/01/2050	1,172,386
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(a)
525,000	3.625	05/01/2040	526,218
1,000,000	4.000	05/01/2051	1,017,900
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)(a)
1,000,000	5.375	11/01/2049	1,111,680
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(a)
875,000	3.750	05/01/2040	898,555
750,000	4.000	05/01/2051	773,558
Triple Creek Community Development District Special Assessment Series 2017 A (NR/NR)
1,265,000	5.250	11/01/2027	1,364,050
2,745,000	6.125	11/01/2046	3,178,490
Triple Creek Community Development District Special Assessment Series 2018 A (NR/NR)(a)
785,000	4.700	11/01/2029	850,909
1,525,000	5.125	11/01/2038	1,730,387
2,175,000	5.375	11/01/2048	2,466,189
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
1,000,000	4.625	05/01/2039	1,087,420
1,995,000	4.750	05/01/2050	2,140,914
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)(a)
4,630,000	4.750	11/01/2048	4,917,523
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
1,200,000	5.000	11/01/2039	1,330,368
1,850,000	5.125	11/01/2049	2,048,450
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
195,000	3.500	11/01/2021	197,354
1,340,000	4.000	11/01/2027	1,428,011
3,160,000	4.625	11/01/2037	3,417,730
2,790,000	4.750	11/01/2047	2,986,862
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
1,695,000	4.000	11/01/2040	1,801,277
900,000	4.000	11/01/2050	936,819
TSR Community Development District Special Assessment RB for Village 4 Project Series 2015 A (NR/NR)
90,000	4.250	11/01/2021	91,441
2,430,000	5.625	11/01/2045	2,748,014
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (A/NR)
2,255,000	4.375	05/01/2035	2,485,393

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (A/NR)
$1,700,000	3.500%	05/01/2032	$ 1,869,847
2,545,000	3.625	05/01/2037	2,787,895
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
615,000	4.750	05/01/2037	653,136
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
2,300,000	3.750	12/15/2039	2,421,716
3,505,000	4.000	12/15/2049	3,693,639
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(a)
790,000	3.250	12/15/2022	805,926
2,000,000	4.000	12/15/2028	2,162,780
1,000,000	5.000	12/15/2032	1,194,970
1,705,000	5.000	12/15/2037	2,029,990
5,330,000	5.000	12/15/2047	6,241,377
Union Park East Community Development District Capital Improvement RB for Assessment Area One Series 2017 A-1 (NR/NR)(a)
2,425,000	5.500	11/01/2047	2,747,064
University Park Recreation District Special Assessment Series 2019 (BAM) (AA/NR)
2,800,000	3.375	05/01/2045	3,125,304
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(a)
1,400,000	4.000	05/01/2051	1,454,362
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
495,000	5.500	05/01/2034	510,370
750,000	6.125	05/01/2042	779,857
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
420,000	6.000	11/01/2027	481,807
2,050,000	6.500	11/01/2043	2,707,866
Venetian Parc Community Development District Special Assessment Area Two Project Series 2013 (NR/NR)
600,000	6.375	11/01/2027	660,276
2,300,000	7.125	11/01/2044	2,636,490
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(a)
270,000	4.000	05/01/2024	276,229
4,655,000	5.125	05/01/2049	5,111,842
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
1,000,000	5.000	11/01/2039	1,120,120
1,700,000	5.125	11/01/2049	1,906,771
Veranda Community Development District II Special Assessment Area 2 Preserve West Project Series 2018 A (NR/NR)
980,000	5.000	11/01/2039	1,097,718
1,600,000	5.125	11/01/2049	1,794,608
Veranda Community Development District II Special Assessment Area 3 4 & 5 Series 2018 B (NR/NR)
2,155,000	5.875	11/01/2032	2,178,662
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
375,000	3.375	05/01/2021	376,282
2,450,000	3.750	05/01/2026	2,531,316
4,360,000	4.000	05/01/2031	4,559,732
1,700,000	4.125	05/01/2034	1,780,580
1,000,000	4.250	05/01/2037	1,045,490
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(a)
1,980,000	4.000	05/01/2031	2,230,846
2,940,000	4.000	05/01/2037	3,243,496

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
$745,000	5.125%	11/01/2035	$ 841,768
1,000,000	5.250	11/01/2046	1,117,390
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
265,000	4.000	05/01/2040	277,709
1,700,000	4.000	05/01/2050	1,766,640
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
370,000	4.000	05/01/2040	387,741
2,015,000	4.000	05/01/2050	2,093,948
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
265,000	4.000	05/01/2040	277,707
1,740,000	4.000	05/01/2050	1,808,173
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (AA/NR)
1,625,000	2.600	05/01/2034	1,639,430
1,100,000	2.750	05/01/2038	1,106,699
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
1,000,000	3.750	05/01/2037	1,054,980
Village Community Development District No. 09 Special Assessment RB Series 2011 (NR/NR)
4,095,000	7.000	05/01/2041	4,174,443
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
2,400,000	5.000	05/01/2032	2,507,568
5,577,000	5.125	05/01/2043	5,840,513
Village Community Development District No. 10 Special Assessment RB Series 2014 (NR/NR)
4,200,000	6.000	05/01/2044	4,613,448
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(a)
970,000	4.250	05/01/2043	1,061,830
13,370,000	4.375	05/01/2050	14,634,401
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
10,000,000	3.700	05/01/2050	10,515,700
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(a)
4,235,000	3.250	05/01/2040	4,365,946
9,410,000	3.500	05/01/2051	9,679,503
Village Community Development District No. 5 Special Assessment RB Refunding Phase I Series 2013 (A/NR)
1,435,000	4.000	05/01/2033	1,500,407
Village Community Development District No. 5 Special Assessment RB Refunding Phase II Series 2013 (A/NR)
1,155,000	4.000	05/01/2034	1,207,876
Village Community Development District No. 9 Special Assessment Refunding Series 2012 (NR/NR)
1,760,000	5.500	05/01/2042	1,826,774
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
915,000	4.625	05/01/2039	997,487
1,395,000	4.875	05/01/2050	1,530,273
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
555,000	3.750	05/01/2040	569,047
1,000,000	4.000	05/01/2051	1,025,020
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
1,000,000	3.750	11/01/2031	1,086,050
1,000,000	4.000	11/01/2036	1,086,460
1,300,000	4.125	11/01/2046	1,397,136

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
$2,860,000	5.500%	05/01/2034	$ 3,066,549
3,825,000	5.750	05/01/2044	4,122,394
Watergrass Community Development District II Special Assessment Bonds Series 2018 (NR/NR)
4,040,000	5.250	05/01/2049	4,341,222
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
14,000	5.350	05/01/2039	14,009
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)
210,000	6.600	05/01/2039	212,699
Waters Edge Community Development District Pasco County Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
3,235,000	4.200	05/01/2036	3,520,327
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
355,000	4.000	11/01/2024	364,372
1,640,000	5.125	11/01/2038	1,774,923
2,800,000	5.250	11/01/2049	3,027,276
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
1,210,000	5.125	11/01/2035	1,291,772
1,945,000	5.500	11/01/2045	2,080,041
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
1,215,000	4.250	11/01/2049	1,289,285
West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)(a)(h)
570,000	3.625	05/01/2041	569,977
1,545,000	4.000	05/01/2051	1,571,064
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
2,340,000	4.750	05/01/2039	2,579,101
3,790,000	5.000	05/01/2050	4,208,757
Westside Community Development District Special Assessment RB for Solara Phase 1 Assessment Area Series 2018 (NR/NR)(a)
515,000	5.000	05/01/2038	568,926
600,000	5.200	05/01/2048	663,672
Westside Community Development District Special Assessment RB for Solara Phase 2 Assessment Area Series 2019 (NR/NR)
990,000	4.625	05/01/2039	1,077,219
1,590,000	4.850	05/01/2049	1,736,534
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(a)
800,000	4.100	05/01/2037	852,816
795,000	4.125	05/01/2038	847,128
Westside Community Development District Special Assessment RB Series 2019 (NR/NR)
1,200,000	5.000	05/01/2039	1,331,316
2,000,000	5.200	05/01/2050	2,235,940
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
2,375,000	4.250	06/15/2039	2,597,704
3,525,000	4.375	06/15/2049	3,799,915
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
970,000	5.000	11/01/2049	1,055,263
Winding Cypress Community Development District Special Assessment Phase 1 and Phase 2 Assessment Area Series 2015 (NR/NR)
400,000	4.375	11/01/2025	428,968
1,770,000	5.000	11/01/2045	1,903,635

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)
$1,885,000	4.400%	11/01/2035	$ 1,972,916
625,000	4.250	05/01/2040	645,388
500,000	4.500	05/01/2051	516,125
Wiregrass Community Development District Capital Improvement RB Series 2014 (NR/NR)
385,000	5.375	05/01/2035	416,612
3,035,000	5.625	05/01/2045	3,294,098
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
780,000	4.875	05/01/2036	828,531
1,445,000	5.000	05/01/2047	1,532,365
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
1,585,000	3.700	05/01/2040	1,630,331
1,960,000	3.875	05/01/2050	2,008,530

			1,377,199,375

Georgia – 1.7%
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 A-1 (A+/A1)
1,500,000	5.250	07/01/2040	1,672,515
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 B (A/A2)
1,000,000	4.000	07/01/2040	1,043,680
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 A (B+/Baa3)
10,920,420	8.750	06/01/2029	10,975,241
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
1,430,000	5.250	11/01/2028	1,431,173
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (BB/NR)
900,000	5.125	03/01/2052	849,087
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
6,650,000	5.000	05/15/2043	7,997,755
24,875,000	5.000	05/15/2049	37,498,565
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(d)
(3 Mo. LIBOR + 0.65%),
49,820,000	0.801	10/01/2033	47,674,751
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (A/Baa1)
2,200,000	5.000	01/01/2034	2,749,560
6,000,000	5.000	01/01/2039	7,410,720
29,610,000	5.000	01/01/2049	35,905,678
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(a)
3,500,000	4.000	01/01/2038	3,855,950

			159,064,675

Guam – 0.7%
A.B. Won Pat International Airport Authority RB Refunding General Series 2013 B (AGM) (AA/A2)
1,500,000	5.750	10/01/2043	1,637,775
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (B+/Ba2)
6,240,000	5.000	02/01/2040	6,537,024
Guam Government Limited Obligation RB Section 30 Series 2016 A (BB/NR)
500,000	5.000	12/01/2031	585,470
4,515,000	5.000	12/01/2046	5,125,970

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (AGM) (AA/A2)
$7,300,000	6.125%	10/01/2043	$ 7,981,674
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (BB+/Baa2)
2,560,000	6.375	10/01/2043	2,773,427
Guam Waterworks Authority RB for Water & Wastewater System Series 2013 (A-/Baa2)(e)
14,455,000	5.500	07/01/2023	16,328,946
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
9,675,000	5.000	01/01/2046	11,060,847
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (A-/Baa2)
4,170,000	5.000	01/01/2050	5,170,925
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
1,165,000	5.000	07/01/2033	1,393,934
960,000	5.000	07/01/2035	1,144,205
1,920,000	5.000	07/01/2036	2,282,515
1,365,000	5.000	07/01/2037	1,618,945
Port Authority of Guam RB Series 2018 A (A/Baa2)
2,500,000	5.000	07/01/2048	2,981,425

			66,623,082

Hawaii – 0.2%
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (A-/Baa2)
12,170,000	3.200	07/01/2039	12,711,078
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
675,000	5.000	05/15/2044	767,205
2,750,000	5.000	05/15/2049	3,098,150

			16,576,433

Illinois – 11.4%
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (BB-/B1)
1,400,000	5.382	12/01/2023	1,464,148
5,440,000	5.482	12/01/2024	5,717,059
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (A-/NR)
16,000,000	6.000	04/01/2046	18,961,120
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (A-/NR)
1,700,000	5.000	04/01/2042	1,905,887
1,625,000	5.000	04/01/2046	1,808,527
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (BB-/Baa2)(c)
4,415,000	0.000	12/01/2027	3,685,819
685,000	0.000	12/01/2028	550,562
9,125,000	0.000	12/01/2029	7,045,686
6,905,000	0.000	12/01/2030	5,136,560
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(c)
125,000	0.000	12/01/2029	96,516
775,000	0.000	12/01/2030	576,515
Chicago Illinois Board of Education GO Bonds Series 2017 A (BB-/NR)(a)
5,500,000	7.000	12/01/2046	6,945,070
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(c)
22,095,000	0.000	12/01/2031	15,808,531
Chicago Illinois Board of Education GO Refunding Bonds for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)
5,000,000	5.500	12/01/2026	5,703,100

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (BB-/B1)
$8,965,000	5.500%	12/01/2029	$ 10,624,153
Chicago Illinois Board of Education GO Refunding Bonds Series 2010 F (BB-/B1)
1,305,000	5.000	12/01/2031	1,306,931
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (BB-/NR)
20,025,000	5.250	12/01/2035	21,752,957
10,410,000	5.250	12/01/2039	11,251,336
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2011 A (BB-/B1)
525,000	5.500	12/01/2039	534,377
1,445,000	5.000	12/01/2041	1,463,380
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2005 A (AMBAC) (BB-/B1)
2,300,000	5.500	12/01/2030	2,746,154
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (BB-/B1)
9,750,000	6.038	12/01/2029	10,338,510
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2012 B (BB-/B1)
9,025,000	4.000	12/01/2035	9,072,562
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (BB-/NR)
54,375,000	7.000	12/01/2044	65,034,675
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (BB-/NR)
61,035,000	6.500	12/01/2046	72,767,148
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
1,500,000	5.000	12/01/2029	1,867,845
1,250,000	5.000	12/01/2030	1,549,825
1,025,000	5.000	12/01/2031	1,265,352
1,000,000	5.000	12/01/2032	1,227,610
1,250,000	5.000	12/01/2034	1,526,588
1,000,000	5.000	12/01/2035	1,217,760
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (AA/NR)
6,535,000	5.000	12/01/2029	8,176,004
1,000,000	5.000	12/01/2030	1,242,360
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (BBB+/Ba1)(c)
11,545,000	0.000	01/01/2032	7,667,496
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
1,800,000	5.500	01/01/2037	1,975,482
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
8,375,000	5.250	01/01/2033	8,958,905
6,295,000	5.000	01/01/2034	6,679,562
10,500,000	5.000	01/01/2036	11,120,760
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
6,670,000	5.250	01/01/2035	6,682,140
3,025,000	5.000	01/01/2040	3,028,418
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
18,325,000	5.000	01/01/2033	18,647,153
7,095,000	5.000	01/01/2034	7,216,041
Chicago Illinois GO Bonds Series 2010 B (BBB+/Ba1)
3,145,000	7.517	01/01/2040	3,812,589
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
4,180,000	5.500	01/01/2039	4,577,393
Chicago Illinois GO Bonds Series 2015 B (BBB+/NR)
14,603,000	7.375	01/01/2033	17,140,709
Chicago Illinois GO Bonds Series 2019 A (BBB+/NR)
20,015,000	5.000	01/01/2044	21,929,235
17,105,000	5.500	01/01/2049	20,082,809

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 E (BBB+/Ba1)
$3,775,000	5.500%	01/01/2042	$ 4,126,792
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 F (BBB+/Ba1)
2,500,000	5.500	01/01/2042	2,732,975
Chicago Illinois GO Refunding Bonds Series 2012 B (BBB+/Ba1)
6,615,000	5.432	01/01/2042	6,625,187
Chicago Illinois GO Refunding Bonds Series 2014 A (BBB+/Ba1)
7,230,000	5.000	01/01/2035	7,667,053
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
14,455,000	5.000	01/01/2038	15,575,552
Chicago Illinois GO Refunding Bonds Series 2017 A (BBB+/NR)
2,660,000	6.000	01/01/2038	3,111,934
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (A/NR)
11,630,000	4.000	01/01/2044	13,240,057
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (A/NR)
1,500,000	5.000	01/01/2039	1,706,910
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (AA/NR)
1,950,000	5.250	01/01/2042	2,376,153
5,460,000	4.000	01/01/2052	5,971,820
Chicago Park District GO Bonds Limited Tax Series 2018 A (AA-/NR)
2,585,000	4.000	01/01/2041	2,773,498
City of Chicago GO Bonds for Neighborhoods Alive 21 Program Series 2002 B (BBB+/Ba1)
2,685,000	5.500	01/01/2037	2,946,761
City of Chicago GO Refunding Bonds Series 2020 A (BBB+/NR)
485,000	5.000	01/01/2031	558,041
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM-CR) (AA/A2)
735,000	5.432	01/01/2042	886,410
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM-CR) (AA/A2)
7,350,000	6.314	01/01/2044	9,741,910
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for Richland Trails Project Series 2007-1 (NR/NR)
1,936,000	5.800	03/01/2037	1,635,804
County of Will Illinois GO Bonds Series 2019 (AA+/Aa1)
2,500,000	4.000	11/15/2047	2,911,650
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
1,256,000	5.625	03/01/2036	1,257,306
Illinois Finance Authority RB for 2018 Blue Island LLC Series 2018 A-1 (NR/NR)*
1,400,000	5.000	12/01/2053	882,000
Illinois Finance Authority RB for BHF Chicago Housing Group C LLC Project Series 2018 A-1 (NR/NR)*
1,500,000	5.100	12/01/2043	300,000
2,150,000	5.250	12/01/2053	430,000
Illinois Finance Authority RB for Christian Homes, Inc. Series 2010 (BBB-/NR)
745,000	6.125	05/15/2027	746,892
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (BBB+/NR)
715,000	5.000	12/01/2034	834,884
920,000	5.000	12/01/2039	1,057,145
1,175,000	5.000	12/01/2044	1,331,263
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(a)
10,175,000	6.125	04/01/2049	11,175,915

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for University of Illinois Series 2020 (BBB+/NR)
$950,000	4.000%	10/01/2040	$ 1,072,208
950,000	4.000	10/01/2050	1,048,277
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,645,000	4.000	05/15/2027	1,748,125
2,825,000	5.000	05/15/2037	3,127,444
1,055,000	5.000	05/15/2047	1,148,273
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (NR/Baa3)
1,500,000	4.000	09/01/2035	1,660,560
1,725,000	5.000	09/01/2036	2,081,092
2,000,000	4.000	09/01/2037	2,201,060
1,620,000	5.000	09/01/2038	1,943,174
2,000,000	4.000	09/01/2039	2,188,120
1,500,000	5.000	09/01/2040	1,788,915
1,500,000	4.000	09/01/2041	1,631,445
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa2)
500,000	5.000	09/01/2036	565,475
3,470,000	5.000	09/01/2046	3,857,981
Illinois Finance Authority RB Refunding for Navistar International Corp. Series 2020 (CCC/B3)(a)(f)(g)
4,740,000	4.750	08/01/2030	5,051,371
Illinois Finance Authority RB Series 2013 A (BBB-/NR)
3,935,000	5.250	05/15/2047	4,113,216
Illinois Finance Authority RB Series 2013 A (NR/NR)(e)
565,000	5.250	05/15/2023	630,467
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (AA-/NR)
1,560,000	4.000	01/01/2038	1,761,614
1,260,000	4.000	01/01/2039	1,418,924
Illinois State GO Bonds Pension Funding Series 2003 (BBB-/Baa3)
50,750,000	5.100	06/01/2033	54,617,658
Illinois State GO Bonds Series 2012 (BBB-/Baa3)
500,000	5.000	03/01/2031	514,585
750,000	5.000	03/01/2037	768,795
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
5,050,000	5.500	07/01/2038	5,372,493
Illinois State GO Bonds Series 2014 (AGM-CR) (AA/A2)
20,000,000	5.000	02/01/2039	21,331,600
Illinois State GO Bonds Series 2014 (BBB-/Baa3)
2,525,000	5.000	05/01/2029	2,733,388
10,000,000	5.000	05/01/2030	10,795,900
5,000,000	5.000	05/01/2031	5,388,950
5,000,000	5.000	05/01/2039	5,320,200
Illinois State GO Bonds Series 2017 A (BBB-/Baa3)
9,500,000	5.000	12/01/2035	10,782,785
1,770,000	4.500	12/01/2041	1,922,397
4,730,000	5.000	12/01/2042	5,284,119
Illinois State GO Bonds Series 2017 C (BBB-/Baa3)
59,670,000	5.000	11/01/2029	67,019,554
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
5,845,000	5.000	11/01/2025	6,527,287
16,695,000	5.000	11/01/2026	18,875,200
57,825,000	5.000	11/01/2027	65,904,309
24,325,000	5.000	11/01/2028	27,497,466
Illinois State GO Bonds Series 2018 A (BBB-/Baa3)
350,000	5.000	05/01/2032	404,037
1,940,000	5.000	05/01/2033	2,229,370
5,280,000	5.000	05/01/2042	5,939,630
5,280,000	5.000	05/01/2043	5,927,381
Illinois State GO Bonds Series 2019 A (BBB-/Baa3)
2,000,000	5.000	11/01/2024	2,236,860

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2019 C (BBB-/Baa3)
$10,825,000	4.000%	11/01/2042	$ 11,533,605
Illinois State GO Bonds Series 2020 (BBB-/Baa3)
1,575,000	5.500	05/01/2039	1,905,813
4,250,000	5.750	05/01/2045	5,162,263
Illinois State GO Refunding Bonds Series 2016 (AGM) (AA/A2)
20,175,000	4.000	02/01/2030	22,361,567
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
1,862,000	6.250	03/01/2034	1,862,987
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL-RE) (BBB/Baa2)(c)
15,690,000	0.000	12/15/2032	11,702,073
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (ETM) (NATL-RE) (NR/NR)(c)(e)
530,000	0.000	06/15/2030	474,260
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB/NR)(c)
9,370,000	0.000	06/15/2030	7,619,778
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (AA/A2)(c)
3,200,000	0.000	06/15/2044	1,571,168
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (BBB/NR)(c)
66,700,000	0.000	12/15/2056	15,813,903
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (AA/A2)(c)
18,400,000	0.000	12/15/2056	5,585,136
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BBB/NR)(c)
70,000,000	0.000	12/15/2054	18,042,500
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (BBB/NR)
11,460,000	4.000	06/15/2050	12,177,167
1,340,000	5.000	06/15/2050	1,548,624
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)*
2,322,000	6.000	03/01/2036	1,892,430
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	4.750	10/01/2029	876,935
1,010,000	4.750	10/01/2032	1,050,975
Regional Transportation Authority Illinois GO Bonds Series 2016 A (AA/A2)
7,730,000	4.000	06/01/2046	8,414,414
Southwestern Illinois Development Authority Health Facility RB for Memorial Group, Inc. Series 2013 (NR/NR)(e)
5,000,000	7.625	11/01/2023	6,014,300
State of Illinois GO Bonds Series 2010-1 (BBB-/Baa3)
630,000	6.630	02/01/2035	721,760
State of Illinois GO Bonds Series 2017 A (BBB-/Baa3)
9,500,000	4.250	12/01/2040	10,198,915
State of Illinois GO Bonds Series 2017 D (BBB-/Baa3)
4,910,000	3.250	11/01/2026	5,049,149
State of Illinois GO Refunding Bonds Series 2018 A (BBB-/Baa3)
3,000,000	5.000	10/01/2027	3,511,590
8,230,000	5.000	10/01/2028	9,752,303
State of Illinois GO Unlimited Bonds Series 2017 A (BBB-/Baa3)
2,750,000	4.000	12/01/2033	2,953,363
7,950,000	4.250	12/01/2037	8,584,410

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)(a)
$380,000	5.000%	01/01/2045	$ 396,355
900,000	5.000	01/01/2055	931,509
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,900,000	5.000	01/01/2039	1,904,142
Village of Romeoville RB Refunding for Lewis University Series 2018 B (BBB/NR)
540,000	4.125	10/01/2041	561,859
1,080,000	4.125	10/01/2046	1,116,817

			1,090,217,006

Indiana – 0.3%
Gary/Chicago International Airport Authority Airport Development Zone RB Series 2014 (AMT) (BBB+/NR)
1,300,000	5.000	02/01/2029	1,441,492
1,250,000	5.250	02/01/2034	1,375,263
1,500,000	5.000	02/01/2039	1,628,670
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (BBB/NR)
400,000	4.000	09/15/2049	418,540
Indiana Finance Authority Midwestern Disaster Relief RB for Ohio Valley Electric Co. Project Series 2012 A (BBB-/Ba1)
7,100,000	5.000	06/01/2039	7,366,463
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (NR/Ba1)
865,000	5.000	07/01/2055	954,017
Indiana Finance Authority RB for Private Activity for Ohio River Bridges East End Crossing Project Series 2013 A (BBB+/NR)
6,250,000	5.000	07/01/2048	6,659,500
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (NR/Ba1)
3,110,000	3.000	11/01/2030	3,318,961
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (BBB-/Ba1)
2,250,000	3.000	11/01/2030	2,401,178
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (BBB-/Ba1)
2,500,000	3.000	11/01/2030	2,667,975
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (NR/WR)*
7,520,823	6.500	11/15/2031	150

			28,232,209

Iowa – 0.1%
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project RB Refunding Series 2019 (BB-/NR)
2,630,000	3.125	12/01/2022	2,692,462
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (BBB/NR)
2,050,000	4.000	05/15/2055	2,080,525
2,700,000	5.000	05/15/2055	2,941,137

			7,714,124

Kansas – 0.1%
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
1,155,000	5.000	05/15/2028	1,244,755
1,215,000	5.000	05/15/2029	1,311,750
2,850,000	5.000	05/15/2034	2,990,762
1,190,000	5.000	05/15/2050	1,204,530

			6,751,797

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – 0.3%
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2007 A (NATL-RE) (A-/A1)(d)
(3 Mo. LIBOR + 0.53%),
$7,015,000	0.674%	11/01/2027	$ 6,907,320
Kentucky Economic Development Finance Authority Hospital RB Refunding for Louisville Arena Authority, Inc. Series 2017 A (AGM) (AA/A2)
900,000	4.000	12/01/2041	1,009,035
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
3,300,000	4.000	06/01/2037	3,730,452
2,925,000	4.000	06/01/2045	3,248,242
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (AA/A2)
1,000,000	4.000	06/01/2037	1,130,440
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
2,300,000	5.000	08/01/2049	2,791,096
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A/A2)(f)(g)
1,275,000	4.000	06/01/2025	1,452,594
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2013 A (A/NR)
5,000,000	5.750	10/01/2042	5,551,150
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (A/NR)
6,000,000	3.000	10/01/2043	6,325,560

			32,145,889

Louisiana – 1.4%
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (BB+/NR)
2,125,000	5.000	12/01/2034	2,411,535
2,375,000	5.000	12/01/2039	2,648,671
City of New Orleans Sewerage Service RB Series 2020 B (A/NR)
1,125,000	4.000	06/01/2050	1,312,470
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)(a)
1,900,000	4.125	06/01/2039	1,996,045
2,300,000	4.375	06/01/2048	2,424,177
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
2,600,000	5.000	10/01/2039	3,131,362
4,850,000	4.000	10/01/2041	5,430,108
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (A+/NR)
1,380,000	4.000	06/01/2050	1,599,724
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (AA/NR)
3,760,000	3.000	06/01/2050	4,003,272
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A/A3)
5,225,000	5.000	07/01/2059	6,157,244
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A/A3)
12,725,000	4.000	05/15/2042	14,234,821
21,250,000	5.000	05/15/2046	25,080,950
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (AMT) (A-/A2)
32,395,000	5.000	01/01/2045	36,221,821
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A-/A2)
4,850,000	5.000	01/01/2048	5,620,471

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Parish of St. James RB for NuStar Logistics LP Series 2008 (BB-/Ba3)(a)(f)(g)
$1,400,000	6.100%	06/01/2030	$ 1,723,624
Parish of St. James RB for NuStar Logistics LP Series 2010 (BB-/NR)(a)
2,375,000	6.350	07/01/2040	2,971,838
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (BBB-/Baa3)(f)(g)
235,000	2.000	04/01/2023	238,408
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-3 (BBB-/Baa3)(f)(g)
950,000	2.200	07/01/2026	979,840
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 B-2 (BBB-/Baa3)(f)(g)
13,250,000	2.375	07/01/2026	13,787,553
Port of New Orleans Board of Commissioners RB Series 2018 A (AGM) (AA/A2)
2,000,000	5.000	04/01/2048	2,387,160

			134,361,094

Maine – 0.2%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (BBB+/Baa1)
1,000,000	4.000	01/01/2035	1,149,080
1,355,000	4.000	01/01/2036	1,551,638
850,000	4.000	01/01/2037	969,909
1,030,000	4.000	01/01/2038	1,172,037
800,000	4.000	01/01/2039	907,816
1,400,000	4.000	01/01/2040	1,585,514
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2018 A (A+/A1)
4,000,000	5.000	07/01/2043	4,885,840
5,250,000	5.000	07/01/2048	6,357,750
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A+/A1)
2,080,000	4.000	07/01/2045	2,420,912
2,505,000	4.000	07/01/2050	2,892,724

			23,893,220

Maryland – 0.5%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
2,950,000	4.500	09/01/2033	3,111,129
1,500,000	5.000	09/01/2038	1,607,640
City of Baltimore RB Refunding for Baltimore Hotel Corp. Series 2017 (BB-/NR)
1,400,000	5.000	09/01/2028	1,320,886
860,000	5.000	09/01/2039	810,464
1,410,000	5.000	09/01/2046	1,325,555
City of Baltimore Tax Allocation for Harbor Point Special Taxing District Project Series 2019 B (NR/NR)(a)
325,000	3.550	06/01/2034	325,214
200,000	3.700	06/01/2039	199,936
300,000	3.875	06/01/2046	300,195
City of Baltimore Tax Allocation Refunding Senior Lien for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)(a)
290,000	3.400	06/01/2034	289,374
310,000	3.450	06/01/2035	309,293
550,000	3.500	06/01/2039	547,030
1,650,000	3.625	06/01/2046	1,644,522
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
1,450,000	5.000	07/01/2036	1,607,368
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (A/NR)
1,660,000	4.000	01/01/2045	1,806,462
2,370,000	4.000	01/01/2050	2,570,099

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (A/NR)
$4,980,000	4.000%	01/01/2045	$ 5,442,592
5,690,000	4.000	01/01/2050	6,180,307
County of Prince George’s Special Obligation Bonds for Westphalia Town Center Project Series 2018 (NR/NR)(a)
1,885,000	5.250	07/01/2048	2,040,362
Frederick County Urbana Community Development Authority Special Tax Series 2020 C (NR/NR)
3,765,000	4.000	07/01/2050	3,900,465
Maryland Economic Development Corp. RB for Baltimore City Project Series 2018 A (BB/NR)
2,375,000	5.000	06/01/2058	2,546,285
Maryland Economic Development Corp. RB for Morgan State University Project Series 2020 (BBB-/NR)
925,000	4.000	07/01/2040	965,488
1,400,000	4.250	07/01/2050	1,460,004
1,175,000	5.000	07/01/2050	1,326,892
2,265,000	5.000	07/01/2056	2,527,604
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (NR/Baa3)
3,050,000	5.000	06/01/2049	3,410,205
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (A-/Baa1)
1,000,000	4.000	07/01/2050	1,149,240
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (BBB/NR)
840,000	3.000	10/01/2034	854,154
500,000	4.000	10/01/2040	554,285
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2012 (BBB+/Baa1)
2,100,000	5.000	07/01/2031	2,228,457

			52,361,507

Massachusetts – 0.3%
Commonwealth of Massachusetts GO Limited Bonds Series 2016 E (AA/Aa1)
10,130,000	3.000	04/01/2044	10,658,381
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (BB/NR)(a)
1,000,000	5.000	11/15/2033	1,100,850
900,000	5.000	11/15/2038	980,091
2,350,000	5.125	11/15/2046	2,547,823
Massachusetts Development Finance Agency RB for Simmons College Issue Series 2015 K-1 (BBB+/Baa1)
1,950,000	5.000	10/01/2036	2,227,816
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (A-/NR)
260,000	4.000	12/01/2042	280,449
280,000	5.000	12/01/2042	320,337
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (BB+/NR)(a)
1,000,000	5.000	07/15/2046	1,169,820
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (AA/NR)
2,125,000	4.000	10/01/2045	2,485,910
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
2,125,000	5.000	07/01/2044	2,509,413
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(d)
(3 Mo. LIBOR + 0.57%),
5,390,000	0.714	05/01/2037	5,217,035

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(d)
(3 Mo. LIBOR + 0.57%),
$1,040,000	0.714%	05/01/2037	$ 1,006,626

			30,504,551

Michigan – 2.3%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(f)
53,570,536	4.000	04/01/2034	43,405,527
City of Detroit Financial Recovery GO Bonds Series 2014 B-2 (NR/NR)(f)
971,333	4.000	04/01/2034	787,023
City of Detroit GO Bonds Series 2020 (BB-/Ba3)
465,000	5.500	04/01/2031	543,427
495,000	5.500	04/01/2032	578,922
370,000	5.500	04/01/2033	431,561
280,000	5.500	04/01/2034	326,735
300,000	5.500	04/01/2035	349,647
345,000	5.500	04/01/2036	401,639
365,000	5.500	04/01/2037	424,805
395,000	5.500	04/01/2038	459,847
555,000	5.500	04/01/2039	645,470
590,000	5.500	04/01/2040	686,241
1,360,000	5.500	04/01/2045	1,575,560
1,940,000	5.500	04/01/2050	2,235,617
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
3,495,000	5.000	07/01/2037	3,913,701
15,335,000	5.000	07/01/2048	16,989,953
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC) (Q-SBLF) (AA/Aa1)
3,000,000	6.000	05/01/2021	3,055,020
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (AA/A1)(d)
(3 Mo. LIBOR + 0.60%),
4,675,000	0.751	07/01/2032	4,524,933
Detroit Michigan Water & Sewerage Department Sewage Disposal System RB Refunding Senior Lien Series 2012 A (AA-/A1)(e)
2,000,000	5.250	07/01/2022	2,151,640
Grand Rapids Charter Township Economic Development Corp. RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (BBB-/NR)
3,200,000	5.000	05/15/2037	3,605,472
1,400,000	5.000	05/15/2044	1,548,204
Karegnondi Water Authority Water Supply System RB Refunding for Karegnondi Water Pipeline Series 2018 (A/NR)
1,425,000	5.000	11/01/2045	1,712,593
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A/A2)
2,800,000	5.000	11/15/2048	3,516,604
5,975,000	4.000	11/15/2050	6,899,452
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (AA-/A1)
10,275,000	4.000	02/15/2047	11,820,360
24,000,000	4.000	02/15/2050	27,335,760
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A1)
2,175,000	5.000	07/01/2032	2,485,046
1,750,000	5.000	07/01/2033	1,994,913
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A+/A2)
355,000	5.000	07/01/2033	414,984

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (AA/A1)
$2,600,000	5.000%	07/01/2035	$ 2,955,212
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-1 (AA-/A1)
1,250,000	5.000	07/01/2034	1,467,812
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-2 (A+/A2)
2,100,000	5.000	07/01/2034	2,450,826
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (AA-/A1)
750,000	5.000	07/01/2035	878,887
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (A-/NR)
475,000	4.000	09/01/2045	523,859
500,000	4.000	09/01/2050	547,375
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (BBB-/NR)
1,370,000	5.000	06/01/2049	1,664,824
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)(c)
100,350,000	0.000	06/01/2065	12,293,879
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (AA/A2)
22,545,000	4.125	06/30/2035	26,894,381
7,065,000	4.500	06/30/2048	8,364,748
Michigan Strategic Fund RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (BBB-/NR)
1,875,000	5.000	05/15/2037	2,112,581
1,400,000	5.000	05/15/2044	1,548,204
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (CCC-/NR)(c)
42,935,000	0.000	06/01/2052	4,586,746
Star International Academy RB Refunding Series 2020 (BBB/NR)
2,000,000	5.000	03/01/2030	2,297,260
3,480,000	5.000	03/01/2033	3,950,531

			217,357,781

Minnesota – 0.6%
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (AA-/A2)
5,725,000	5.000	05/01/2048	7,038,430
2,300,000	4.000	05/01/2049	2,608,982
City of Woodbury RB Refunding for Math & Science Academy Series 2020 A (BBB-/NR)
365,000	4.000	12/01/2040	389,776
425,000	4.000	12/01/2050	448,745
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2012 (NR/NR)
2,500,000	5.750	06/15/2032	2,629,925
3,750,000	6.000	06/15/2039	3,946,425
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (A-/NR)
3,265,000	4.250	02/15/2048	3,612,559
23,575,000	5.250	02/15/2053	28,325,127
Duluth Independent School District No.709 COPS Refunding Series 2019 A (NR/Ba2)
640,000	3.250	03/01/2025	659,334
660,000	4.000	03/01/2026	704,293
755,000	4.000	03/01/2029	797,121
1,260,000	4.000	03/01/2032	1,313,008
685,000	4.200	03/01/2034	716,346

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – (continued)
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (BBB-/NR)
$2,400,000	5.000%	05/01/2047	$ 2,598,744
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (NR/Baa2)
425,000	4.000	12/01/2034	475,099
650,000	4.000	12/01/2040	714,369

			56,978,283

Missouri – 0.3%
Branson Regional Airport Transportation Development District Taxable RB for Branson Airport Project Series 2018 A (NR/NR)(a)(f)
493,986	5.000	04/01/2023	76,696
Branson Regional Airport Transportation Development District Taxable RB for Branson Airport Project Series 2018 B (NR/NR)(a)(f)
2,494,076	5.000	04/01/2023	387,230
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (BBB-/Ba1)
1,925,000	5.000	03/01/2036	2,113,900
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(a)
4,750,000	5.250	12/01/2048	4,937,720
Kansas City Missouri Industrial Development Authority Senior Sales Tax RB Refunding and Improvement Bonds for Ward Parkway Center Community Improvement District Series 2016 A (NR/NR)(a)
1,000,000	5.000	04/01/2036	1,018,830
1,150,000	5.000	04/01/2046	1,158,338
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (A-/NR)
2,430,000	5.000	09/01/2043	2,807,233
2,470,000	5.000	09/01/2048	2,829,163
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (BBB-/NR)
1,495,000	5.000	09/01/2030	1,846,594
1,065,000	5.000	09/01/2031	1,309,428
1,230,000	5.000	09/01/2033	1,491,572
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
8,000,000	4.000	02/15/2054	9,105,040
Missouri Southern State University RB Series 2019 A (AGM) (AA/NR)
400,000	3.000	10/01/2044	410,236
500,000	3.125	10/01/2049	514,835
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
1,900,000	4.750	11/15/2047	1,740,932
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)*
1,250,000	5.750	04/01/2027	325,000

			32,072,747

Nevada – 0.3%
City of Las Vegas Special Improvement District No. 607 for Local Improvement Refunding Series 2013 (NR/NR)
585,000	4.000	06/01/2021	590,253
320,000	5.000	06/01/2022	333,872
275,000	5.000	06/01/2023	294,748
200,000	4.250	06/01/2024	213,816
150,000	5.000	06/01/2024	164,637
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
300,000	4.250	06/01/2037	313,680
440,000	4.375	06/01/2042	458,317
505,000	4.500	06/01/2047	528,129

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
$500,000	4.000%	06/01/2039	$ 527,080
1,400,000	4.000	06/01/2044	1,458,744
1,375,000	4.000	06/01/2049	1,425,064
City of Las Vegas Special Improvement District No. 815 Special Assessment Series 2020 (NR/NR)
950,000	5.000	12/01/2049	1,043,974
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
345,000	4.250	06/01/2034	363,944
465,000	4.500	06/01/2039	496,164
345,000	4.625	06/01/2043	367,908
600,000	4.625	06/01/2049	635,610
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (NR/Ba2)(a)
725,000	2.500	06/15/2024	727,980
1,745,000	2.750	06/15/2028	1,755,958
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,675,000	5.100	03/01/2021	1,668,786
870,000	5.100	03/01/2022	847,250
2,335,000	5.125	03/01/2025	2,133,419
Henderson Local Improvement District No. T-18 Limited Obligation Series 2016 (NR/NR)
2,200,000	4.000	09/01/2035	2,262,458
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (A/Aa3)
700,000	5.000	07/01/2030	831,236
Las Vegas Convention & Visitors Authority RB Refunding Series 2018 C (A/Aa3)
635,000	5.000	07/01/2035	764,997
Las Vegas Convention & Visitors Authority RB Series 2018 B (A/Aa3)
2,795,000	5.000	07/01/2043	3,349,053
Las Vegas Convention & Visitors Authority RB Series 2019 B (A/Aa3)
1,325,000	5.000	07/01/2029	1,641,821
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
2,635,000	5.000	07/01/2045	2,902,584
2,825,000	5.000	07/01/2051	3,100,014

			31,201,496

New Hampshire – 1.1%
New Hampshire Business Finance Authority RB for Casella Waste Systems, Inc. Series 2013 (B/B2)(a)
1,800,000	2.950	04/01/2029	1,854,504
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 A (B/B1)(a)(f)(g)
2,820,000	3.625	07/02/2040	2,852,063
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 B (AMT) (B/B1)(a)(f)(g)
4,890,000	3.750	07/02/2040	4,948,876
New Hampshire Health and Education Facilities Authority RB for Dartmouth-Hitchcock Obligation Group Series 2020 A (A/NR)
15,000,000	5.000	08/01/2059	23,262,600
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (A/NR)
6,595,000	5.000	08/01/2033	8,136,186
6,930,000	5.000	08/01/2034	8,532,078
7,290,000	5.000	08/01/2035	8,956,275
7,660,000	5.000	08/01/2036	9,384,572
8,055,000	5.000	08/01/2037	9,844,177
8,470,000	5.000	08/01/2038	10,328,487
8,900,000	5.000	08/01/2039	10,832,813
9,360,000	5.000	08/01/2040	11,370,341

			110,302,972

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – 7.1%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
$750,000	5.000%	03/01/2032	$ 910,995
1,010,000	5.000	03/01/2037	1,209,657
1,205,000	5.000	03/01/2042	1,429,021
New Jersey Economic Development Authority Cigarette Tax RB Refunding Series 2012 (BBB/Baa2)
2,500,000	5.000	06/15/2026	2,619,800
1,000,000	5.000	06/15/2028	1,044,440
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (NR/Baa2)
1,000,000	4.750	06/15/2032	1,048,350
1,000,000	5.000	06/15/2037	1,049,470
1,000,000	5.125	06/15/2043	1,049,360
New Jersey Economic Development Authority Motor Vehicle Surcharges RB Refunding Subordinate Series 2017 A (BBB/Baa3)
3,500,000	4.000	07/01/2032	3,885,875
New Jersey Economic Development Authority Private Activity RB for Goethals Bridge Replacement Project Series 2013 (AMT) (BBB/NR)
1,000,000	5.375	01/01/2043	1,104,500
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (B/NR)
500,000	5.000	07/01/2037	495,720
1,150,000	5.000	07/01/2047	1,123,090
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (BBB/Baa1)
4,500,000	5.000	06/15/2041	5,183,370
New Jersey Economic Development Authority RB Refunding for New Jersey Natural Gas Co. Series 2011 C (AMT) (A+/A1)
4,725,000	3.000	08/01/2041	4,828,005
New Jersey Economic Development Authority RB Series 1997 A (NATL-RE) (BBB/Baa1)
25,180,000	7.425	02/15/2029	32,454,754
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (B/Ba3)
7,500,000	5.500	04/01/2028	7,505,100
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (B+/Ba3)
8,500,000	5.250	09/15/2029	8,994,275
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (B+/Ba3)
5,000,000	5.625	11/15/2030	5,454,450
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (B+/Ba3)
5,000,000	5.625	11/15/2030	5,454,450
New Jersey Economic Development Authority State Lease RB for Health Department Project Series 2018 A (BBB/Baa1)
2,470,000	5.000	06/15/2047	2,880,292
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (BBB/Baa1)
5,000,000	5.000	06/15/2042	5,868,000
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (BB+/Ba1)
3,450,000	4.000	07/01/2042	3,173,759
New Jersey Educational Facilities Authority RB for Seton Hall University Series 2020 C (AGM) (AA/A2)
1,110,000	3.250	07/01/2049	1,187,123
1,000,000	4.000	07/01/2050	1,152,930
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (BBB+/NR)
3,350,000	3.000	07/01/2050	3,418,106

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)
$1,000,000	5.000%	07/01/2028	$ 1,201,810
1,000,000	5.000	07/01/2029	1,195,850
900,000	5.000	07/01/2030	1,071,972
New Jersey Health Care Facilities Financing Authority RB Refunding for University Hospital Series 2015 A (AGM) (AA/A2)
9,700,000	4.125	07/01/2038	10,578,335
5,600,000	5.000	07/01/2046	6,298,712
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB/Baa1)(c)
134,205,000	0.000	12/15/2035	92,867,176
63,415,000	0.000	12/15/2036	42,370,098
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (BBB/Baa1)(c)
41,545,000	0.000	12/15/2035	27,707,607
46,515,000	0.000	12/15/2038	27,707,590
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB/Baa1)(c)
12,000,000	0.000	12/15/2026	10,829,160
9,240,000	0.000	12/15/2029	7,611,727
1,900,000	0.000	12/15/2034	1,315,294
New Jersey Transportation Trust Fund Authority RB for Federal Highway Reimbursement Notes Subseries 2016 A-1 (A+/Baa1)
3,335,000	5.000	06/15/2030	3,889,610
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (BBB/Baa1)
26,100,000	5.000	06/15/2038	28,622,043
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB/Baa1)
2,525,000	5.250	06/15/2041	2,872,768
5,075,000	5.000	06/15/2045	5,647,054
1,750,000	5.000	06/15/2046	1,945,528
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (AA/A2)(c)
11,150,000	0.000	12/15/2033	8,613,933
25,400,000	0.000	12/15/2034	19,099,276
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB/Baa1)(c)
5,000,000	0.000	12/15/2027	4,477,500
23,445,000	0.000	12/15/2030	19,213,412
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (BBB/Baa1)(c)
52,985,000	0.000	12/15/2036	34,035,974
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB/Baa1)(c)
2,625,000	0.000	12/15/2033	1,878,056
1,565,000	0.000	12/15/2036	1,005,309
36,240,000	0.000	12/15/2038	21,587,081
16,135,000	0.000	12/15/2039	9,256,972
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (BBB/Baa1)
1,610,000	4.000	12/15/2039	1,811,137
1,880,000	5.000	12/15/2039	2,288,712
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/Baa1)
5,765,000	5.000	06/15/2030	6,723,720
4,600,000	5.000	06/15/2031	5,338,346
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (BBB/Baa1)
6,120,000	4.000	12/15/2031	7,025,454
7,180,000	5.000	12/15/2033	8,776,832
6,070,000	5.000	12/15/2035	7,383,427
7,585,000	5.000	12/15/2036	9,179,139
5,275,000	4.250	12/15/2038	6,017,298

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (BBB/Baa1)
$4,475,000	3.000%	06/15/2050	$ 4,474,955
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (BBB/Baa1)
5,675,000	5.000	06/15/2034	6,932,013
20,000,000	5.250	06/15/2043	24,108,400
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (BBB/Baa1)
8,010,000	4.000	06/15/2044	8,865,067
6,000,000	5.000	06/15/2044	7,108,140
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (NR/Baa1)
25,675,000	5.000	01/01/2048	28,858,443
Tobacco Settlement Financing Corp. RB Refunding Series 2018 A (BBB+/NR)
2,650,000	5.000	06/01/2046	3,180,503
2,750,000	5.250	06/01/2046	3,350,188
Tobacco Settlement Financing Corp. RB Series 2018 B (BB+/NR)
29,360,000	5.000	06/01/2046	34,271,928
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(a)
8,045,000	6.750	12/01/2041	8,237,919

			681,356,360

New Mexico – 0.0%
City of Santa Fe RB for El Castillo Retirement Residences Obligated Group Project Series 2019 A (BB+/NR)
500,000	5.000	05/15/2044	538,545
1,000,000	5.000	05/15/2049	1,072,630
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (A-/NR)
450,000	4.000	09/01/2033	531,756
375,000	4.000	09/01/2034	442,024
300,000	4.000	09/01/2035	352,557
1,125,000	4.000	09/01/2040	1,302,390

			4,239,902

New York – 5.9%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (AGM) (AA/A2)
1,240,000	3.000	07/15/2043	1,280,523
Brooklyn Arena Local Development Corp. RB Refunding for Brooklyn Events Center LLC 2016 A (NR/Ba1)
2,750,000	5.000	07/15/2025	3,152,902
2,575,000	5.000	07/15/2026	3,015,582
2,125,000	5.000	07/15/2028	2,494,538
3,105,000	5.000	07/15/2042	3,501,633
Broome County Local Development Corp. RB Refunding for United Health Services Hospitals Obligated Group Series 2020 (AGM) (AA/NR)
2,820,000	4.000	04/01/2050	3,224,416
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (BB+/NR)(a)
4,290,000	5.000	07/01/2045	4,725,607
5,175,000	5.000	07/01/2051	5,657,206
Hempstead Town Local Development Corp. RB Refunding for Molloy College Project Series 2017 (BBB/NR)
645,000	5.000	07/01/2030	761,177
865,000	5.000	07/01/2033	1,007,872
815,000	5.000	07/01/2035	947,022
640,000	5.000	07/01/2036	743,021
455,000	5.000	07/01/2038	525,352
Metropolitan Transportation Authority RB 2013 B (BBB+/A3)
800,000	5.000	11/15/2038	847,536

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Anticipation Notes Series 2020 A-1 (SP-2/MIG2)
$4,750,000	5.000%	02/01/2023	$ 5,032,815
Metropolitan Transportation Authority RB Anticipation Notes Series 2020A-2S (SP-2/MIG2)
4,470,000	4.000	02/01/2022	4,560,383
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (BBB+/A3)
645,000	5.000	11/15/2027	739,357
880,000	5.000	11/15/2028	1,006,342
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (BBB+/A3)
7,810,000	4.750	11/15/2045	9,153,789
5,835,000	5.000	11/15/2050	6,949,018
22,155,000	5.250	11/15/2055	26,984,125
Metropolitan Transportation Authority RB Green Bond Series 2020 D-1 (BBB+/A3)
23,425,000	5.000	11/15/2044	28,491,593
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (BBB+/A3)
46,815,000	4.000	11/15/2050	51,667,843
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (BBB+/A3)
4,705,000	5.000	11/15/2033	5,782,680
9,415,000	4.000	11/15/2045	10,433,797
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 B (BBB+/A3)
1,655,000	5.000	11/15/2025	1,880,759
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (BBB+/A3)
2,555,000	4.000	11/15/2032	2,789,600
950,000	4.000	11/15/2035	1,035,234
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-2 (BBB+/A3)(c)
300,000	0.000	11/15/2040	148,923
Metropolitan Transportation Authority RB Refunding Series 2016 B (BBB+/A3)
545,000	5.000	11/15/2027	631,720
Metropolitan Transportation Authority RB Refunding Series 2016 D (BBB+/A3)
740,000	5.000	11/15/2029	853,338
Metropolitan Transportation Authority RB Refunding Subseries 2015 C-1 (BBB+/A3)
3,635,000	5.000	11/15/2029	4,101,698
1,850,000	5.250	11/15/2031	2,107,816
Metropolitan Transportation Authority RB Series 2013 A (BBB+/A3)
4,320,000	5.000	11/15/2043	4,575,787
Metropolitan Transportation Authority RB Series 2013 E (BBB+/A3)
2,120,000	5.000	11/15/2038	2,271,750
Metropolitan Transportation Authority RB Series 2014 A-1 (BBB+/A3)
505,000	5.250	11/15/2039	546,446
1,895,000	5.000	11/15/2044	2,029,052
Metropolitan Transportation Authority RB Series 2016 C-1 (BBB+/A3)
595,000	5.000	11/15/2028	687,903
7,120,000	5.000	11/15/2034	8,107,544
Metropolitan Transportation Authority RB Subseries 2014 D-1 (BBB+/A3)
2,115,000	5.000	11/15/2039	2,313,176
Metropolitan Transportation Authority RB Subseries 2015 A-1 (BBB+/A3)
490,000	5.000	11/15/2025	550,206
New York City GO Bonds Series 2018 E-1 (AA/Aa2)
5,000,000	5.000	03/01/2044	6,127,900
New York City Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 F (NR/NR)
2,000,000	4.500	02/15/2048	2,083,720

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AA/A3)
$930,000	6.125%	01/01/2029	$ 934,008
3,000,000	6.375	01/01/2039	3,012,720
5,000,000	6.500	01/01/2046	5,021,850
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (AA/A2)
1,875,000	3.000	03/01/2049	1,969,856
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (BBB+/Baa1)
1,975,000	3.000	03/01/2049	2,061,031
New York City Resource Corp. RB Refunding for YMCA of Greater New York Project Series 2015 (BBB/Baa2)
1,000,000	5.000	08/01/2040	1,110,700
New York City Transitional Finance Authority Future Tax Secured RB Subseries 2013 C-4 (AAA/Aa1)(f)(g)
15,575,000	0.100	01/01/2021	15,575,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-4 (AAA/Aa1)(f)(g)
10,000,000	0.080	01/02/2021	10,000,000
New York City Water & Sewer System RB Series 2020 GG-1 (AA+/Aa1)
10,000,000	4.000	06/15/2050	11,879,700
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(c)
152,105,000	0.000	06/01/2060	6,289,542
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(a)
13,200,000	5.000	11/15/2044	14,215,212
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (NR/A2)(g)
1,250,000	2.625	09/15/2069	1,295,363
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (NR/Baa2)(g)
1,430,000	2.800	09/15/2069	1,395,923
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (NR/Baa1)
150,000	3.560	07/01/2026	154,068
150,000	3.670	07/01/2027	154,483
60,000	3.760	07/01/2028	61,714
300,000	3.820	07/01/2029	309,513
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (BBB-/NR)
615,000	4.000	07/01/2031	685,344
870,000	4.000	07/01/2032	963,351
925,000	4.000	07/01/2033	1,018,554
845,000	4.000	07/01/2035	924,557
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (AGM) (AA/A2)
6,645,000	3.000	09/01/2050	6,877,641
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (BBB/Baa3)
6,485,000	4.000	09/01/2045	7,102,502
6,170,000	4.000	09/01/2050	6,707,839
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2014 (AMT) (B/B2)(a)(f)(g)
1,685,000	2.875	12/03/2029	1,729,737
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B/B2)(f)(g)
2,905,000	2.750	09/02/2025	3,004,061

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BB+/Baa3)
$1,245,000	5.000%	01/01/2029	$ 1,502,292
7,050,000	5.000	01/01/2030	8,454,783
5,250,000	5.000	01/01/2033	6,184,132
5,565,000	4.000	01/01/2036	6,088,388
10,000,000	5.000	01/01/2036	11,694,400
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (BB+/Baa3)
9,320,000	4.000	10/01/2030	10,659,470
7,580,000	5.000	10/01/2035	9,326,584
7,750,000	5.000	10/01/2040	9,475,305
20,005,000	4.375	10/01/2045	22,967,741
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (BBB/Baa1)
1,080,000	5.000	12/01/2030	1,387,822
845,000	5.000	12/01/2033	1,069,888
750,000	5.000	12/01/2035	943,800
660,000	5.000	12/01/2037	827,640
660,000	4.000	12/01/2039	765,633
845,000	4.000	12/01/2042	970,398
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (BBB/Baa1)
1,600,000	4.000	12/01/2039	1,892,000
1,975,000	4.000	12/01/2040	2,330,460
1,740,000	4.000	12/01/2041	2,033,312
1,695,000	4.000	12/01/2042	1,994,117
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (AGM) (AA/A2)
5,010,000	4.000	07/01/2035	5,348,075
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
9,480,000	4.000	07/01/2033	10,050,032
5,025,000	5.000	07/01/2034	5,556,394
2,500,000	4.000	07/01/2041	2,625,750
4,540,000	5.000	07/01/2041	4,978,155
10,000,000	4.000	07/01/2046	10,442,900
21,200,000	5.250	01/01/2050	23,318,516
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (AMT) (B-/NR)
5,600,000	5.000	08/01/2026	5,691,168
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (B-/NR)
6,850,000	5.250	08/01/2031	7,734,472
5,990,000	5.375	08/01/2036	6,797,572
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
12,250,000	5.000	07/01/2046	13,394,885
Newburgh New York GO Serial Bonds Series 2012 A (NR/Baa2)
1,565,000	5.750	06/15/2035	1,689,496

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (AA/NR)
$490,000	4.000%	12/01/2032	$ 584,242
590,000	4.000	12/01/2033	699,474
490,000	4.000	12/01/2034	579,915
505,000	4.000	12/01/2035	595,708
610,000	4.000	12/01/2036	717,030
740,000	4.000	12/01/2037	867,384
490,000	4.000	12/01/2038	572,771
1,470,000	3.000	12/01/2039	1,581,470
980,000	3.000	12/01/2040	1,051,364
1,960,000	4.000	12/01/2049	2,234,733
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (BBB-/NR)
405,000	4.000	07/01/2039	419,082
4,835,000	3.000	07/01/2044	4,258,861
Port Authority of New York & New Jersey Consolidated RB Series 221 (AMT) (A+/Aa3)
4,735,000	4.000	07/15/2055	5,437,627
5,685,000	4.000	07/15/2060	6,526,209
Troy City Capital Resource Corp. RB Refunding Rensselaer Polytechnic Institute Project Series 2020 A (BBB+/A3)
700,000	5.000	09/01/2038	867,748
955,000	5.000	09/01/2039	1,181,115
945,000	4.000	09/01/2040	1,064,184
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB-/Baa2)
4,375,000	5.000	11/01/2046	4,852,488
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
475,000	5.000	10/15/2039	539,182
610,000	5.000	10/15/2049	678,607
530,000	5.000	10/15/2054	587,494
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (BB/NR)
725,000	5.000	10/15/2040	829,857
1,325,000	5.000	10/15/2050	1,487,140

			566,392,235

North Carolina – 0.7%
North Carolina Department of Transportation RB for I-77 Mobility Partners LLC Series 2015 (AMT) (BBB-/NR)
1,370,000	5.000	12/31/2037	1,488,793
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Lutheran Services for the Aging Series 2012 A (NR/NR)
3,800,000	4.750	03/01/2032	3,852,744
1,000,000	5.000	03/01/2037	1,014,520
1,000,000	5.000	03/01/2042	1,012,370
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
950,000	5.000	10/01/2045	1,051,317
1,310,000	5.000	10/01/2050	1,441,380
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (AA-/A2)
6,325,000	3.000	07/01/2045	6,689,510
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
1,500,000	4.000	07/01/2039	1,511,820
1,650,000	5.000	07/01/2039	1,805,678
1,035,000	4.000	07/01/2044	1,034,969
1,160,000	5.000	07/01/2044	1,262,741
2,000,000	5.000	07/01/2049	2,165,640

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
$1,000,000	4.500%	09/01/2030	$ 1,008,200
2,000,000	5.000	09/01/2037	2,049,500
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (AA/NR)
8,500,000	5.000	01/01/2049	10,575,530
4,250,000	4.000	01/01/2055	4,854,222
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (BBB/NR)
16,000,000	5.000	01/01/2049	19,582,720
5,450,000	4.000	01/01/2055	6,116,317

			68,517,971

Ohio – 3.0%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (A-/NR)
770,000	4.000	06/01/2037	935,804
1,025,000	4.000	06/01/2038	1,240,076
1,000,000	4.000	06/01/2039	1,205,910
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (BBB+/NR)
12,530,000	3.000	06/01/2048	12,935,095
4,185,000	4.000	06/01/2048	4,764,581
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
55,250,000	5.000	06/01/2055	62,503,773
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)(c)
81,590,000	0.000	06/01/2057	12,421,262
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
2,400,000	5.250	11/01/2037	2,555,328
2,700,000	5.250	11/01/2047	2,825,712
2,320,000	5.250	11/01/2050	2,423,866
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (B/Ba3)
22,490,000	5.375	09/15/2027	22,537,229
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (BB+/NR)
550,000	4.000	09/01/2040	580,465
825,000	4.000	09/01/2045	858,503
1,075,000	5.000	09/01/2049	1,161,193
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
8,280,000	5.250	11/15/2055	9,116,197
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (BBB-/Baa3)
29,500,000	8.223	02/15/2040	39,768,065
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
6,250,000	5.000	02/15/2037	7,287,437
7,500,000	5.000	02/15/2042	8,636,925
7,500,000	4.750	02/15/2047	8,435,850
1,500,000	5.000	02/15/2057	1,701,750
1,000,000	5.500	02/15/2057	1,181,150
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (BBB-/NR)
7,500,000	5.000	12/01/2051	7,826,175
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB-/NR)
2,000,000	5.000	01/01/2042	2,075,480
1,610,000	5.000	01/01/2046	1,667,606

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (BB+/Ba2)
$8,000,000	5.000%	02/15/2048	$ 8,304,640
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(a)
2,275,000	3.750	01/15/2028	2,508,824
2,880,000	4.250	01/15/2038	3,195,130
18,110,000	4.500	01/15/2048	20,134,879
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (BBB-/Ba1)
4,140,000	3.250	09/01/2029	4,504,858
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (BBB-/NR)
4,790,000	5.000	12/01/2050	5,279,921
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)(a)
1,075,000	5.000	12/01/2033	1,189,284
2,085,000	5.000	12/01/2038	2,272,754
5,000,000	5.000	12/01/2048	5,348,150
Ohio State RB Refunding for University Hospitals Health System, Inc. Obligated Group Series 2020 A (A/A2)
6,650,000	3.000	01/15/2045	6,982,433
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(a)
10,000,000	7.000	12/01/2042	10,569,600

			286,935,905

Oklahoma – 0.8%
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (A-/Baa1)
1,075,000	4.000	09/01/2045	1,186,327
1,000,000	5.000	09/01/2045	1,197,530
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (AA/A2)
2,400,000	4.000	08/15/2052	2,688,528
2,500,000	4.125	08/15/2057	2,816,000
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
15,000,000	5.500	08/15/2052	17,996,250
9,500,000	5.500	08/15/2057	11,337,015
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
2,680,000	5.500	12/01/2035	2,807,943
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
24,300,000	5.500	12/01/2035	25,460,082
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (B-/NR)(f)(g)
9,070,000	5.000	06/01/2025	9,681,772

			75,171,447

Oregon – 0.2%
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
130,000	5.250	11/15/2050	139,268
225,000	5.375	11/15/2055	241,753
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (A+/NR)
1,875,000	5.000	08/15/2045	2,398,294
3,850,000	4.000	08/15/2050	4,448,290
2,850,000	5.000	08/15/2050	3,629,218
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (AGM) (AA/NR)
5,000,000	4.000	08/15/2045	5,937,050

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oregon – (continued)
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (BBB+/NR)
$1,750,000	5.000%	10/01/2040	$ 2,204,843
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (NR/A3)(a)
860,000	5.000	11/01/2039	1,041,365

			20,040,081

Pennsylvania – 3.3%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB-/NR)
1,500,000	5.000	09/01/2030	1,539,975
1,000,000	5.000	09/01/2035	1,021,450
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
32,000,000	4.000	04/01/2044	35,701,440
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B-/Caa2)
3,900,000	4.875	11/01/2024	3,921,996
2,500,000	5.125	05/01/2030	2,487,975
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (NR/Ba3)(a)
2,000,000	5.000	05/01/2027	2,288,140
1,400,000	5.000	05/01/2032	1,534,750
6,950,000	5.000	05/01/2042	7,503,637
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (NR/Ba3)(a)
250,000	5.000	05/01/2028	286,352
1,000,000	5.000	05/01/2033	1,107,680
2,750,000	5.000	05/01/2042	3,008,720
Allentown Neighborhood Improvement Zone Development Authority Tax RB Series 2012 A (NR/Baa3)
18,000,000	5.000	05/01/2042	18,621,000
Berks County Industrial Development Authority RB Refunding for Tower Health Obligated Group Series 2017 (BB+/WR)
950,000	5.000	11/01/2029	1,063,506
1,745,000	5.000	11/01/2030	1,945,780
1,425,000	5.000	11/01/2034	1,567,956
7,850,000	4.000	11/01/2047	7,903,223
8,745,000	5.000	11/01/2047	9,372,628
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
1,150,000	5.000	10/01/2037	1,252,982
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (NR/Ba2)
500,000	5.000	08/01/2035	492,520
1,000,000	5.000	08/01/2045	978,670
Clairton Municipal Authority Sewer RB Series 2012 B (BBB+/NR)
1,000,000	5.000	12/01/2042	1,062,680
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A/A1)
1,900,000	5.000	06/01/2034	2,377,413
1,900,000	5.000	06/01/2035	2,372,777
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (AA/A1)
6,000,000	4.000	06/01/2039	6,915,600
County of Allegheny GO Notes Refunding Series 2007 C-59B (AGM) (AA/Aa3)(d)
(3 Mo. LIBOR + 0.55%),
645,000	0.694	11/01/2026	644,110
Cumberland County Municipal Authority RB Refunding Series 2015 (BBB+/NR)
1,355,000	5.000	01/01/2038	1,459,863
Cumberland County Municipal Authority RB Refunding Series 2015 (NR/NR)(e)
145,000	5.000	01/01/2025	171,494

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (BB/NR)(a)
$5,100,000	5.875%	10/15/2040	$ 5,228,928
14,000,000	6.250	10/15/2053	14,397,180
Doylestown Hospital Authority RB Series 2019 A (BBB-/Ba1)
1,250,000	4.000	07/01/2045	1,333,687
2,375,000	5.000	07/01/2049	2,721,774
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
1,100,000	5.000	12/01/2043	1,179,277
900,000	5.000	12/01/2048	956,061
1,750,000	5.000	12/01/2053	1,852,900
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA-/A1)(d)
(3 Mo. LIBOR + 0.77%),
52,950,000	0.914	05/01/2037	48,470,960
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (AA-/Aa3)
1,300,000	4.000	06/01/2044	1,537,107
2,300,000	5.000	06/01/2044	2,928,153
5,700,000	4.000	06/01/2049	6,633,375
4,225,000	5.000	06/01/2049	5,314,881
Lancaster County Hospital Authority Health Facilities RB for St. Anne’s Retirement Community, Inc. Project Series 2012 (BB+/NR)
1,400,000	5.000	04/01/2027	1,434,944
1,500,000	5.000	04/01/2033	1,525,500
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (BB+/NR)
750,000	5.000	03/01/2045	797,423
1,000,000	5.000	03/01/2050	1,058,960
Montgomery County Industrial Development Authority RB ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 C (A-/NR)
2,365,000	5.000	11/15/2045	2,807,681
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (BB+/NR)
1,900,000	5.000	11/01/2044	2,000,966
2,100,000	5.000	11/01/2049	2,200,569
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (BBB+/NR)
945,000	5.000	05/01/2044	1,066,650
1,245,000	5.000	05/01/2049	1,400,127
Pennsylvania Economic Development Financing Authority RB for CarbonLite P LLC Project Series 2019 (AMT) (NR/NR)(a)
5,725,000	5.750	06/01/2036	5,785,399
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 B (B-/Caa1)
2,460,000	8.000	05/01/2029	2,470,209
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (ASSURED GTY) (AA/WR)(d)
(3 Mo. LIBOR + 0.60%),
9,705,000	0.751	07/01/2027	9,600,671
(3 Mo. LIBOR + 0.65%),
10,750,000	0.801	07/01/2039	9,511,815
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (BB/NR)
4,000,000	5.000	05/01/2042	4,071,520
Pennsylvania Higher Educational Facilities Authority RB Refunding for Drexel University Series 2020 A (AGM) (AA/A2)
4,380,000	5.000	05/01/2046	5,526,552
3,145,000	4.000	05/01/2050	3,604,925

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Higher Educational Facilities Authority Student Housing RB Refunding for University Properties, Inc. Student Housing Project Series 2016 A (NR/Baa3)
$365,000	5.000%	07/01/2031	$ 369,362
400,000	5.000	07/01/2035	401,516
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (A-/A3)
3,875,000	5.250	06/01/2047	4,652,325
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
2,225,000	5.000	06/15/2050	2,354,896
Philadelphia Authority for Industrial Development RB for MaST Community Charter School II Series 2020 A (BBB-/NR)
310,000	5.000	08/01/2040	371,610
975,000	5.000	08/01/2050	1,141,793
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (BB+/NR)(a)
2,860,000	5.000	06/15/2050	3,257,797
Philadelphia Hospitals and Higher Education Facilities Authority RB for Temple University Health System Obligated Group Series 2012 A (BBB-/Ba1)
2,000,000	5.625	07/01/2042	2,116,800
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
500,000	5.000	07/01/2028	588,165
2,000,000	5.000	07/01/2029	2,340,540
3,000,000	5.000	07/01/2030	3,496,710
2,615,000	5.000	07/01/2031	3,037,192
1,000,000	5.000	07/01/2032	1,159,170
4,425,000	5.000	07/01/2033	5,118,309
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB+/NR)
530,000	5.000	11/15/2021	534,192
2,450,000	5.000	11/15/2028	2,481,581
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (NR/Baa3)
1,100,000	5.000	01/01/2035	1,189,749
2,325,000	5.000	01/01/2038	2,478,148
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (BB+/NR)
475,000	5.000	10/01/2039	493,634
1,125,000	5.000	10/01/2049	1,157,816
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (BB+/WR)
4,600,000	5.000	11/01/2044	4,686,802
Washington County Redevelopment Authority RB Refunding for Victory Center Tax Increment Financing Project Series 2018 (BB/NR)
1,000,000	5.000	07/01/2028	1,058,100
1,000,000	5.000	07/01/2035	1,048,630
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (NR/Baa1)
1,320,000	4.000	07/01/2037	1,533,906

			313,091,254

Puerto Rico – 7.3%
Commonwealth of Puerto Rico Public Improvement GO Unlimited Refunding Bonds Series 2011 E (D/Ca)*
2,000,000	6.000	07/01/2029	1,525,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)(a)
20,000,000	5.000	07/01/2035	23,027,800
20,000,000	5.000	07/01/2047	22,501,200

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CCC/Ca)
$535,000	4.250%	07/01/2025	$ 554,394
115,000	4.500	07/01/2027	119,600
420,000	5.000	07/01/2030	441,000
1,150,000	5.000	07/01/2033	1,206,063
8,710,000	5.125	07/01/2037	9,145,500
24,605,000	5.250	07/01/2042	25,866,006
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2006 A (NR/Ca)*
115,000	5.250	07/01/2030	89,269
Puerto Rico Commonwealth GO Bonds Series 2014 A (D/Ca)*
81,230,000	8.000	07/01/2035	55,642,550
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2012 A (D/Ca)*
5,185,000	5.500	07/01/2039	3,785,050
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (AA/A3)
360,000	5.250	07/01/2041	433,710
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (NR/C)
28,730,000	5.250	07/01/2038	31,362,530
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
1,860,000	5.250	07/01/2033	2,217,641
680,000	5.250	07/01/2034	814,640
6,070,000	5.250	07/01/2036	7,283,029
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 (NR/C)*
215,000	5.000	07/01/2028	23,919
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/C)
1,585,000	5.500	07/01/2023	1,690,244
2,050,000	5.500	07/01/2027	2,272,650
Puerto Rico Commonwealth Public Improvement GO Bonds Series 2007 A (D/Ca)*
4,000,000	5.250	07/01/2032	3,105,000
4,035,000	5.250	07/01/2037	3,132,169
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2011 C (D/Ca)*
155,000	6.000	07/01/2035	110,050
205,000	6.500	07/01/2040	152,725
Puerto Rico Electric Power Authority RB Refunding Series 2005 SS-RSA-1 (D/NR)*
130,000	4.625	07/01/2030	104,650
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(d)
(3 Mo. LIBOR + 0.52%),
52,372,000	0.671	07/01/2029	47,440,129
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL-RE) (D/Baa2)
1,250,000	5.250	07/01/2032	1,334,350
435,000	5.250	07/01/2035	465,580
Puerto Rico Electric Power Authority RB Refunding Series 2010 DDD-RSA-1 (D/NR)*
155,000	3.625	07/01/2021	124,000
60,000	3.750	07/01/2022	48,000
390,000	3.875	07/01/2023	312,000
Puerto Rico Electric Power Authority RB Refunding Series 2010 DDD-RSA-1 (NR/NR)*
215,000	3.300	07/01/2019	167,431
80,000	3.500	07/01/2020	62,300
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (D/Ca)*
1,000	5.000	07/01/2024	776

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (D/NR)*
$80,000	4.375%	07/01/2021	$ 64,400
100,000	4.375	07/01/2022	80,500
65,000	5.000	07/01/2022	52,487
190,000	4.500	07/01/2023	152,950
125,000	5.000	07/01/2024	100,938
90,000	4.625	07/01/2025	72,450
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (NR/NR)*
65,000	3.700	07/01/2017	50,619
1,230,000	5.000	07/01/2017	977,850
145,000	4.250	07/01/2018	113,644
3,130,000	5.000	07/01/2019	2,488,350
260,000	4.250	07/01/2020	203,775
25,000	5.250	07/01/2020	19,937
Puerto Rico Electric Power Authority RB Series 2007 TT-RSA-1 (D/NR)*
1,295,000	5.000	07/01/2032	1,045,712
1,385,000	5.000	07/01/2037	1,118,388
Puerto Rico Electric Power Authority RB Series 2007 TT-RSA-1 (NR/NR)*
300,000	4.200	07/01/2019	235,125
Puerto Rico Electric Power Authority RB Series 2008 WW-RSA-1 (D/NR)*
3,765,000	5.250	07/01/2033	3,049,650
Puerto Rico Electric Power Authority RB Series 2008 WW-RSA-1 (NR/NR)*
2,000,000	5.500	07/01/2020	1,597,500
Puerto Rico Electric Power Authority RB Series 2010 AAA (D/Ca)*
4,000	5.250	07/01/2027	3,115
4,000	5.250	07/01/2028	3,115
Puerto Rico Electric Power Authority RB Series 2010 AAA-RSA-1 (D/NR)*
130,000	5.250	07/01/2023	105,300
1,485,000	5.250	07/01/2027	1,202,850
2,115,000	5.250	07/01/2028	1,713,150
Puerto Rico Electric Power Authority RB Series 2010 BBB-RSA-1 (D/NR)*
90,000	5.400	07/01/2028	70,762
Puerto Rico Electric Power Authority RB Series 2010 CCC-RSA-1 (D/NR)*
80,000	5.000	07/01/2022	64,600
90,000	4.250	07/01/2023	72,450
60,000	4.500	07/01/2023	48,300
50,000	4.600	07/01/2024	40,250
210,000	4.625	07/01/2025	169,050
900,000	5.000	07/01/2025	726,750
25,000	5.000	07/01/2026	20,187
40,000	4.800	07/01/2027	32,200
Puerto Rico Electric Power Authority RB Series 2010 EEE-RSA-1 (D/NR)*
1,175,000	5.950	07/01/2030	944,406
4,620,000	6.050	07/01/2032	3,719,100
115,000	6.250	07/01/2040	92,863
Puerto Rico Electric Power Authority RB Series 2010 XX-RSA-1 (D/NR)*
20,000	4.875	07/01/2027	16,100
7,590,000	5.250	07/01/2040	6,147,900
Puerto Rico Electric Power Authority RB Series 2010 YY-RSA-1 (D/NR)*
2,130,000	6.125	07/01/2040	1,717,312
Puerto Rico Electric Power Authority RB Series 2012 A-RSA-1 (D/NR)*
1,905,000	4.800	07/01/2029	1,533,525
14,720,000	5.000	07/01/2042	11,886,400
Puerto Rico Electric Power Authority RB Series 2013 A-RSA-1 (D/NR)*
715,000	7.250	07/01/2030	597,919
5,210,000	7.000	07/01/2033	4,343,837
6,190,000	7.000	07/01/2040	5,160,913
Puerto Rico Electric Power Authority RB Series 2016 A4-RSA-1 (NR/NR)*
747,236	10.000	07/01/2019	627,678
Puerto Rico Electric Power Authority RB Series 2016 B4-RSA-1 (NR/NR)*
747,235	10.000	07/01/2019	627,677
Puerto Rico Electric Power Authority RB Series 2016 E-1-RSA-1 (NR/NR)*
5,036,850	10.000	01/01/2021	4,300,211

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Series 2016 E-2-RSA-1 (NR/NR)*
$5,036,850	10.000%	07/01/2021	$ 4,300,211
Puerto Rico Electric Power Authority RB Series 2016 E-3-RSA-1 (NR/NR)*
1,678,950	10.000	01/01/2022	1,433,404
Puerto Rico Electric Power Authority RB Series 2016 E-4-RSA-1 (NR/NR)*
1,678,950	10.000	07/01/2022	1,433,404
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (ASSURED GTY) (AA/A3)
2,000,000	5.250	07/01/2041	2,409,500
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (NR/Baa2)
2,395,000	5.250	07/01/2035	2,552,304
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
470,000	5.250	07/01/2032	559,295
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (AA/A2)
100,000	5.500	07/01/2029	119,267
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (ASSURED GTY) (AA/A3)
185,000	5.500	07/01/2031	223,528
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (AGM-CR) (AA/A2)
2,455,000	5.500	07/01/2029	2,928,005
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR) (AGC-ICC) (AA/A2)
330,000	5.500	07/01/2026	386,196
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (NR/C)
3,825,000	5.250	07/01/2031	4,205,664
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (ASSURED GTY) (AA/A3)
320,000	5.250	07/01/2034	383,360
27,260,000	5.250	07/01/2036	32,700,551
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NATL-RE) (NR/Baa2)
1,570,000	5.250	07/01/2033	1,678,754
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NATL-RE-IBC) (NR/Baa2)
4,920,000	4.750	07/01/2038	4,950,356
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (NR/C)(c)
4,785,000	0.000	07/01/2034	2,686,777
3,850,000	0.000	07/01/2035	2,064,640
2,250,000	0.000	07/01/2037	1,103,265
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2009 P (COMWLTH GTD) (NR/Ca)*
1,000,000	6.125	07/01/2023	873,750
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(c)
4,313,000	0.000	07/01/2031	3,355,427
10,295,000	0.000	07/01/2033	7,371,529
77,325,000	0.000	07/01/2046	23,923,582
121,370,000	0.000	07/01/2051	27,025,458
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
124,951,000	4.329	07/01/2040	135,401,902
562,000	4.536	07/01/2053	609,658
12,699,000	4.784	07/01/2058	13,961,788
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
3,939,000	4.500	07/01/2034	4,306,469
3,447,000	4.550	07/01/2040	3,783,496
25,341,000	4.750	07/01/2053	27,848,745
71,774,000	5.000	07/01/2058	79,984,946

			698,538,381

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Rhode Island – 0.2%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (CCC-/NR)(c)
$124,220,000	0.000%	06/01/2052	$ 18,680,204

South Carolina – 0.2%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
2,963,000	6.875	11/01/2035	2,967,800
South Carolina Jobs-Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 C (A-/NR)
2,365,000	5.000	11/15/2047	2,713,719
South Carolina Public Service Authority RB Tax-Exempt Series 2015 E (A/A2)
7,790,000	5.250	12/01/2055	9,209,494
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (AA/A2)
2,250,000	4.000	04/15/2045	2,614,815
2,000,000	3.000	04/15/2049	2,093,820

			19,599,648

Tennessee – 0.2%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (BBB+/Baa1)
2,200,000	4.000	08/01/2044	2,505,514
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-2 (BBB+/Baa1)
1,900,000	5.000	08/01/2049	2,305,688
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/Baa1)
5,230,000	4.000	07/01/2040	5,856,083
Johnson City Health & Educational Board Retirement Facilities RB for Mountain States Health Alliance Series 2012 A (A-/Baa1)
1,500,000	5.000	08/15/2042	1,566,975
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
2,500,000	5.000	07/01/2040	2,948,725
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (BBB-/NR)
315,000	5.000	10/01/2029	361,828
230,000	5.000	10/01/2034	261,968
375,000	5.000	10/01/2039	419,415
450,000	5.000	10/01/2048	496,012
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(a)
850,000	5.125	06/01/2036	916,479
Shelby County Health Educational & Housing Facilities Board RB Refunding for The Village at Germantown Residential Care Facility Mortgage Series 2012 (BBB-/NR)(e)
2,000,000	5.375	12/01/2022	2,194,320

			19,833,007

Texas – 4.8%
Argyle Special Assessment RB for Waterbrook of Argyle Public Improvement District Project Series 2018 (NR/NR)(a)
650,000	4.250	09/01/2023	675,727
500,000	4.625	09/01/2028	567,245
2,340,000	5.125	09/01/2038	2,709,276
2,580,000	5.250	09/01/2047	2,959,363
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (BBB-/NR)
1,480,000	5.000	01/01/2029	1,542,811

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Board of Managers, Joint Guadalupe County - City of Seguin Hospital Mortgage Improvement RB Refunding Bonds Series 2015 (BB/NR)
$1,950,000	5.250%	12/01/2035	$ 2,166,821
2,435,000	5.000	12/01/2040	2,599,484
Cedar Bayou Navigation District Special Assessment Series 2020 (NR/NR)
9,415,000	6.000	09/15/2051	9,582,210
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015 A (A-/Baa1)
3,900,000	5.000	01/01/2045	4,446,702
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (A-/Baa1)
1,600,000	5.000	01/01/2040	1,861,040
2,465,000	5.000	01/01/2046	2,839,236
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 B (A-/Baa1)
2,575,000	5.000	01/01/2045	3,226,913
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(a)
2,190,000	6.500	09/01/2048	2,559,146
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(a)
6,000,000	5.125	11/01/2033	6,557,100
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)(a)
430,000	3.750	09/01/2040	446,959
1,490,000	4.000	09/01/2050	1,562,693
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(a)
400,000	5.500	09/01/2046	469,124
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
1,125,000	5.625	09/01/2038	1,329,829
1,700,000	5.750	09/01/2047	1,996,803
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#2-3 Project Series 2019 (NR/NR)(a)
2,380,000	4.250	09/01/2049	2,565,188
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#4 Project Series 2020 (NR/NR)(a)
1,800,000	4.125	09/01/2050	1,869,732
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Major Improvement Area Project Series 2015 (NR/NR)
3,815,000	7.500	09/01/2045	4,113,829
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Neighborhood Improvement Area #1 Project Series 2015 (NR/NR)
1,760,000	6.250	09/01/2045	1,860,197
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(a)
692,000	3.875	08/15/2040	715,037
994,000	4.125	08/15/2050	1,026,772
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(a)
1,360,000	4.250	08/15/2049	1,466,298
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Series 2018 (NR/NR)(a)
910,000	4.350	08/15/2039	936,408
1,920,000	4.500	08/15/2048	1,976,160
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (AA/NR)
2,050,000	3.250	08/15/2043	2,178,781

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
$4,345,000	5.000%	09/01/2047	$ 4,877,089
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
1,390,000	4.500	09/01/2037	1,542,817
2,435,000	5.000	09/01/2044	2,740,982
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
2,235,000	4.500	09/01/2032	2,562,651
4,715,000	4.500	09/01/2038	5,312,061
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(a)
2,450,000	4.375	09/01/2049	2,680,471
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (BBB+/NR)
1,500,000	5.000	08/15/2043	1,634,925
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(a)
1,405,000	4.625	09/01/2039	1,582,311
900,000	4.750	09/01/2044	1,004,913
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)(a)
1,310,000	3.625	09/01/2040	1,302,297
400,000	4.000	09/01/2046	405,752
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(a)
1,225,000	4.875	09/01/2044	1,379,289
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
990,000	3.750	09/01/2042	1,038,253
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(a)
580,000	4.250	09/15/2039	634,172
2,415,000	4.500	09/15/2049	2,634,234
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(a)
850,000	5.000	09/15/2049	943,474
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)(a)
1,890,000	4.000	09/01/2054	1,981,022
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)(a)
295,000	4.500	09/15/2040	328,297
525,000	4.625	09/15/2049	581,369
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(a)
785,000	4.250	09/15/2039	879,349
3,000,000	4.375	09/15/2049	3,318,270
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(a)
1,155,000	5.750	09/15/2039	1,283,309
2,055,000	6.000	09/15/2049	2,279,303
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(a)
2,405,000	5.875	09/15/2039	2,680,445
5,200,000	5.125	09/15/2048	5,819,528
3,830,000	6.125	09/15/2048	4,267,118
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)(a)
550,000	5.250	09/01/2040	595,908
355,000	5.625	09/01/2040	384,529
560,000	4.125	09/01/2049	619,478
1,510,000	5.375	09/01/2050	1,628,958

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)(a)
$1,175,000	3.750%	09/01/2040	$ 1,223,316
1,060,000	4.000	09/01/2050	1,103,068
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(a)
1,355,000	4.125	09/01/2048	1,439,511
1,465,000	4.500	09/01/2048	1,579,329
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2018 (NR/NR)(a)
2,465,000	4.875	09/01/2048	2,762,698
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)(a)
1,050,000	4.375	09/01/2049	1,159,305
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(a)
126,000	3.875	09/01/2040	134,199
175,000	4.125	09/01/2050	186,699
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
400,000	4.875	09/01/2039	456,456
835,000	5.000	09/01/2049	945,111
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(a)
2,205,000	4.500	09/01/2039	2,412,006
1,185,000	5.500	09/01/2039	1,337,012
1,490,000	4.750	09/01/2049	1,627,989
2,140,000	5.750	09/01/2049	2,411,587
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(a)
750,000	3.750	09/01/2040	806,078
1,250,000	4.000	09/01/2050	1,358,525
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(a)
1,195,000	3.875	09/15/2040	1,243,003
1,780,000	4.125	09/15/2050	1,850,648
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)(a)
110,000	4.375	09/15/2030	114,433
500,000	4.125	09/15/2040	527,865
1,520,000	4.375	09/15/2050	1,603,995
600,000	5.125	09/15/2050	631,434
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)(a)
1,760,000	4.750	09/15/2049	1,934,275
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(a)
1,070,000	3.750	09/15/2040	1,113,238
1,490,000	4.000	09/15/2050	1,549,496
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
765,000	5.375	09/01/2040	820,187
1,800,000	5.625	09/01/2050	1,940,238
City of Shenandoah Special Assessment RB for Metropark Public Improvement District Series 2018 (NR/NR)
240,000	4.500	09/01/2023	248,834
780,000	5.000	09/01/2028	879,770
2,035,000	5.600	09/01/2038	2,364,202
2,470,000	5.700	09/01/2047	2,835,733
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)(a)
800,000	3.750	09/15/2040	833,008
1,200,000	4.000	09/15/2050	1,248,912
Dallas County Flood Control District No. 1 Unlimited Tax GO Refunding Bonds Series 2015 (NR/NR)(a)
3,250,000	5.000	04/01/2032	3,394,592

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(a)
$195,000	3.750%	08/15/2024	$ 197,332
350,000	4.000	08/15/2029	357,042
1,150,000	4.500	08/15/2035	1,175,243
875,000	5.000	08/15/2044	902,886
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (NR/Baa2)
1,545,000	4.750	05/01/2038	1,631,010
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (NR/Baa2)
5,685,000	4.750	11/01/2042	6,000,859
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(a)
1,575,000	5.000	09/01/2027	1,694,417
895,000	5.000	09/01/2032	940,394
1,315,000	5.125	09/01/2037	1,363,734
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (AA+/NR)(b)
15,140,000	0.000	10/01/2046	17,524,247
11,100,000	0.000	10/01/2047	12,857,685
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa1)(d)
(3 Mo. LIBOR + 0.67%),
23,855,000	0.819	08/15/2035	21,539,157
Harris County-Houston Sports Authority RB Refunding Series 2004 A (NATL-RE) (BB/Baa2)(c)
5,525,000	0.000	11/15/2036	2,422,160
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(a)
1,340,000	4.500	09/01/2039	1,471,213
1,800,000	4.750	09/01/2049	1,972,764
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
595,000	3.750	09/01/2032	658,177
510,000	3.875	09/01/2037	563,560
930,000	4.000	09/01/2047	1,019,671
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (B/NR)
15,835,000	5.000	07/15/2028	17,842,146
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (AMT) (BB-/NR)
875,000	5.000	07/01/2027	981,680
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (BB-/NR)
2,750,000	5.000	07/15/2027	3,086,298
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (BB-/NR)
2,780,000	5.000	07/15/2027	3,119,966
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (B/Ba3)
10,000,000	6.625	07/15/2038	10,384,200
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (B/Ba3)
9,250,000	5.000	07/01/2029	9,820,262
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal Improvement Projects Series 2015 B-1 (AMT) (B/NR)
10,500,000	5.000	07/15/2035	11,186,490
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (BB/NR)
1,950,000	5.000	12/01/2045	2,042,098

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(a)
$390,000	4.500%	09/01/2023	$ 406,946
785,000	5.000	09/01/2028	900,269
1,170,000	5.375	09/01/2038	1,340,668
1,930,000	5.125	09/01/2047	2,177,619
1,500,000	5.500	09/01/2047	1,703,100
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (BB-/NR)(a)
19,675,000	4.625	10/01/2031	20,916,886
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
705,000	5.500	02/15/2040	809,995
1,325,000	5.250	02/15/2045	1,485,365
780,000	4.000	02/15/2051	794,547
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (BBB-/NR)
1,850,000	5.000	09/15/2043	2,045,027
2,800,000	5.000	09/15/2048	3,078,040
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (BB+/NR)(a)
1,465,000	5.000	08/15/2051	1,599,970
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (B/B2)
335,000	5.000	04/01/2031	330,752
300,000	5.000	04/01/2036	293,253
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (NR/WR)(e)
1,000,000	5.000	04/01/2025	1,186,190
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Texas A&M University at Galveston Collegiate Housing Project Series 2014 A (NR/Baa3)
1,385,000	4.750	04/01/2046	1,341,940
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
8,500,000	5.000	01/01/2048	9,975,430
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 A (AMT) (NR/NR)(a)
9,995,000	4.000	01/01/2050	10,060,967
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 B (NR/NR)(a)
4,125,000	6.000	01/01/2025	4,118,524
Rowlett Special Assessment RB for Bayside Public Improvement District North Improvement Area Project Series 2016 (NR/NR)
175,000	5.750	09/15/2036	181,472
460,000	6.000	09/15/2046	473,455
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(a)
825,000	4.125	09/15/2039	892,493
3,275,000	4.375	09/15/2049	3,541,160
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
7,300,000	5.000	05/15/2045	7,778,150
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(d)
(3 Mo. LIBOR + 0.70%),
5,770,000	0.845	12/15/2026	5,747,670
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (BBB/Baa2)
5,000,000	4.000	12/31/2037	5,839,850
3,750,000	4.000	12/31/2038	4,367,775
3,000,000	4.000	12/31/2039	3,487,230

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (BBB-/Baa3)
$3,900,000	5.000%	12/31/2050	$ 4,303,650
3,900,000	5.000	12/31/2055	4,296,006
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2013 (AMT) (BBB-/Baa3)
5,000,000	6.750	06/30/2043	5,710,300
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (BBB-/Baa3)
28,790,000	5.000	06/30/2058	34,480,631
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (A-/Baa1)
2,850,000	5.000	08/15/2042	3,206,450
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases #2-3 Project Series 2018 (NR/NR)(a)
1,353,000	5.875	09/01/2047	1,589,937
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(a)
1,400,000	5.000	09/01/2047	1,561,476
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
390,000	3.125	12/01/2035	398,221
457,000	3.375	12/01/2040	466,638
786,000	3.500	12/01/2047	802,333
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
64,000	4.000	12/01/2021	65,382
500,000	4.000	12/01/2027	542,430
1,545,000	4.750	12/01/2035	1,683,525

			462,542,623

Utah – 0.3%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (NR/NR)
8,150,000	7.100	08/15/2023	8,493,115
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)(a)
10,250,000	5.500	02/01/2050	10,372,385
Medical School Campus Public Infrastructure District GO Bonds Series 2020 B (NR/NR)(a)
1,954,000	7.875	08/15/2050	1,974,458
Salt Lake City RB for International Airport Series 2017 A (AMT) (A/A2)
6,000,000	5.000	07/01/2047	7,118,640

			27,958,598

Vermont – 0.0%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000	5.000	05/01/2047	1,024,420

Virgin Islands – 0.4%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (NR/Caa2)
10,775,000	5.000	10/01/2025	10,776,401
7,910,000	5.000	10/01/2029	7,910,316
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (NR/Caa2)
6,080,000	5.000	10/01/2032	6,076,048
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (B/NR)
9,850,000	5.000	10/01/2039	8,971,675
Virgin Islands Public Finance Authority RB Refunding Series 2014 C (AGM-CR) (AA/A2)
3,515,000	5.000	10/01/2039	3,922,670

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virgin Islands – (continued)
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (NR/Caa3)
$1,945,000	6.000%	10/01/2039	$ 1,865,858

			39,522,968

Virginia – 1.5%
Alexandria City IDA for Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2015 (BBB+/NR)
2,700,000	5.000	10/01/2045	2,912,004
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (BBB-/NR)
5,000,000	5.000	01/01/2050	5,652,850
5,000,000	5.000	01/01/2059	5,604,250
Mosaic District Community Development Authority RB Series 2011 A (ETM) (NR/NR)(e)
990,000	6.250	03/01/2021	999,405
Mosaic District Community Development Authority RB Series 2011 A (NR/NR)
2,000,000	6.625	03/01/2026	2,020,000
7,000,000	6.875	03/01/2036	7,072,730
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (BBB+/NR)
710,000	4.000	04/01/2045	738,443
880,000	5.000	04/01/2049	995,183
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B-/B3)
11,560,000	6.706	06/01/2046	12,094,881
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC-/NR)(c)
236,845,000	0.000	06/01/2047	53,834,869
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (CCC-/NR)(c)
34,250,000	0.000	06/01/2047	7,626,790
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (BBB/Baa3)
1,375,000	5.000	12/31/2047	1,603,814
520,000	5.000	12/31/2052	604,827
26,545,000	5.000	12/31/2056	30,788,484
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2019 (AMT) (BBB-/NR)
4,250,000	5.000	01/01/2044	4,410,437
3,370,000	5.000	07/01/2049	3,496,173
Virginia Small Business Financing Authority Solid Waste Disposal Facilities RB for Covanta Holding Corp. Project Series 2018 (AMT) (B/NR)(a)(f)(g)
1,000,000	5.000	07/01/2038	1,036,420

			141,491,560

Washington – 1.3%
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (AMT) (BB/NR)
7,355,000	5.000	04/01/2030	7,871,542
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
3,790,000	5.000	08/01/2049	4,599,241
Washington Higher Education Facilities Authority RB for Seattle University Series 2020 (A/NR)
1,125,000	4.000	05/01/2050	1,259,381
Washington State Convention Center Public Facilities District RB Series 2018 (BBB+/Baa1)
16,450,000	5.000	07/01/2048	19,209,652
37,700,000	4.000	07/01/2058	40,277,926
35,975,000	5.000	07/01/2058	41,936,777

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (BB/NR)(a)
$1,350,000	5.000%	01/01/2049	$ 1,454,800
3,800,000	5.000	01/01/2055	4,079,718

			120,689,037

West Virginia – 0.4%
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (BBB-/NR)
955,000	3.000	03/01/2035	933,006
2,685,000	3.000	03/01/2037	2,586,890
2,685,000	3.250	03/01/2041	2,592,207
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2020 (AMT) (B/B2)(f)(g)
3,250,000	5.000	07/01/2025	3,373,565
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
6,120,000	5.000	01/01/2043	7,340,450
13,000,000	4.125	01/01/2047	14,273,610
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (NR/Baa1)
1,650,000	5.000	09/01/2038	1,983,795
1,525,000	5.000	09/01/2039	1,829,634

			34,913,157

Wisconsin – 0.9%
Public Finance Authority Beyond Boone LLC-Appalachian State University Project RB Bonds Series 2019 A (AGM) (AA/A2)
900,000	5.000	07/01/2044	1,060,263
2,350,000	4.125	07/01/2049	2,583,073
1,300,000	5.000	07/01/2054	1,513,993
1,600,000	5.000	07/01/2058	1,861,600
Public Finance Authority Education RB for North Carolina Leadership Charter Academy, Inc. Series 2019 A (NR/NR)(a)
305,000	4.000	06/15/2029	317,563
385,000	5.000	06/15/2039	409,078
495,000	5.000	06/15/2049	519,978
430,000	5.000	06/15/2054	450,627
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB-/Baa3)
5,900,000	4.300	11/01/2030	6,588,058
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (AA/A2)
760,000	4.000	07/01/2045	833,226
950,000	4.000	07/01/2050	1,034,911
1,185,000	4.000	07/01/2055	1,286,341
1,520,000	4.000	07/01/2059	1,649,443
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (NR/Ba1)(a)
5,650,000	5.000	12/01/2055	6,232,741
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (NR/Ba1)(a)
1,300,000	5.000	06/15/2054	1,431,469
Public Finance Authority RB for Founders Academy of Las Vegas Series 2020 A (BB-/NR)(a)
520,000	4.000	07/01/2030	540,821
700,000	5.000	07/01/2040	758,093
1,875,000	5.000	07/01/2055	1,996,556
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(a)
3,100,000	5.250	03/01/2045	3,437,094
7,110,000	5.250	03/01/2055	7,825,479

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-1 (NR/NR)*(a)
$41,995	5.500%	12/01/2048	$ 20,997
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-2 (NR/NR)*(a)
85,207	7.250	12/01/2048	42,604
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (BBB-/NR)
2,600,000	5.200	12/01/2037	2,990,962
1,525,000	5.350	12/01/2045	1,735,770
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (BB/NR)(a)
565,000	5.000	04/01/2040	641,405
2,000,000	5.000	04/01/2050	2,233,300
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A/A3)
1,425,000	4.000	01/01/2045	1,623,189
1,900,000	3.000	01/01/2050	1,941,363
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)(a)
1,950,000	5.000	06/01/2050	2,047,910
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (BBB+/NR)
12,080,000	4.000	01/01/2052	11,973,817
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)(a)
1,450,000	5.000	09/01/2049	1,488,860
1,360,000	5.000	09/01/2054	1,391,566
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (BB/NR)(a)
3,205,000	6.125	10/01/2049	3,237,210
Public Finance Authority RB Refunding for UMA Education, Inc. Series 2019 A (BB/NR)(a)
1,020,000	5.000	10/01/2034	1,125,397
350,000	5.000	10/01/2039	384,240
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (BBB/NR)
575,000	5.000	11/15/2044	635,697
765,000	5.000	11/15/2049	842,303
Public Finance Authority Student Housing RB for CHF-Cullowhee, LLC-Western Carolina University Project Series 2015 A (BBB-/NR)
3,250,000	5.250	07/01/2047	3,429,888
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (BBB/NR)
385,000	4.000	03/15/2040	429,044
1,115,000	5.000	03/15/2050	1,336,651
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (NR/Baa1)
1,315,000	3.000	02/01/2042	1,346,257
435,000	4.000	02/01/2045	471,375

			83,700,212

Wyoming – 0.4%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A/A3)
32,340,000	3.625	07/15/2039	35,469,218

TOTAL MUNICIPAL BONDS (Cost $8,440,947,881)			$9,349,078,137

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – 0.3%
Health Care Equipment & Services – 0.2%
CommonSpirit Health
$1,293,000	4.350%	11/01/2042	$ 1,515,019
Prime Healthcare Foundation, Inc. Series B
16,525,000	7.000	12/01/2027	19,913,209

			21,428,228

Real Estate(i) – 0.1%
Benloch Ranch Improvement Association No. 1 Series 2020
12,165,000	9.750	12/01/2039	11,967,562

TOTAL CORPORATE BONDS (Cost $29,610,910)			$ 33,395,790

TOTAL INVESTMENTS – 97.8% (Cost $8,470,558,791)			$9,382,473,927

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%			209,404,989

NET ASSETS – 100.0%			$9,591,878,916

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Zero coupon bond until next reset date.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2020.

(e)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(f)	Variable Rate Demand Instruments – rate shown is that which is in effect on December 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the i3ssuer or agent and are based on current market conditions.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2020.

(h)	When-issued security.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BAM	— Build America Mutual Assurance Co.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
CA MTG INS	— Insured by California Mortgage Insurance
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
Mo.	— Month
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PILOT	— Payment in Lieu of Taxes
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SD CRED PROG	— School District Credit Program
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
USD	— United States Dollar
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At December 31, 2020, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at December 31, 2020(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.302%	Bank of America NA	03/20/2023	USD 4,000	$63,092	$(43,937)	$107,029
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.700	0.223	JPMorgan Chase Bank NA	06/20/2021	10,000	75,170	—	75,170
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.302		03/20/2023	9,000	141,956	(98,860)	240,816
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.326		09/20/2023	15,000	278,477	(189,766)	468,243
Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	1.830	1.974		06/20/2021	10,000	(1,101)	—	(1,101)
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.334	Morgan Stanley Co., Inc.	12/20/2023	10,000	199,353	(84,084)	283,437
Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	1.000	2.710		12/20/2023	10,000	(439,112)	(227,593)	(211,519)

TOTAL						$317,835	$(644,240)	$962,075

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 93.8%
Alabama – 0.9%
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B-/Caa2)
$100,000	5.750%	10/01/2049	$ 97,617
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
125,000	5.000	10/01/2030	145,732
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
200,000	5.500	10/01/2053	223,194
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
30,000	6.500	10/01/2053	35,321
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 F (BBB/NR)(a)
125,000	0.000	10/01/2050	126,228

			628,092

Alaska – 0.1%
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (NR/B3)
75,000	5.000	06/01/2046	76,108

Arizona – 2.0%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(b)
	(3 Mo. LIBOR + 0.81%),
470,000	0.961	01/01/2037	442,980
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (AA-/NR)
25,000	3.375	07/01/2041	26,196
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
99,000	4.750	07/01/2043	100,307
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (BBB-/NR)
100,000	5.000	05/15/2041	112,764
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (A-/NR)
140,000	5.000	11/15/2042	160,009
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(c)
25,000	5.125	10/01/2030	26,659
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (BBB+/A3)
315,000	5.000	12/01/2037	449,395

			1,318,310

Arkansas – 0.1%
Batesville Public Facilities Board RB Refunding for White River Health System Obligated Group Series 2020 (BBB-/NR)
50,000	5.000	06/01/2027	56,610

California – 8.8%
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA/A2)(d)
200,000	0.000	08/01/2036	135,092
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-1 (BBB-/NR)
25,000	4.000	06/01/2049	27,579
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (BBB+/NR)
50,000	4.000	06/01/2049	57,586
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (BBB-/NR)
25,000	5.000	06/01/2049	29,992

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)(d)
$250,000	0.000%	06/01/2055	$ 57,782
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (BB+/NR)(d)
400,000	0.000	06/01/2055	47,340
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC - M@College Project Series 2020 A (NR/Baa3)
50,000	5.000	08/01/2045	59,829
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (BBB-/NR)
75,000	5.000	12/31/2037	89,803
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(c)
55,000	5.000	06/15/2040	59,228
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (BB+/NR)(c)
365,000	3.000	07/01/2030	369,161
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 A (NR/NR)
50,000	5.000	09/02/2048	58,992
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2020 (NR/NR)
200,000	4.000	09/01/2050	215,986
City of Calimesa CA Community Facilities District No. 2018-1 Special Tax Series 2020 (NR/NR)
185,000	4.000	09/01/2033	209,703
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
25,000	3.000	09/01/2039	25,899
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000	09/01/2030	114,567
City of Roseville Special Tax The Ranch at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
250,000	4.000	09/01/2033	278,087
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
25,000	4.000	09/01/2040	27,417
County of Madera Community Facilities District No. 2017-1 Special Tax Series 2020 (NR/NR)
100,000	4.000	09/01/2040	108,897
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC-/NR)(d)
300,000	0.000	06/01/2047	66,078
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
100,000	5.000	06/01/2047	103,728
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (CCC/NR)(d)
250,000	0.000	06/01/2036	91,622
Los Angeles Department of Airports Subordinated RB Refunding Series 2015 C (A+/Aa3)
275,000	5.000	05/15/2028	325,875
Los Angeles Department of Airports Subordinated RB Series 2018 C (AMT) (A+/Aa3)
60,000	5.000	05/15/2030	75,395
Modesto Irrigation District Financing Authority RB for Domestic Water Project Series 2007 F (NATL-RE) (AA-/Baa2)(b)
	(3 Mo. LIBOR + 0.63%),
25,000	0.781	09/01/2037	22,311
Needles Unified School District GO Bonds 2011 B (AGM) (AA/A2)(a)
865,000	0.000	08/01/2041	861,263

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(d)
$800,000	0.000%	08/01/2031	$ 665,960
50,000	0.000	08/01/2033	39,204
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
125,000	3.000	09/01/2034	129,418
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE) (AA/Aa2)(b)
	(3 Mo. LIBOR + 0.53%),
200,000	0.681	12/01/2035	186,640
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(b)
	(3 Mo. LIBOR + 0.55%),
100,000	0.701	06/01/2034	93,911
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (AA-/Aa2)(d)
300,000	0.000	07/01/2031	261,966
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 E (AMT) (A/A1)
500,000	4.000	05/01/2050	566,800
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2016 A (A/A1)
150,000	5.000	05/01/2022	159,192
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (NR/Baa3)
100,000	4.000	08/01/2032	114,173
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Series 2020 (NR/NR)
100,000	4.000	09/01/2050	106,099
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
25,000	5.000	09/01/2047	28,119

			5,870,694

Colorado – 3.7%
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
125,000	5.350	12/01/2050	127,495
Citadel on Colfax Business Improvement District Senior RB Series 2020 B (NR/NR)
100,000	7.875	12/15/2050	101,690
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (NR/Baa1)
200,000	4.000	09/01/2045	229,234
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (AA/Aa2)
100,000	4.000	11/15/2043	117,191
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
400,000	4.000	08/01/2039	463,252
Denver City & County Airport RB Refunding Series 2018 A (AMT) (A/A2)
75,000	5.250	12/01/2048	91,424
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (B/NR)
100,000	5.000	10/01/2032	104,867
Denver Health & Hospital Authority RB Refunding Series 2019 A (BBB/NR)
335,000	5.000	12/01/2033	415,943
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (A/A2)(d)
20,000	0.000	09/01/2034	15,555
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (A/A2)(d)
110,000	0.000	09/01/2030	95,275

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Regional Transportation District RB Refunding for Denver Transit Partners LLC Series 2020 A (A-/Baa2)
$20,000	5.000%	01/15/2027	$ 24,756
15,000	5.000	07/15/2027	18,751
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (AA/Baa3)
65,000	5.000	12/01/2026	79,747
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
575,000	3.375	12/01/2030	592,825

			2,478,005

Connecticut – 0.0%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
25,000	5.500	08/01/2029	30,548

Delaware – 0.2%
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (NR/Baa3)
100,000	4.000	07/01/2030	110,974

District of Columbia – 0.3%
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (A-/Baa1)
195,000	6.500	05/15/2033	216,462

Florida – 16.0%
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.250	05/01/2031	103,751
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
55,000	3.750	05/01/2029	58,706
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(c)
80,000	3.625	06/01/2024	82,042
Bellagio Community Development District Special Assessment Bonds Series 2013 (BBB/NR)
45,000	6.000	11/01/2027	52,601
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.625	12/15/2040	102,735
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (NR/NR)
100,000	5.875	07/01/2054	80,125
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (NR/Ba2)(c)
250,000	5.250	12/01/2058	265,130
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School, Inc. Series 2020 A (NR/Baa3)
200,000	4.000	08/01/2030	228,682
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (NR/Ba2)(c)
100,000	4.000	12/01/2028	103,076
100,000	5.250	12/01/2043	107,345
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
30,000	4.250	05/01/2037	32,915
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(c)
100,000	3.700	05/01/2040	101,735
City of Jacksonville RB Refunding for Genesis Health, Inc. Obligated Group Series 2020 (A/NR)
145,000	4.000	11/01/2039	167,694

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (A-/NR)
$125,000	3.250%	09/01/2025	$ 136,379
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
100,000	3.500	12/15/2029	104,441
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
170,000	3.125	05/01/2030	175,046
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A/A1)
40,000	5.000	09/01/2035	50,597
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)(c)
265,000	2.700	05/01/2025	267,629
310,000	3.125	05/01/2030	318,767
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(c)
100,000	2.625	05/01/2025	100,433
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
400,000	3.750	05/01/2040	399,984
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
100,000	4.000	05/01/2040	103,783
Enbrook Community Development District Special Assessment Series 2020 (NR/NR)(c)
135,000	4.000	05/01/2040	142,858
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (BBB+/Baa2)
375,000	4.000	08/15/2045	417,619
100,000	4.000	08/15/2050	110,288
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(c)
100,000	5.000	11/01/2039	110,328
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
200,000	5.000	05/01/2035	236,330
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(c)
100,000	4.000	06/01/2030	103,243
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (BB+/NR)(c)
100,000	5.125	06/01/2040	111,898
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
100,000	4.000	06/01/2030	102,971
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(c)
100,000	7.375	01/01/2049	97,772
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (A-/Baa1)
100,000	5.000	04/01/2028	125,280
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 A (AMT) (NR/NR)(c)(e)(f)
100,000	6.375	01/01/2026	96,798
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (BBB+/NR)
150,000	5.000	03/01/2047	166,444
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
125,000	3.700	11/01/2029	133,527

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
$100,000	4.000%	05/01/2030	$ 104,498
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
50,000	3.750	11/01/2024	51,293
50,000	4.750	11/01/2039	54,671
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
100,000	3.500	11/01/2030	105,073
50,000	4.375	11/01/2049	53,667
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (AA/NR)
60,000	3.000	05/01/2036	63,368
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
100,000	2.875	05/01/2025	101,382
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
95,000	5.000	11/01/2048	107,830
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(c)
25,000	3.500	05/01/2031	26,200
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.500	05/01/2040	102,724
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
85,000	3.400	05/01/2030	88,822
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
100,000	3.200	05/01/2030	103,211
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(c)
200,000	2.500	05/01/2025	202,034
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
125,000	3.250	05/01/2029	128,946
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(c)
100,000	4.000	05/01/2049	103,901
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (AA/NR)
60,000	2.000	05/01/2028	62,993
70,000	2.000	05/01/2029	72,810
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(c)
100,000	4.750	11/01/2048	107,987
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
75,000	4.000	05/01/2038	80,175
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
195,000	3.125	05/01/2025	197,153
Miami RB Refunding for Miami Tunnel Project Series 2012 (AA-/Aa3)(c)
200,000	5.000	03/01/2030	219,220
Miami RB Refunding Parking System Series 2019 (BAM) (AA/A2)
100,000	4.000	10/01/2038	118,419
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.625	05/01/2040	100,469
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)(c)
60,000	3.250	05/01/2024	61,400

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (A/NR)
$100,000	4.000%	05/01/2036	$ 110,814
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
155,000	3.750	05/01/2040	159,673
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (AA/NR)
210,000	2.625	05/01/2034	214,408
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
100,000	2.750	05/01/2025	101,033
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
125,000	3.500	05/01/2037	127,395
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
100,000	3.500	11/01/2030	103,913
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (AA/NR)
100,000	2.625	05/01/2040	104,097
Sandmine Road Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(c)
90,000	2.625	05/01/2025	90,931
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
50,000	3.750	05/01/2040	49,998
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
25,000	4.000	11/01/2031	27,912
St. Johns County Industrial Development Authority RB Refunding Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (A-/NR)
150,000	4.000	08/01/2055	161,767
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
50,000	4.500	06/15/2039	54,978
Storey Park Community Development District Special Assessment Bonds for Assessment Area Three Project Series 2019 (NR/NR)(c)
60,000	3.750	06/15/2029	63,720
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
80,000	3.750	05/01/2040	82,801
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
130,000	2.500	05/01/2025	131,426
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
50,000	4.000	05/01/2033	51,991
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(c)
75,000	3.625	05/01/2040	75,174
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(c)
100,000	3.250	05/01/2030	102,577
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
100,000	3.375	11/01/2030	104,349
University Park Recreation District Special Assessment Series 2019 (BAM) (AA/NR)
85,000	3.375	05/01/2045	94,875
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
50,000	4.125	05/01/2034	52,370

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
$100,000	3.750%	05/01/2037	$ 105,498
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
100,000	2.625	05/01/2024	101,866
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(c)
50,000	1.875	05/01/2025	50,619
50,000	2.625	05/01/2030	51,583
50,000	3.000	05/01/2035	51,595
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.750	05/01/2040	102,531
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)(c)
125,000	4.000	05/01/2040	132,241
100,000	4.000	05/01/2051	104,422
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
50,000	4.750	05/01/2039	55,109
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(c)
150,000	4.250	06/15/2039	164,066
Willow Walk Community Development District Special Assessment Series 2017 (NR/NR)
75,000	3.500	05/01/2023	76,424
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.700	05/01/2040	102,860

			10,682,214

Georgia – 0.2%
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
75,000	5.000	05/15/2049	113,061

Guam – 0.4%
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (B+/Ba2)
25,000	3.625	02/01/2025	25,153
60,000	4.250	02/01/2030	61,783
Guam Government Business Privilege Tax RB Refunding Series 2015 D (BB/NR)
70,000	5.000	11/15/2022	74,607
Guam Government Business Privilege Tax RB Series 2012 B-1 (BB/NR)
30,000	5.000	01/01/2029	30,972
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
75,000	5.000	07/01/2037	88,953

			281,468

Illinois – 18.7%
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(d)
245,000	0.000	12/01/2029	189,172
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(d)
85,000	0.000	12/01/2031	60,816
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (BB-/B1)
30,000	5.500	12/01/2026	34,485
Chicago Illinois Board of Education GO Refunding Bonds Series 2010 F (BB-/B1)
325,000	5.000	12/01/2031	325,481

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL-RE) (BB-/Baa2)(d)
$295,000	0.000%	12/01/2025	$ 263,485
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (BB-/NR)
100,000	7.000	12/01/2044	119,604
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (BB-/NR)
100,000	6.500	12/01/2046	119,222
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
455,000	5.000	12/01/2026	552,702
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
530,000	5.250	01/01/2035	530,964
60,000	5.000	01/01/2040	60,068
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
75,000	5.000	01/01/2033	76,318
100,000	5.000	01/01/2034	101,706
Chicago Illinois GO Refunding Bonds Series 2017 A (BBB+/NR)
375,000	6.000	01/01/2038	438,712
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (A/NR)
55,000	5.000	01/01/2037	64,575
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (A/NR)
910,000	5.250	01/01/2035	1,111,419
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (A/NR)
570,000	5.000	01/01/2039	648,626
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (A/Baa2)
55,000	5.000	11/01/2042	58,486
City of Chicago GO Bonds for Neighborhoods Alive 21 Program Series 2002 B (BBB+/Ba1)
200,000	5.500	01/01/2037	219,498
Cook County Illinois GO Refunding Bonds Series 2010 A (A+/A2)
175,000	5.250	11/15/2033	175,452
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(c)
100,000	6.125	04/01/2049	109,837
Illinois Finance Authority RB for University of Illinois Series 2020 (BBB+/NR)
305,000	5.000	10/01/2033	390,165
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa2)
200,000	5.000	09/01/2046	222,362
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (AA-/NR)
100,000	4.000	01/01/2038	112,924
Illinois State GO Bonds Pension Funding Series 2003 (BBB-/Baa3)
155,000	5.100	06/01/2033	166,813
Illinois State GO Bonds Series 2016 (BBB-/Baa3)
1,000,000	4.000	06/01/2033	1,060,420
Illinois State GO Bonds Series 2017 A (BBB-/Baa3)
35,000	4.500	12/01/2041	38,014
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
100,000	5.000	11/01/2021	102,831
600,000	5.000	11/01/2028	678,252
Illinois State GO Bonds Series 2018 A (BBB-/Baa3)
750,000	5.000	05/01/2032	865,793
Illinois State GO Bonds Series 2020 (BBB-/Baa3)
1,000,000	5.500	05/01/2030	1,247,300
50,000	5.500	05/01/2039	60,502
290,000	5.750	05/01/2045	352,248

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Refunding Bonds Series 2018 B (BBB-/Baa3)
$375,000	5.000%	10/01/2031	$ 437,145
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 C (BBB/NR)
260,000	5.000	06/15/2022	273,663
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL-RE) (BBB/Baa2)(d)
90,000	0.000	12/15/2032	67,125
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2012 B (ST APPROP) (BBB/NR)
335,000	5.000	12/15/2028	349,077
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BBB/NR)(d)
35,000	0.000	12/15/2054	9,021
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (BBB/NR)
65,000	4.000	06/15/2050	69,068
Springfield Electric RB Refunding Senior Lien Series 2015 (A/A3)
60,000	5.000	03/01/2021	60,430
State of Illinois GO Bonds Series 2017 A (BBB-/Baa3)
580,000	4.250	12/01/2040	622,671
State of Illinois GO Bonds Series 2017 D (BBB-/Baa3)
30,000	3.250	11/01/2026	30,850

			12,477,302

Indiana – 0.5%
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (A-/NR)(e)(f)
35,000	2.100	11/01/2026	37,337
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (NR/Ba1)
100,000	3.000	11/01/2030	106,719
Indiana Municipal Power Agency RB Refunding Series 2016 A (A+/A1)
135,000	5.000	01/01/2042	160,360

			304,416

Kentucky – 0.7%
County of Trimble RB for Louisville Gas and Electric Co. Series 2016 A (AMT) (A/A1)(e)(f)
250,000	1.300	09/01/2027	253,588
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
75,000	4.000	06/01/2045	83,288
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (A/NR)
100,000	4.000	10/01/2040	116,895

			453,771

Louisiana – 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Westlake Chemical Corp. Projects Series 2017 (BBB-/Baa2)
25,000	3.500	11/01/2032	27,683
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A-/A2)
200,000	5.000	01/01/2048	231,772
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 B-1 (BBB-/Baa3)(e)(f)
250,000	2.125	07/01/2024	256,150

			515,605

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maine – 0.7%
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A+/A1)
$400,000	4.000%	07/01/2045	$ 465,560

Maryland – 1.6%
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
100,000	4.000	07/01/2040	103,562
Maryland Health & Higher Educational Facilities Authority RB Refunding for Adventist Healthcare Obligated Group Series 2020 (NR/Baa3)
865,000	4.000	01/01/2038	985,339

			1,088,901

Massachusetts – 0.2%
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (BB+/NR)(c)
120,000	5.000	07/15/2023	130,536
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(b)
	(3 Mo. LIBOR + 0.57%),
30,000	0.714	05/01/2037	29,037

			159,573

Michigan – 2.7%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(f)
255,000	4.000	04/01/2034	206,614
City of Detroit GO Bonds Series 2020 (BB-/Ba3)
205,000	5.500	04/01/2045	237,492
205,000	5.500	04/01/2050	236,238
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
250,000	5.000	07/01/2048	276,980
Grand Rapids Charter Township Economic Development Corp. RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (BBB-/NR)
100,000	5.000	05/15/2037	112,671
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A/A2)
100,000	5.000	11/15/2048	125,593
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (AA-/A1)
220,000	4.000	02/15/2047	253,088
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (BBB-/NR)
25,000	5.000	06/01/2049	30,380
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)(d)
1,000,000	0.000	06/01/2065	122,510
Star International Academy RB Refunding Series 2020 (BBB/NR)
100,000	5.000	03/01/2030	114,863
100,000	5.000	03/01/2033	113,521

			1,829,950

Minnesota – 0.0%
Duluth Independent School District No.709 COPS Refunding Series 2019 A (NR/Ba2)
25,000	4.000	03/01/2032	26,052

Mississippi – 0.2%
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (BBB+/Baa3)
60,000	2.500	04/01/2022	60,244

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Mississippi – (continued)
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (BBB/Baa2)(e)(f)
$75,000	1.600%	06/16/2025	$ 78,590

			138,834

Nebraska – 0.0%
Central Plains Energy Project RB Refunding Series 2019 (AA/Aa2)(e)(f)
25,000	4.000	08/01/2025	28,715

Nevada – 0.4%
County of Clark Department of Aviation RB Refunding for Jet Aviation Fuel Tax Series 2013 A (AMT) (A/A1)
150,000	5.000	07/01/2026	162,787
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
100,000	5.000	07/01/2040	111,851

			274,638

New Hampshire – 0.1%
New Hampshire Business Finance Authority RB Refunding for United Illuminating Co. (The) Series 2003 A (A-/Baa1)(e)(f)
40,000	2.800	10/02/2023	42,084

New Jersey – 4.9%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
40,000	5.000	03/01/2032	48,586
New Jersey Economic Development Authority Motor Vehicle Surcharges RB Refunding Subordinate Series 2017 A (BBB/Baa3)
100,000	4.000	07/01/2032	111,025
New Jersey Economic Development Authority RB Series 1997 A (NATL-RE) (BBB/Baa1)
50,000	7.425	02/15/2029	64,446
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (BBB+/NR)
25,000	5.000	07/01/2035	31,188
100,000	5.000	07/01/2045	121,312
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (BBB/Baa1)(d)
1,000,000	0.000	12/15/2035	666,930
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB/Baa1)(d)
200,000	0.000	12/15/2026	180,486
120,000	0.000	12/15/2032	88,973
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2012 AA (BBB/Baa1)
125,000	4.000	06/15/2029	129,251
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB/Baa1)
20,000	5.000	06/15/2046	22,235
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB/Baa1)(d)
190,000	0.000	12/15/2027	170,145
240,000	0.000	12/15/2030	196,682
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB/Baa1)(d)
155,000	0.000	12/15/2033	110,895
235,000	0.000	12/15/2038	139,982
40,000	0.000	12/15/2039	22,949
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (BBB/Baa1)
90,000	4.000	12/15/2031	103,315
140,000	5.000	12/15/2032	172,018
215,000	5.000	12/15/2033	262,816

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (BBB/Baa1)
$250,000	3.000%	06/15/2050	$ 249,998
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (BBB/Baa1)(d)
110,000	0.000	12/15/2032	81,558
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (NR/Baa1)
20,000	5.000	01/01/2037	22,949
State of New Jersey COVID 19 Emergency GO Bonds Series 2020 A (BBB+/A3)
225,000	4.000	06/01/2032	280,438

			3,278,177

New York – 10.1%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (BBB/NR)
100,000	1.625	11/01/2025	101,420
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (BB+/NR)(c)
100,000	5.000	07/01/2040	111,169
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (BBB+/A3)
75,000	4.750	11/15/2045	87,904
75,000	5.000	11/15/2050	89,319
75,000	5.250	11/15/2055	91,348
Metropolitan Transportation Authority RB Green Bond Series 2020 D-1 (BBB+/A3)
100,000	5.000	11/15/2044	121,629
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (BBB+/A3)
185,000	4.000	11/15/2050	204,177
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (BBB+/A3)
100,000	5.000	11/15/2028	120,509
100,000	5.000	11/15/2029	122,428
100,000	5.000	11/15/2030	124,396
Metropolitan Transportation Authority RB Refunding Series 2012 D (BBB+/A3)
100,000	5.000	11/15/2021	102,520
Metropolitan Transportation Authority RB Refunding Series 2016 D (BBB+/A3)
175,000	5.250	11/15/2031	203,985
Metropolitan Transportation Authority RB Refunding Series 2017 D (BBB+/A3)
250,000	5.000	11/15/2032	294,905
Metropolitan Transportation Authority RB Refunding Subseries 2015 C-1 (BBB+/A3)
200,000	5.250	11/15/2028	229,562
Metropolitan Transportation Authority RB Series 2012 B (BBB+/A3)
200,000	4.000	11/15/2029	206,674
Metropolitan Transportation Authority RB Series 2013 B (BBB+/A3)
100,000	5.000	11/15/2022	105,433
Metropolitan Transportation Authority RB Series 2019 D-1 (SP-2/MIG2)
500,000	5.000	09/01/2022	523,930
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (AA/A2)
50,000	4.000	03/01/2045	58,474
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (BBB+/Baa1)
50,000	4.000	03/01/2045	57,622
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(d)
1,000,000	0.000	06/01/2060	41,350

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (BBB-/NR)
$100,000	3.500%	02/15/2048	$ 103,302
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (BBB-/NR)
100,000	4.000	07/01/2031	111,438
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (BBB/Baa2)
200,000	5.000	07/01/2035	246,308
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (BBB/Baa3)
250,000	4.000	09/01/2037	280,048
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B/B2)(e)(f)
250,000	2.750	09/02/2025	258,525
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BB+/Baa3)
25,000	5.000	01/01/2023	26,759
150,000	5.000	01/01/2027	178,073
200,000	5.000	01/01/2028	242,584
45,000	5.000	01/01/2029	54,300
190,000	5.000	01/01/2030	227,859
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (BB+/Baa3)
130,000	4.000	10/01/2030	148,684
20,000	5.000	10/01/2035	24,608
25,000	5.000	10/01/2040	30,565
65,000	4.375	10/01/2045	74,627
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (BBB/Baa1)
490,000	5.000	12/01/2026	591,494
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (BBB/Baa1)
25,000	5.000	12/01/2034	32,165
25,000	5.000	12/01/2035	32,157
25,000	5.000	12/01/2036	32,063
25,000	5.000	12/01/2037	31,992
25,000	5.000	12/01/2038	31,950
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
245,000	5.000	07/01/2041	268,645
350,000	5.250	01/01/2050	384,975
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (B-/NR)
15,000	5.375	08/01/2036	17,022
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (BBB-/NR)
135,000	3.000	07/01/2044	118,913
Port Authority of New York & New Jersey Consolidated RB Series 214 (AMT) (A+/Aa3)
130,000	5.000	09/01/2034	166,569

			6,714,379

North Carolina – 0.5%
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (BBB/NR)(e)(f)
75,000	1.375	06/16/2025	77,849
North Carolina Turnpike Authority RB Refunding Series 2018 (AGM) (AA/NR)
225,000	5.000	01/01/2035	283,581

			361,430

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – 2.7%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (A-/NR)
$50,000	4.000%	06/01/2039	$ 60,296
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
625,000	5.000	06/01/2055	707,056
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
100,000	5.250	11/15/2040	112,493
County of Miami Ohio Hospital Facilities Improvement RB Kettering Health Network Series 2019 (A+/A2)
375,000	5.000	08/01/2049	454,931
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
20,000	5.000	02/15/2042	23,032
20,000	5.500	02/15/2057	23,623
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
170,000	3.750	12/01/2038	170,355
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (BBB-/NR)
100,000	5.000	12/01/2042	111,024
100,000	5.000	12/01/2045	110,511

			1,773,321

Oklahoma – 0.2%
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
35,000	5.000	08/15/2038	41,654
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (B-/NR)(e)(f)
100,000	5.000	06/01/2025	106,745

			148,399

Oregon – 0.3%
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (A+/NR)
175,000	4.000	08/15/2050	202,195

Pennsylvania – 1.8%
Berks County Industrial Development Authority RB Refunding for Tower Health Obligated Group Series 2017 (BB+/WR)
100,000	4.000	11/01/2047	100,678
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (BB/NR)(c)
100,000	5.875	10/15/2040	102,528
100,000	6.250	10/15/2053	102,837
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (BB+/NR)
100,000	5.000	03/01/2040	107,426
Pennsylvania Turnpike Commission RB Series 2018 A (AA/Aa3)
80,000	5.250	12/01/2044	102,309
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (BB+/NR)(c)
140,000	5.000	06/15/2030	165,200
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
95,000	5.000	07/01/2033	109,885
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (BB+/NR)
100,000	5.000	10/01/2049	102,917

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (BB+/WR)
$205,000	5.000%	11/01/2040	$ 209,286
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (NR/Baa1)
50,000	5.000	07/01/2030	62,887

			1,165,953

Puerto Rico – 6.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CCC/Ca)
25,000	4.250	07/01/2025	25,906
130,000	5.125	07/01/2037	136,500
60,000	5.750	07/01/2037	63,675
85,000	5.250	07/01/2042	89,356
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2006 B (D/Ca)*
50,000	5.000	07/01/2035	38,688
Puerto Rico Commonwealth GO Bonds Series 2014 A (D/Ca)*
100,000	8.000	07/01/2035	68,500
Puerto Rico Commonwealth GO Refunding Bonds Subseries 2003 C-7 (NATL-RE) (NR/Baa2)
200,000	6.000	07/01/2027	205,114
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (NR/C)
410,000	5.250	07/01/2038	447,568
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
100,000	5.250	07/01/2036	119,984
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/C)(d)
105,000	0.000	07/01/2028	76,543
Puerto Rico Commonwealth Public Improvement GO Bonds Series 2007 A (D/Ca)*
30,000	5.250	07/01/2032	23,288
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (NR/NR)*
145,000	4.250	07/01/2020	113,644
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
115,000	5.250	07/01/2032	136,849
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR) (AGC-ICC) (AA/A2)
435,000	5.500	07/01/2026	509,076
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (NR/C)(d)
125,000	0.000	07/01/2029	86,879
110,000	0.000	07/01/2037	53,937
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(d)
18,000	0.000	07/01/2024	16,979
27,000	0.000	07/01/2027	24,039
24,000	0.000	07/01/2029	20,382
25,000	0.000	07/01/2033	17,901
157,000	0.000	07/01/2046	48,574
375,000	0.000	07/01/2051	83,501
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
1,295,000	4.329	07/01/2040	1,403,314
15,000	4.536	07/01/2053	16,272
25,000	4.784	07/01/2058	27,486

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
$245,000	4.500%	07/01/2034	$ 267,856
37,000	4.550	07/01/2040	40,612
20,000	4.750	07/01/2053	21,979
283,000	5.000	07/01/2058	315,375

			4,499,777

South Carolina – 0.5%
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (AA/A2)
75,000	5.000	04/15/2035	97,435
175,000	4.000	04/15/2036	208,838

			306,273

Texas – 4.3%
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (BB-/NR)
35,000	5.000	01/01/2023	34,521
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(c)
100,000	3.375	08/15/2030	103,394
City of Mclendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (AA/NR)
50,000	2.500	09/15/2035	50,391
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(c)
152,000	2.875	09/01/2025	155,633
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
100,000	4.875	09/01/2039	114,114
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(c)
255,000	2.750	09/01/2025	262,160
100,000	3.750	09/01/2040	107,477
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(c)
100,000	2.625	09/15/2025	101,516
50,000	3.375	09/15/2030	51,692
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(c)
100,000	3.250	09/15/2030	103,405
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(c)
100,000	`5.000	08/15/2044	103,187
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Series 2019 A (AA-/A1)
175,000	5.000	05/15/2030	228,461
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (B/NR)
200,000	5.000	07/15/2028	226,198
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (BB-/NR)
100,000	5.000	07/15/2027	112,229
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (A/NR)
35,000	5.000	05/15/2030	46,084
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (BB-/NR)(c)
100,000	4.625	10/01/2031	106,312
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
100,000	5.250	02/15/2030	109,891

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (A+/A1)
$345,000	5.000%	01/01/2037	$ 420,158
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (BBB-/Baa3)
200,000	5.000	12/31/2055	220,308
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (BBB-/Baa3)
150,000	5.000	06/30/2058	179,649
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
50,000	2.875	12/01/2030	51,046

			2,887,826

Virginia – 1.0%
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC-/NR)(d)
300,000	0.000	06/01/2047	68,190
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (BBB/Baa3)
50,000	5.000	12/31/2049	58,255
200,000	5.000	12/31/2056	231,972
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (BBB-/NR)
300,000	5.000	01/01/2040	311,445

			669,862

Washington – 0.4%
Port of Seattle Intermediate Lien RB Series 2019 (AMT) (A+/A1)
200,000	5.000	04/01/2038	247,888

West Virginia – 0.2%
West Virginia GO Bonds Bid Group 2 Series 2019 A (AA-/Aa2)
100,000	5.000	12/01/2043	129,136

Wisconsin – 0.8%
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB-/Baa3)
190,000	4.300	11/01/2030	212,158
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (NR/Ba1)(c)
50,000	5.000	12/01/2045	55,320
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(c)
100,000	4.000	03/01/2030	105,008
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (BB/NR)(c)
100,000	5.000	04/01/2040	113,523
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (BB/NR)(c)
25,000	6.125	10/01/2049	25,251

			511,260

TOTAL MUNICIPAL BONDS (Cost $59,881,344)			$62,563,823

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bond(g) – 0.2%
Real Estate – 0.2%
Benloch Ranch Improvement Association No. 1 Series 2020
$100,000	9.750%	12/01/2039	$ 98,377

TOTAL CORPORATE BONDS (Cost $100,000)			$ 98,377

TOTAL INVESTMENTS – 94.0% (Cost $59,981,344)			$62,662,200

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.0%			4,010,469

NET ASSETS – 100.0%			$66,672,669

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Zero coupon bond until next reset date.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2020.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2020.

(f)	Variable Rate Demand Instruments – rate shown is that which is in effect on December 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information

Investment Abbreviations:
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BAM	— Build America Mutual Assurance Co.
COPS	— Certificates of Participation
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
Mo.	— Month
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NR	— Not Rated
RB	— Revenue Bond
RMKT	— Remarketed
SD CRED PROG	— School District Credit Program
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 93.4%
Alabama – 0.8%
Alabama Public School & College Authority RB Refunding for Capital Improvement Series 2015 A (AA/Aa1)
$3,385,000	5.000%	05/01/2023	$ 3,764,188
Black Belt Energy Gas District RB Project 4 Series 2019 A-1 (A/A2)(a)(b)
20,090,000	4.000	12/01/2025	23,191,695
Black Belt Energy Gas District RB Series 2016 A (NR/Aa2)(a)(b)
5,000,000	4.000	06/01/2021	5,058,750
Black Belt Energy Gas District RB Series 2017 A (NR/Aa2)(a)(b)
1,000,000	4.000	07/01/2022	1,050,210
Chatom Industrial Development Board RB Refunding for PowerSouth Energy Cooperative Series 2020 (AGM) (AA/A2)
280,000	5.000	08/01/2021	286,896
190,000	5.000	08/01/2022	202,534
225,000	5.000	08/01/2023	248,945
485,000	5.000	08/01/2024	555,005
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
85,000	4.000	10/01/2021	86,719
85,000	4.000	10/01/2022	89,007
Industrial Development Board of the City of Mobile Alabama RB for Alabama Power Co. Series 2007 A (A/A1)(a)(b)
3,335,000	1.000	06/26/2025	3,419,342
Jacksonville State University RB Refunding Series 2020 (A-/A2)
650,000	3.000	12/01/2021	664,007
475,000	3.000	12/01/2022	495,088
315,000	3.000	12/01/2023	334,505
275,000	4.000	12/01/2024	307,876
375,000	4.000	12/01/2025	429,761
550,000	4.000	12/01/2026	642,664
Jefferson County RB Refunding Warrants Series 2017 (AA/NR)
3,025,000	5.000	09/15/2021	3,124,613
1,225,000	5.000	09/15/2022	1,322,890
2,000,000	5.000	09/15/2023	2,244,940
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
1,300,000	5.000	10/01/2021	1,343,966
1,745,000	5.000	10/01/2022	1,882,663
3,125,000	6.500	10/01/2053	3,679,250
Prattville Industrial Development Board RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(a)(b)
225,000	2.000	10/01/2024	237,744
Prattville Industrial Development Board RB Refunding for International Paper Co. Series 2019 C (BBB/Baa2)(a)(b)
675,000	2.000	10/01/2024	713,232
Selma Industrial Development Board RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(a)(b)
1,875,000	2.000	10/01/2024	1,981,200
Selma Industrial Development Board RB Refunding for International Paper Co. Series 2020 A (BBB/Baa2)(a)(b)
6,500,000	1.375	06/16/2025	6,746,935
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A/A2)(a)
	(1 Mo. LIBOR + 0.85%),
25,100,000	0.954	06/01/2024	25,059,840
Troy University RB Refunding Series 2019 A (BAM) (AA/A1)
400,000	4.000	11/01/2021	412,008
850,000	4.000	11/01/2022	901,816

			90,478,289

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Alaska – 0.5%
Alaska Municipal Bond Bank Authority RB Refunding Series 2020 ONE (A+/A1)
$640,000	5.000%	12/01/2022	$ 693,907
1,240,000	5.000	12/01/2023	1,397,740
1,775,000	5.000	12/01/2024	2,073,094
1,500,000	5.000	12/01/2025	1,805,970
Borough of North Slope GO Bonds for General Purpose Series 2018 A (AA/Aa2)
1,060,000	5.000	06/30/2021	1,084,338
1,110,000	5.000	06/30/2023	1,134,986
Borough of North Slope GO Bonds for General Purpose Series 2019 A (AA/Aa2)
16,555,000	5.000	06/30/2021	16,935,103
6,775,000	5.000	06/30/2022	7,247,827
10,225,000	5.000	06/30/2023	11,385,026
Borough of North Slope GO Bonds for Schools Series 2019 B (AA/Aa2)
990,000	5.000	06/30/2023	1,102,316
Borough of North Slope GO Bonds Series 2020 A (AA/Aa2)
1,300,000	5.000	06/30/2021	1,329,848
300,000	5.000	06/30/2022	320,937
1,750,000	5.000	06/30/2023	1,948,538
3,275,000	5.000	06/30/2024	3,785,507
Municipality of Anchorage GO Refunding Bonds Series 2018 D (AAA/NR)
5,025,000	4.000	09/01/2022	5,343,886
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/A1)
485,000	4.625	06/01/2023	492,168
State of Alaska International Airports System RB Refunding Series 2010 A (AMT) (A+/A1)
1,470,000	5.000	10/01/2023	1,472,837

			59,554,028

Arizona – 1.5%
Arizona Department of Transportation State Highway RB Series 2013 A (AA+/Aa2)
14,290,000	5.000	07/01/2023	15,295,016
Arizona Department of Transportation State Highway Taxable RB Refunding Series 2020 (AA+/Aa1)
9,000,000	1.958	07/01/2024	9,398,610
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(c)
	(3 Mo. LIBOR + 0.81%),
62,700,000	0.961	01/01/2037	59,095,377
Arizona Health Facilities Authority Hospital RB for CommonSpirit Health Obligated Group Series 2011 B-1 (BBB+/Baa1)(d)
5,000,000	5.250	03/01/2021	5,039,300
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (A/NR)
250,000	5.000	11/01/2021	259,155
250,000	5.000	11/01/2022	270,142
755,000	5.000	11/01/2023	850,168
1,055,000	5.000	11/01/2024	1,231,079
340,000	5.000	11/01/2025	411,091
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (BB+/NR)
675,000	5.000	01/01/2022	678,483
600,000	5.000	01/01/2023	605,304
575,000	5.000	01/01/2024	581,509
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (BB/NR)
485,000	5.000	01/01/2022	483,797
505,000	5.000	01/01/2023	501,889
560,000	5.000	01/01/2024	554,042

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Transportation Board Excise Tax RB Refunding for Regional Area Road Series 2016 (AA+/Aa1)
$5,820,000	5.000%	07/01/2021	$ 5,957,585
Chandler Industrial Development Authority RB for Intel Corp. Series 2019 (AMT) (A+/A1)(a)(b)
20,365,000	5.000	06/03/2024	23,423,212
City of Phoenix Civic Improvement Corporation RB Taxable Refunding for Rental Car Facility Charge Series 2019 B (BBB+/A3)
3,000,000	2.107	07/01/2021	3,014,400
3,150,000	2.163	07/01/2022	3,194,069
2,050,000	2.226	07/01/2023	2,095,674
County of Pinal RB Refunding Series 2014 (AA-/NR)
2,465,000	5.000	08/01/2021	2,532,911
Glendale City GO Refunding Bonds Series 2015 (AGM) (AA/A1)
3,400,000	4.000	07/01/2021	3,463,444
1,665,000	5.000	07/01/2022	1,784,797
Maricopa County Community College District GO Refunding Bonds Series 2016 (AAA/Aaa)
9,505,000	5.000	07/01/2021	9,731,124
16,400,000	5.000	07/01/2023	18,301,744
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (AA-/Ba2)
125,000	4.000	07/01/2023	135,261
135,000	4.000	07/01/2024	150,155
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2003 A (BBB/Baa2)(a)(b)
3,750,000	1.050	06/01/2022	3,782,362
Pinal County Industrial Development Authority RB Refunding for State of Arizona Department of Corrections Series 2020 A (BBB/NR)
3,900,000	2.000	10/01/2024	3,958,149
1,540,000	2.000	10/01/2025	1,562,099

			178,341,948

Arkansas – 0.1%
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (BBB+/NR)
250,000	5.000	08/01/2021	255,907
250,000	5.000	08/01/2022	266,168
235,000	5.000	08/01/2023	260,072
400,000	5.000	08/01/2024	458,804
Fort Smith School District No. 100 GO Bonds for Arkansas Construction Series 2018 A (ST AID WITHHLDG) (NR/Aa2)
1,295,000	3.000	02/01/2021	1,297,564
1,950,000	3.000	02/01/2022	2,006,530
1,510,000	3.000	02/01/2023	1,586,784
Pulaski County Little Rock School District GO Refunding Bonds Series 2015 (ST AID WITHHLDG) (NR/Aa2)
6,050,000	3.000	02/01/2021	6,062,403

			12,194,232

California – 7.4%
Antelope Valley Healthcare District RB Series 2011 A (NR/WR)(d)
1,860,000	6.875	03/01/2021	1,879,121
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
500,000	5.000	05/01/2021	507,510
335,000	5.000	05/01/2022	355,529
300,000	5.000	05/01/2023	331,386
265,000	5.000	05/01/2024	303,923

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 05/01/13 Series 2006 C-1 (AA/Aa3)(a)
	(SIFMA Municipal Swap Index Yield + 0.90%),
$10,000,000	0.990%	05/01/2023	$ 10,072,100
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 06/03/13 Series 2006 C-1 (AA/Aa3)(a)
	(SIFMA Municipal Swap Index Yield + 0.90%),
7,000,000	0.990	05/01/2023	7,050,470
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (AA/NR)(a)
	(SIFMA Municipal Swap Index Yield + 1.25%),
15,000,000	1.340	04/01/2027	15,216,750
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2017 C (AA/Aa3)(a)(b)
11,175,000	2.100	04/01/2022	11,332,456
Bay Area Toll Authority Toll Bridge Authority RB Refunding for San Francisco Bay Area Series 2017 B (AA/Aa3)(a)(b)
2,500,000	2.850	04/01/2025	2,719,525
Bay Area Toll Authority Toll Bridge Authority RB Refunding for San Francisco Bay Area Series 2018 A (AA/Aa3)(a)(b)
5,000,000	2.625	04/01/2026	5,496,150
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (BB/NR)
255,000	5.000	05/01/2021	256,234
1,000,000	5.000	05/01/2023	1,032,680
535,000	5.000	05/01/2024	558,401
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-1 (BBB+/NR)
200,000	1.100	06/01/2030	204,328
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (A/NR)
300,000	3.000	06/01/2021	303,354
425,000	5.000	06/01/2024	491,976
450,000	5.000	06/01/2026	558,607
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (BBB+/NR)
400,000	1.375	06/01/2030	416,912
California County Tobacco Securitization Agency RB Refunding Senior Series 2020 A (A/NR)
500,000	3.000	06/01/2021	505,590
400,000	4.000	06/01/2022	420,912
400,000	4.000	06/01/2023	435,412
750,000	5.000	06/01/2024	868,192
700,000	5.000	06/01/2025	840,945
California County Tobacco Securitization Agency RB Refunding Senior Series 2020 A (BBB+/NR)
1,000,000	1.750	06/01/2030	1,049,650
California Earthquake Authority Taxable RB Series 2020 B (A/NR)
7,000,000	1.127	01/01/2021	7,000,000
3,475,000	1.227	07/01/2021	3,477,328
10,000,000	1.327	07/01/2022	10,030,200
7,500,000	1.477	07/01/2023	7,552,050
California Health Facilities Financing Authority RB for Kaiser Foundation Hospitals Series 2017 (AA-/NR)(a)(b)
7,695,000	5.000	11/01/2022	8,363,542
California Health Facilities Financing Authority RB Refunding for Providence St. Joseph Health Obligated Group Series 2009 D (AA-/Aa3)(a)(b)
2,820,000	1.700	10/18/2022	2,887,708

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Health Facilities Financing Authority RB Refunding for Providence St. Joseph Health Obligated Group Series 2019 C (AA-/Aa3)(a)(b)
$32,470,000	5.000%	10/01/2025	$ 39,485,468
California Health Facilities Financing Authority RB Refunding for Sutter Health Obligated Group Series 2011 D (A+/A1)(d)
1,810,000	5.250	08/15/2021	1,866,472
California Health Facilities Financing Authority RG Refunding for Cedars-Sinai Medical Center Obligated Group Series 2015 (AA-/Aa3)
2,590,000	5.000	11/15/2024	3,066,948
California Infrastructure & Economic Development Bank RB for DesertXpress Enterprises LLC Series 2020 A (AMT) (NR/Aaa)(a)(b)(e)
30,000,000	0.450	07/01/2021	30,027,900
California Infrastructure & Economic Development Bank RB Refunding for The J. Paul Getty Trust Project Series 2013 A-1 (AAA/Aaa)(a)
	(1 Mo. LIBOR + 0.33%),
20,000,000	0.438	04/01/2022	20,017,200
California Municipal Finance Authority RB for Waste Management, Inc. Series 2009 A (A-/NR)(a)(b)(e)
1,800,000	1.300	02/03/2025	1,855,098
California Municipal Finance Authority RB for Waste Management, Inc. Series 2017 A (AMT) (A-/NR)(a)(b)
12,400,000	0.700	12/01/2023	12,543,344
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
250,000	5.000	10/01/2021	256,530
250,000	5.000	10/01/2022	265,002
225,000	5.000	10/01/2023	249,223
275,000	5.000	10/01/2024	314,529
275,000	5.000	10/01/2025	324,060
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
100,000	4.000	06/01/2022	102,897
California Pollution Control Financing Authority RB for American Water Capital Corp. Project Series 2020 (A/Baa1)(a)(b)
2,490,000	0.600	09/01/2023	2,489,178
California State University RB Taxable Bonds Series 2020 D (AA-/Aa2)
320,000	0.349	11/01/2022	320,659
3,455,000	0.475	11/01/2023	3,461,461
2,870,000	0.685	11/01/2024	2,873,788
8,555,000	0.885	11/01/2025	8,569,458
California State University RB Taxable Bonds Series 2020 E (AA-/Aa2)
800,000	0.475	11/01/2023	801,496
1,105,000	0.685	11/01/2024	1,106,459
1,360,000	0.885	11/01/2025	1,362,298
California State Various Purpose GO Bonds RMKT 11/15/17 Series 2013 B (AA-/Aa2)(a)
	(SIFMA Municipal Swap Index Yield + 0.38%),
15,000,000	0.470	12/01/2022	14,997,750
California State Various Purpose GO Bonds Series 2014 (AA-/Aa2)
6,850,000	5.000	05/01/2044	7,783,175
California State Various Purpose GO Bonds Series 2020 (AA-/Aa2)
5,000,000	5.000	11/01/2024	5,909,500
5,565,000	5.000	11/01/2025	6,829,758
8,500,000	5.000	11/01/2026	10,775,450
California State Various Purpose GO Refunding Bonds Series 2020 (AA-/Aa2)
11,655,000	4.000	11/01/2024	13,331,688
2,000,000	3.000	11/01/2025	2,262,960
7,025,000	5.000	11/01/2025	8,621,572
14,275,000	4.000	11/01/2026	17,274,463
2,755,000	5.000	11/01/2026	3,492,514

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB for Irvine East Campus Apartments, CHF-Irvine LLC Series 2017 (NR/Baa1)
$1,545,000	5.000%	05/15/2021	$ 1,563,679
California Statewide Communities Development Authority RB for Methodist Hospital of Southern California Obligated Group Series 2018 (BBB+/NR)
300,000	5.000	01/01/2021	300,000
500,000	5.000	01/01/2022	520,085
500,000	5.000	01/01/2023	540,655
California Statewide Communities Development Authority RB Refunding for Irvine East Campus Apartments, CHF-Irvine LLC Series 2016 (NR/Baa1)
1,250,000	5.000	05/15/2021	1,265,112
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
195,000	3.000	09/01/2021	198,005
205,000	3.000	09/01/2022	212,269
210,000	3.000	09/01/2023	221,758
215,000	3.000	09/01/2024	230,663
225,000	4.000	09/01/2025	255,278
Chula Vista Elementary School District GO Bonds Anticipation Notes Series 2019 (AA-/NR)(f)
2,515,000	0.000	08/01/2023	2,495,006
City of Montebello RB Series 2020 (AGM) (AA/NR)
1,000,000	1.936	06/01/2021	1,004,850
1,000,000	2.403	06/01/2024	1,050,110
1,000,000	2.503	06/01/2025	1,059,330
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
170,000	4.000	09/01/2024	188,411
250,000	4.000	09/01/2026	288,720
City of Torrance Joint Powers Financing Authority RB Series 2020 (AA/NR)
405,000	1.239	10/01/2021	406,272
500,000	1.289	10/01/2022	503,825
750,000	1.427	10/01/2023	760,380
3,325,000	1.604	10/01/2024	3,398,216
5,000,000	1.804	10/01/2025	5,150,750
Foothill-De Anza Community College District GO Bonds Series 2000 A (NATL-RE) (AAA/Aaa)(f)
3,590,000	0.000	08/01/2023	3,544,120
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2017 A-1 (A/NR)
5,000,000	5.000	06/01/2021	5,094,750
6,025,000	5.000	06/01/2022	6,413,914
6,000,000	5.000	06/01/2023	6,644,760
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BB-/NR)
12,395,000	3.500	06/01/2036	12,643,024
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (A-/NR)
3,625,000	3.678	06/01/2038	3,857,725
Irvine City Limited Obligation Improvement Bonds Reassessment District No. 15-2 Series 2015 (NR/NR)
775,000	5.000	09/02/2021	797,994
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,765,000	5.000	09/01/2022	1,893,704
1,135,000	5.000	09/01/2023	1,266,921
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
600,000	4.000	09/01/2023	649,308
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
520,000	4.000	09/01/2023	562,734

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
$255,000	3.000%	09/01/2022	$ 263,573
415,000	4.000	09/01/2023	448,993
Kern Community College District Facilities Improvement District No. 1 GO Bonds Series 2020 (SP-1+/MIG1)(f)
5,190,000	0.000	08/01/2023	5,118,430
Lake Elsinore Public Financing Authority Local Agency RB Refunding Series 2015 (NR/NR)
785,000	5.000	09/01/2021	806,352
Los Angeles Community College District GO Bonds Series 2013 F (AA+/Aaa)(d)
8,985,000	4.000	08/01/2023	9,872,718
Los Angeles Unified School District GO Bonds for Qualified School Construction Series 2010 J-2 (A+/Aa3)
27,900,000	5.720	05/01/2027	35,472,060
Los Angeles Unified School District GO Refunding Bonds 2014 C (A+/Aa3)
4,520,000	5.000	07/01/2027	5,242,206
Municipal Improvement Corp. of Los Angeles RB Refunding for City of Los Angeles Series 2020 C (AA-/NR)
1,670,000	0.890	11/01/2024	1,666,877
2,735,000	1.040	11/01/2025	2,722,310
Natomas Unified School District GO Refunding Bonds Series 2013 (BAM) (AA/A1)
650,000	4.000	09/01/2021	666,477
Newport Mesa Unified School District GO Bonds Series 2011 (AA+/Aaa)(d)(f)
11,625,000	0.000	08/01/2021	1,929,169
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (BBB+/A2)(c)
	(3 Mo. LIBOR + 0.72%),
9,945,000	0.871	07/01/2027	9,895,076
Pittsburg Successor Agency Redevelopment Agency Tax Allocation Refunding Series 2016 A (AGM) (AA/NR)
2,950,000	5.000	09/01/2025	3,564,367
Port of Los Angeles RB Refunding Series 2019 A (AMT) (AA/Aa2)
10,100,000	5.000	08/01/2024	11,665,904
Port of Oakland RB Refunding Senior Lien Series 2020 (A+/A1)
2,225,000	0.821	05/01/2023	2,236,993
1,285,000	1.081	05/01/2024	1,295,164
905,000	1.181	05/01/2025	910,783
1,460,000	1.517	05/01/2026	1,479,549
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
380,000	4.000	09/01/2022	398,742
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
180,000	4.000	09/01/2022	188,392
195,000	4.000	09/01/2024	213,759
205,000	4.000	09/01/2025	228,919
210,000	4.000	09/01/2026	237,724
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
675,000	5.000	09/01/2021	694,035
800,000	5.000	09/01/2022	854,344
1,835,000	5.000	09/01/2023	2,035,419
Sacramento City Unified School District GO RB Refunding Series 2012 (BBB/A2)
26,940,000	4.000	07/01/2029	27,939,205
Sacramento City Unified School District GO RB Refunding Series 2014 (BBB/NR)
1,000,000	5.000	07/01/2021	1,021,800

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE) (AA/Aa2)(c)
	(3 Mo. LIBOR + 0.53%),
$59,485,000	0.681%	12/01/2035	$ 55,511,402
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2020 B (AA/Aa2)
4,400,000	0.872	12/01/2024	4,444,836
4,900,000	1.042	12/01/2025	4,947,530
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(c)
	(3 Mo. LIBOR + 0.57%),
10,000,000	0.721	06/01/2039	8,918,700
Sacramento Municipal Utility District RB Series 2019 A (AA-/NR)(a)(b)
22,130,000	5.000	10/17/2023	24,490,386
San Diego Community College District GO Bonds for Election of 2006 Series 2013 (AAA/Aaa)(g)
42,470,000	0.000	08/01/2041	24,225,313
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2011 C (AMT) (A/A1)(d)
1,500,000	5.000	05/01/2021	1,523,220
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2012 A (AMT) (A/A1)
6,900,000	5.000	05/01/2026	7,313,448
10,000,000	5.000	05/01/2027	10,586,900
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2019 H (AMT) (A/A1)
23,995,000	5.000	05/01/2025	28,497,422
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (NR/Baa3)
350,000	4.000	08/01/2021	356,402
360,000	4.000	08/01/2022	377,348
385,000	4.000	08/01/2023	413,028
855,000	4.000	08/01/2024	937,644
930,000	4.000	08/01/2025	1,035,397
1,020,000	3.000	08/01/2026	1,097,357
San Jose City Financing Authority Taxable RB Refunding for Civic Center Refunding Project 2020 A (AA/Aa2)
970,000	0.541	06/01/2022	968,506
990,000	0.642	06/01/2023	987,456
725,000	0.844	06/01/2024	723,753
735,000	0.994	06/01/2025	731,376
Sequoia Union High School District GO Refunding Bonds Series 2020 (NR/Aaa)
160,000	1.600	07/01/2023	164,859
Sierra View Local Health Care District RB Refunding for Tulare County Series 2020 (A/NR)
240,000	4.000	07/01/2021	243,847
230,000	4.000	07/01/2022	240,592
260,000	4.000	07/01/2023	280,069
240,000	4.000	07/01/2024	264,931
300,000	4.000	07/01/2025	338,580
320,000	4.000	07/01/2026	367,389
State of California GO Bonds for General Obligation High Speed Train Series 2017 A (AA-/Aa2)
12,400,000	2.367	04/01/2022	12,712,232
State of California GO Unlimited Various Purpose Bonds Series 2019 A (AA-/Aa2)
29,705,000	2.350	04/01/2022	30,446,734
State of California Various Purpose GO Bonds for Bid Group A Series 2018 (AA-/Aa2)
52,000,000	5.000	10/01/2022	56,387,760

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Stockton Public Financing Authority Wastewater RB Series 2019 (A/NR)
$8,950,000	1.400%	06/01/2022	$ 8,982,936
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (BBB/Baa1)
685,000	4.750	06/01/2023	685,980
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (A/NR)
2,500,000	5.000	06/01/2021	2,547,575
2,000,000	5.000	06/01/2022	2,131,420
1,750,000	5.000	06/01/2024	2,024,732
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (BBB+/NR)
580,000	2.250	06/01/2029	585,736
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (A-/NR)
1,200,000	5.000	10/01/2026	1,489,632
University of California RB Refunding Series 2013 AL-4 (AA/Aa2)(a)(b)
31,285,000	0.070	01/01/2021	31,285,000
University of California RB Series 2020 BF (AA/Aa2)
500,000	0.628	05/15/2023	503,165
785,000	0.833	05/15/2024	794,962
Washington Township Health Care District RB Refunding Series 2020 A (NR/Baa2)
325,000	5.000	07/01/2021	331,825
200,000	5.000	07/01/2022	212,550
175,000	5.000	07/01/2023	192,944
200,000	5.000	07/01/2024	228,064
225,000	5.000	07/01/2025	264,530
250,000	5.000	07/01/2026	301,888

			851,306,263

Colorado – 2.4%
City of Aurora COPS Refunding Series 2019 (AA/Aa1)
450,000	5.000	12/01/2021	469,404
375,000	5.000	12/01/2022	408,840
275,000	5.000	12/01/2023	311,776
875,000	5.000	12/01/2024	1,031,222
City of Colorado Springs Utilities System RB Refunding Series 2018 A-1 (AA+/Aa2)
1,520,000	5.000	11/15/2024	1,801,200
1,000,000	5.000	11/15/2025	1,230,690
Colorado Health Facilities Authority RB for CommonSpirit Health Obligated Group Catholic Health Initiatives Project Series 2013 A (BBB+/Baa1)(d)
13,360,000	5.250	01/01/2023	14,681,571
Colorado Health Facilities Authority RB Refunding for Boulder Community Health Obligated Group Series 2020 (A-/A3)
100,000	5.000	10/01/2021	103,291
450,000	5.000	10/01/2022	484,114
300,000	5.000	10/01/2024	348,396
475,000	5.000	10/01/2027	598,068
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
3,965,000	5.000	08/01/2025	4,697,375
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
4,335,000	5.000	08/01/2025	5,135,718
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-1 (BBB+/Baa1)(a)(b)
8,275,000	5.000	08/01/2025	9,694,742

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (ETM) (A-/NR)(d)
$700,000	5.000%	06/01/2021	$ 713,615
500,000	5.000	06/01/2022	533,300
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (A+/NR)
2,245,000	5.000	11/01/2021	2,329,479
1,825,000	5.000	11/01/2022	1,976,220
1,730,000	5.000	11/01/2023	1,950,160
1,275,000	5.000	11/01/2024	1,490,972
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (AA-/Aa3)
965,000	5.000	01/01/2022	1,008,570
810,000	5.000	01/01/2023	883,572
1,500,000	5.000	01/01/2024	1,701,915
Colorado Health Facilities Authority Taxable RB Refunding for Sanford Obligated Group Series 2019 B (A+/NR)
800,000	2.185	11/01/2021	809,752
1,275,000	2.237	11/01/2022	1,310,751
1,250,000	2.396	11/01/2023	1,307,050
Denver City & County Airport RB Refunding Series 2019 D (A+/A1)(a)(b)
8,345,000	5.000	11/15/2022	9,067,427
Denver City & County School District No. 1 GO Bonds Series 2012 B (ST AID WITHHLDG) (AA+/Aa1)(d)
24,395,000	5.000	12/01/2022	26,615,921
Denver City & County School District No. 1 GO Refunding Bonds Series 2012 A (ST AID WITHHLDG) (AA+/Aa1)(d)
4,060,000	5.000	12/01/2021	4,238,518
Denver Colorado City & County GO Refunding Bonds Series 2020 B (AAA/Aaa)
39,565,000	5.000	08/01/2026	49,825,392
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(e)
4,110,000	5.000	12/01/2021	4,244,890
4,315,000	5.000	12/01/2022	4,625,896
4,530,000	5.000	12/01/2023	5,018,923
4,760,000	5.000	12/01/2024	5,440,394
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
220,000	5.000	12/01/2021	227,220
300,000	5.000	12/01/2022	321,615
E-470 Public Highway Authority RB Refunding Series 2020 A (A/A2)
150,000	5.000	09/01/2023	168,324
450,000	5.000	09/01/2024	524,385
300,000	5.000	09/01/2025	362,016
2,800,000	5.000	09/01/2040	3,192,336
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (A/A2)(f)
20,115,000	0.000	09/01/2028	18,343,874
Jefferson County School District R-1 GO Bonds Series 2012 (ST AID WITHHLDG) (AA/Aa2)(d)
5,925,000	4.000	12/15/2022	6,366,531
12,040,000	5.000	12/15/2022	13,170,917
Regional Transportation District RB Refunding for Denver Transit Partners LLC Series 2020 A (A-/Baa2)
50,000	3.000	07/15/2023	53,084
385,000	5.000	01/15/2024	435,870
325,000	5.000	07/15/2024	374,407
325,000	5.000	01/15/2025	380,819
400,000	5.000	07/15/2025	476,136
350,000	3.000	01/15/2026	388,738

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (AA/Baa3)
$25,000	5.000%	12/01/2021	$ 25,992
50,000	5.000	12/01/2022	54,062
150,000	5.000	12/01/2024	173,993
State of Colorado COPS Series 2020 A (AA-/Aa2)
1,375,000	5.000	12/15/2023	1,563,898
1,440,000	5.000	12/15/2024	1,702,728
3,530,000	5.000	12/15/2025	4,332,510
University of Colorado Hospital Authority RB Refunding for University of Colorado Health Obligated Group Series 2019 C (AA/Aa3)(a)(b)
23,765,000	5.000	11/15/2024	27,373,240
University of Colorado Hospital Authority RB Series 2017 C-2 (AA/Aa3)(a)(b)
7,240,000	5.000	03/01/2022	7,453,435
University of Colorado RB Green Bonds Series 2019 C (AA+/Aa1)(a)(b)
15,705,000	2.000	10/15/2024	16,646,201
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (AA/NR)
150,000	5.000	12/01/2021	155,700
165,000	5.000	12/01/2022	178,014
195,000	5.000	12/01/2023	218,304
200,000	5.000	12/01/2024	231,906
180,000	5.000	12/01/2025	215,755

			271,201,134

Connecticut – 2.8%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
1,250,000	5.000	08/01/2021	1,276,050
1,000,000	5.000	08/01/2023	1,080,840
945,000	5.000	08/01/2024	1,047,920
600,000	5.000	08/01/2025	681,066
City of New Haven GO Bonds Series 2019 A (AGM) (AA/A2)
1,500,000	5.000	08/01/2023	1,658,010
City of New Haven GO Bonds Series 2019 A (BBB+/Baa1)
1,300,000	5.000	08/01/2021	1,327,092
City of New Haven GO Refunding Bonds Series 2019 B (BBB+/Baa1)
600,000	5.000	02/01/2021	601,578
City of Waterbury GO Refunding Bonds Series 2020 C (AA-/NR)
765,000	1.895	09/01/2024	797,780
Connecticut State GO Bonds Series 2013 A (A/A1)
5,355,000	5.000	10/15/2023	6,046,598
Connecticut State GO Bonds Series 2013 E (A/A1)
10,000,000	5.000	08/15/2031	11,059,800
Connecticut State GO Bonds Series 2015 F (A/A1)
6,640,000	5.000	11/15/2021	6,912,904
5,695,000	5.000	11/15/2022	6,198,096
4,545,000	5.000	11/15/2023	5,149,258
Connecticut State GO Bonds Series 2017 A (A/A1)
1,705,000	5.000	04/15/2022	1,808,698
Connecticut State GO Bonds Series 2018 A (A/A1)
5,000,000	5.000	04/15/2025	5,966,250
Connecticut State GO Refunding Bonds Series 2010 D (A/A1)
7,500,000	5.000	10/01/2022	7,525,725
Connecticut State GO Refunding Bonds Series 2017 B (A/A1)
18,110,000	3.000	04/15/2022	18,749,645
Connecticut State GO Refunding Bonds Series 2018 B (A/A1)
8,500,000	5.000	04/15/2023	9,405,335
Connecticut State GO Refunding Bonds Series 2020 B (A/A1)
1,000,000	3.000	01/15/2021	1,000,770
Connecticut State Health & Educational Facilities Authority RB for Yale New Haven Health System Series 2014 B (AA-/Aa3)(a)(b)
2,880,000	1.800	07/01/2024	3,002,285

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2001 V-2 (AAA/Aaa)(a)(b)
$20,385,000	0.040%	01/01/2021	$ 20,385,000
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2010 A-3 (AAA/Aaa)(a)(b)
11,260,000	1.800	02/09/2021	11,278,579
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2017 C-1 (AAA/Aaa)(a)(b)
23,840,000	5.000	02/01/2028	31,075,678
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2019 U-1 (AAA/Aaa)(a)(b)
14,100,000	2.000	02/08/2022	14,382,846
Connecticut State Health & Educational Facilities Authority RB for Yale-New Haven Health Obligated Group Series 2019 B (AA-/Aa3)(a)(b)
12,365,000	1.800	07/01/2024	12,890,018
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (BBB-/NR)
100,000	5.000	07/01/2021	101,290
400,000	5.000	07/01/2022	415,420
415,000	5.000	07/01/2023	445,826
375,000	5.000	07/01/2024	412,661
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 C-2 (AAA/Aaa)(a)(b)
49,775,000	5.000	02/01/2023	54,681,322
New Haven GO Refunding Bonds Series 2015 B (ETM) (BAM) (AA/Baa1)(d)
6,265,000	5.000	08/15/2021	6,449,755
State of Connecticut GO Bonds Series 2020 A (A/A1)
1,995,000	3.000	07/01/2021	2,021,693
4,715,000	2.500	07/01/2022	4,864,560
3,490,000	2.000	07/01/2023	3,625,237
7,115,000	1.998	07/01/2024	7,462,568
4,000,000	2.098	07/01/2025	4,258,000
State of Connecticut Special Tax Obligation Bonds Series 2020 A (A+/NR)
500,000	4.000	05/01/2021	506,085
400,000	5.000	05/01/2022	425,120
1,025,000	5.000	05/01/2024	1,181,425
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purpose Build America Bonds Series 2010 B (A+/A1)
3,780,000	4.576	11/01/2022	4,004,608
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purposes Series 2012 A (A+/A1)
5,000,000	5.000	01/01/2026	5,460,700
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purposes Series 2016 A (A+/A1)
4,225,000	5.000	09/01/2025	5,107,096
State of Connecticut Special Tax Obligation RB Refunding for Transportation Infrastructure Purposes Series 2011 B (A+/A1)
5,035,000	3.000	12/01/2022	5,160,623
Town of Rocky Hill GO Bonds Series 2020 (NR/NR)
9,450,000	1.500	07/28/2021	9,511,425
Town of Stratford GO Refunding Bonds Series 2020 B (BAM) (AA/A2)
585,000	0.572	08/01/2023	588,376
665,000	0.956	08/01/2024	675,999
1,800,000	1.086	08/01/2025	1,837,908
Town of Windham GO Bonds Series 2020 B (SP-1+/NR)
5,650,000	2.000	09/30/2021	5,723,337
University of Connecticut GO Bonds Series 2015 A (A+/A1)
8,640,000	5.000	02/15/2021	8,685,533
University of Connecticut RB Series 2011 A (A+/A1)
3,000,000	5.000	02/15/2027	3,016,200

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
West Haven GO Bonds Series 2017 A (BBB/Baa3)
$400,000	4.000%	11/01/2021	$ 409,396
415,000	5.000	11/01/2022	439,693
400,000	5.000	11/01/2023	435,332
West Haven GO Bonds Series 2017 B (BBB/Baa3)
790,000	5.000	11/01/2022	837,005

			320,052,014

Delaware – 0.2%
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2020 (A/A2)(a)(b)
5,425,000	1.050	07/01/2025	5,553,789
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (BBB/NR)
475,000	5.000	06/01/2023	518,296
305,000	5.000	06/01/2024	343,949
Delaware State Economic Development Authority RB Refunding for NRG Energy, Inc. Series 2020 A (BBB-/NR)(a)(b)
10,000,000	1.250	10/01/2025	10,140,700
Delaware State GO Bonds Series 2018 A (AAA/Aaa)
3,250,000	5.000	02/01/2021	3,261,440
3,500,000	5.000	02/01/2022	3,682,560
1,750,000	5.000	02/01/2023	1,925,192
Delaware State Health Facilities Authority RB Refunding for Christiana Care Health System Obligated Group Series 2020 (AA+/Aa2)
530,000	1.680	10/01/2021	532,952
560,000	1.730	10/01/2022	568,927
660,000	1.790	10/01/2023	673,794

			27,201,599

District of Columbia – 0.6%
District of Columbia RB for KIPP DC Obligated Group Series 2019 (BBB+/NR)
230,000	4.000	07/01/2021	232,643
200,000	5.000	07/01/2023	219,312
District of Columbia RB Refunding for National Public Radio, Inc. Series 2020 (A+/A2)
350,000	1.438	04/01/2022	353,794
520,000	1.558	04/01/2023	529,604
560,000	1.667	04/01/2024	575,249
735,000	1.817	04/01/2025	762,320
800,000	2.136	04/01/2026	840,632
District of Columbia RB Refunding Series 2019 A (AAA/Aa1)
5,000,000	5.000	03/01/2024	5,752,550
District of Columbia RB Refunding Series 2019 C (AAA/Aa1)
10,000,000	5.000	10/01/2022	10,841,900
15,745,000	5.000	10/01/2023	17,810,744
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2019 C (AA+/Aa2)(a)(b)
7,250,000	1.750	10/01/2024	7,590,025
Metropolitan Washington Airports Authority RB Refunding Series 2012 A (AMT) (A+/Aa3)
4,100,000	5.000	10/01/2029	4,381,916
Metropolitan Washington Airports Authority RB Refunding Series 2014 A (AMT) (A+/Aa3)
3,890,000	5.000	10/01/2044	4,362,402
Metropolitan Washington Airports Authority RB Refunding Series 2017 A (AMT) (A+/Aa3)
2,305,000	5.000	10/01/2026	2,864,262
Metropolitan Washington Airports Authority RB Refunding Series 2019 A (AMT) (A+/Aa3)
4,750,000	5.000	10/01/2025	5,734,057

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority RB Series 2011 C (A+/Aa3)
$6,835,000	5.000%	10/01/2027	$ 7,048,047
2,000,000	5.000	10/01/2028	2,060,680

			71,960,137

Florida – 2.6%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (AA/NR)
815,000	4.000	05/01/2021	822,865
855,000	5.000	05/01/2022	898,289
900,000	5.000	05/01/2023	981,873
945,000	5.000	05/01/2024	1,064,448
995,000	5.000	05/01/2025	1,155,792
1,045,000	5.000	05/01/2026	1,242,285
1,100,000	5.000	05/01/2027	1,329,427
1,155,000	5.000	05/01/2028	1,416,885
1,200,000	2.375	05/01/2029	1,250,700
1,230,000	2.625	05/01/2030	1,300,048
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
335,000	2.250	05/01/2021	336,611
340,000	2.250	05/01/2022	344,668
350,000	2.500	05/01/2023	359,860
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (AA/NR)
1,100,000	2.125	05/01/2021	1,104,818
1,125,000	2.250	05/01/2022	1,149,559
1,150,000	2.500	05/01/2023	1,199,898
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (A-/NR)
170,000	2.000	05/01/2021	170,896
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (A-/NR)
570,000	3.000	05/01/2021	574,765
460,000	3.125	05/01/2022	474,159
460,000	3.250	05/01/2023	485,604
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
125,000	2.250	05/01/2021	125,767
130,000	2.250	05/01/2022	132,353
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (A+/NR)
295,000	3.500	05/01/2021	297,797
305,000	3.500	05/01/2022	315,028
Beach Road Golf Estates Community Development District Special Assessment Series 2015 (NR/NR)
2,500,000	4.700	11/01/2029	2,682,425
Bonterra Community Development District Special Assessment Bonds Senior Series 2017 A-1 (A-/NR)
185,000	2.100	05/01/2021	185,964
185,000	2.375	05/01/2022	188,136
190,000	2.500	05/01/2023	197,035
Broward County School Board COPS Series 2017 C (A+/Aa3)
2,205,000	5.000	07/01/2023	2,458,354
Cape Coral Florida Water & Sewer Revenue Special Assessment Refunding Various Areas Series 2017 (AGM) (AA/A2)
1,115,000	2.125	09/01/2022	1,143,154
1,005,000	2.250	09/01/2023	1,048,546

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (A-/NR)
$85,000	3.500%	05/01/2021	$ 85,869
83,000	3.500	05/01/2022	86,053
87,000	3.500	05/01/2023	92,695
40,000	4.000	05/01/2024	44,128
Central Florida Expressway Authority RB Senior Lien Series 2019 A (A+/A1)
625,000	5.000	07/01/2021	638,900
430,000	5.000	07/01/2022	458,935
1,240,000	5.000	07/01/2023	1,380,504
Central Florida Expressway Authority RB Senior Lien Series 2019 B (A+/A1)
1,100,000	5.000	07/01/2021	1,124,464
750,000	5.000	07/01/2022	800,468
2,265,000	5.000	07/01/2023	2,521,647
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (BBB/NR)
95,000	3.000	11/01/2021	96,607
100,000	3.000	11/01/2022	103,270
105,000	3.000	11/01/2023	110,089
105,000	3.500	11/01/2024	113,428
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
225,000	2.250	05/01/2021	226,098
City of Gainesville Taxable RB Series 2020 (AA-/Aa3)
360,000	0.541	10/01/2021	360,212
270,000	0.641	10/01/2022	270,262
185,000	0.817	10/01/2023	185,215
265,000	0.997	10/01/2024	266,211
500,000	1.117	10/01/2025	503,200
City of Jacksonville Taxable RB Refunding Series 2020 C (AA/NR)
705,000	0.393	10/01/2021	704,647
995,000	0.493	10/01/2022	995,488
330,000	0.594	10/01/2023	330,178
650,000	0.819	10/01/2024	650,637
690,000	0.939	10/01/2025	690,021
City of Lakeland RB Refunding for Lakeland Regional Health Systems Obligated Group Series 2016 (NR/A2)
4,130,000	5.000	11/15/2024	4,834,826
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (A-/NR)
670,000	3.250	09/01/2023	709,356
1,380,000	3.250	09/01/2024	1,485,666
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
840,000	2.000	05/01/2021	843,419
860,000	2.125	05/01/2022	870,965
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
122,000	2.625	05/01/2021	122,802
126,000	2.750	05/01/2022	128,754
Country Greens Community Development District Special Assessment RB Refunding Senior Lien Series 2016 A-1 (A-/NR)
160,000	3.000	05/01/2024	169,654
County of Broward RB for Airport System Series 2019 A (AMT) (A/A1)
1,110,000	5.000	10/01/2021	1,146,952
740,000	5.000	10/01/2022	797,579
625,000	5.000	10/01/2023	699,325
945,000	5.000	10/01/2024	1,095,548

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
County of Broward RB Refunding for Airport System Series 2019 B (AMT) (A/A1)
$265,000	5.000%	10/01/2021	$ 273,822
285,000	5.000	10/01/2022	307,176
215,000	5.000	10/01/2023	240,568
355,000	5.000	10/01/2024	411,555
County of Escambia RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(a)(b)
425,000	2.000	10/01/2024	449,072
County of Hillsborough Utility RB Refunding Series 2019 (AA+/Aaa)
1,615,000	5.000	08/01/2022	1,737,950
3,750,000	5.000	08/01/2023	4,213,575
County of Miami-Dade Aviation RB Refunding Series 2012 A (AMT) (A-/A2)(d)
16,545,000	5.000	10/01/2022	17,868,435
County of Miami-Dade Aviation RB Refunding Series 2014 A (AMT) (A-/A2)
20,000,000	5.000	10/01/2034	22,662,200
County of Miami-Dade Florida Transit System RB Refunding Series 2019 (AA/NR)
3,505,000	5.000	07/01/2024	4,051,815
County of Miami-Dade RB Refunding Series 2020 A (A-/NR)
2,500,000	5.000	10/01/2023	2,818,450
2,400,000	5.000	10/01/2024	2,809,512
1,350,000	5.000	10/01/2025	1,635,322
County of Miami-Dade RB Refunding Series 2020 B (A-/NR)
1,770,000	1.229	10/01/2025	1,784,744
County of Miami-Dade RB Refunding Subordinate Series 2021 B (A+/NR)(h)
300,000	0.707	10/01/2023	302,223
450,000	1.004	10/01/2024	454,657
1,490,000	1.154	10/01/2025	1,509,683
County of Miami-Dade Transit System Taxable RB Refunding Series 2020 B (AA/NR)
5,065,000	0.550	07/01/2023	5,093,465
7,300,000	0.750	07/01/2024	7,360,079
5,045,000	0.900	07/01/2025	5,087,681
County of Osceola Transportation RB Refunding Series 2019 A-1 (BBB+/NR)
300,000	5.000	10/01/2021	308,400
250,000	5.000	10/01/2022	267,980
640,000	5.000	10/01/2023	711,456
780,000	5.000	10/01/2024	897,117
275,000	5.000	10/01/2025	326,177
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
1,495,000	2.125	05/01/2021	1,501,698
Enclave at Black Point Marina Community Development District Special Assessment Refunding & Improvement Series 2017 (BBB/NR)
120,000	3.000	05/01/2021	120,933
125,000	3.000	05/01/2022	128,025
130,000	3.000	05/01/2023	136,029
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,710,000	4.250	05/01/2029	3,031,054

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (AA/NR)
$255,000	2.000%	11/01/2021	$ 257,734
260,000	2.000	11/01/2022	265,585
265,000	2.000	11/01/2023	273,355
270,000	2.000	11/01/2024	280,840
275,000	2.000	11/01/2025	287,584
280,000	2.000	11/01/2026	291,903
290,000	2.000	11/01/2027	299,521
295,000	2.000	11/01/2028	301,575
300,000	2.000	11/01/2029	303,732
305,000	2.125	11/01/2030	309,633
Florida Department of Management Services COPS Refunding Series 2018 A (AA+/Aa1)
10,000,000	5.000	11/01/2022	10,826,600
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(e)
300,000	2.625	12/15/2024	307,542
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (A-/Baa1)
400,000	5.000	04/01/2021	403,880
350,000	5.000	04/01/2022	367,500
350,000	5.000	04/01/2023	381,377
530,000	5.000	04/01/2024	598,068
200,000	5.000	04/01/2025	233,078
Florida State GO Refunding Bonds Series 2015 F (AAA/Aaa)
5,015,000	5.000	06/01/2028	6,036,656
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
230,000	2.000	05/01/2021	231,175
235,000	2.500	05/01/2022	240,024
245,000	2.500	05/01/2023	254,362
245,000	2.500	05/01/2024	256,704
255,000	2.750	05/01/2025	272,534
260,000	3.000	05/01/2026	284,125
Fort Lauderdale RB Refunding Series 2020 (AAA/Aa2)
18,650,000	1.150	01/01/2026	18,931,242
Greater Orlando Aviation Authority RB Refunding Series 2012 A (A+/Aa3)
855,000	5.000	10/01/2021	883,138
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(e)
235,000	3.500	05/01/2021	237,373
245,000	3.500	05/01/2022	253,384
250,000	3.500	05/01/2023	266,005
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
190,000	4.000	05/01/2021	191,981
200,000	4.000	05/01/2022	207,536
205,000	4.000	05/01/2023	218,274
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (AA/NR)
305,000	2.500	05/01/2021	306,882
225,000	2.500	05/01/2022	230,351
230,000	2.500	05/01/2023	238,949
200,000	2.500	05/01/2024	210,158
175,000	2.500	05/01/2025	185,801
200,000	2.500	05/01/2026	214,594

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
$290,000	2.250%	05/01/2021	$ 291,461
295,000	2.250	05/01/2022	299,360
305,000	2.500	05/01/2023	315,654
315,000	2.750	05/01/2024	331,660
320,000	3.000	05/01/2025	344,525
Hillsborough County Aviation Authority RB for Tampa International Airport Series 2015 A (AMT) (A+/Aa3)
10,000,000	5.000	10/01/2040	11,226,000
JEA Water & Sewer System RB Refunding Series 2020 A (AA+/Aa3)
910,000	5.000	10/01/2023	1,027,253
JEA Water & Sewer System RB Series 2006 B (NATL-RE) (AA+/Aa3)(c)
	(MUNI-CPI + 0.99%),
645,000	2.361	10/01/2021	650,869
	(MUNI-CPI + 1.00%),
670,000	2.371	10/01/2022	682,985
Lake Frances Community Development District Special Assessment Refunding Series 2018 (BBB-/NR)
75,000	3.000	05/01/2021	75,627
79,000	3.000	05/01/2022	81,281
82,000	3.000	05/01/2023	86,190
81,000	3.000	05/01/2024	86,793
84,000	3.000	05/01/2025	91,476
Lakeshore Ranch Community Development District Senior Special Assessment Refunding Series 2019 A-1 (BBB+/NR)
250,000	3.000	05/01/2021	251,740
135,000	3.000	05/01/2022	137,997
270,000	3.000	05/01/2023	281,570
355,000	3.000	05/01/2024	374,990
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (AA/NR)
275,000	5.000	05/01/2021	278,814
435,000	5.000	05/01/2022	459,095
460,000	5.000	05/01/2023	505,310
485,000	5.000	05/01/2024	551,586
335,000	5.000	05/01/2025	393,936
355,000	4.500	05/01/2026	420,551
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
290,000	3.500	05/01/2021	292,816
300,000	3.500	05/01/2022	310,227
305,000	3.500	05/01/2023	324,163
320,000	3.500	05/01/2024	348,669
Miami Special Obligation Non-Ad Valorem RB for Port of Miami Tunnel Project Series 2012 (AA-/Aa3)(e)
2,635,000	5.000	03/01/2021	2,653,261
2,770,000	5.000	03/01/2022	2,912,101
Miami-Dade County Industrial Development Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2018 A (AMT) (A-/NR)(a)
	(SIFMA Municipal Swap Index Yield + 0.80%),
15,065,000	0.890	11/01/2021	15,074,190
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (BBB/NR)(e)
105,000	3.500	05/01/2021	105,766
110,000	3.500	05/01/2022	112,649
115,000	3.500	05/01/2023	120,161
120,000	3.500	05/01/2024	127,212
125,000	3.500	05/01/2025	134,846

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
North Broward Hospital District RB Refunding for Broward Health Series 2017 B (BBB+/Baa2)
$1,000,000	5.000%	01/01/2021	$ 1,000,000
1,000,000	5.000	01/01/2022	1,040,780
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (A+/NR)
185,000	3.750	05/01/2024	199,352
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
190,000	3.000	11/01/2021	193,701
195,000	3.000	11/01/2022	202,888
205,000	3.000	11/01/2023	216,991
210,000	3.000	11/01/2024	227,039
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
85,000	3.500	05/01/2021	85,637
85,000	3.500	05/01/2022	87,126
90,000	3.500	05/01/2023	94,461
95,000	3.500	05/01/2024	101,314
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
235,000	3.500	05/01/2023	245,053
245,000	3.500	05/01/2024	259,808
255,000	3.500	05/01/2025	274,421
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
395,000	4.000	05/01/2021	398,630
410,000	4.000	05/01/2022	423,473
425,000	4.000	05/01/2023	450,806
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (AA/NR)
455,000	3.000	05/01/2021	458,312
500,000	3.000	05/01/2024	532,365
515,000	2.000	05/01/2025	534,380
520,000	2.000	05/01/2026	539,874
535,000	2.000	05/01/2027	551,847
Polk County School District COPS Refunding Series 2020 B (NR/Aa3)
1,695,000	5.000	01/01/2025	1,989,998
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
375,000	2.000	05/01/2021	377,003
385,000	2.500	05/01/2022	393,897
395,000	2.500	05/01/2023	411,302
405,000	2.500	05/01/2024	426,250
415,000	2.750	05/01/2025	445,901
425,000	3.000	05/01/2026	467,432
Sarasota National Community Development District Special Assessment Refunding Bonds Series 2020 (NR/NR)
250,000	3.000	05/01/2021	251,505
760,000	3.000	05/01/2022	776,165
400,000	3.000	05/01/2023	412,524
380,000	3.000	05/01/2024	393,763
240,000	3.000	05/01/2025	248,674
School District of Broward County COPS Series 2012 A (NR/NR)(d)
7,310,000	5.000	07/01/2022	7,825,720
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (BBB/NR)
395,000	2.625	05/01/2021	397,362
405,000	2.875	05/01/2022	413,064
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
330,000	2.250	11/01/2021	333,910
335,000	2.250	11/01/2022	341,928

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (A/NR)
$100,000	2.000%	05/01/2021	$ 100,488
100,000	2.125	05/01/2022	101,196
100,000	2.375	05/01/2023	102,578
100,000	2.500	05/01/2024	103,513
100,000	2.750	05/01/2025	105,616
100,000	3.000	05/01/2026	107,723
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB/NR)
375,000	4.375	05/01/2021	379,387
390,000	4.500	05/01/2022	406,985
State Board of Administration Finance Corp. Taxable RB Series 2020 A (AA/Aa3)
8,200,000	1.258	07/01/2025	8,387,862
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
255,000	2.250	05/01/2021	256,086
260,000	2.250	05/01/2022	264,774
Summerville Community Development District Special Assessment Refunding Series 2020 (NR/NR)
109,000	3.000	05/01/2022	111,045
118,000	3.000	05/01/2024	121,542
121,000	3.000	05/01/2025	124,413
725,000	3.500	05/01/2031	766,934
787,000	4.000	05/01/2036	834,126
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (BBB+/NR)
180,000	2.250	05/01/2021	181,076
185,000	2.250	05/01/2022	188,251
The Lee County School Board COPS Series 2020 A (AA-/Aa3)
195,000	5.000	08/01/2021	200,339
360,000	5.000	08/01/2022	386,932
640,000	5.000	08/01/2023	716,480
420,000	5.000	08/01/2024	488,846
520,000	5.000	08/01/2025	628,254
The Miami-Dade County School Board GO Bonds Series 2014 A (AA-/Aa2)
2,920,000	5.000	03/15/2029	3,325,676
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
990,000	2.125	05/01/2021	995,237
1,015,000	2.250	05/01/2022	1,038,376
1,040,000	2.500	05/01/2023	1,084,148
Trails at Monterey Community Development District Special Assessment Refunding Series 2012 (A-/NR)
115,000	3.750	05/01/2021	116,262
125,000	3.875	05/01/2022	129,892
125,000	4.000	05/01/2023	130,122
135,000	4.125	05/01/2024	141,251
140,000	4.150	05/01/2025	146,314
145,000	4.250	05/01/2026	151,496
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (A/NR)
345,000	2.250	05/01/2021	346,939
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(e)
315,000	2.750	05/01/2021	317,205
325,000	3.000	05/01/2022	333,167
335,000	3.100	05/01/2023	350,752

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (AA/NR)
$475,000	2.000%	05/01/2023	$ 485,711
490,000	2.000	05/01/2024	504,127
500,000	2.000	05/01/2025	516,455
795,000	2.000	05/01/2026	819,987
Villa Portofino West Community District Special Assessment Refunding Series 2020 (NR/NR)
172,000	3.000	05/01/2021	172,924
158,000	3.000	05/01/2022	160,964
165,000	3.000	05/01/2023	169,443
171,000	3.000	05/01/2024	176,133
177,000	3.000	05/01/2025	181,993
973,000	3.500	05/01/2030	1,017,525
1,433,000	4.000	05/01/2036	1,518,808
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
460,000	4.500	05/01/2023	477,351
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (A-/NR)
325,000	4.000	05/01/2021	328,464
350,000	4.000	05/01/2022	364,133
365,000	4.000	05/01/2023	389,940
390,000	4.000	05/01/2024	427,148
310,000	4.000	05/01/2025	347,340
Village Community Development District No. 8 Special Assessment RB Phase II Series 2020 (AGM) (AA/NR)
660,000	5.000	05/01/2021	669,069
645,000	5.000	05/01/2022	680,198
680,000	5.000	05/01/2023	743,838
720,000	5.000	05/01/2024	814,284
750,000	5.000	05/01/2025	874,650
790,000	5.000	05/01/2026	944,982
Village Community Development District No. 8 Special Assessment RB Phase III Series 2020 (AGM) (AA/NR)
595,000	5.000	05/01/2021	603,175
580,000	5.000	05/01/2022	611,575
610,000	5.000	05/01/2023	667,712
645,000	5.000	05/01/2024	730,146
670,000	5.000	05/01/2025	782,279
705,000	5.000	05/01/2026	844,520
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
205,000	2.250	11/01/2021	207,210
210,000	2.250	11/01/2022	213,618
215,000	2.500	11/01/2023	222,390
Volusia County School Board COPS Series 2019 (NR/Aa3)
1,350,000	5.000	08/01/2021	1,386,963
1,255,000	5.000	08/01/2022	1,348,887
1,250,000	5.000	08/01/2023	1,387,775
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
400,000	2.625	05/01/2021	402,836

			298,476,965

Georgia – 4.2%
Bartow County Development Authority RB for Georgia Power Co. Series 2013 (A-/Baa1)(a)(b)
6,360,000	1.550	08/19/2022	6,461,506

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Brookhaven Development Authority RB for Children’s Healthcare of Atlanta Obligated Group Series 2019 A (AA+/Aa2)
$1,500,000	5.000%	07/01/2022	$ 1,605,825
1,585,000	5.000	07/01/2023	1,771,317
1,500,000	5.000	07/01/2024	1,745,925
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A-/Baa1)(a)(b)
3,975,000	2.150	06/13/2024	4,151,888
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fourth Series 1994 (A-/Baa1)(a)(b)
2,115,000	2.250	05/25/2023	2,188,623
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (A-/NR)(a)(b)
4,000,000	2.925	03/12/2024	4,262,640
Burke County Development Authority Pollution Control RB for Georgia Power Company Series 1994 (A-/Baa1)(a)(b)
80,000	2.150	06/13/2024	83,560
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corp. Series 2013 A (BBB+/Baa1)(a)(b)
2,000,000	1.500	02/03/2025	2,042,140
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corp. Vogtle Series 2017 F (A-/Baa1)(a)(b)
29,150,000	3.000	02/01/2023	30,422,689
Burke County Development Authority Pollution Control RB Refunding for Georgia Power Co. Series 2012 (A-/Baa1)(a)(b)
6,045,000	1.550	08/19/2022	6,141,478
23,865,000	1.700	08/22/2024	24,609,111
Carroll County School District GO Bonds Series 2020 (ST AID WITHHLDG) (NR/Aa1)
200,000	5.000	04/01/2024	230,748
220,000	5.000	04/01/2025	263,886
City of Atlanta Department of Aviation RB Refunding Series 2020 A (AA-/Aa3)
1,985,000	5.000	07/01/2024	2,305,161
4,900,000	5.000	07/01/2025	5,902,050
5,500,000	5.000	07/01/2026	6,837,105
City of Atlanta Department of Aviation RB Refunding Series 2020 B (AMT) (AA-/Aa3)
1,280,000	5.000	07/01/2024	1,479,206
2,000,000	5.000	07/01/2025	2,394,200
2,410,000	5.000	07/01/2026	2,973,844
City of Atlanta Tax Allocation Refunding Bonds for Atlantic Station Project Series 2017 (BBB/A3)
575,000	5.000	12/01/2021	594,665
500,000	5.000	12/01/2022	535,095
500,000	5.000	12/01/2023	553,055
Cobb County Kennestone Hospital Authority RB Refunding for WellStar Health System Obligated Group Series 2020 A (A/A2)
150,000	5.000	04/01/2023	165,352
200,000	5.000	04/01/2025	237,474
Cobb County Kennestone Hospital Authority RB Refunding for WellStar Health System Obligated Group Series 2021 (A/A2)(h)
700,000	5.000	04/01/2022	739,571
600,000	5.000	04/01/2023	659,988
650,000	5.000	04/01/2024	742,891
950,000	5.000	04/01/2025	1,125,807
County of DeKalb Water & Sewerage RB Series 2011 (A+/Aa3)
12,775,000	5.250	10/01/2041	13,160,933
County of Forsyth GO Sales Tax Bonds Series 2019 (AAA/Aaa)
8,025,000	5.000	09/01/2024	9,434,752

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
De Kalb County School District GO Sales Tax Bonds Series 2017 (ST AID WITHHLDG) (AA+/Aa1)
$25,000,000	4.000%	10/01/2021	$ 25,704,750
18,845,000	4.000	10/01/2022	20,087,451
De Kalb Private Hospital Authority RB for Children’s Healthcare of Atlanta Obligated Group Series 2019 B (AA+/Aa2)
1,000,000	5.000	07/01/2023	1,117,550
Fayette County Hospital Authority RB Refunding for Piedmont Healthcare, Inc. Obligated Group Series 2019 A (AA-/A1)(a)(b)
1,100,000	5.000	07/01/2024	1,247,367
Georgia State GO Bonds Series 2020 A (AAA/Aaa)
37,585,000	5.000	08/01/2024	44,038,720
Georgia State GO Refunding Bonds Series 2011 E-2 (AAA/Aaa)
9,265,000	5.000	09/01/2021	9,560,553
Georgia State Road & Tollway Authority RB Refunding Series 2011 B (AAA/Aaa)
5,445,000	5.000	10/01/2021	5,641,619
Henry County School District GO Bonds Series 2018 (ST AID WITHHLDG) (AA+/Aa1)
3,250,000	5.000	08/01/2021	3,340,122
5,340,000	5.000	08/01/2022	5,744,772
Main Street Natural Gas, Inc. Gas Supply RB Series 2018 A (NR/Aa2)(a)(b)
56,500,000	4.000	09/01/2023	61,539,235
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
750,000	5.000	05/15/2021	762,292
1,000,000	5.000	05/15/2022	1,060,670
1,500,000	5.000	05/15/2023	1,651,290
1,500,000	5.000	05/15/2024	1,707,765
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 B (NR/Aa1)(a)(b)
60,465,000	4.000	12/02/2024	68,547,357
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Refunding Series 2018 A (AA+/Aa2)
25,580,000	3.000	07/01/2022	26,652,058
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(c)
	(3 Mo. LIBOR + 0.60%),
14,565,000	0.751	10/01/2024	14,559,611
Municipal Electric Authority of Georgia RB Refunding for Combined Cycle Project Series 2020 A (A-/A1)
1,300,000	3.000	11/01/2021	1,329,237
1,250,000	3.000	11/01/2022	1,310,350
2,650,000	4.000	11/01/2023	2,920,883
3,000,000	4.000	11/01/2024	3,405,780
800,000	4.000	11/01/2025	932,208
800,000	5.000	11/01/2026	997,944
Municipal Electric Authority of Georgia RB Refunding Series 2020 A (A-/A2)
2,875,000	5.000	01/01/2022	3,007,451
3,875,000	5.000	01/01/2023	4,228,555
2,250,000	5.000	01/01/2024	2,549,993
Municipal Electric Authority of Georgia RB Series 2007 A-2 (NATL-RE) (A-/A2)(c)
	(MUNI-CPI + 1.05%),
995,000	2.665	01/01/2021	995,000
	(MUNI-CPI + 1.05%),
1,410,000	2.665	01/01/2022	1,426,356
Municipal Electric Authority RB Refunding Series 2019 A (A-/A2)
600,000	5.000	01/01/2021	600,000
1,090,000	5.000	01/01/2022	1,140,216
900,000	5.000	01/01/2023	982,116

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Private Colleges & Universities Authority RB Refunding for Emory University Series 2020 B (AA/Aa2)
$12,250,000	5.000%	09/01/2025	$ 14,940,345
Richmond County Development Authority RB Subordinate Series 1991 C (ETM) (NR/Aaa)(d)(f)
10,130,000	0.000	12/01/2021	10,110,753
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (BBB/Baa2)
6,090,000	1.900	08/01/2024	6,398,154
Savannah Economic Development Authority RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(a)(b)
425,000	2.000	10/01/2024	449,072
The Dalton City Board of Water Light & Sinking Fund Commissioners RB Series 2020 (A-/A2)
325,000	5.000	03/01/2022	341,945
500,000	5.000	03/01/2023	547,825
350,000	5.000	03/01/2024	398,398
400,000	5.000	03/01/2025	471,888

			488,270,136

Guam – 0.2%
A.B. Won Pat International Airport Authority RB Refunding General Series 2019 A (AMT) (BB+/Baa2)
1,000,000	5.000	10/01/2022	1,044,150
825,000	5.000	10/01/2023	879,367
A.B. Won Pat International Airport Authority Taxable Refunding RB General Series 2019 B (BB+/Baa2)
3,350,000	3.133	10/01/2024	3,345,276
2,000,000	3.319	10/01/2025	1,996,500
Guam Government Privilege Special Tax Refunding Bonds Series 2015 D (BB/NR)
3,775,000	5.000	11/15/2021	3,891,497
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (ETM) (AGM-CR) (AA/A2)(d)
1,060,000	5.000	10/01/2021	1,096,337
Guam Power Authority RB Refunding Series 2012 A (AGM) (AA/A2)
1,535,000	5.000	10/01/2030	1,650,555
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
310,000	5.000	07/01/2021	316,126
500,000	5.000	07/01/2022	529,760
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
400,000	5.000	07/01/2021	407,904
400,000	5.000	07/01/2022	423,808
500,000	5.000	07/01/2023	549,060
400,000	5.000	07/01/2024	454,356
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (A/Baa2)
800,000	5.000	07/01/2022	839,696
500,000	5.000	07/01/2023	540,440

			17,964,832

Hawaii – 0.3%
City & County Honolulu RB for Wastewater System Series 2019 A (AA/Aa2)
500,000	5.000	07/01/2021	511,895
500,000	5.000	07/01/2022	536,050
200,000	5.000	07/01/2023	223,616
City & County Honolulu RB Refunding for Wastewater System Series 2019 B (AA/Aa2)
720,000	5.000	07/01/2021	737,129
Hawaii State GO Bonds Series 2011 DZ (NR/NR)(d)
3,185,000	5.000	12/01/2021	3,323,547

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Hawaii – (continued)
Hawaii State GO Bonds Series 2013 EH (NR/NR)(d)
$6,125,000	5.000%	08/01/2023	$ 6,873,842
Hawaii State GO Refunding Bonds Series 2016 FH (AA+/Aa2)
7,545,000	3.000	10/01/2021	7,704,879
Honolulu City & County GO Bonds Series 2012 A (AA+/Aa1)(d)
3,620,000	5.000	11/01/2022	3,938,669
Honolulu City & County GO Bonds Series 2012 B (AA+/Aa1)
3,060,000	5.000	11/01/2022	3,327,597
Honolulu City & County GO Bonds Series 2017 A (AA+/Aa1)
4,370,000	5.000	09/01/2021	4,509,403
State of Hawaii Airports System RB Refunding Series 2020 E (A+/A1)
910,000	1.392	07/01/2025	929,319
1,350,000	1.706	07/01/2026	1,387,625
State of Hawaii Airports System Revenue COPS Series 2013 (AMT) (A/A2)
3,065,000	5.000	08/01/2023	3,373,002

			37,376,573

Idaho – 0.0%
Idaho Health Facilities Authority RB Refunding for Trinity Health Corp. Obligated Group Series 2015 D (AA-/Aa3)
1,170,000	5.500	12/01/2026	1,430,313

Illinois – 6.5%
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (AA/NR)(f)
100,000	0.000	01/01/2022	99,566
100,000	0.000	01/01/2023	98,880
385,000	0.000	01/01/2024	377,604
480,000	0.000	01/01/2025	466,623
Champaign County Community Unit School District No. 4 Champaign GO Refunding Bonds Series 2020 B (AA/NR)
700,000	5.000	01/01/2021	700,000
770,000	5.000	01/01/2022	806,020
550,000	5.000	01/01/2023	601,568
270,000	5.000	01/01/2024	306,777
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (BB-/Baa2)(f)
540,000	0.000	12/01/2026	467,121
450,000	0.000	12/01/2027	375,678
460,000	0.000	12/01/2029	355,180
Chicago Illinois Board of Education GO Bonds Series 1999 A (NATL-RE) (BB-/Baa2)(f)
9,235,000	0.000	12/01/2024	8,492,044
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL-RE) (BB-/Baa2)(f)
550,000	0.000	12/01/2025	491,243
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
500,000	5.000	12/01/2022	537,060
5,000,000	5.000	12/01/2023	5,557,850
7,675,000	5.000	12/01/2024	8,816,426
2,500,000	5.000	12/01/2025	2,962,200
1,270,000	5.000	12/01/2026	1,542,707
Chicago Illinois Capital Appreciation GO Refunding Bonds and Project Series 2009 C (BBB+/Ba1)(f)
4,645,000	0.000	01/01/2023	4,386,692
Chicago Illinois Emergency Telephone System GO Refunding Bonds Series 1999 (NATL-RE) (BBB+/Baa2)
10,130,000	5.500	01/01/2023	10,554,650
Chicago Illinois GO Bonds Project and Refunding RMKT 05/29/15 Series 2003 B (BBB+/Ba1)
4,995,000	5.000	01/01/2023	5,297,048

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Bonds Project and Refunding Series 2014 A (BBB+/Ba1)
$2,125,000	5.000%	01/01/2022	$ 2,190,492
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
15,460,000	5.000	01/01/2040	15,477,470
Chicago Illinois GO Bonds Series 2019 (BBB+/NR)
3,775,000	5.000	01/01/2027	4,281,265
Chicago Illinois GO Refunding Bonds Series 2012 C (BBB+/Ba1)
14,455,000	5.000	01/01/2022	15,126,868
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
2,030,000	5.000	01/01/2021	2,030,000
Chicago Illinois Midway Airport RB Refunding for Second Lien Series 2016 A (AMT) (A-/NR)
3,240,000	5.000	01/01/2024	3,629,837
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2014 B (A-/A3)
4,970,000	5.000	01/01/2027	5,578,974
Chicago Illinois O’Hare International Airport RB Refunding for General Airport Senior Lien Series 2013 B (A/A2)
1,025,000	5.000	01/01/2023	1,118,951
1,605,000	5.000	01/01/2024	1,753,222
1,485,000	5.000	01/01/2026	1,617,477
Chicago Illinois O’Hare International Airport RB Refunding for General Airport Senior Lien Series 2020 D (A/NR)
1,750,000	0.959	01/01/2023	1,753,115
1,500,000	1.168	01/01/2024	1,505,295
7,800,000	1.368	01/01/2025	7,806,786
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 B (A/NR)
4,300,000	5.000	01/01/2021	4,300,000
Chicago Illinois O’Hare International Airport RB Refunding Series 2015 A (AMT) (A/NR)
7,025,000	5.000	01/01/2034	8,027,538
Chicago Illinois Sales Tax RB Series 2011 A (NR/WR)(d)
5,000,000	5.250	01/01/2022	5,252,400
Chicago Illinois Sales Tax Refunding RMKT 06/09/15 Series 2002 (ETM) (BBB-/NR)(d)
1,250,000	5.000	01/01/2021	1,250,000
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Project Series 2008 C (A/NR)
1,000,000	5.000	01/01/2021	1,000,000
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Series 2017 B (A/NR)
2,050,000	5.000	01/01/2021	2,050,000
1,450,000	5.000	01/01/2022	1,512,364
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (A/NR)
600,000	5.000	01/01/2021	600,000
1,660,000	5.000	01/01/2022	1,731,397
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
6,000,000	5.000	11/01/2021	6,215,160
Chicago Illinois Waterworks RB Refunding Second Lien Project Series 2017-2 (A/NR)
1,000,000	5.000	11/01/2021	1,035,860
Chicago O’Hare International Airport Customer Facility Charge RB Series 2013 (BBB/Baa1)
1,025,000	5.750	01/01/2038	1,094,454
Chicago O’Hare International Airport Passenger Facility Charge RB Refunding Series 2012 A (A/A2)
1,195,000	5.000	01/01/2026	1,250,173

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago O’Hare International Airport Passenger Facility Charge RB Refunding Series 2012 B (AMT) (A/A2)
$5,000,000	5.000%	01/01/2026	$ 5,215,150
2,980,000	4.000	01/01/2027	3,067,761
5,790,000	5.000	01/01/2030	6,018,879
Chicago Park District GO Refunding Bonds Series 2020 F-2 (AA-/NR)
350,000	5.000	01/01/2025	399,595
475,000	5.000	01/01/2026	556,918
Chicago Transit Authority Sales Tax Receipts Fund RB Refunding Series 2020 B (AA/NR)
1,215,000	1.708	12/01/2022	1,234,270
1,405,000	1.838	12/01/2023	1,440,968
1,605,000	2.064	12/01/2024	1,662,266
1,660,000	2.214	12/01/2025	1,737,555
City of Chicago GO Refunding Bonds Series 2014 A (BBB+/Ba1)
500,000	5.000	01/01/2024	543,095
City of Chicago GO Refunding Bonds Series 2016 C (BBB+/NR)
5,450,000	5.000	01/01/2022	5,617,969
10,040,000	5.000	01/01/2023	10,646,617
City of Chicago GO Refunding Bonds Series 2016 C (ETM) (NR/NR)(d)
10,550,000	5.000	01/01/2022	11,045,745
5,020,000	5.000	01/01/2023	5,491,729
City of Chicago GO Refunding Bonds Series 2020 A (BBB+/NR)
4,675,000	5.000	01/01/2026	5,241,610
Cook County Community Consolidated School District No. 59 Elk Grove GO Bonds Series 2020 (AAA/NR)
1,250,000	4.000	03/01/2023	1,350,950
1,600,000	4.000	03/01/2024	1,787,296
Cook County Community School District No. 97 Oak Park GO Bonds Series 2020 (NR/Aa2)
550,000	4.000	01/01/2021	550,000
200,000	4.000	01/01/2022	207,382
590,000	4.000	01/01/2023	633,253
190,000	4.000	01/01/2024	210,360
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (NR/Aa2)
710,000	4.000	12/01/2021	732,550
800,000	4.000	12/01/2022	852,088
Cook Kane Lake & McHenry Counties Community College District No. 512 GO Refunding Bonds for William Rainey Harper College Series 2017 B (NR/Aaa)
9,000,000	5.000	12/01/2022	9,812,160
DeKalb Kane & LaSalle Counties Etc. Community College District No. 523 Kishwaukee GO Refunding Bonds Series 2020 (AA-/NR)
500,000	1.960	02/01/2024	505,180
Illinois Development Finance Authority RB for United Community & Housing Development Corp. Series 1991 A (ETM) (AA+/NR)(d)(f)
19,705,000	0.000	07/15/2023	19,506,965
Illinois Finance Authority Charter School RB Refunding & Improvement Bonds for Chicago International Charter School Project Series 2017 A (BBB/NR)
425,000	4.000	12/01/2021	431,893
300,000	5.000	12/01/2022	315,528
450,000	5.000	12/01/2023	493,151
Illinois Finance Authority RB for Northwestern Memorial Healthcare Obligated Group Series 2017 B (AA+/Aa2)(a)(b)
5,000	5.000	12/15/2022	5,438
Illinois Finance Authority RB for OSF Healthcare System Obligated Group Series 2020 B-1 (A/A3)(a)(b)
3,500,000	5.000	11/15/2024	4,009,880
Illinois Finance Authority RB for OSF Healthcare System Obligated Group Series 2020 B-2 (A/A3)(a)(b)
4,500,000	5.000	11/15/2026	5,492,565

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Trinity Health Credit Group Series 2011 L (AA-/Aa3)(d)
$7,050,000	5.000%	12/01/2021	$ 7,356,675
Illinois Finance Authority RB for University of Illinois Series 2020 (BBB+/NR)
250,000	5.000	10/01/2024	286,827
250,000	5.000	10/01/2025	295,998
500,000	5.000	10/01/2026	606,865
Illinois Finance Authority RB Refunding for American Water Capital Corp. Project Series 2020 (A/Baa1)(a)(b)
1,890,000	0.700	09/01/2023	1,887,883
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,125,000	3.250	05/15/2022	1,135,744
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (NR/Baa3)
1,000,000	5.000	09/01/2021	1,017,900
1,000,000	5.000	09/01/2024	1,129,740
600,000	5.000	09/01/2025	696,132
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa2)
500,000	4.000	09/01/2021	508,345
Illinois Finance Authority RB Refunding for Northwestern Memorial Healthcare Series 2017 B (AA+/Aa2)(a)(b)
8,385,000	5.000	12/15/2022	9,119,778
Illinois Finance Authority RB Refunding for Swedish Covenant Health Obligated Group Series 2016 A (AA-/NR)(d)
7,375,000	5.250	08/15/2026	9,352,975
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (AA-/NR)
2,240,000	5.000	01/01/2025	2,580,973
3,055,000	5.000	01/01/2026	3,630,531
Illinois Sales Tax Securitization Corp. RB Refunding Series 2017 A (AA-/NR)
500,000	5.000	01/01/2021	500,000
1,000,000	5.000	01/01/2022	1,031,820
1,500,000	5.000	01/01/2023	1,616,085
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (AA-/NR)
4,180,000	5.000	01/01/2025	4,816,280
Illinois Sports Facilities Authority RB Bonds Series 2001 (AMBAC) (BB+/WR)(f)
10,665,000	0.000	06/15/2023	10,137,082
3,235,000	0.000	06/15/2025	2,926,446
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (AA/NR)
10,150,000	5.250	06/15/2032	11,366,782
Illinois State GO Bonds Series 2012 (BBB-/Baa3)
1,585,000	5.000	03/01/2021	1,594,938
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
4,045,000	5.500	07/01/2024	4,408,767
2,200,000	5.500	07/01/2026	2,384,426
3,425,000	5.500	07/01/2027	3,698,041
Illinois State GO Bonds Series 2014 (BBB-/Baa3)
3,255,000	5.000	05/01/2024	3,598,858
Illinois State GO Bonds Series 2016 (BBB-/Baa3)
5,000,000	5.000	01/01/2024	5,484,950
Illinois State GO Bonds Series 2017 B (BBB-/Baa3)
9,000,000	5.000	12/01/2021	9,319,500

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
$33,615,000	5.000%	11/01/2021	$ 34,566,641
49,395,000	5.000	11/01/2022	52,150,747
38,115,000	5.000	11/01/2023	41,138,282
4,850,000	5.000	11/01/2025	5,416,140
21,510,000	5.000	11/01/2026	24,318,991
Illinois State GO Bonds Series 2018 A (BBB-/Baa3)
13,400,000	5.000	05/01/2021	13,572,592
Illinois State GO Bonds Series 2018 B (BBB-/Baa3)
5,000,000	5.000	05/01/2021	5,064,400
Illinois State GO Bonds Series 2019 A (BBB-/Baa3)
4,000,000	5.000	11/01/2024	4,473,720
Illinois State GO Bonds Series 2020 (BBB-/Baa3)
2,000,000	5.125	05/01/2022	2,103,780
2,000,000	5.375	05/01/2023	2,174,160
2,100,000	5.500	05/01/2024	2,355,612
Illinois State GO Bonds Series 2020 D (BBB-/Baa3)
13,000,000	5.000	10/01/2024	14,512,550
Illinois State GO Refunding Bonds Series 2013 A (BBB-/Baa3)
2,000,000	5.000	04/01/2021	2,019,140
Illinois State GO Refunding Bonds Series 2018 A (BBB-/Baa3)
2,000,000	5.000	10/01/2024	2,232,700
Illinois State RB Refunding Series 2016 C (BBB/NR)
460,000	4.000	06/15/2024	498,714
Illinois State Sales Tax RB for Build Junior Obligation Series 2013 (BBB/NR)
12,500,000	5.000	06/15/2021	12,707,000
310,000	5.000	06/15/2022	326,291
1,770,000	5.000	06/15/2023	1,925,441
115,000	5.000	06/15/2024	125,049
Illinois State Sales Tax RB Junior Obligation Series 2016 A (BBB/NR)
2,125,000	5.000	06/15/2022	2,236,669
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 C (BBB/NR)
1,200,000	4.000	06/15/2021	1,214,568
3,225,000	5.000	06/15/2022	3,394,474
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 D (BBB/NR)
2,675,000	4.000	06/15/2021	2,707,475
Illinois State Sales Tax RB Series 2013 (BBB/NR)
175,000	2.450	06/15/2022	175,217
Illinois State Toll Highway Authority RB Refunding Senior Series 2018 A (AA-/A1)
2,250,000	5.000	01/01/2023	2,455,762
Illinois State Toll Highway Authority RB Refunding Senior Series 2019 C (AA-/A1)
9,395,000	5.000	01/01/2025	11,095,307
Illinois State Toll Highway Authority RB Refunding Series 2014 D (AA-/A1)
18,390,000	5.000	01/01/2024	20,900,787
Kane County School District No. 129 West Aurora GO Refunding Bonds Series 2015 (AGM) (AA/Aa3)
425,000	5.000	02/01/2022	444,533
Kane County School District No. 131 Aurora East Side GO Refunding Bonds Series 2020 B (AGM) (AA/A1)
510,000	3.000	12/01/2021	521,363
440,000	4.000	12/01/2022	467,693
520,000	5.000	12/01/2023	584,548
Kendall Kane & Will Counties Community Unit School District No. 308 GO Bonds Series 2008 (AGM) (NR/A2)(f)
13,695,000	0.000	02/01/2021	13,689,522
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO Refunding Bonds Series 2013 (AA/NR)(d)
1,500,000	5.625	01/15/2022	1,583,670

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO Refunding Bonds Series 2020 (AA/NR)
$400,000	1.045%	02/15/2025	$ 404,148
Metropolitan Pier & Exposition Authority RB Refunding for Capital Appreciation for McCormick Place Expansion Series 1996 A (NATL-RE) (BB+/Baa2)(f)
13,455,000	0.000	06/15/2022	13,239,182
Metropolitan Water Reclamation District of Greater Chicago GO Capital Improvement Bonds Series 2011 B (AA/Aa2)
2,000,000	5.000	12/01/2023	2,085,500
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (BBB+/NR)(d)
17,325,000	5.500	06/01/2021	17,700,606
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2017 (A/NR)
5,015,000	5.000	06/01/2022	5,332,750
Springfield Electric RB Refunding Senior Lien Series 2015 (A/A3)
2,440,000	5.000	03/01/2021	2,457,495
State of Illinois GO Bonds Series 2010 A (BBB-/Baa3)
3,740,000	4.000	01/01/2021	3,740,000
State of Illinois GO Bonds Series 2014 (BBB-/Baa3)
3,300,000	5.000	02/01/2023	3,536,511
State of Illinois GO Bonds Series 2016 (BBB-/Baa3)
15,000,000	5.000	06/01/2023	16,211,850
State of Illinois GO Bonds Series 2017 A (BBB-/Baa3)
10,490,000	5.000	12/01/2023	11,473,752
State of Illinois GO Refunding Bonds Series 2016 (BBB-/Baa3)
2,360,000	5.000	02/01/2023	2,529,141
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (BBB-/Baa3)
2,000,000	5.000	10/01/2025	2,273,700
University of Illinois Board Trustees COPS RB Refunding Series 2016 A (A-/A1)
5,000,000	5.000	08/15/2021	5,129,900
Western Illinois University RB Refunding Series 2020 (BAM) (AA/NR)
1,100,000	4.000	04/01/2021	1,108,349
1,000,000	4.000	04/01/2023	1,067,560
Will County Community High School District No. 210 Lincoln-Way GO Refunding Bonds Series 2020 (AGM) (AA/Baa1)
315,000	4.000	01/01/2021	315,000
950,000	4.000	01/01/2022	972,277
Will County Community Unit School District No. 365 Valley View GO Bonds Series 2005 (ETM) (NATL-RE) (NR/Aa2)(d)(f)
7,520,000	0.000	11/01/2025	7,376,443

			741,896,844

Indiana – 0.8%
City of Whiting Environmental Facilities RB for BP Products North America, Inc. Project Series 2017 (AMT) (A-/A1)(a)(b)
1,250,000	5.000	11/01/2024	1,461,650
City of Whiting Environmental Facilities RB Refunding for BP Products North America, Inc. Project Series 2019 A (AMT) (A-/A1)(a)(b)
11,990,000	5.000	06/05/2026	14,632,836
Indiana Bond Bank Advance Funding RB Series 2020 A (SP-1/NR)
8,635,000	3.000	01/11/2021	8,639,663
Indiana Finance Authority Educational Facilities RB for Indiana University Health, Inc. Obligated Group Series 2011 H (AA/Aa2)(a)(b)
10,590,000	1.650	07/01/2022	10,730,000
Indiana Finance Authority Educational Facilities RB Refunding for Indiana University Health, Inc. Obligated Group Series 2015 B (AA/Aa2)(a)(b)
8,065,000	1.650	07/01/2022	8,171,619
Indiana Finance Authority RB CWA Authority, Inc. Series 2015 A (AA/NR)
16,825,000	5.000	10/01/2045	19,271,523

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 A (A-/A2)(a)(b)
$3,000,000	0.750%	04/01/2026	$ 3,014,400
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 B (AMT) (A-/A2)(a)(b)
4,525,000	0.950	04/01/2026	4,539,661
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (AA-/Aa3)(a)
	(SIFMA Municipal Swap Index Yield + 0.55%),
7,390,000	0.640	11/01/2023	7,406,480
Ivy Tech Community College of Indiana RB Refunding Series 2020 W (AA/NR)
435,000	5.000	07/01/2024	505,657
310,000	5.000	07/01/2025	374,164
Kankakee Valley Middle School Building Corp. Ad Valorem Property Tax Refunding Bonds Series 2017 (AA+/NR)
465,000	3.000	01/15/2021	465,367
340,000	5.000	07/15/2021	348,714
405,000	3.000	01/15/2022	416,850
290,000	5.000	07/15/2022	311,408
300,000	5.000	01/15/2023	329,385
375,000	3.000	07/15/2023	397,159
Rockport City PCRB Refunding for Indiana Michigan Power Co. Project Series 2009 B (A-/A3)
10,000,000	3.050	06/01/2025	11,009,700

			92,026,236

Iowa – 0.1%
Iowa Finance Authority RB Refunding for Iowa Health System Obligation Group Series 2018 B (AA-/A1)
650,000	5.000	02/15/2021	653,217
640,000	5.000	02/15/2022	671,578
630,000	5.000	02/15/2023	690,297
Iowa Finance Authority State Revolving RB Series 2011 (AAA/Aaa)(d)
5,000,000	5.000	08/01/2021	5,139,550

			7,154,642

Kansas – 0.7%
City of Olathe GO Bonds Series 2020 A (SP-1+/NR)
17,000,000	3.000	08/01/2021	17,266,390
Kansas City Wyandotte County Unified School District No. 500 GO Bonds Series 2016 A (AA-/Aa3)(d)
30,210,000	5.500	09/01/2026	38,797,495
Sedgwick County Kansas Unified School District No. 259 GO Refunding and Improvement Bonds Series 2015 A (NR/Aa2)
3,105,000	4.000	10/01/2021	3,193,244
State of Kansas Department of Transportation RB Refunding Series 2015 A (AA/Aa2)
15,840,000	2.750	09/01/2023	16,803,864
Wyandotte County-Kansas City Unified Government Utility System RB Refunding Series 2020 B (A/A2)
75,000	0.689	09/01/2021	75,035
130,000	0.789	09/01/2022	130,332
265,000	0.909	09/01/2023	266,383
775,000	1.129	09/01/2024	784,292
780,000	1.249	09/01/2025	792,800

			78,109,835

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – 1.6%
City of Owensboro Electric Light & Power System RB Refunding Series 2019 (A-/A3)
$650,000	5.000%	01/01/2021	$ 650,000
1,140,000	5.000	01/01/2022	1,192,280
800,000	4.000	01/01/2023	856,008
1,400,000	5.000	01/01/2024	1,579,970
2,700,000	4.000	01/01/2025	3,044,196
County of Owen RB Refunding for American Water/Kentucky-American Water Co. Obligated Group Project Series2020 (A/Baa1)(a)(b)
1,665,000	0.700	09/01/2023	1,662,269
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2007 A (NATL-RE) (A-/A1)(c)
	(3 Mo. LIBOR + 0.53%),
13,455,000	0.674	11/01/2027	13,248,466
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2007 B (NATL-RE) (A-/A1)(c)
	(3 Mo. LIBOR + 0.55%),
2,000,000	0.694	11/01/2025	1,973,940
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2020 A (AA/A2)
500,000	3.000	09/01/2022	522,360
4,000,000	5.000	09/01/2022	4,310,920
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (BB+/Baa3)
1,100,000	5.000	06/01/2021	1,113,101
2,470,000	5.000	06/01/2022	2,570,406
1,000,000	5.000	06/01/2023	1,070,170
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
685,000	5.000	08/01/2025	811,526
Kentucky Public Energy Authority Gas Supply RB Series 2018 A (NR/A2)(a)(b)
13,000,000	4.000	04/01/2024	14,375,790
Kentucky Public Energy Authority Gas Supply RB Series 2018 A (NR/A2)
775,000	4.000	04/01/2021	781,572
1,210,000	4.000	04/01/2022	1,262,901
Kentucky Public Energy Authority Gas Supply RB Series 2018 B (NR/A2)(a)(b)
540,000	4.000	04/01/2024	597,148
Kentucky Public Energy Authority Gas Supply RB Series 2018 C-1 (A/A2)(a)(b)
3,275,000	4.000	06/01/2025	3,730,880
Kentucky Public Energy Authority Gas Supply RB Series 2018 C-1 (A/A2)
1,080,000	4.000	06/01/2021	1,095,422
1,515,000	4.000	12/01/2021	1,563,116
1,765,000	4.000	06/01/2022	1,850,603
2,420,000	4.000	12/01/2022	2,577,324
3,765,000	4.000	06/01/2023	4,072,450
7,385,000	4.000	12/01/2023	8,109,764
Kentucky Public Energy Authority Gas Supply RB Series 2018 C-1 (NR/A1)(a)(b)
7,255,000	4.000	01/01/2025	8,155,201
Kentucky Public Energy Authority Gas Supply RB Series 2019 C (A/A2)(a)(b)
20,000,000	4.000	02/01/2028	23,821,200
Kentucky Public Energy Authority RB Series 2020 A (NR/A1)(a)(b)
10,470,000	4.000	06/01/2026	12,186,033
Kentucky State Property & Building Commission RB Refunding Project No. 100 Series 2011 A (A-/A1)
2,065,000	5.000	08/01/2021	2,120,074
Kentucky State Property & Building Commission RB Refunding Project No. 112 Series 2016 B (ST APPROP) (A-/A1)
5,110,000	5.000	11/01/2022	5,541,233

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky State Turnpike Authority Economic Development Road RB for Revitalization Projects Series 2012 A (A-/Aa3)
$2,000,000	5.000%	07/01/2030	$ 2,105,000
Kentucky State Turnpike Authority Economic Development Road RB for Revitalization Projects Series 2012 A (A-/Aa3)(d)
3,560,000	5.000	07/01/2022	3,813,899
Kentucky State Turnpike Authority Economic Development Road RB Refunding for Revitalization Projects Series 2014 A (A-/Aa3)
2,995,000	5.000	07/01/2023	3,302,886
Kentucky Turnpike Authority RB Refunding for Kentucky Transportation Cabinet Series 2016 A (A-/Aa3)
1,000,000	5.000	07/01/2021	1,021,750
Louisville & Jefferson County Metropolitan Government Environmental Facilities RB Refunding for Louisville Gas & Electric Co. Series 2007 A (A/A1)(a)(b)
7,250,000	1.650	06/01/2021	7,277,550
Louisville & Jefferson County Metropolitan Government Environmental Facilities RB Refunding for Louisville Gas & Electric Co. Series 2007 B (A/A1)(a)(b)
3,000,000	1.650	06/01/2021	3,011,400
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 B (A/NR)(a)(b)
19,530,000	5.000	10/01/2023	21,885,513
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2001 A (A/A1)
3,800,000	0.900	09/01/2026	3,822,572
Louisville & Jefferson County Metropolitan Sewer District RB for Kentucky Sewer & Drainage System Series 2011 A (AA/Aa3)
3,320,000	5.000	05/15/2030	3,447,023
Louisville Water Co. RB Refunding Series 2019 (AAA/Aaa)
9,390,000	5.000	11/15/2023	10,673,050

			186,806,966

Louisiana – 2.9%
Consolidated Government of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax RB Refunding Series 2020 (A+/A2)
1,500,000	5.000	08/01/2021	1,539,300
Consolidated Government of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax RB Refunding Series 2020 (AGM) (AA/A2)
425,000	5.000	08/01/2022	455,677
610,000	5.000	08/01/2023	680,888
1,000,000	5.000	08/01/2024	1,158,510
1,100,000	5.000	08/01/2025	1,321,243
East Baton Rouge Sewerage Commission RB Refunding Series 2019 A (AA-/NR)
440,000	5.000	02/01/2021	441,522
215,000	5.000	02/01/2022	226,023
135,000	5.000	02/01/2023	148,218
465,000	5.000	02/01/2024	532,076
East Baton Rouge Sewerage Commission RB Refunding Series 2019 B (AA-/NR)
1,125,000	5.000	02/01/2021	1,128,892
1,395,000	5.000	02/01/2022	1,466,522
1,530,000	5.000	02/01/2023	1,679,802
1,570,000	5.000	02/01/2024	1,796,473
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for East Baton Rouge Sewerage Commission Series 2020 B (A+/NR)(a)(b)
35,000,000	0.875	02/01/2025	35,073,150

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
$740,000	2.250%	10/01/2021	$ 750,197
850,000	5.000	10/01/2021	878,943
800,000	2.500	10/01/2022	828,656
950,000	5.000	10/01/2022	1,025,126
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 A (A/A2)
10,000,000	3.375	09/01/2028	10,044,600
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 B (A/A2)
14,000,000	3.500	06/01/2030	14,160,720
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2020 B (A/A3)(a)(b)
19,105,000	5.000	05/15/2025	22,817,675
Louisiana Stadium & Exposition District RB Series 2020 (AA-/NR)
15,000,000	5.000	07/03/2023	16,175,850
Louisiana State GO Bonds Series 2012 A (AA-/Aa3)
5,040,000	5.000	08/01/2022	5,417,899
Louisiana State GO Refunding Bonds Series 2014 C (AA-/Aa3)
11,520,000	5.000	08/01/2025	13,428,749
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (BBB-/Baa3)(a)(b)
12,160,000	2.000	04/01/2023	12,336,320
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-2 (BBB-/Baa3)(a)(b)
23,150,000	2.100	07/01/2024	23,699,812
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 B-1 (BBB-/Baa3)(a)(b)
12,250,000	2.125	07/01/2024	12,551,350
State of Louisiana Gasoline & Fuels Tax RB Refunding First Lien Series 2015 A (AA-/Aa2)
120,000,000	4.000	05/01/2041	134,660,400
State of Louisiana Gasoline & Fuels Tax RB Refunding Second Lien Series 2017 A (AA-/Aa3)(a)(b)
3,075,000	0.600	05/01/2023	3,084,809
State of Louisiana Gasoline & Fuels Tax RB Refunding Second Lien Series 2017 D-1 (AA-/Aa3)(a)(b)
4,615,000	0.600	05/01/2023	4,629,722
State of Louisiana Gasoline & Fuels Tax RB Refunding Second Lien Series 2017 D-2 (AA-/Aa3)(a)(b)
4,000,000	0.550	05/01/2022	4,000,880
State of Louisiana Gasoline & Fuels Tax RB Refunding Series 2020 A-2 (AA-/Aa2)
250,000	0.443	05/01/2021	250,017
800,000	0.543	05/01/2022	800,768
450,000	0.614	05/01/2023	450,693
265,000	0.769	05/01/2024	266,129
425,000	0.869	05/01/2025	428,426

			330,336,037

Maine – 0.2%
Maine Governmental Facilities Authority Lease Rental RB Series 2015 B (AA-/Aa3)
1,345,000	4.000	10/01/2021	1,382,916
State of Maine GO Bonds Series 2018 D (AA/Aa2)
8,545,000	5.000	06/01/2021	8,713,678
8,000,000	5.000	06/01/2022	8,544,560
4,290,000	5.000	06/01/2023	4,784,251

			23,425,405

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – 1.6%
Baltimore Maryland RB Refunding for Convention Center Hotel Project Series 2017 (BB-/NR)
$500,000	5.000%	09/01/2021	$ 484,170
500,000	5.000	09/01/2022	478,900
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2012 (AAA/Aaa)
2,025,000	5.000	08/01/2022	2,179,163
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2017 (AAA/Aaa)
2,825,000	5.000	03/01/2023	3,119,676
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (A/NR)
650,000	4.000	01/01/2021	650,000
835,000	4.000	01/01/2022	859,674
815,000	4.000	01/01/2023	861,911
1,050,000	4.000	01/01/2024	1,139,282
2,805,000	4.000	01/01/2025	3,114,644
County of Montgomery COPS Public Facilities Project Series 2020 A (AA+/Aa1)
6,430,000	5.000	10/01/2024	7,561,294
County of Montgomery GO Bonds for Consolidated Public Improvement Series 2013 A (AAA/Aaa)(d)
14,350,000	5.000	11/01/2023	16,296,147
County of Montgomery GO Refunding Bonds for Consolidated Public Improvement Series 2017 D (AAA/Aaa)
8,275,000	3.000	11/01/2022	8,703,976
County of Prince George’s Public Improvement GO Bonds Series 2014 A (AAA/Aaa)
3,530,000	4.000	09/01/2032	3,934,009
1,360,000	4.000	09/01/2033	1,512,374
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
685,000	2.625	07/01/2024	689,041
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 A (A-/NR)
750,000	5.000	07/01/2021	766,905
750,000	5.000	07/01/2022	799,882
815,000	5.000	07/01/2023	904,128
1,000,000	5.000	07/01/2024	1,149,630
750,000	5.000	07/01/2025	892,313
1,250,000	5.000	07/01/2026	1,528,088
1,250,000	5.000	07/01/2027	1,564,725
Maryland Economic Development Corp. RB Refunding for Potomac Electric Power Co. Project Series 2019 (A-/Baa1)
8,315,000	1.700	09/01/2022	8,465,418
Maryland Health & Higher Educational Facilities Authority RB Refunding for Adventist Healthcare Obligated Group Series 2020 (NR/Baa3)
815,000	4.000	01/01/2024	882,547
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (BBB/NR)
100,000	4.000	10/01/2021	101,903
165,000	4.000	10/01/2022	171,847
340,000	4.000	10/01/2023	362,583
350,000	4.000	10/01/2024	380,926
390,000	4.000	10/01/2025	432,292
Maryland Health & Higher Educational Facilities Authority RB Refunding for University of Maryland Medical System Obligated Group Series 2020 B-1 (A/A2)(a)(b)
4,325,000	5.000	07/01/2025	5,075,820
Maryland Health & Higher Educational Facilities Authority RB Refunding for University of Maryland Medical System Obligated Group Series 2020 B-2 (A/A2)(a)(b)
7,000,000	5.000	07/01/2027	8,706,880

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Maryland State Economic Development Corporation Student Housing RB Refunding for University of Maryland College Park Projects Series 2016 (AGM) (AA/A2)
$675,000	4.000%	06/01/2021	$ 682,810
Maryland State GO Bonds for State & Local Facilities Loan Tax Exempt Second Series 2013 A (AAA/Aaa)(d)
15,820,000	5.000	08/01/2021	16,261,536
Maryland State Transportation Authority RB Series 2012 A (AMT) (A/A2)
1,345,000	5.000	06/01/2022	1,421,840
Maryland State Transportation Authority RB Series 2020 (AA-/Aa2)
900,000	5.000	07/01/2025	1,090,755
1,325,000	5.000	07/01/2026	1,661,007
State of Maryland Department of Transportation Second Issue RB Series 2013 (AAA/Aa1)
10,265,000	4.000	12/01/2026	10,607,235
State of Maryland Department of Transportation Second Issue RB Series 2018 (AAA/Aa1)
14,645,000	5.000	10/01/2025	17,917,425
State of Maryland Department of Transportation Third Issue RB Series 2015 (AAA/Aa1)
9,855,000	4.000	12/15/2026	10,937,079
State of Maryland GO Refunding Series 2015 B (AAA/Aaa)
15,000,000	4.000	08/01/2024	17,041,800
State of Maryland GO State and Local Facilities Loan Second Series A Tax Exempt Bonds 2013 (AAA/Aaa)(d)
19,935,000	4.000	08/01/2021	20,377,358
University Maryland System Auxiliary Facility & Tuition RB Series 2018 A (AA+/Aa1)
1,595,000	5.000	04/01/2022	1,690,907
1,075,000	5.000	04/01/2023	1,190,133

			184,650,033

Massachusetts – 2.9%
City of Lawrence GO Bonds Series 2020 (ST AID WITHHLDG) (SP-1+/NR)
3,600,000	1.500	09/01/2021	3,628,872
City of Quincy GO Bonds Series 2020 (SP-1+/NR)
55,206,000	2.000	07/09/2021	55,730,457
City of Worcester Municipal Purpose Loan GO Bonds Series 2018 A (AA-/Aa3)
4,105,000	5.000	01/15/2021	4,110,542
Commonwealth of Massachusetts GO Bonds Series 2014 A (AA/NR)(d)
9,315,000	5.000	12/01/2021	9,724,581
Massachusetts Clean Water Trust RB Refunding Series 2006 (AAA/Aaa)(c)
	(MUNI-CPI + 0.99%),
2,050,000	3.900	08/01/2023	2,118,531
Massachusetts Clean Water Trust RB State Revolving Green Bonds Series 2017 (AAA/Aaa)
3,795,000	5.000	02/01/2023	4,172,413
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group RB Refunding Series 2019 K (A/A3)
730,000	4.000	07/01/2021	742,461
750,000	4.000	07/01/2022	787,170
750,000	5.000	07/01/2023	835,778
500,000	5.000	07/01/2024	579,135
Massachusetts Development Finance Agency RB for Waste Management of Massachusetts, Inc. Series 2002 (AMT) (A-/NR)(a)(b)(e)
4,250,000	2.450	05/03/2021	4,274,990
Massachusetts Development Finance Agency RB Refunding for Northeastern University Series 2020 A (NR/A1)
1,575,000	5.000	10/01/2024	1,851,460
920,000	5.000	10/01/2025	1,123,145

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency RB Refunding for Partners Healthcare System, Inc. Series 2017 S-4 (AA-/Aa3)(a)(b)
$2,000,000	5.000%	01/25/2024	$ 2,284,980
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (AA/NR)
200,000	5.000	10/01/2021	206,582
275,000	5.000	10/01/2022	296,147
300,000	5.000	10/01/2023	335,589
350,000	5.000	10/01/2024	406,039
300,000	5.000	10/01/2025	360,126
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
460,000	5.000	07/01/2021	468,998
875,000	5.000	07/01/2022	926,599
725,000	5.000	07/01/2023	795,571
Massachusetts Health & Educational Facilities Authority RB for President & Fellows of Harvard College Series 1999 R (AAA/Aaa)(a)(b)
28,885,000	0.040	01/01/2021	28,885,000
Massachusetts Housing Finance Agency RB Refunding Series 2020 216 (GNMA) (FNMA) (FHLMC) (AA+/Aa1)(a)(b)
5,250,000	1.850	06/01/2025	5,462,047
Massachusetts School Building Authority RB Taxable Refunding Series 2019 B (AA/Aa3)
2,305,000	2.078	10/15/2023	2,395,702
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(c)
	(3 Mo. LIBOR + 0.57%),
7,665,000	0.714	05/01/2037	7,419,030
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(c)
	(3 Mo. LIBOR + 0.57%),
11,560,000	0.714	05/01/2037	11,189,040
Massachusetts State GO Bonds Series 2014 F (AA/Aa1)
58,940,000	4.000	11/01/2031	62,823,557
Massachusetts State GO Bonds Series 2015 (AA/Aa1)
1,450,000	3.500	05/01/2036	1,544,511
Massachusetts State GO Refunding Bonds Series 2007 A (AA/Aa1)(c)
	(3 Mo. LIBOR + 0.55%),
38,250,000	0.694	11/01/2025	38,194,537
Massachusetts State GO Refunding Bonds Series 2020 A (AA/Aa1)(a)(b)
26,000,000	5.000	06/01/2023	28,955,420
Massachusetts State GO Refunding Bonds Series 2020 E (AA/Aa1)
2,650,000	0.695	11/01/2025	2,691,234
Massachusetts State Special Obligation RB Series 2005 A (AGM) (AA+/Aa1)(c)
	(MUNI-CPI + 1.77%),
705,000	2.970	06/01/2022	726,002
Massachusetts Transportation Trust Fund Metropolitan Highway System Senior RB Refunding Series 2019 A (A+/A2)
1,195,000	5.000	01/01/2021	1,195,000
875,000	5.000	01/01/2022	916,475
1,300,000	5.000	01/01/2023	1,418,339
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Refunding Series 2019 A (AA/Aa2)(a)(b)
1,205,000	5.000	01/01/2023	1,316,715
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Series 2019 A (AA/Aa2)(a)(b)
40,050,000	5.000	01/01/2023	43,763,035

			334,655,810

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – 2.0%
Allen Park Public School District GO Refunding Bonds Series 2016 (Q-SBLF) (AA/NR)
$3,660,000	5.000%	05/01/2021	$ 3,714,973
Allendale Public School GO Refunding Bonds Series 2016 (Q-SBLF) (AA/NR)
1,385,000	5.000	11/01/2022	1,502,143
Chippewa Valley Schools GO Refunding Bonds Series 2020 (Q-SBLF) (NR/Aa1)
255,000	0.478	05/01/2023	254,888
375,000	0.640	05/01/2024	375,626
1,520,000	0.790	05/01/2025	1,527,144
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
800,000	5.000	07/01/2022	852,592
900,000	5.000	07/01/2023	997,236
13,450,000	5.000	07/01/2048	14,901,524
Detroit Downtown Development Authority Subordinate General RB Refunding for Development Area No. 1 Projects Series 2018 B (AGM) (AA/NR)
1,500,000	5.000	07/01/2021	1,532,250
1,500,000	5.000	07/01/2022	1,598,610
1,500,000	5.000	07/01/2023	1,662,060
500,000	5.000	07/01/2024	574,255
550,000	5.000	07/01/2025	628,606
Detroit Michigan School District GO Refunding Bonds for School Building and Site Improvement Series 2012 A (Q-SBLF) (AA/Aa1)
7,455,000	5.000	05/01/2023	7,911,917
1,095,000	5.000	05/01/2031	1,159,714
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (AA/A1)(c)
	(3 Mo. LIBOR + 0.60%),
4,440,000	0.751	07/01/2032	4,297,476
Great Lakes Water Authority Sewage Disposal System RB Refunding for Second Lien Series 2020 B (A+/A2)
375,000	1.442	07/01/2021	375,188
260,000	1.492	07/01/2022	260,725
Great Lakes Water Authority Sewage Disposal System RB Refunding Series 2020 A (AA-/A1)
115,000	1.503	07/01/2023	116,439
370,000	1.604	07/01/2024	376,726
200,000	1.654	07/01/2025	204,148
Michigan Finance Authority Hospital RB Refunding for Beaumont Health Credit Group Series 2015 A (A+/A1)
3,810,000	5.000	08/01/2021	3,907,155
Michigan Finance Authority Hospital RB Refunding for Henry Ford Health System Series 2016 (A/A2)
510,000	5.000	11/15/2021	529,105
Michigan Finance Authority Local Government Loan Program RB for City of Detroit Distributable State Aid Fourth Lien Utgo Refunding Local Project Bonds Series 2016 C-3 (AA-/Aa2)
1,510,000	5.000	04/01/2021	1,525,704
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (BB+/NR)
500,000	3.600	10/01/2021	504,610
500,000	3.800	10/01/2022	512,265
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System RB Refunding Local Project Bonds Senior Lien Series 2014 C-3 (AGM) (AA/A1)
5,175,000	5.000	07/01/2021	5,295,784

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-1 (AGM) (AA/A1)
$10,000,000	5.000%	07/01/2021	$ 10,233,400
9,225,000	5.000	07/01/2022	9,877,207
5,000,000	5.000	07/01/2023	5,578,450
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Series 2015 D-1 (AA-/A1)
750,000	5.000	07/01/2021	767,317
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2011 (AA-/Aa3)(d)
10,015,000	5.000	12/01/2021	10,455,360
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2015 (AA-/Aa3)(d)
9,840,000	5.000	06/01/2022	10,502,626
Michigan Finance Authority RB Refunding for Great Lakes Water Authority Water Supply System Revenue Series 2014 D-2 (AGM) (AA/A1)
4,000,000	5.000	07/01/2024	4,637,600
Michigan Finance Authority RB Refunding for Trinity Health Corp Obligated Group Series 2017 A (AA-/Aa3)
1,950,000	5.000	12/01/2023	2,213,816
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (A/NR)
5,000,000	0.747	06/01/2021	5,001,950
5,000,000	0.897	06/01/2022	5,009,750
5,000,000	1.086	06/01/2023	5,024,050
5,500,000	1.376	06/01/2024	5,543,725
10,000,000	1.476	06/01/2025	10,114,900
Michigan State Building Authority RB Refunding Series 2020 (AA-/Aa2)
1,110,000	0.461	10/15/2022	1,111,876
750,000	0.602	04/15/2023	752,992
920,000	0.652	10/15/2023	924,204
1,810,000	0.816	10/15/2024	1,823,485
2,880,000	0.916	10/15/2025	2,904,624
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Senior Credit Group RMKT 03/01/17 Series 2010 F-2 (AA+/Aa2)(a)(b)
2,600,000	1.900	04/01/2021	2,610,036
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Senior Credit Group RMKT 03/15/17 Series 2010 F-5 (AA+/Aa2)(a)(b)
4,400,000	2.400	03/15/2023	4,605,700
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (NR/Baa2)
2,210,000	5.000	12/31/2023	2,482,891
2,635,000	5.000	06/30/2024	3,012,279
3,500,000	5.000	12/31/2024	4,068,505
Michigan Strategic Fund RB for Waste Management of Michigan, Inc. Series 2001 (A-/NR)(a)(b)
11,700,000	2.850	08/02/2021	11,847,420
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project RMKT 09/01/16 Series 2008 ET-2 (A/Aa3)(a)(b)
2,000,000	1.450	09/01/2021	2,006,780
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project Series 1995 CC (A/Aa3)(a)(b)
4,000,000	1.450	09/01/2021	4,013,560
Okemos Public Schools GO Bonds Series 2019 (Q-SBLF) (NR/Aa1)
2,380,000	5.000	05/01/2023	2,640,705
2,730,000	5.000	05/01/2024	3,154,461

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Star International Academy RB Refunding Series 2020 (BBB/NR)
$665,000	4.000%	03/01/2023	$ 692,032
690,000	4.000	03/01/2024	728,040
720,000	4.000	03/01/2025	769,911
745,000	4.000	03/01/2026	805,598
775,000	4.000	03/01/2027	844,254
University of Michigan General RB RMKT 02/26/18 Series 2012 E (AAA/Aaa)(a)
	(SIFMA Municipal Swap Index Yield + 0.27%),
3,930,000	0.380	04/01/2022	3,936,052
University of Michigan General RB RMKT 07/26/18 Series 2012 E (AAA/Aaa)(a)(b)
18,790,000	0.060	01/01/2021	18,790,000
Washtenaw County Ypsilanti Community Schools GO Refunding Bonds Series 2020 (Q-SBLF) (AA/NR)
500,000	1.810	05/01/2023	507,685
515,000	1.889	05/01/2024	525,856
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2016 A (Q-SBLF) (AA/NR)
1,000,000	5.000	05/01/2021	1,014,300
1,000,000	5.000	05/01/2022	1,058,540
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2018 C (A-/A1)
600,000	5.000	12/01/2021	624,696
500,000	5.000	12/01/2022	541,020
Wayne State University RB Series 2020 A (A+/Aa3)
500,000	0.897	11/15/2021	501,845
745,000	1.097	11/15/2022	752,443
500,000	1.219	11/15/2023	508,045
700,000	1.322	11/15/2024	715,379
Western Michigan University RB Refunding Series 2019 A (A/Aa3)
1,490,000	5.000	11/15/2022	1,605,654
160,000	5.000	11/15/2023	178,693

			225,118,575

Minnesota – 0.7%
Circle Pines Minnesota Independent School District No. 012 GO Bonds Series 2015 A (SD CRED PROG) (AAA/NR)(f)
720,000	0.000	02/01/2021	719,863
City of Rochester RB for Mayo Clinic Series 2011 C (AA/Aa2)(a)(b)
10,795,000	4.500	11/15/2021	11,181,569
Maple Grove Minnesota Health Care Facilities RB Refunding for Maple Grove Hospital Corp. Series 2017 (NR/Baa1)
500,000	4.000	05/01/2021	504,560
500,000	4.000	05/01/2022	518,305
575,000	5.000	05/01/2023	631,218
Minneapolis-St. Paul Metropolitan Airports Commission RB Refunding Series 2019 B (AMT) (A/NR)
2,810,000	5.000	01/01/2024	3,164,088
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (NR/Baa2)
75,000	3.000	12/01/2021	76,021
100,000	3.000	12/01/2022	102,445
100,000	3.000	12/01/2023	103,732
100,000	4.000	12/01/2024	108,460
180,000	4.000	12/01/2025	198,722
Minnesota Rural Water Finance Authority, Inc. RB Series 2020 (NR/MIG1)
5,500,000	1.000	08/01/2021	5,503,190
Minnesota State Trunk Highway GO Bonds Series 2020 F (AAA/Aa1)
2,450,000	2.500	08/01/2026	2,734,249

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – (continued)
Minnesota State Trunk Highway GO Refunding Bonds Series 2020 G (AAA/Aa1)
$6,560,000	0.400%	08/01/2022	$ 6,581,320
5,275,000	0.400	08/01/2023	5,298,474
Minnesota State Various Purpose GO Refunding Bonds Series 2015 A (AAA/Aa1)
9,800,000	5.000	08/01/2021	10,073,518
Minnesota State Various Purpose GO Refunding Bonds Series 2016 D (AAA/Aa1)
6,305,000	5.000	08/01/2021	6,480,972
Minnesota State Various Purpose GO Refunding Bonds Series 2020 F (AAA/Aa1)
12,850,000	1.000	08/01/2022	13,012,681
13,730,000	1.000	08/01/2023	14,002,266
State of Minnesota State Trunk Highway GO Bonds Series 2015 B (AAA/Aa1)
3,240,000	5.000	08/01/2022	3,487,212

			84,482,865

Mississippi – 0.8%
Mississippi Business Finance Corp. RB for Mississippi Power Co. Project First Series 2010 (A-/NR)(a)(b)
7,725,000	2.750	12/09/2021	7,920,674
Mississippi Business Finance Corp. RB for Waste Management, Inc. Series 2002 (AMT) (A-/NR)(a)(b)
1,000,000	2.200	06/03/2024	1,054,980
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (BBB+/Baa3)
9,100,000	2.500	04/01/2022	9,137,037
Mississippi Hospital Equipment & Facilities Authority RB Refunding for Baptist Memorial Health Care Obligated Group Series 2020 A-1 (BBB+/NR)(a)(b)
7,750,000	5.000	09/01/2025	9,058,278
Mississippi Hospital Equipment & Facilities Authority RB Refunding for Baptist Memorial Health Care Obligated Group Series 2020 A-2 (BBB+/NR)(a)(b)
10,500,000	0.650	09/01/2021	10,501,995
State of Minnesota GO Bonds for Capital Improvement Series 2011 A (AA/Aa2)(d)
21,415,000	5.000	10/01/2021	22,186,583
Warren County Gulf Opportunity Zone RB Refunding for International Paper Company, Series 2018 (BBB/Baa2)(a)(b)
6,800,000	2.900	09/01/2023	7,239,280
Warren County RB Refunding for International Paper Company, Series 2018 (BBB/Baa2)(a)(b)
1,425,000	2.900	09/01/2023	1,517,055
Warren County RB Refunding for International Paper Company, Series 2020 A (BBB/Baa2)(a)(b)
9,085,000	1.375	06/16/2025	9,430,139
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (BBB/Baa2)(a)(b)
1,175,000	1.600	06/16/2025	1,231,247
Warren County RB Refunding for International Paper Company, Series 2020 C (BBB/Baa2)(a)(b)
9,300,000	1.375	06/16/2025	9,653,307

			88,930,575

Missouri – 0.3%
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (BBB-/Ba1)
400,000	5.000	03/01/2021	401,904

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Kansas City Industrial Development Authority RB Refunding for Kansas City International Airport Project Series 2020 C (A-/A2)
$5,000,000	0.889%	03/01/2022	$ 5,009,300
4,000,000	1.075	03/01/2023	4,024,960
3,000,000	1.302	03/01/2024	3,039,510
3,220,000	1.402	03/01/2025	3,271,005
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (BBB-/NR)
570,000	5.000	09/01/2023	623,255
600,000	5.000	09/01/2024	676,320
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
1,055,000	5.000	02/15/2021	1,060,222
665,000	5.000	02/15/2022	697,811
575,000	5.000	02/15/2023	632,339
400,000	5.000	02/15/2024	457,752
Missouri Southern State University RB Series 2019 A (AGM) (AA/NR)
105,000	5.000	10/01/2024	118,690
125,000	5.000	10/01/2025	144,917
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for Union Electric Co. Project Series 1992 (A/A2)
5,300,000	1.600	12/01/2022	5,349,873
Southeast Missouri State University RB Refunding Series 2020 (A/NR)
585,000	5.000	04/01/2022	615,671
1,200,000	5.000	04/01/2023	1,306,464
1,405,000	5.000	04/01/2024	1,580,161
1,410,000	5.000	04/01/2025	1,627,958
2,795,000	5.000	04/01/2026	3,314,563
St. Louis County Rockwood School District GO Refunding Bonds Series 2017 (AAA/NR)
3,995,000	5.000	02/01/2021	4,009,023

			37,961,698

Montana – 0.1%
City of Billings RB for Sewer System Series 2017 (AA+/Aa3)
210,000	4.000	07/01/2021	213,919
310,000	5.000	07/01/2022	332,109
Forsyth Montana Pollution Control RB Refunding for Northwestern Corp. Colstrip Project Series 2016 (A-/A3)
8,790,000	2.000	08/01/2023	9,041,921
Gallatin County High School District No. 7 GO Bonds for School Building Series 2017 A (NR/Aa2)
470,000	5.000	12/01/2022	512,695
Montana Facility Finance Authority RB for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (AA-/Aa3)
750,000	5.000	01/01/2022	783,862
500,000	5.000	01/01/2023	545,415

			11,429,921

Nebraska – 0.2%
Central Plains Energy Project RB Refunding Series 2019 (AA/Aa2)(a)(b)
12,400,000	4.000	08/01/2025	14,242,516
City of Lincoln Electric System RB Refunding Series 2012 (AA/NR)
2,615,000	5.000	09/01/2021	2,698,419
County of Washington RB Refunding for Cargill, Inc. Series 2012 (AMT) (A/NR)(a)(b)
4,700,000	0.900	09/01/2025	4,763,779
Douglas County Hospital Authority No. 2 RB for Children’s Hospital Obligated Group Series 2020 B (AA-/A1)(a)(b)
2,100,000	5.000	11/15/2025	2,534,133

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nebraska – (continued)
Douglas County Hospital Authority No. 2 RB Refunding for Children’s Hospital Obligated Group Series 2020 A (AA-/A1)
$100,000	5.000%	11/15/2021	$ 103,835
110,000	5.000	11/15/2023	124,186
175,000	5.000	11/15/2025	212,438
Nebraska Public Power District RB Series 2012 A (A+/A1)
2,000,000	4.000	01/01/2021	2,000,000

			26,679,306

Nevada – 0.7%
City of North Las Vegas GO Refunding Bonds for Wastewater Reclamation Series 2019 (BAM) (AA/A2)
1,000,000	5.000	06/01/2021	1,018,990
1,970,000	5.000	06/01/2024	2,255,689
Clark County School District Building GO Bonds Series 2016 B (A+/A1)
1,190,000	5.000	06/15/2022	1,268,040
Clark County School District Building GO Bonds Series 2017 A (A+/A1)
3,675,000	5.000	06/15/2022	3,916,007
Clark County School District GO Bonds Series 2020 A (AGM) (A+/A1)
600,000	3.000	06/15/2022	622,092
Clark County School District GO Bonds Series 2020 A (AGM) (AA/A1)
250,000	3.000	06/15/2023	265,682
275,000	3.000	06/15/2024	299,093
325,000	3.000	06/15/2025	359,941
550,000	5.000	06/15/2026	680,796
Clark County Water Reclamation District GO Refunding Bonds for Water Reclamation Series 2016 (AAA/Aa1)
3,640,000	5.000	07/01/2022	3,902,444
County of Clark Department of Aviation RB Refunding for Jet Aviation Fuel Tax Series 2013 A (AMT) (A/A1)
500,000	5.000	07/01/2022	533,100
1,650,000	5.000	07/01/2025	1,793,418
2,100,000	5.000	07/01/2026	2,279,025
County of Clark GO Bonds Series 2013 (AA+/Aa1)(d)
19,840,000	5.000	11/01/2023	22,500,544
County of Clark Passenger Facility Charge RB Refunding Series 2017 B (AMT) (A/Aa3)
5,000,000	5.000	07/01/2023	5,546,800
County of Humboldt Nevada Pollution Control RB Refunding for Idaho Power Co. Series 2003 (A-/A1)
12,000,000	1.450	12/01/2024	12,337,080
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (A/Aa3)
700,000	5.000	07/01/2025	802,725
Las Vegas Convention & Visitors Authority RB Series 2018 B (A/Aa3)
200,000	5.000	07/01/2024	223,092
Las Vegas Valley Nevada Water District GO Refunding Bonds Series 2018 B (AA/Aa1)
9,010,000	5.000	06/01/2021	9,187,857
State of Nevada GO Bonds for Capital Improvements & Cultural Affairs Series 2014 A (AA+/Aa1)
2,590,000	5.000	04/01/2021	2,620,251
Washoe County Sierra Pacific Power Company Project RB Refunding for Nevada Gas & Water Facilities Series 2016 B (A+/A2)(a)(b)
2,160,000	3.000	06/01/2022	2,238,019
Washoe County Sierra Pacific Power Company Project RB Refunding for Nevada Gas & Water Facilities Series 2016 C (AMT) (NR/A2)(a)(b)
2,000,000	0.625	04/15/2022	2,001,400

			76,652,085

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Hampshire – 0.4%
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2018 A (AMT) (A-/NR)(a)
	(SIFMA Municipal Swap Index Yield + 0.75%),
$31,000,000	0.840%	10/01/2021	$ 31,010,850
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-1 (AMT) (A-/NR)(a)(b)
1,250,000	2.150	07/01/2024	1,313,338
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-2 (AMT) (A-/NR)(a)(b)
5,000,000	2.150	07/01/2024	5,253,350
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-3 (AMT) (A-/NR)(a)(b)
5,000,000	2.150	07/01/2024	5,253,350
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-4 (AMT) (A-/NR)(a)(b)
3,000,000	2.150	07/01/2024	3,152,010

			45,982,898

New Jersey – 5.3%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
500,000	5.000	03/01/2023	545,785
Borough of Fair Lawn GO Bonds Series 2020 (NR/MIG1)
5,000,000	1.500	09/10/2021	5,044,700
Burlington County Bridge Commission RB for County of Burlington NJ Series 2020 A&B (NR/MIG1)
30,000,000	3.500	04/15/2021	30,278,400
City of Newark GO Bonds Series 2020 (NR/NR)
3,500,000	3.500	07/27/2021	3,557,260
City of Newark GO Refunding Bonds Series 2020 A (AGM) (ST AID WITHHLDG) (AA/A2)
1,000,000	5.000	10/01/2023	1,118,050
800,000	5.000	10/01/2024	925,520
650,000	5.000	10/01/2025	777,920
750,000	5.000	10/01/2026	922,477
City of Newark GO Refunding Bonds Series 2020 A (ST AID WITHHLDG) (NR/Baa1)
115,000	5.000	10/01/2021	118,550
750,000	5.000	10/01/2022	802,253
City of Newark GO Refunding Bonds Series 2020 B (AGM) (SCH BD RES FD) (AA/A2)
525,000	5.000	10/01/2023	586,976
650,000	5.000	10/01/2024	751,985
600,000	5.000	10/01/2025	718,080
City of Newark GO Refunding Bonds Series 2020 B (SCH BD RES FD) (NR/A3)
250,000	5.000	10/01/2021	257,867
580,000	5.000	10/01/2022	620,409
County of Cape May GO Bonds Series 2019 (NR/Aa1)
830,000	4.000	10/01/2021	853,713
2,450,000	4.000	10/01/2022	2,613,733
2,655,000	4.000	10/01/2024	3,017,036
Garden State Preservation Trust Capital Appreciation RB Series 2003 B (AGM) (AA/A2)(f)
5,750,000	0.000	11/01/2021	5,713,775
Hudson County New Jersey GO Refunding Bonds Series 2015 (AGM) (AA/Aa3)
1,025,000	4.000	02/15/2021	1,029,131

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (B/NR)
$180,000	4.000%	07/01/2021	$ 180,927
220,000	4.000	01/01/2022	222,255
225,000	4.000	07/01/2022	222,568
270,000	4.000	01/01/2023	265,896
275,000	4.000	07/01/2023	269,833
320,000	4.000	01/01/2024	312,429
325,000	4.000	07/01/2024	316,127
New Jersey Economic Development Authority RB for School Facilities Construction Series 2014 UU (BBB/Baa1)
10,070,000	5.000	06/15/2040	11,021,313
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 A (A+/A1)
1,375,000	1.000	06/01/2023	1,388,214
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 B (AMT) (A+/A1)(a)(b)
8,645,000	1.200	06/01/2023	8,767,240
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 C (AMT) (A+/A1)
2,550,000	1.150	06/01/2023	2,576,290
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 E (AMT) (A+/A1)
3,100,000	0.850	12/01/2025	3,107,998
New Jersey Economic Development Authority RB Refunding for Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing Project Series 2017 (AGM) (AA/A2)
1,835,000	4.000	06/01/2021	1,856,231
1,000,000	4.000	06/01/2022	1,039,900
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 N-1 (AMBAC) (BBB/Baa1)
12,350,000	5.500	09/01/2024	14,388,985
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2013 I (ST APPROP) (BBB/Baa1)(c)
	(SIFMA Municipal Swap Index Yield + 1.25%),
13,315,000	1.340	09/01/2025	13,152,557
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2015 XX (BBB/Baa1)
22,710,000	5.000	06/15/2021	23,172,376
6,900,000	5.000	06/15/2025	8,114,538
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (BBB/Baa1)
2,345,000	5.000	06/15/2023	2,595,258
6,500,000	5.000	06/15/2024	7,402,785
New Jersey Educational Facilities Authority RB Refunding for Stevens Institute of Technology Series 2017 A (BBB+/NR)
485,000	5.000	07/01/2021	493,764
440,000	5.000	07/01/2022	463,927
New Jersey Health Care Facilities Financing Authority RB for Princeton Healthcare System Issue Series 2016 A (AA/Aa3)
750,000	5.000	07/01/2021	766,717
New Jersey Health Care Facilities Financing Authority RB Refunding for RWJ Barnabas Health Obligated Group Series 2019 B-1 (AA-/A1)(a)(b)
13,480,000	5.000	07/01/2024	15,521,546
New Jersey Health Care Facilities Financing Authority RB Refunding for RWJ Barnabas Health Obligated Group Series 2019 B-2 (AA-/A1)(a)(b)
6,825,000	5.000	07/01/2025	8,150,893
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)
1,000,000	5.000	07/01/2021	1,021,500
1,240,000	5.000	07/01/2022	1,320,563

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey State Turnpike Authority RB Refunding Series 2005 A (AGM) (AA/A2)
$1,615,000	5.250%	01/01/2026	$ 2,005,297
New Jersey State Turnpike Authority RB Refunding Series 2014 C (A+/A2)
3,560,000	5.000	01/01/2022	3,721,838
New Jersey State Turnpike Authority RB Refunding Series 2017 C-1 (ETM) (A+/A2)(c)(d)
	(1 Mo. LIBOR + 0.34%),
1,290,000	0.448	01/01/2021	1,290,000
New Jersey State Turnpike Authority RB Refunding Series 2017 C-2 (A+/A2)(c)
	(1 Mo. LIBOR + 0.48%),
5,000,000	0.588	01/01/2022	4,992,000
New Jersey State Turnpike Authority RB Refunding Series 2017 C-3 (A+/A2)(c)
	(1 Mo. LIBOR + 0.60%),
15,565,000	0.708	01/01/2023	15,533,870
New Jersey State Turnpike Authority RB Refunding Series 2017 D-1 (A+/A2)(c)
	(1 Mo. LIBOR + 0.70%),
5,000,000	0.808	01/01/2024	4,998,700
New Jersey State Turnpike Authority RB Series 2014 A (A+/A2)
8,650,000	5.000	01/01/2027	9,966,962
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB/Baa1)(f)
28,575,000	0.000	12/15/2028	24,363,902
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (BBB/Baa1)
10,000,000	5.000	06/15/2021	10,203,600
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB/Baa1)
1,000,000	5.000	06/15/2021	1,020,360
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2005 B (NATL-RE) (BBB/Baa1)
15,550,000	5.500	12/15/2021	16,292,202
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (AGM-CR) (AA/A2)
25,080,000	5.250	12/15/2022	27,392,627
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AMBAC) (BBB/Baa1)(f)
25,055,000	0.000	12/15/2025	23,468,768
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB/Baa1)(f)
34,195,000	0.000	12/15/2027	30,621,622
320,000	0.000	12/15/2031	254,422
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2010 D (BBB/Baa1)
3,435,000	5.000	12/15/2023	3,863,654
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (BBB/Baa1)(d)
5,185,000	5.000	06/15/2021	5,295,492
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (BBB/Baa1)
8,080,000	5.000	12/15/2024	9,312,685
12,030,000	5.000	12/15/2025	14,261,084
New Jersey Transportation Trust Fund Authority RB Refund for Transportation System Bonds Series 2018 A (BBB/Baa1)
2,000,000	5.000	12/15/2023	2,249,580
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/Baa1)
5,215,000	5.000	06/15/2021	5,316,432
5,000,000	5.000	06/15/2022	5,306,200

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation Systems Series 2010 D (BBB/Baa1)
$27,745,000	5.250%	12/15/2023	$ 31,429,259
New Jersey Transportation Trust Fund Authority RB Series 2004 A (NATL-RE) (BBB/Baa1)
4,920,000	5.750	06/15/2023	5,536,673
New Jersey Transportation Trust Fund Authority RB Series 2006 C (AMBAC) (BBB/Baa1)(f)
3,500,000	0.000	12/15/2026	3,205,405
New Jersey Transportation Trust Fund Authority RB Subseries 2016 A-1 & Subseries A-2 (A+/Baa1)
11,250,000	5.000	06/15/2023	12,377,700
New Jersey Transportation Trust Fund Authority Transportation RB Series 2011 B (BBB/Baa1)(d)
5,150,000	5.250	06/15/2021	5,265,463
New Jersey Transportation Trust Fund Authority Transportation System RB Series 2006 A (AGM-CR) (AA/A2)
30,330,000	5.500	12/15/2022	33,273,223
Plainsboro Township GO General Improvement Bonds Series 2016 (AAA/NR)
1,050,000	2.000	08/01/2022	1,080,492
State of New Jersey COVID 19 Emergency GO Bonds Series 2020 A (BBB+/A3)
22,450,000	4.000	06/01/2023	24,373,291
25,000,000	5.000	06/01/2024	28,771,750
19,520,000	5.000	06/01/2025	23,232,314
20,000,000	5.000	06/01/2026	24,465,400
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB/NR)
4,175,000	3.200	06/01/2027	4,290,773
Toms River Board of Education GO Bonds Series 2019 (SCH BD RES FD) (AA-/NR)
2,695,000	2.000	07/15/2022	2,764,774

			610,164,064

New Mexico – 0.8%
City of Albuquerque General Purpose GO Bonds Series 2018 A (AAA/Aa3)
6,480,000	5.000	07/01/2021	6,633,187
Farmington City PCRB Refunding for Public Service Co. of New Mexico San Juan & Four Corners Projects Series 2016 A (BBB/Baa2)(a)(b)
6,645,000	1.875	10/01/2021	6,710,320
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 B (BBB/Baa2)(a)(b)
50,000	2.125	06/01/2022	51,043
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 C (BBB/Baa2)(a)(b)
10,000,000	1.150	06/01/2024	10,201,900
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 D (BBB/Baa2)(a)(b)
14,760,000	1.100	06/01/2023	14,978,300
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 E (BBB/Baa2)(a)(b)
11,500,000	1.150	06/01/2024	11,732,185
Farmington City PCRB Refunding for Public Servicing Co. of New Mexico San Juan & Four Corners Projects Series 2016 B (BBB/Baa2)(a)(b)
15,425,000	1.875	10/01/2021	15,576,628
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project RMKT 06/01/17 Series 2017 B (BBB/Baa2)(a)(b)
3,750,000	2.125	06/01/2022	3,828,225
New Mexico Finance Authority RB Refunding for State Transportation Commission Series 2012 (AA+/Aa1)
4,075,000	5.000	06/15/2022	4,361,269

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Mexico – (continued)
New Mexico Finance Authority RB Refunding for State Transportation Senior Lien Series 2010 B (AA+/Aa1)
$3,600,000	5.000%	06/15/2021	$ 3,678,192
New Mexico State GO Refunding Bonds Series 2017 B (AA/Aa2)
9,485,000	5.000	03/01/2021	9,557,371
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (A-/NR)
100,000	4.000	09/01/2023	107,370
100,000	4.000	09/01/2024	110,034
175,000	4.000	09/01/2025	197,104
150,000	5.000	09/01/2026	180,326

			87,903,454

New York – 14.4%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (BBB/NR)
5,400,000	1.625	11/01/2025	5,476,680
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (NR/Ba1)
1,250,000	5.000	07/15/2021	1,263,837
500,000	5.000	07/15/2022	526,955
500,000	5.000	07/15/2023	543,375
Broome County Local Development Corp. RB Refunding for United Health Services Hospitals Obligated Group Series 2020 (AGM) (AA/NR)
500,000	5.000	04/01/2024	573,370
520,000	5.000	04/01/2025	618,878
500,000	5.000	04/01/2026	614,860
Catskill Central School District GO Bonds Series 2021 (ST AID WITHHLDG) (NR/NR)(h)
10,000,000	1.250	06/30/2021	10,045,100
City of Middletown GO Bonds Series 2020 (NR/MIG1)
6,925,000	1.500	08/26/2021	6,983,378
City of New York GO Bonds Fiscal 2014 Series D Subseries D-3 (AA/Aa2)(a)(b)
42,105,000	5.000	02/01/2024	46,936,128
City of New York GO Bonds Series 2012 B (AA/Aa2)
6,675,000	5.000	08/01/2023	7,174,824
City of Rochester GO Bonds Series 2020 (NR/NR)
59,305,000	3.000	06/30/2021	60,030,893
55,895,000	2.000	08/04/2021	56,395,819
City of Syracuse GO Bonds Series 2020 (NR/NR)
50,000,000	2.000	07/30/2021	50,485,500
County of Nassau GO Bonds for General Improvement Series 2017 B (A+/A2)
2,535,000	5.000	04/01/2021	2,562,733
2,345,000	5.000	04/01/2022	2,477,563
County of Nassau GO Bonds for General Improvement Series 2018 B (AGM) (AA/A2)
1,000,000	5.000	07/01/2022	1,069,920
County of Nassau GO Bonds Series 2020 C (SP-1+/NR)
19,195,000	4.000	03/15/2021	19,336,851
County of Suffolk GO Bonds Anticipation Notes Series 2020 I (SP-2/NR)
14,485,000	2.000	07/22/2021	14,577,269
County of Suffolk GO Bonds Anticipation Notes Series 2020 II (SP-2/NR)(h)
2,500,000	2.000	08/19/2021	2,518,175
County of Suffolk GO Refunding Bonds Series 2020 B (AGM) (AA/NR)
3,430,000	5.000	05/15/2022	3,641,048
3,115,000	5.000	05/15/2023	3,439,240
County of Suffolk GO Refunding Bonds Series 2020 C (AGM) (AA/NR)
1,275,000	0.899	06/15/2022	1,276,224
1,060,000	1.046	06/15/2023	1,063,689
2,690,000	1.407	06/15/2024	2,709,771

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Eastport-South Manor Central School District GO Bonds Series 2020 (ST AID WITHHDLG) (NR/NR)
$15,200,000	1.500%	04/15/2021	$ 15,250,616
Greece Central School District GO Bonds Series 2020 (ST AID WITHHLDG) (NR/NR)
23,000,000	1.500	06/29/2021	23,135,010
Hermon-DeKalb Central School District GO Bonds Series 2020 (ST AID WITHHLDG) (NR/MIG1)
5,100,000	1.500	08/20/2021	5,139,984
Long Island Power Authority RB Refunding Series 2014 C (A/A2)(a)
	(1 Mo. LIBOR + 0.75%),
34,000,000	0.858	10/01/2023	34,037,740
Long Island Power Authority RB Refunding Series 2015 C (A/A2)(a)
	(1 Mo. LIBOR + 0.75%),
28,500,000	0.858	10/01/2023	28,531,920
Long Island Power Authority RB Refunding Series 2020 B (A/A2)(a)(b)
8,000,000	0.850	09/01/2025	8,061,200
Long Island Power Authority RB Series 2012 B (A/A2)
10,000,000	5.000	09/01/2027	10,732,600
Long Island Power Authority RB Series 2019 B (A/A2)(a)(b)
13,675,000	1.650	09/01/2024	14,209,693
Metropolitan Transportation Authority Dedicated Tax Fund Bonds Anticipation Notes Series 2019 A (SP-1+/NR)
31,125,000	5.000	03/01/2022	32,650,748
Metropolitan Transportation Authority Dedicated Tax RB Refunding RMKT 08/13/13 Series 2008 B-4 (AA/NR)
14,265,000	5.000	11/15/2023	16,103,616
Metropolitan Transportation Authority RB Anticipation Notes Series 2020 A-1 (SP-2/MIG2)
41,265,000	5.000	02/01/2023	43,721,918
Metropolitan Transportation Authority RB Anticipation Notes Series 2020A-2S (SP-2/MIG2)
10,390,000	4.000	02/01/2022	10,600,086
Metropolitan Transportation Authority RB Green Bond Subseries 2019 A-1 (BBB+/A3)(a)(b)
56,070,000	5.000	11/15/2024	61,220,030
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (BBB+/A3)
4,250,000	4.000	11/15/2026	4,692,978
3,750,000	5.000	11/15/2027	4,441,425
Metropolitan Transportation Authority RB Refunding Series 2012 D (BBB+/A3)
4,750,000	5.000	11/15/2030	5,008,067
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (BBB+/A3)(a)
	(1 Mo. LIBOR + 0.55%),
26,620,000	0.654	11/01/2022	25,783,333
Metropolitan Transportation Authority RB Series 2011 B (BBB+/A3)(a)
	(1 Mo. LIBOR + 0.55%),
26,625,000	0.654	11/01/2022	25,788,176
Metropolitan Transportation Authority RB Series 2018 B-2A (SP-2/MIG2)
14,325,000	5.000	05/15/2021	14,475,269
Metropolitan Transportation Authority RB Subseries 2005 D-1 (BBB+/A3)(a)
	(1 Mo. LIBOR + 0.65%),
25,585,000	0.754	07/01/2021	25,400,532
Metropolitan Transportation Authority RB Subseries 2014 D-2 (BBB+/A3)(a)
	(SIFMA Municipal Swap Index Yield + 0.45%),
15,000,000	0.540	11/15/2022	14,530,200

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Monroe County Industrial Development Corp. RB Refunding for Rochester Regional Health Obligated Group Series 2020 A (BBB+/NR)
$260,000	5.000%	12/01/2021	$ 270,582
300,000	5.000	12/01/2022	325,299
250,000	5.000	12/01/2023	281,647
600,000	5.000	12/01/2024	700,506
750,000	5.000	12/01/2025	903,383
New York City GO Bonds Fiscal 2008 Series J Subseries J-3 (AA/Aa2)
19,380,000	5.000	08/01/2022	20,807,531
New York City GO Bonds Fiscal 2019 Series A (AA/Aa2)
10,000,000	5.000	08/01/2022	10,736,600
New York City GO Bonds Subseries 2006 C-4 (AGM) (AA/Aa2)(b)
300,000	0.090	01/04/2021	300,000
New York City GO Bonds Subseries 2012 A-1 (AA/Aa2)(d)
10,210,000	5.000	10/01/2022	11,063,964
New York City GO Refunding Bonds Fiscal 2018 Series A (AA/Aa2)
4,175,000	5.000	08/01/2026	5,205,348
New York City GO Refunding Bonds Fiscal 2019 Series A (AA/Aa2)
4,395,000	5.000	08/01/2024	5,113,758
New York City GO Refunding Bonds Series 2015 A (AA/Aa2)
8,670,000	5.000	08/01/2021	8,910,419
New York City GO Refunding Bonds Subseries 2020 C-1 (AA/Aa2)
1,160,000	5.000	08/01/2024	1,349,706
New York City GO Refunding Bonds Subseries 2021 A-1 (AA/Aa2)
11,845,000	5.000	08/01/2024	13,782,131
6,265,000	5.000	08/01/2025	7,562,920
New York City Housing Development Corp. Multi-Family RB for Sustainable Neighborhood Series 2018 L-1 (AA+/Aa2)(a)(b)
6,500,000	2.750	12/29/2023	6,766,890
New York City Housing Development Corp. RB Green Bond Series 2020 A-3 (AA+/Aa2)(a)(b)
10,500,000	1.125	11/01/2024	10,576,860
New York City Housing Development Corp. RB Green Bonds Series 2018 L-1 (AA+/Aa2)(a)(b)
510,000	2.750	12/29/2023	530,941
New York City Housing Development Corp. RB Series 2020 D-2 (AA+/Aa2)(a)(b)
2,000,000	0.700	11/01/2024	1,998,620
New York City Industrial Development Agency RB for Yankee Stadium LLC Series 2006 (FGIC) (BBB+/Baa1)(c)
	(MUNI-CPI + 0.87%),
2,505,000	2.052	03/01/2025	2,567,174
	(MUNI-CPI + 0.88%),
2,610,000	2.062	03/01/2026	2,680,078
	(MUNI-CPI + 0.89%),
2,725,000	2.072	03/01/2027	2,787,212
New York City Industrial Development Agency RB for Yankee Stadium LLC Series 2006 (NATL-RE) (BBB+/Baa1)(c)
	(MUNI-CPI + 0.86%),
2,405,000	2.042	03/01/2024	2,458,247
New York City Transitional Finance Authority Building Aid RB Series 2015 S-1 (ST AID WITHHLDG) (AA/Aa3)
10,000,000	5.000	07/15/2033	11,687,100
New York City Transitional Finance Authority Future Tax Secured RB Refunding Series 2015 C (AAA/Aa1)
2,325,000	5.000	11/01/2024	2,743,058
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2007 C-3 (AGM) (AAA/Aa1)(a)(b)
200,000	0.310	01/11/2021	200,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2014 D-1 (AAA/Aa1)
4,600,000	5.000	02/01/2028	5,239,216

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2015 B-1 (AAA/Aa1)
$3,825,000	5.000%	08/01/2030	$ 4,435,738
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-2 (AAA/Aa1)
23,565,000	2.570	11/01/2023	24,890,531
25,580,000	2.640	11/01/2024	27,498,500
17,885,000	2.740	11/01/2025	19,568,336
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-4 (AAA/Aa1)(a)(b)
15,000,000	0.080	01/02/2021	15,000,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2020 Subseries A-4 (AAA/Aa1)
7,800,000	1.940	05/01/2024	8,127,756
33,155,000	2.010	05/01/2025	34,929,124
New York City Water & Sewer System RB Series 2013 DD (AA+/Aa1)
10,000,000	5.000	06/15/2035	11,084,700
New York Housing Development Corp. Multi-Family Mortgage RB for Sustainable Neighborhood Bonds Series 2017 Class G-2 (AA+/Aa2)(a)(b)
5,180,000	2.000	12/31/2021	5,182,435
New York State Dormitory Authority RB for New York State University Series 2013 A (A+/Aa3)
2,450,000	5.000	07/01/2025	2,709,553
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-1 (A-/A3)(a)(b)
10,380,000	5.000	05/01/2022	10,776,724
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-2 (A-/A3)(a)(b)
10,230,000	5.000	05/01/2024	11,513,354
New York State Dormitory Authority RB for State of New York Personal Income Tax Revenue Series 2010 D (AA+/Aa2)
7,770,000	5.000	03/15/2024	8,871,164
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (AA+/Aa2)
62,425,000	5.000	03/15/2023	69,038,929
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (BBB-/NR)
925,000	5.000	07/01/2024	1,035,990
970,000	5.000	07/01/2025	1,114,113
1,025,000	5.000	07/01/2026	1,200,962
New York State Dormitory Authority RB Refunding for Northwell Health Obligated Group Series 2019 A (A-/A3)
1,170,000	5.000	05/01/2022	1,235,286
1,215,000	5.000	05/01/2023	1,343,899
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Revenue Series 2015 E (AA+/Aa2)
32,965,000	3.250	03/15/2035	35,063,222
New York State Dormitory Authority Sales Tax RB Refunding Series 2014 A (AA+/Aa2)
5,580,000	5.000	03/15/2029	6,359,024
New York State Dormitory Authority Sales Tax RB Refunding Series 2015 A (AA+/Aa2)
1,070,000	5.000	03/15/2021	1,080,208
New York State Dormitory Authority Sales Tax RB Refunding Series 2018 E Group 1 (AA+/Aa2)
31,875,000	5.000	03/15/2023	35,252,156
New York State Dormitory Authority School District Financing RB Series 2020 A (AGM) (AA/A1)
550,000	5.000	10/01/2022	596,304
675,000	5.000	10/01/2023	760,388
815,000	5.000	10/01/2024	953,403

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority State Personal Income Tax RB Federally Taxable Build America Bonds Series 2010 D (AA+/Aa2)
$730,000	4.900%	03/15/2023	$ 800,963
New York State Dormitory Authority State Personal Income Tax RB for General Purpose Series 2019 A (AA+/Aa2)
34,055,000	5.000	03/15/2025	40,748,170
New York State Dormitory Authority State Personal Income Tax RB Refunding for General Purpose Series 2012 A (AA+/Aa2)
5,125,000	5.000	12/15/2029	5,581,535
New York State Dormitory Authority State Personal Income Tax RB Refunding for General Purpose Series 2017 A (AA+/Aa2)
2,150,000	5.000	02/15/2026	2,656,325
New York State Dormitory Authority State Personal Income Tax Subordinate RB for General Purpose Series 2020 B (SP-1+/MIG1)
11,155,000	5.000	03/31/2021	11,286,183
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/A3)(b)
27,750,000	0.158	01/15/2021	27,750,000
New York State Energy Research & Development Authority RB Refunding for New York State Electric & Gas Corp. Projects Series 2004 C (A-/A3)(a)(b)
17,000,000	2.625	07/03/2023	17,933,300
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2014 A (AA+/Aa2)
1,120,000	5.000	03/15/2027	1,278,659
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2017 A (AA+/Aa2)
945,000	5.000	03/15/2022	999,791
New York State Urban Development Corp. RB for State of New York Personal Income Tax Revenue Series 2013 C (AA+/Aa2)
10,000,000	5.000	03/15/2029	10,989,600
New York State Urban Development Corp. Taxable Refunding RB Series 2017 B (AA+/Aa2)
10,175,000	2.670	03/15/2023	10,630,433
28,250,000	2.860	03/15/2024	30,164,503
New York State Urban Development Corp. Taxable Refunding RB Series 2017 D-1 (AA+/Aa2)
20,015,000	2.980	03/15/2025	21,814,549
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BB+/Baa3)
5,000,000	5.000	01/01/2022	5,181,200
5,300,000	5.000	01/01/2023	5,672,961
13,975,000	5.000	01/01/2024	15,420,993
8,000,000	5.000	01/01/2025	9,063,600
3,425,000	5.000	01/01/2026	3,972,315
3,000,000	5.000	01/01/2028	3,638,760
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (BBB/Baa1)
250,000	5.000	12/01/2022	270,137
1,500,000	5.000	12/01/2023	1,671,930
1,250,000	5.000	12/01/2024	1,440,563
1,100,000	5.000	12/01/2025	1,299,903
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 B (BBB/Baa1)
1,500,000	1.360	12/01/2021	1,500,960
1,200,000	1.610	12/01/2022	1,202,532

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (BBB/Baa1)
$1,100,000	5.000%	12/01/2021	$ 1,146,200
850,000	5.000	12/01/2022	923,040
900,000	5.000	12/01/2023	1,013,103
1,000,000	5.000	12/01/2024	1,161,210
830,000	5.000	12/01/2025	990,896
1,000,000	5.000	12/01/2026	1,224,310
New York Transportation Development Corp. Special Facility RB Refunding for Terminal One Group Association L.P. Project Series 2015 (AMT) (BBB/Baa3)
2,310,000	5.000	01/01/2021	2,310,000
Niagara Falls Bridge Commission RB Series 1992 (NATL-RE) (A+/Baa2)
7,230,000	6.250	10/01/2021	7,544,433
Oyster Bay GO Refunding Bonds Series 2020 (BAM) (AA/Baa1)
500,000	4.000	11/01/2023	548,440
475,000	4.000	11/01/2024	536,157
750,000	4.000	11/01/2025	870,060
800,000	4.000	11/01/2026	948,808
675,000	4.000	11/01/2027	815,042
Oyster Bay GO Refunding Bonds Series 2020 (BBB+/Baa1)
840,000	2.000	11/01/2021	850,954
820,000	4.000	11/01/2022	872,570
Oyster Bay Public Improvement GO Refunding Bonds Series 2018 (NR/Baa1)
9,385,000	4.000	02/15/2021	9,414,938
Port Authority of New York & New Jersey Consolidated RB Series 169 (A+/Aa3)
1,250,000	5.000	10/15/2024	1,293,100
Port Authority of New York & New Jersey Consolidated RB Series 177 (A+/Aa3)
2,715,000	4.000	07/15/2031	2,873,067
Port Authority of New York & New Jersey Consolidated RB Series 186 (AMT) (A+/Aa3)
5,295,000	5.000	10/15/2021	5,489,432
8,345,000	5.000	10/15/2033	9,539,921
Port Authority of New York & New Jersey Consolidated RB Series 193 (AMT) (A+/Aa3)
2,280,000	5.000	10/15/2021	2,363,722
Port Authority of New York & New Jersey Consolidated RB Series 2018 (AMT) (A+/Aa3)
2,505,000	5.000	09/15/2025	3,016,671
Port Authority of New York & New Jersey Consolidated RB Series 202 (AMT) (A+/Aa3)
2,000,000	5.000	10/15/2021	2,073,440
Port Authority of New York & New Jersey Consolidated RB Series AAA (A+/Aa3)
50,320,000	1.086	07/01/2023	51,069,768
Rocky Point Union Free School District GO Bonds Series 2020 (ST AID WITHHDLG) (NR/NR)
3,200,000	1.500	06/25/2021	3,217,152
Sales Tax Asset Receivable Corp. RB Refunding for Fiscal 2015 Series A (AA+/Aa2)
1,365,000	5.000	10/15/2029	1,596,368
2,500,000	4.000	10/15/2032	2,822,400
Southwestern Central School District GO Bonds Series 2020 B (ST AID WITHHLDG) (NR/NR)
5,650,000	1.500	06/24/2021	5,679,267
Suffolk County New York GO Bonds for Public Improvement Series 2016 B (BAM) (AA/NR)
5,200,000	2.000	10/15/2021	5,264,948

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Suffolk County New York GO Bonds for Public Improvement Series 2018 A (AGM) (AA/NR)
$4,955,000	5.000%	06/01/2021	$ 5,047,460
5,005,000	5.000	06/01/2022	5,322,968
Suffolk County New York GO Bonds Series 2019 A (BAM) (AA/NR)
3,160,000	5.000	04/01/2023	3,472,208
Suffolk County New York GO Refunding Serial Bonds Series 2017 A (AGM) (AA/NR)
7,035,000	4.000	02/01/2023	7,534,485
Suffolk County New York GO Refunding Serial Bonds Series 2017 B (AGM) (AA/NR)
6,360,000	4.000	10/15/2023	6,961,147
Triborough Bridge & Tunnel Authority RB Refunding Series 2012 B (AA-/Aa3)
7,125,000	5.000	11/15/2028	7,728,773
Triborough Bridge & Tunnel Authority RB Refunding Series 2018 B (AA-/Aa3)
7,610,000	5.000	11/15/2025	9,315,934
Triborough Bridge & Tunnel Authority RB Series 2012 A (AA-/Aa3)
5,000,000	4.000	11/15/2036	5,270,950
Triborough Bridge & Tunnel Authority RB Series 2014 A (AA-/Aa3)
20,135,000	5.000	11/15/2039	22,844,768
TSASC Inc., Tobacco Settlement RB Senior Series 2017 A (A/NR)
1,000,000	5.000	06/01/2021	1,018,000
Utility Debt Securitization Authority Restructuring RB Series 2013 (AAA/Aaa)
9,740,000	5.000	12/15/2030	11,065,809
2,500,000	5.000	12/15/2041	2,806,550
Utility Debt Securitization Authority Restructuring RB Series 2016 B (AAA/WR)
1,025,000	5.000	12/15/2023	1,071,894

			1,652,928,438

North Carolina – 1.5%
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(a)(b)
425,000	2.000	10/01/2024	449,072
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(a)(b)
450,000	2.000	10/01/2024	475,488
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (BBB/NR)(a)(b)
4,550,000	1.375	06/16/2025	4,722,854
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2014 A (AA+/Aa1)(d)
71,475,000	5.000	04/01/2022	75,717,756
North Carolina Capital Facilities Finance Agency RB Refunding for Duke University Project Series 2014 B (AA+/Aa1)(d)
35,000,000	5.000	04/01/2022	37,077,600
North Carolina Turnpike Authority RB Series 2020 (BBB/NR)
48,750,000	5.000	02/01/2024	55,252,275

			173,695,045

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Dakota – 0.1%
City of Williston RB Refunding for Airport Series 2018 (A+/NR)
$805,000	5.000%	11/01/2021	$ 835,839
1,815,000	5.000	11/01/2022	1,970,237
1,655,000	5.000	11/01/2023	1,867,105
2,000,000	4.000	11/01/2024	2,197,200
4,155,000	4.500	11/01/2026	4,595,347

			11,465,728

Ohio – 1.8%
Akron Bath Copley Joint Township Hospital District RB Refunding for Summa Health System Obligated Group Series 2020 (A-/Baa2)
125,000	5.000	11/15/2025	149,482
175,000	5.000	11/15/2026	214,466
American Municipal Power, Inc. RB for Hydroelectric Projects Series 2010 C (A/A2)
2,720,000	6.973	02/15/2024	3,150,494
American Municipal Power, Inc. RB Refunding for Combined Hydroelectric Project Series 2020 A (A/A2)
925,000	5.000	02/15/2025	1,097,392
American Municipal Power, Inc. RB Refunding for Prairie State Energy Campus Project Series 2019 B (A/A1)
3,180,000	5.000	02/15/2023	3,493,548
1,435,000	5.000	02/15/2024	1,639,774
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-1 Class 1 (A/NR)
7,045,000	1.580	06/01/2021	7,073,603
6,000,000	1.630	06/01/2022	6,079,500
6,345,000	1.650	06/01/2023	6,471,710
5,935,000	1.709	06/01/2024	6,090,556
7,500,000	1.809	06/01/2025	7,744,800
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-1 Class 2 (BBB+/NR)
2,955,000	1.850	06/01/2029	2,989,662
City of Columbus Various Purpose Unlimited Tax Bonds Series 2018 A (AAA/Aaa)
5,000,000	5.000	04/01/2023	5,536,700
Cleveland GO Bonds Series 2020 A (AA+/A1)
125,000	2.000	12/01/2022	129,156
260,000	3.000	12/01/2023	280,465
200,000	3.000	12/01/2024	220,630
380,000	3.000	12/01/2025	427,823
600,000	3.000	12/01/2026	684,918
County of Allen Hospital Facilities RB for Bon Secours Mercy Health, Inc. Series 2017 B (A+/A1)(a)(b)
5,000,000	5.000	05/05/2022	5,301,350
County of Montgomery Ohio Hospital Facilities RB Refunding for Miami Valley Hospital Series 2019 A (A/Baa1)
1,950,000	5.000	11/15/2024	2,215,395
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
1,750,000	5.000	02/15/2023	1,888,565
3,000,000	5.000	02/15/2024	3,345,960
1,500,000	5.000	02/15/2025	1,726,515
Hamilton County Sewer System RB Refunding Series 2019 A (AA+/Aa2)
3,000,000	4.000	12/01/2021	3,105,030
6,450,000	5.000	12/01/2024	7,634,672
Hillsdale Local School District COPS Series 2020 (BAM) (AA/A2)
675,000	4.000	12/01/2023	741,035
1,245,000	4.000	12/01/2024	1,406,140
1,120,000	4.000	12/01/2025	1,298,719

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Kent State University Taxable Refunding RB Series 2020 B (A+/Aa3)
$875,000	1.875%	05/01/2023	$ 906,307
875,000	1.960	05/01/2024	919,433
1,325,000	2.060	05/01/2025	1,413,881
Miami Oxford University RB Refunding Series 2020 A (AA/Aa3)
300,000	5.000	09/01/2021	309,468
340,000	5.000	09/01/2022	366,958
575,000	5.000	09/01/2023	646,547
395,000	5.000	09/01/2024	461,708
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (BBB-/Ba1)
1,075,000	2.875	02/01/2026	1,125,052
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (BBB-/Ba1)
2,695,000	2.875	02/01/2026	2,820,479
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2005 A (AMT) (BBB+/NR)(a)(b)
3,750,000	2.100	10/01/2024	3,931,875
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 D (BBB+/NR)(a)(b)
5,000,000	1.900	10/01/2024	5,225,700
Ohio Higher Educational Facility Commission RB for University of Dayton RMKT 08/04/06 Series 2003 B (FGIC) (A+/A2)(c)
	(MUNI-CPI + 1.08%),
155,000	2.619	12/01/2021	156,838
	(MUNI-CPI + 1.10%),
155,000	2.639	12/01/2022	158,537
	(MUNI-CPI + 1.12%),
165,000	2.659	12/01/2023	170,213
Ohio Higher Educational Facility Commission RB for University of Dayton Series 2006 A (AMBAC) (A+/A2)(c)
	(MUNI-CPI + 1.08%),
680,000	2.619	12/01/2021	688,065
	(MUNI-CPI + 1.10%),
710,000	2.639	12/01/2022	726,202
	(MUNI-CPI + 1.12%),
480,000	2.659	12/01/2023	495,163
Ohio Higher Educational Facility Commission RB Refunding for Xavier University Series 2020 (A/A3)
425,000	5.000	05/01/2023	467,589
985,000	5.000	05/01/2024	1,124,417
650,000	5.000	05/01/2026	790,251
Ohio State GO Refunding Bonds for Higher Education Series 2014 B (AA+/Aa1)
7,485,000	5.000	08/01/2023	8,412,317
Ohio State Highway Capital Improvement GO Bonds Series 2012 Q (AAA/Aa1)(d)
1,685,000	5.000	05/01/2022	1,792,907
Ohio State Infrastructure Improvement GO Bonds Series 2013 A (AA+/Aa1)
6,505,000	4.000	02/01/2030	6,846,513
Ohio State RB for Department of Transportation Series 2019-1 (AA/Aa2)
1,000,000	5.000	12/15/2022	1,092,080
1,295,000	5.000	12/15/2023	1,476,196
Ohio State RB for University Hospitals Health System, Inc. Obligated Group Series 2018 C (A/A2)(a)(b)
15,120,000	5.000	09/15/2021	15,565,133
Ohio State RB for University Hospitals Health System, Inc. Obligated Group Series 2018 D (A/A2)(a)(b)
11,775,000	5.000	09/15/2023	13,163,155
Ohio State RB for University Hospitals Health System, Inc. Obligated Group Series 2020 B (A/A2)(a)(b)
5,335,000	5.000	01/15/2025	6,230,426

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Ohio State RB Refunding for Administrative Building Fund Series 2020 A (AA/Aa2)
$6,000,000	1.562%	10/01/2021	$ 6,058,500
1,125,000	1.678	10/01/2024	1,176,908
Ohio State RB Refunding for Adult Correctional Building Funds Series 2020 A (AA/Aa2)
5,220,000	1.562	10/01/2021	5,267,398
4,000,000	1.592	10/01/2022	4,085,720
4,535,000	1.610	10/01/2023	4,680,029
3,625,000	1.678	10/01/2024	3,778,519
Ohio State RB Refunding for Premier Health Partners Obligated Group Series 2020 (A/Baa1)
140,000	5.000	11/15/2024	160,076
280,000	5.000	11/15/2025	328,854
Ohio State Third Frontier Research & Development GO Bonds Series 2013 A (AA+/Aa1)(d)
7,400,000	4.000	05/01/2021	7,493,166
Ohio State Water Development Authority RB for Waste Management, Inc. Project Series 2002 (A-/NR)
8,250,000	3.250	11/01/2022	8,665,635
Ohio Water Development Authority RB for Water Pollution Control Loan Fund Series 2014 (AAA/Aaa)
6,085,000	5.000	06/01/2021	6,205,605
Revere Local School District School Facilities Improvement GO Unlimited Bonds Series 2017 A (NR/Aa1)(d)
1,240,000	5.000	06/01/2022	1,324,407
University of Toledo General Receipts RB Series 2011 B (A/A2)(d)
355,000	5.000	06/01/2021	361,976
Winton Woods City School District Class Room Facilities GO Unlimited Bonds Series 2017 A (SD CRED PROG) (AA/Aa2)(d)
2,805,000	5.000	05/01/2022	2,984,632

			212,192,895

Oklahoma – 0.6%
City of Tulsa GO Bonds Series 2020 (AA/Aa1)
5,300,000	5.000	03/01/2023	5,849,186
Cleveland County Educational Facilities Authority RB for Norman Public Schools Project Series 2019 (A+/NR)
1,400,000	5.000	06/01/2021	1,425,312
2,005,000	5.000	06/01/2022	2,129,751
Oklahoma County Independent School District No. 1 Combined Purpose GO Bonds for Putnam City Board of Education District Series 2016 (A+/NR)
2,900,000	2.000	01/01/2021	2,900,000
Oklahoma County Independent School District No. 12 Edmond GO Bonds Series 2020 (AA+/NR)
7,700,000	2.000	03/01/2023	8,006,229
Oklahoma County Independent School District No. 89 Oklahoma City GO Bonds Series 2020 A (AA/NR)
16,520,000	1.250	07/01/2024	17,014,774
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
525,000	5.000	08/15/2022	555,083
500,000	5.000	08/15/2023	546,640
500,000	5.000	08/15/2024	563,610
Oklahoma Development Finance Authority RB for Gilcrease Developers LLC Series 2020 A (AMT) (NR/Baa2)
17,390,000	1.625	07/06/2023	17,404,260
Oklahoma Turnpike Authority RB Refunding Second Senior Series 2017 D (AA-/Aa3)
2,840,000	4.000	01/01/2023	3,053,511

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oklahoma – (continued)
Tulsa County Independent School District No. 1 GO Bonds Series 2020 B (AA/NR)
$7,300,000	2.000%	08/01/2024	$ 7,706,902

			67,155,258

Oregon – 0.5%
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (BBB-/NR)
995,000	4.000	03/01/2021	995,497
385,000	5.000	03/01/2023	397,359
200,000	5.000	03/01/2024	208,636
200,000	5.000	03/01/2025	209,998
Lane County Oregon Springfield School District No. 19 GO Refunding Bonds Series 2015 (SCH BD GTY) (AA+/Aa1)(f)
3,780,000	0.000	06/15/2021	3,773,309
Oregon Health & Science University RB Refunding for Oregon Health & Science University Obligated Group Series 2019 A (AA-/Aa3)
600,000	5.000	07/01/2021	613,824
850,000	5.000	07/01/2022	909,304
950,000	5.000	07/01/2023	1,059,906
Oregon State Business Development Commission RB for Intel Corp. Project Series 2010 232 (A+/A1)(a)(b)
13,050,000	2.400	08/14/2023	13,722,989
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (BBB+/NR)
400,000	5.000	10/01/2024	462,276
125,000	5.000	10/01/2026	153,825
Port of Portland Airport Taxable RB Series 27 B (A+/NR)
875,000	0.800	07/01/2022	876,137
1,100,000	1.000	07/01/2023	1,102,343
1,155,000	1.200	07/01/2024	1,158,881
1,000,000	1.300	07/01/2025	1,003,130
Portland Community College District GO Unlimited Bonds Series 2013 (AA+/Aa1)(d)
6,930,000	5.000	06/15/2023	7,746,146
Portland Oregon Community College District GO Bonds Series 2018 (AA+/Aa1)
12,520,000	4.000	06/15/2021	12,735,219
Portland Oregon Community College District GO Refunding Bonds Series 2016 (AA+/Aa1)
2,000,000	5.000	06/15/2021	2,043,260
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aa1)
2,130,000	5.000	04/01/2022	2,258,077
Portland Oregon Water System RB Refunding Second Lien Series 2020 A (NR/Aa2)
2,135,000	5.000	05/01/2024	2,471,583
State of Oregon Department of Transportation RB Senior Lien Series 2020 B (AAA/Aa1)
1,125,000	0.414	11/15/2023	1,128,633
1,520,000	0.566	11/15/2024	1,530,017
4,145,000	0.686	11/15/2025	4,177,124

			60,737,473

Pennsylvania – 4.0%
Abington School District GO Bonds Series 2017 (ST AID WITHHLDG) (AA/NR)
1,375,000	5.000	10/01/2021	1,422,864
1,950,000	5.000	10/01/2022	2,108,827

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
$3,170,000	5.000%	04/01/2022	$ 3,340,261
2,250,000	5.000	04/01/2023	2,471,782
4,000,000	5.000	04/01/2024	4,561,920
Allegheny County Hospital Development Authority RB Refunding for UPMC Obligated Group Series 2019 A (A/A2)
1,845,000	5.000	07/15/2021	1,889,796
1,935,000	5.000	07/15/2022	2,069,502
1,510,000	5.000	07/15/2023	1,688,603
5,900,000	5.000	07/15/2025	7,119,648
Allentown City School District GO Bonds Series 2020 (ST AID WITHHLDG) (NR/NR)
3,200,000	2.375	03/31/2021	3,200,224
Bethlehem Area School District Authority School RB Refunding for Bethlehem Area School District Refunding Project Series 2018 (ST AID WITHHLDG) (NR/A1)(a)
	(1 Mo. LIBOR + 0.48%),
5,985,000	0.583	11/01/2021	5,972,192
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
545,000	5.000	10/01/2022	572,980
760,000	5.000	10/01/2023	819,607
Butler County Hospital Authority RB for Health System Project Series 2015 A (A/Baa2)
1,000,000	4.000	07/01/2021	1,012,620
City of Philadelphia Airport RB Refunding Series 2011 A (AMT) (A-/A2)
3,600,000	5.000	06/15/2023	3,671,640
2,610,000	5.000	06/15/2027	2,659,120
City of Philadelphia GO Bonds Series 2016 F (ST AID WITHHLDG) (A+/A2)
4,000,000	5.000	09/01/2021	4,117,080
City of Philadelphia GO Bonds Series 2019 A (ST AID WITHHLDG) (A+/A2)
645,000	5.000	09/01/2022	691,679
845,000	5.000	09/01/2023	942,259
City of Philadelphia GO Bonds Series 2020 (ST AID WITHHLDG) (A+/A2)
8,880,000	5.000	09/01/2021	9,139,918
5,000,000	5.000	09/01/2022	5,361,850
8,000,000	5.000	09/01/2023	8,920,800
City of Philadelphia RB Series 2020 (SP-1+/MIG1)
6,465,000	4.000	06/30/2021	6,585,960
City of Philadelphia Water & Wastewater RB Series 2020 A (A+/A1)
600,000	5.000	11/01/2025	733,782
605,000	5.000	11/01/2026	759,414
Coatesville School District GO Refunding Bonds Series 2017 (AGM) (ST AID WITHHLDG) (AA/A2)
1,025,000	5.000	08/01/2022	1,095,469
Coatesville School District GO Refunding Bonds Series 2017 (ETM) (AGM) (ST AID WITHHLDG) (AA/A2)(d)
1,270,000	5.000	08/01/2021	1,305,065
100,000	5.000	08/01/2022	107,449
Commonwealth Financing Authority Taxable RB Series 2005 A (NATL-RE) (A/A1)
645,000	5.380	06/01/2021	656,836
Commonwealth Financing Authority Taxable RB Series 2006 C (AGM) (AA/A1)
2,770,000	5.114	06/01/2021	2,819,001
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A/A1)
2,270,000	5.000	06/01/2023	2,511,233
1,720,000	5.000	06/01/2024	1,976,985

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Commonwealth of Pennsylvania GO Bonds Series 2015 (A+/Aa3)
$3,350,000	5.000%	08/15/2025	$ 4,059,999
County of Beaver GO Refunding Bonds Series 2017 (BAM) (AA/NR)
1,000,000	5.000	04/15/2025	1,173,720
County of Lehigh Purpose Authority RB Refunding for Lehigh Valley Health Network Obligated Group Series 2019 A (A+/A2)
800,000	5.000	07/01/2022	852,712
925,000	5.000	07/01/2023	1,029,081
1,735,000	5.000	07/01/2024	2,000,455
County of Westmoreland GO Bonds Series 2013 A (NR/A2)
945,000	5.000	12/01/2023	1,047,107
55,000	5.000	12/01/2024	60,999
Cumberland County Municipal Authority RB Refunding for Messiah College Series 2020 SS3 (A-/NR)
2,150,000	2.074	11/01/2025	2,251,265
2,195,000	2.345	11/01/2026	2,324,527
Delaware County Authority RB Refunding for Neumann University Series 2020 (BBB/NR)
180,000	4.000	10/01/2021	182,704
195,000	4.000	10/01/2022	201,357
235,000	5.000	10/01/2023	255,069
Delaware River Port Authority RB Refunding Series 2018 B (A+/A1)
5,520,000	5.000	01/01/2021	5,520,000
5,000,000	5.000	01/01/2022	5,229,850
Delaware Valley Regional Finance Authority RB Refunding Series 2020 B (A+/A1)
35,250,000	5.000	11/01/2024	41,177,287
General Authority of Southcentral Pennsylvania WellSpan Health Obligation Group RB Refunding Series 2019 B (AA-/Aa3)(a)
	(SIFMA Municipal Swap Index Yield + 0.60%),
15,000,000	0.690	06/01/2024	15,047,550
Lancaster School District GO Refunding Bonds Series 2019 B (AGM) (ST AID WITHHLDG) (AA/NR)
300,000	4.000	06/01/2021	304,458
540,000	4.000	06/01/2022	567,610
Lehigh County Industrial Development Authority PCRB Refunding for PPL Electric Utilities Corp. Project RMKT 08/15/17 Series 2016 B (A/A1)(a)(b)
9,000,000	1.800	08/15/2022	9,199,170
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A/A2)
600,000	5.000	09/01/2022	642,906
550,000	5.000	09/01/2023	611,919
650,000	5.000	09/01/2024	748,742
Pennsylvania Economic Development Financing Authority RB for Solid Waste Disposal Project Series 2009 (A-/NR)(a)(b)
12,265,000	2.800	12/01/2021	12,540,963
Pennsylvania Economic Development Financing Authority RB for UPMC Obligated Group Series 2013 A (A/A2)
2,040,000	5.000	07/01/2038	2,253,302
Pennsylvania Economic Development Financing Authority RB for Waste Management, Inc. Series 2017 A (AMT) (A-/NR)(a)(b)
7,500,000	0.700	08/02/2021	7,502,175
Pennsylvania Economic Development Financing Authority RB Refunding City of Philadelphia Water & Wastewater Series 2020 (BBB+/Baa2)
150,000	3.000	01/01/2021	150,000
365,000	3.000	01/01/2022	371,837
370,000	3.000	01/01/2023	385,207
430,000	3.000	01/01/2024	455,258
505,000	3.000	01/01/2025	542,552
615,000	4.000	01/01/2026	700,128

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority RB Refunding for PPL Electric Utilities Corp. Series 2008 (A/A1)
$25,180,000	0.400%	10/01/2023	$ 25,190,576
Pennsylvania Higher Educational Facilities Authority RB Refunding for Drexel University Series 2020 A (AGM) (AA/A2)
300,000	5.000	05/01/2021	304,407
400,000	5.000	05/01/2022	423,964
500,000	5.000	05/01/2023	552,185
300,000	5.000	05/01/2024	344,277
350,000	5.000	05/01/2025	416,332
Pennsylvania State Commonwealth GO Bonds First Series 2011 (A+/Aa3)
28,895,000	4.000	11/15/2027	29,794,212
Pennsylvania State Commonwealth GO Bonds First Series 2013 (A+/Aa3)
23,100,000	4.000	04/01/2032	24,752,574
5,195,000	4.000	04/01/2033	5,556,260
Pennsylvania State Commonwealth GO Bonds First Series 2020 (A+/Aa3)
12,655,000	5.000	05/01/2026	15,713,460
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (A+/Aa3)
6,635,000	5.000	09/15/2024	7,767,263
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (AGM-CR) (AA/Aa3)
6,185,000	5.000	09/15/2025	7,535,000
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2017 (A+/Aa3)
33,465,000	5.000	01/01/2023	36,574,568
Pennsylvania State Commonwealth GO Refunding Bonds Second Series 2016 (A+/Aa3)
4,620,000	5.000	01/15/2022	4,847,581
Pennsylvania State GO Bonds First Refunding Series 2015 (AGM-CR) (AA/Aa3)
5,000,000	5.000	08/15/2022	5,385,000
Pennsylvania Turnpike Commission RB Refunding Series 2016 (A-/A3)
3,375,000	5.000	06/01/2029	4,036,871
Pennsylvania Turnpike Commission RB Refunding Series 2017 A-2 (A+/A1)
5,240,000	5.000	12/01/2027	6,821,537
Pennsylvania Turnpike Commission RB Refunding Series 2017 A-2 (A+/A1)
1,835,000	5.000	12/01/2024	2,171,246
3,040,000	5.000	12/01/2025	3,729,198
3,865,000	5.000	12/01/2026	4,893,824
Pennsylvania Turnpike Commission RB Refunding Series 2020 (A-/A3)
895,000	2.013	12/01/2024	912,095
Pennsylvania Turnpike Commission RB Refunding Subordinate Series 2016 A (AA/Aa3)
1,000,000	5.000	12/01/2022	1,091,250
Pennsylvania Turnpike Commission RB Series 2018 B (A+/A1)(c)
	(SIFMA Municipal Swap Index Yield + 0.70%),
11,750,000	0.790	12/01/2023	11,808,750
Pennsylvania Turnpike Commission RB Series 2020 B (A+/A1)
475,000	5.000	12/01/2023	540,004
450,000	5.000	12/01/2024	532,458
350,000	5.000	12/01/2025	429,348
350,000	5.000	12/01/2026	443,167
Philadelphia Authority for Industrial Development RB Refunding for St. Joseph’s University Series 2020 (A-/NR)
250,000	4.000	11/01/2021	256,645
250,000	4.000	11/01/2022	264,582
535,000	4.000	11/01/2024	598,708

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
$4,000,000	5.000%	07/01/2022	$ 4,210,240
1,750,000	5.000	07/01/2023	1,902,723
Pittsburgh & Allegheny County Sports & Exhibition Authority RB for Parking System Series 2017 (A/NR)
640,000	4.000	12/15/2021	661,389
280,000	5.000	12/15/2022	304,178
Pittsburgh & Allegheny County Sports & Exhibition Authority RB Refunding for Allegheny Regional Asset District Series 2020 (AGM) (AA/A1)
1,785,000	4.000	02/01/2023	1,919,821
1,300,000	4.000	02/01/2025	1,485,367
1,930,000	5.000	02/01/2026	2,358,228
Pittsburgh Water & Sewer Authority First Lien RB Refunding Series 2017 C (AGM) (AA/A2)(a)
	(SIFMA Municipal Swap Index Yield + 0.65%),
11,605,000	0.740	12/01/2023	11,633,084
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (A/A3)
500,000	5.000	09/01/2021	515,240
250,000	5.000	09/01/2022	269,130
270,000	5.000	09/01/2023	303,137
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (AA/A2)
275,000	5.000	09/01/2024	320,023
Scranton School District GO Refunding Bonds Series 2017 A (ST AID WITHHLDG) (A+/A2)
680,000	5.000	06/01/2021	691,560
Southeastern Pennsylvania Transportation Authority RB Series 2020 (AA-/A3)
600,000	5.000	06/01/2021	611,172
700,000	5.000	06/01/2022	744,877
1,000,000	5.000	06/01/2023	1,107,800
1,100,000	5.000	06/01/2024	1,266,760
1,310,000	5.000	06/01/2025	1,564,179
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 A (BB+/NR)
450,000	5.000	02/01/2021	450,931
545,000	5.000	02/01/2022	560,898
1,400,000	5.000	02/01/2023	1,467,648
450,000	5.000	02/01/2024	481,532
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (NR/Baa1)
235,000	4.000	07/01/2021	238,349
300,000	4.000	07/01/2022	312,342
350,000	4.000	07/01/2023	372,991
450,000	4.000	07/01/2024	490,104
575,000	4.000	07/01/2025	638,791
625,000	4.000	07/01/2026	706,200
Westmoreland County Municipal Authority RB Series 2013 (A+/A1)(d)
1,990,000	5.000	08/15/2023	2,236,959
York Suburban School District GO Refunding Bonds Series 2019 A (BAM) (ST AID WITHHLDG) (AA/NR)
1,075,000	4.000	02/15/2022	1,119,827
2,745,000	4.000	02/15/2023	2,948,295
2,070,000	4.000	02/15/2024	2,290,559

			461,567,951

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – 1.2%
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2002 A (FGIC) (NR/WR)*
$571,650	5.500%	07/01/2017	$ 495,192
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(c)
	(3 Mo. LIBOR + 0.52%),
54,710,000	0.671	07/01/2029	49,557,959
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
25,000	5.250	07/01/2032	29,750
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2002 C (COMWLTH GTD) (CC/WR)*
654,385	5.500	07/01/2016	511,238
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (NR/Ca)(b)
1,000,000	10.000	07/01/2035	1,054,470
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (COMWLTH GTD) (NR/Ca)*(a)
10,835,000	10.000	07/01/2034	9,832,763
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(f)
24,085,000	0.000	07/01/2024	22,718,176
30,874,000	0.000	07/01/2027	27,488,666
15,126,000	0.000	07/01/2029	12,845,907
484,000	0.000	07/01/2031	376,542
732,000	0.000	07/01/2033	524,134
4,705,000	0.000	07/01/2046	1,455,680
3,833,000	0.000	07/01/2051	853,494
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
1,862,000	4.329	07/01/2040	2,017,738
56,000	4.536	07/01/2053	60,749
747,000	4.784	07/01/2058	821,281
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
362,000	4.500	07/01/2034	395,771
183,000	4.550	07/01/2040	200,865
1,345,000	4.750	07/01/2053	1,478,101
3,400,000	5.000	07/01/2058	3,788,960

			136,507,436

Rhode Island – 0.2%
City of Providence GO Refunding Bonds Series 2021 A (BBB+/NR)(h)
160,000	5.000	01/15/2021	160,059
320,000	5.000	01/15/2022	334,099
425,000	5.000	01/15/2023	461,559
400,000	5.000	01/15/2024	450,596
440,000	5.000	01/15/2025	512,930
450,000	5.000	01/15/2026	540,580
Narragansett Bay Commission Wastewater System RB Refunding Series 2020 A (AA-/NR)
790,000	1.440	09/01/2023	808,083
800,000	1.497	09/01/2024	822,224
Providence Public Building Authority RB for Capital Improvement Program Project Series 2017 A (BBB/Baa2)
1,210,000	5.000	09/15/2021	1,246,143
Rhode Island Health and Educational Building Corp. Higher Education Facility RB Refunding for Brown University Issue Series 2012 (AA+/Aa1)
4,820,000	5.000	09/01/2021	4,973,421
4,970,000	5.000	09/01/2022	5,367,550

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Rhode Island – (continued)
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (MUN GOVT GTD) (NR/Aa3)
$820,000	5.000%	05/15/2021	$ 833,350
1,415,000	5.000	05/15/2022	1,501,258
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2015 B (BBB+/NR)
2,995,000	2.250	06/01/2041	3,140,138

			21,151,990

South Carolina – 1.0%
Berkeley County School District GO Unlimited Bonds Series 2014 A (SCSDE) (AA/Aa1)
4,950,000	3.000	03/01/2026	5,340,703
Charleston County School District GO Bonds Series 2018 (SCSDE) (NR/Aa1)
2,180,000	5.000	03/01/2021	2,196,633
5,575,000	5.000	03/01/2022	5,889,040
4,015,000	5.000	03/01/2023	4,433,805
City of Charleston RB for Waterworks & Sewer System Capital Improvement Series 2006 B (AAA/Aaa)(a)
	(1 Mo. LIBOR + 0.37%),
10,000,000	0.471	01/01/2022	9,985,600
County of Charleston GO Bonds for Transportation Sales Tax Series 2011 (ST AID WITHHLDG) (AAA/Aaa)(d)
4,925,000	4.000	11/01/2021	5,081,566
County of Charleston GO Refunding Bonds for Transportation Sales Tax Series 2013 (AAA/Aaa)
10,005,000	5.000	11/01/2021	10,405,300
Laurens County Water & Sewer Commission RB Series 2020 (NR/WR)(d)
3,035,000	1.375	07/01/2021	3,050,479
South Carolina Public Service Authority RB Series 2016 D (A/A2)
6,756,000	2.388	12/01/2023	7,043,062
South Carolina Public Service Authority Santee Cooper RB Refunding Series 2014 D (A/A2)
1,050,000	3.056	12/01/2023	1,111,583
South Carolina Transportation Infrastructure Bank RB Refunding Series 2013 B (A/Aa3)(a)
	(1 Mo. LIBOR + 0.45%),
55,885,000	0.554	10/01/2022	55,810,114
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (AA/A2)
730,000	5.000	04/15/2023	803,533
835,000	5.000	04/15/2024	952,217
925,000	5.000	04/15/2025	1,091,676
1,010,000	5.000	04/15/2026	1,230,503
700,000	5.000	04/15/2027	873,250

			115,299,064

South Dakota – 0.1%
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (AA+/NR)
1,055,000	5.000	01/01/2021	1,055,000
570,000	5.000	01/01/2022	596,784
South Dakota Health & Educational Facilities Authority RB Refunding for Avera Health Obligated Group Series 2019 A (AA-/A1)(a)(b)
3,700,000	5.000	07/01/2024	4,221,404

			5,873,188

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Tennessee – 0.9%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (BBB+/Baa1)
$1,000,000	5.000%	08/01/2025	$ 1,184,710
City of Murfreesboro GO Bonds Series 2018 (AA/Aa1)
2,720,000	5.000	06/01/2021	2,773,693
2,400,000	5.000	06/01/2022	2,563,368
County of Rutherford GO Bonds for School Series 2017 (AA+/Aa1)
3,070,000	5.000	04/01/2022	3,254,599
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/Baa1)
3,500,000	5.000	07/01/2021	3,570,000
Hamilton County GO Bonds Series 2018 A (AAA/Aaa)
7,860,000	5.000	04/01/2022	8,332,622
Knox County Health Educational & Housing Facilities Board RB for University Health System, Inc. Series 2017 (BBB/NR)
750,000	4.000	04/01/2021	754,928
1,420,000	5.000	04/01/2022	1,485,419
Metropolitan Government Nashville & Davidson County Sports Authority RB for MLS Project Series 2020 (AA/Aa3)
500,000	1.030	08/01/2024	502,310
740,000	1.230	08/01/2025	745,002
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2013 A (AA/Aa2)
9,625,000	5.000	01/01/2023	10,551,695
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2015 C (AA/Aa2)
5,500,000	5.000	07/01/2023	6,152,355
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2018 (AA/Aa2)
22,625,000	5.000	07/01/2022	24,256,262
17,965,000	5.000	07/01/2023	20,095,829
Metropolitan Government of Nashville & Davidson County GO Refunding Bonds Series 2010 D (AA/Aa2)
6,960,000	5.000	07/01/2022	6,974,964
Tennergy Corp. Tenn Gas Supply RB Series 2019 A (AA/Aa2)(a)(b)
7,500,000	5.000	10/01/2024	8,706,375

			101,904,131

Texas – 7.4%
Alamo Community College District GO Refunding Bonds Series 2017 (AAA/Aaa)
6,475,000	3.000	08/15/2022	6,771,814
Alvin Independent School District GO Bonds RMKT 08/17/20 Series 2014 B (PSF-GTD) (AAA/Aaa)(a)(b)
4,250,000	0.450	08/15/2023	4,245,410
Arlington Higher Education Finance Corp. RB for Riverwalk Education Foundation, Inc. Series 2019 (PSF-GTD) (AAA/NR)
375,000	5.000	08/15/2021	385,612
350,000	5.000	08/15/2022	375,123
325,000	5.000	08/15/2023	362,157
325,000	5.000	08/15/2024	375,674
475,000	5.000	08/15/2025	573,734
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (BB-/NR)
500,000	5.000	01/01/2021	500,000
465,000	5.000	01/01/2022	459,634
750,000	5.000	01/01/2023	739,740
Bexar County Housing Finance Corp. RB Refunding for Westcliffe Housing Foundation, Inc. Series 2004 (NR/Aa1)
200,000	3.750	02/01/2035	207,980

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Board of Regents of the University of Texas System RB Refunding Series 2017 C (AAA/Aaa)
$10,620,000	5.000%	08/15/2023	$ 11,964,280
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 B (A-/Baa1)
150,000	5.000	01/01/2021	150,000
75,000	5.000	01/01/2022	78,325
100,000	5.000	01/01/2023	108,978
120,000	5.000	01/01/2024	135,731
250,000	5.000	01/01/2025	292,645
240,000	5.000	01/01/2026	289,879
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 C (A-/Baa1)
600,000	1.345	01/01/2024	604,704
600,000	1.445	01/01/2025	606,516
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 D (BBB+/Baa2)
200,000	1.307	01/01/2022	199,600
170,000	1.486	01/01/2023	169,429
1,000,000	1.645	01/01/2024	994,420
1,000,000	1.795	01/01/2025	990,820
Central Texas Regional Mobility Authority RB Senior Lien Series 2011 (A-/Baa1)(d)
5,455,000	6.000	01/01/2021	5,455,000
Central Texas Regional Mobility Authority Senior Lien RB Series 2020 F (BBB+/Baa2)
7,250,000	5.000	01/01/2025	8,333,440
Central Texas Regional Mobility Authority Subordinate Lien RB Series 2018 (BBB+/Baa2)
3,500,000	4.000	01/01/2022	3,553,830
Central Texas Turnpike System RB Refunding Series 2015 C (A-/Baa1)
1,515,000	5.000	08/15/2028	1,746,113
City of Austin RB for Airport System Series 2019 B (AMT) (A/A1)
1,000,000	5.000	11/15/2023	1,125,310
City of Austin TX Water & Wastewater System RB Refunding Series 2011 (AA/Aa2)
20,000,000	5.000	11/15/2041	20,722,800
City of Celina Special Assessment Bonds for The Lake at Mustang Ranch Public Improvement District Phase#1 Project Series 2020 (BAM) (AA/NR)
280,000	4.000	09/01/2023	301,935
305,000	4.000	09/01/2025	342,936
320,000	4.000	09/01/2026	365,603
335,000	4.000	09/01/2027	385,484
350,000	4.000	09/01/2028	404,625
City of Corpus Christi GO Refunding Bonds for Forward Delivery Series 2020 B (AA/Aa2)
1,325,000	5.000	03/01/2024	1,518,092
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (AA/NR)
135,000	4.000	08/15/2023	145,296
140,000	4.000	08/15/2024	154,301
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)(f)
70,000	0.000	09/01/2021	69,012
70,000	0.000	09/01/2022	67,400
70,000	0.000	09/01/2023	65,685
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
405,000	4.000	09/01/2023	437,064

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)(f)
$685,000	0.000%	09/01/2021	$ 680,445
685,000	0.000	09/01/2022	670,445
City of Houston RB Refunding for Airport System Subordinate Lien Series 2012 A (AMT) (A/NR)(d)
2,700,000	5.000	07/01/2022	2,882,925
City of Houston RB Refunding for Combined Utility System Series 2018 C (AA/Aa2)(a)
	(1 Mo. LIBOR + 0.36%),
12,500,000	0.463	08/01/2021	12,497,625
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (BBB+/NR)
50,000	5.000	08/15/2021	50,798
65,000	5.000	08/15/2022	67,657
75,000	5.000	08/15/2023	79,823
City of Lubbock GO Bonds Series 2013 (AA+/Aa2)(d)
7,360,000	4.000	02/15/2023	7,947,254
City of Mclendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (AA/NR)
285,000	4.000	09/15/2025	320,864
295,000	4.000	09/15/2026	336,368
305,000	4.000	09/15/2027	352,168
320,000	4.000	09/15/2028	373,325
340,000	4.000	09/15/2030	390,973
City of San Antonio GO Refunding Bonds Series 2013 (AAA/Aaa)(d)
3,175,000	5.000	02/01/2022	3,339,909
City of San Antonio RB for Electric & Gas Systems Junior Lien Series 2013 (AA-/Aa2)(d)
5,420,000	5.000	02/01/2023	5,956,526
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2015 C (AA-/Aa2)(a)(b)
36,630,000	1.750	12/01/2024	38,385,310
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2018 (AA-/Aa2)(a)(b)
5,200,000	2.750	12/01/2022	5,447,988
City of San Antonio RB Refunding for Electric & Gas Systems Series 2015 A (AA-/Aa2)(a)(b)
27,875,000	1.750	12/01/2024	29,243,941
City of San Antonio RB Refunding for Electric & Gas Systems Series 2020 (AA-/Aa2)(a)(b)
10,750,000	1.750	12/01/2025	11,316,632
City of San Antonio Water System Junior Lien RB Refunding Series 2014 B (AA/Aa2)(a)(b)
5,750,000	2.000	11/01/2022	5,933,885
City of Southlake GO Refunding Bonds Series 2019 (AAA/NR)
4,020,000	5.000	02/15/2021	4,041,748
Clear Creek Independent School District GO Bonds RMKT 08/14/20 Series 2013 B (PSF-GTD) (AAA/NR)(a)(b)
15,000,000	0.500	08/15/2023	14,991,600
Clifton Higher Education Finance Corp. RB for YES Prep Public Schools, Inc. Series 2020 (PSF-GTD) (NR/Aaa)
310,000	5.000	04/01/2023	341,949
400,000	5.000	04/01/2024	458,972
Colorado River Municipal Water District RB Series 2011 (AA-/Aa3)(d)
2,000,000	5.000	01/01/2021	2,000,000
County of Collin GO Refunding Bonds Series 2020 (AAA/Aaa)
560,000	0.867	02/15/2024	565,897
750,000	0.967	02/15/2025	762,135
County of Fort Bend GO Refunding Bonds Series 2015 B (AA+/Aa1)
3,740,000	5.000	03/01/2023	4,124,135

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Dallas Area Rapid Transit RB Refunding Series 2020 B (AA+/Aa2)
$1,175,000	5.000%	12/01/2021	$ 1,226,218
1,200,000	5.000	12/01/2022	1,309,500
4,000,000	5.000	12/01/2023	4,552,400
Dallas Independent School District GO Bonds Series 2019 B (PSF-GTD) (AAA/Aaa)
11,365,000	5.000	02/15/2024	13,055,544
Dallas-Fort Worth International Airport Joint RB Refunding Series 2013 D (A/A1)
3,385,000	5.250	11/01/2025	3,525,647
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 D (AMT) (A/NR)
3,660,000	5.000	11/01/2023	4,113,657
Dallas-Fort Worth International Airport RB Refunding Series 2020 A (A/A1)
1,500,000	5.000	11/01/2023	1,694,505
2,135,000	5.000	11/01/2024	2,506,405
1,000,000	5.000	11/01/2025	1,216,540
2,555,000	5.000	11/01/2026	3,198,783
Dallas-Fort Worth International Airport RB Refunding Series 2020 B (A/A1)
3,625,000	5.000	11/01/2021	3,762,967
3,000,000	5.000	11/01/2022	3,251,430
1,600,000	5.000	11/01/2023	1,807,472
2,000,000	5.000	11/01/2024	2,347,920
2,500,000	5.000	11/01/2025	3,041,350
Dallas-Fort Worth International Airport RB Refunding Series 2020 C (A/A1)
2,690,000	1.329	11/01/2025	2,715,151
Deer Park Independent School District GO Bonds RMKT 10/01/20 Series 2018 (PSF-GTD) (AAA/Aaa)(a)(b)
7,000,000	0.280	10/01/2021	7,001,050
Denton Independent School District GO Bonds 2014 B (PSF-GTD) (AAA/NR)(a)(b)
5,000,000	2.000	08/01/2024	5,286,050
Dickinson Independent School District GO Refunding Bonds Series 2013 (PSF-GTD) (AAA/Aaa)(a)(b)
5,000,000	1.350	08/02/2021	5,031,300
Ector County Hospital District GO Refunding Bonds Series 2020 (BBB-/Baa2)
300,000	5.000	09/15/2021	308,193
400,000	5.000	09/15/2022	426,044
425,000	5.000	09/15/2023	467,763
450,000	5.000	09/15/2024	511,132
450,000	5.000	09/15/2025	526,640
620,000	5.000	09/15/2026	742,233
El Paso Independent School District GO Bonds Series 2020 (NR/Aa2)(a)(b)
7,000,000	2.500	08/01/2021	7,089,600
Fort Bend Independent School District GO Bonds Series 2019 A (PSF-GTD) (AAA/NR)(a)(b)
4,225,000	1.950	08/01/2022	4,334,258
Fort Bend Independent School District GO Bonds Series 2020 B (PSF-GTD) (AAA/NR)(a)(b)
7,800,000	0.875	08/01/2025	7,899,996
Georgetown Independent School District GO Bonds RMKT 08/01/20 Series 2016 B (PSF-GTD) (AAA/Aaa)(a)(b)
5,500,000	2.000	08/01/2023	5,734,960
Goose Creek Consolidated Independent School District GO Bonds RMKT 08/14/20 Series 2014 B (PSF-GTD) (AAA/NR)(a)(b)
7,500,000	0.450	08/15/2022	7,520,475
Grand Parkway Transportation Corp. RB Series 2013 (BBB/NR)
7,110,000	5.000	02/01/2023	7,727,148
Gulf Coast Authority RB for Waste Management, Inc. Series 2003 B (AMT) (A-/NR)(a)(b)
2,500,000	2.450	05/03/2021	2,514,700

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Gulf Coast Industrial Development Authority RB for Exxon Mobil Corp. Series 2012 (AA/Aa1)(a)(b)
$21,900,000	0.080%	01/01/2021	$ 21,900,000
Gulfgate Redevelopment Authority Tax Allocation Refunding for City of Houston TX Reinvestment Zone No. 8 Series 2020 (AGM) (AA/NR)
270,000	4.000	09/01/2022	285,790
300,000	4.000	09/01/2024	332,604
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2019 B-1 (A+/A1)(a)(b)
7,500,000	5.000	12/01/2022	8,125,050
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2019 B-2 (A+/A1)(a)(b)
7,750,000	5.000	12/01/2024	9,104,545
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Baylor College of Medicine Series 2020 (A/NR)
700,000	1.447	11/15/2022	702,569
1,000,000	1.593	11/15/2023	1,007,060
500,000	1.841	11/15/2024	507,620
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2019 A (A+/A1)
1,800,000	5.000	12/01/2021	1,872,576
2,000,000	5.000	12/01/2022	2,169,660
2,500,000	5.000	12/01/2023	2,831,225
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2020 C-1 (A+/A1)(a)(b)
3,500,000	5.000	12/01/2022	3,801,350
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2020 C-2 (A+/A1)(a)(b)
3,000,000	5.000	12/01/2024	3,532,020
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2020 C-3 (A+/A1)(a)(b)
2,200,000	5.000	12/01/2026	2,768,678
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A+/A1)(c)
	(SIFMA Municipal Swap Index Yield + 1.05%),
5,685,000	1.140	06/01/2024	5,752,310
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Children’s Hospital Obligated Group Series 2019 B (AA/Aa2)(a)(b)
5,070,000	5.000	10/01/2024	5,943,358
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Obligated Group Series 2019 B (AA-/A1)(a)(b)
8,940,000	0.900	05/15/2025	8,952,248
Harris County Flood Control District GO Bonds Series 2020 A (AAA/Aaa)
1,500,000	4.000	10/01/2024	1,711,155
1,505,000	5.000	10/01/2025	1,841,292
Harris County GO Refunding Bonds Series 2014 A (AAA/Aaa)
4,220,000	5.000	10/01/2025	4,959,006
Harris County GO Refunding Bonds Series 2015 A (AAA/Aaa)
2,160,000	5.000	10/01/2025	2,639,218
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa1)(c)
	(3 Mo. LIBOR + 0.67%),
35,255,000	0.819	08/15/2035	31,832,445
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
90,000	3.000	09/01/2021	91,405
90,000	3.000	09/01/2022	93,053
95,000	3.000	09/01/2023	99,960

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Houston Airport System RB Refunding Series 2020 C (A/A1)
$825,000	0.883%	07/01/2022	$ 826,106
4,580,000	1.054	07/01/2023	4,595,847
13,060,000	1.272	07/01/2024	13,149,330
Houston Independent School District GO Bonds RMKT 06/01/20 Series 2014 A (PSF-GTD) (AAA/Aaa)(a)(b)
10,000,000	4.000	06/01/2023	10,841,600
Houston Independent School District GO Refunding Bonds Series 2012 (PSF-GTD) (AAA/Aaa)(a)(b)
6,000,000	4.000	06/01/2023	6,523,080
Houston Independent School District Limited Tax Schoolhouse GO Bonds Series 2013 B (PSF-GTD) (AAA/Aaa)(a)(b)
4,935,000	2.400	06/01/2021	4,977,786
Hunt Memorial Hospital District Charitable Health GO Refunding Bonds Series 2020 (BBB+/A2)
300,000	5.000	02/15/2021	301,353
250,000	5.000	02/15/2022	261,077
325,000	5.000	02/15/2023	351,799
275,000	5.000	02/15/2024	307,698
Kaufman County Fresh Water Supply District No. 1 Refunding for Road Series 2016 C (AGM) (AA/NR)
310,000	3.000	09/01/2021	315,208
330,000	3.000	09/01/2022	343,863
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)(d)(f)
30,635,000	0.000	08/15/2024	10,541,552
Leander Independent School District Unlimited Tax GO Refunding Bonds Series 2016 (PSF-GTD) (AAA/NR)(f)
5,000,000	0.000	08/16/2021	4,994,500
Lower Colorado River Authority LCRA RB Refunding for Transmission Services Corp. Project Series 2011A (A/A1)
3,195,000	5.000	05/15/2027	3,248,420
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2011A (A/A1)
3,130,000	5.000	05/15/2023	3,184,212
Mansfield Independent School District GO Bonds Series 2012 (PSF-GTD) (NR/Aaa)(a)(b)
8,250,000	2.500	08/01/2021	8,355,600
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (A-/Baa2)(a)(b)
3,375,000	0.900	09/01/2023	3,391,504
Metropolitan Transit Authority of Harris County Sales and Use Tax Contractual Obligations RB Series 2018 (AAA/Aa2)
3,020,000	5.000	11/01/2022	3,280,626
1,110,000	5.000	11/01/2023	1,257,963
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (BB+/Ba1)
810,000	4.000	04/01/2021	806,242
855,000	4.000	04/01/2022	848,305
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC - Texas A&M University Collegiate Housing Project Series 2014 A (AGM) (AA/A2)
400,000	4.000	04/01/2021	402,480
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (B/B2)
620,000	4.000	04/01/2021	619,225
North East Independent School District Unlimited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)(a)(b)
5,000,000	2.375	08/01/2022	5,162,600
North Texas Tollway Authority RB Refunding First Tier Series 2010 (A+/A1)(d)
5,070,000	6.000	01/01/2021	5,070,000

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
North Texas Tollway Authority RB Refunding First Tier Series 2012 B (A+/A1)(d)
$7,845,000	5.000%	01/01/2022	$ 8,217,638
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
1,215,000	5.000	01/01/2024	1,324,411
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A+/A1)
1,630,000	5.000	01/01/2022	1,706,414
Northside Independent School District GO Bonds Series 2016 (PSF-GTD) (AAA/Aaa)(a)(b)
2,510,000	2.000	06/01/2021	2,527,695
Northside Independent School District GO Bonds Series 2020 (PSF-GTD) (AAA/Aaa)(a)(b)
30,000,000	0.700	06/01/2025	30,282,900
Pasadena Independent School District GO Bonds Series 2015 B (PSF-GTD) (AAA/Aaa)(a)(b)
3,845,000	1.500	08/15/2024	3,996,993
Pflugerville Independent School District Unlimited Tax School Building GO Bonds Series 2019 B (PSF-GTD) (AAA/Aaa)(a)(b)
7,500,000	2.500	08/15/2023	7,916,400
Round Rock Independent School District GO Refunding Bonds Series 2019 B (AAA/Aaa)
2,485,000	4.000	08/01/2023	2,725,076
Round Rock Independent School District Unlimited Tax GO Bonds for School Building RMKT 08/01/16 Series 2015 (PSF-GTD) (AAA/Aaa)(a)(b)
16,495,000	1.500	08/01/2021	16,509,681
San Antonio Water System Junior Lien RB Series 2019 A (AA/Aa2)(a)(b)
15,000,000	2.625	05/01/2024	16,108,800
San Antonio Water System RB Refunding Series 2015 B (AA/Aa2)
8,855,000	5.000	05/15/2039	10,480,601
Southwest Houston Redevelopment Authority RB for City of Houston TX Reinvestment Zone No. 20 Series 2020 (AGM) (AA/NR)
300,000	5.000	09/01/2025	353,373
State of Texas GO Bonds Series 2014 (AAA/Aaa)(d)
9,870,000	5.000	04/01/2024	11,398,666
State of Texas GO Refunding Bonds Series 2014 (AAA/Aaa)(d)
16,635,000	5.000	04/01/2024	19,211,429
State of Texas RB Anticipation Notes Series 2020 (SP-1+/MIG1)
82,500,000	4.000	08/26/2021	84,555,900
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for CHRISTUS Health Obligation Group Series 2018 A (A+/A1)
2,200,000	5.000	07/01/2021	2,247,960
1,795,000	5.000	07/01/2022	1,913,273
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Hendrick Medical Center Obligated Group Series 2021 (AGM) (AA/A2)(h)
700,000	0.863	09/01/2021	700,070
450,000	0.923	09/01/2022	449,991
500,000	1.071	09/01/2023	500,400
700,000	1.356	09/01/2024	704,004
600,000	1.386	09/01/2025	600,474
Tarrant Regional Water District RB Refunding for Water Control & Improvement District Series 2015 (AAA/NR)
6,025,000	5.000	03/01/2021	6,070,429
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(c)
	(3 Mo. LIBOR + 0.70%),
9,740,000	0.845	12/15/2026	9,702,306

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A-/A2)(c)
	(SIFMA Municipal Swap Index Yield + 0.55%),
$9,560,000	0.640%	09/15/2027	$ 9,538,872
Texas Transportation Commission Central Turnpike System RB First Tier Series 2002 A (AMBAC) (A/A3)(f)
6,950,000	0.000	08/15/2023	6,816,977
Texas Transportation Commission Highway Improvement GO Bonds Series 2016 (AAA/Aaa)
6,925,000	5.000	04/01/2022	7,340,569
Texas University System Financing RB Refunding Series 2017 A (AA/Aa2)
1,820,000	5.000	03/15/2021	1,837,181
Tomball Independent School District GO Bonds Series 2014 B-1 (PSF-GTD) (AAA/Aaa)(a)(b)
2,675,000	0.450	08/15/2023	2,675,589
Tomball Independent School District GO Bonds Series 2014 B-3 (PSF-GTD) (AAA/Aaa)(a)(b)
11,650,000	1.350	08/15/2022	11,846,419
Travis County Water Control & Improvement District No. 17 GO Refunding Bonds Series 2020 (BAM) (AA/NR)
300,000	3.000	05/01/2022	310,680
325,000	3.000	05/01/2023	343,928
405,000	3.000	05/01/2024	437,570
305,000	4.000	05/01/2025	349,094
285,000	4.000	05/01/2026	333,151
University Houston Consolidated RB Refunding Series 2017 C (AA/Aa2)
6,355,000	5.000	02/15/2022	6,697,789
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
19,000	4.000	12/01/2021	19,410

			852,350,745

Utah – 0.4%
Granite School District Board of Education GO Bonds Series 2020 (SCH BD GTY) (AAA/Aaa)
4,660,000	5.000	06/01/2022	4,977,206
4,890,000	5.000	06/01/2023	5,450,883
5,135,000	5.000	06/01/2024	5,966,511
1,895,000	5.000	06/01/2025	2,289,368
University of Utah RB General Series 2015 B (AA+/Aa1)
5,370,000	5.000	08/01/2023	6,035,289
University of Utah RB General Series 2016 B-1 (AA+/Aa1)
2,415,000	5.000	08/01/2023	2,714,194
Utah County RB IHC Health Services, Inc. Obligated Group Series 2020 B-1 (AA+/Aa1)(a)(b)
5,715,000	5.000	08/01/2024	6,647,517
Utah County RB IHC Health Services, Inc. Obligated Group Series 2020 B-2 (AA+/Aa1)(a)(b)
6,000,000	5.000	08/01/2026	7,469,940
Washington County School District Board of Education GO Refunding Bonds Series 2019 (SCH BD GTY) (AAA/Aaa)
2,510,000	5.000	03/01/2022	2,650,786

			44,201,694

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency RB Refunding for The University of Vermont Medical Center Project Series 2016 A (A/A3)
365,000	5.000	12/01/2021	379,038

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virgin Islands – 0.0%
Virgin Islands Public Finance Authority Grant Anticipation RB for Federal Highway Grant Anticipation Revenue Loan Note Series 2015 (A/NR)(e)
$2,015,000	5.000%	09/01/2021	$ 2,062,796
Virgin Islands Public Finance Authority Gross Receipts Taxes Loan NT RB Series 2012 A (AGM-CR) (AA/A2)
155,000	4.000	10/01/2022	160,689
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2012 A (B/NR)
280,000	4.000	10/01/2022	272,423

			2,495,908

Virginia – 3.1%
Chesapeake Bay Bridge & Tunnel District RB First Tier General Resolution Anticipation Notes Series 2019 (BBB/Baa2)
22,680,000	5.000	11/01/2023	25,348,756
Chesapeake Economic Development Authority RB Refunding for Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(a)(b)
2,250,000	1.900	06/01/2023	2,331,473
City of Alexandria GO Refunding Bonds Series 2017 D (ST AID WITHHLDG) (AAA/Aaa)
355,000	5.000	07/01/2022	380,595
Commonwealth of Virginia GO Bonds Series 2020 A (AAA/Aaa)
4,515,000	4.000	06/01/2024	5,099,602
4,560,000	4.000	06/01/2025	5,320,198
4,360,000	4.000	06/01/2026	5,236,142
County of Arlington GO Bonds for Public Improvement Series 2013 A (AAA/Aaa)(d)
2,930,000	4.000	08/01/2021	2,995,017
County of Arlington GO Bonds Series C (ST AID WITHHLDG) (AAA/Aaa)(d)
9,665,000	5.000	02/15/2021	9,717,191
County of Arlington GO Refunding Bonds 2020 B (ST AID WITHHLDG) (AAA/Aaa)
2,870,000	0.640	08/01/2024	2,896,634
County of Fairfax RB for Sewer Series 2012 (AAA/Aaa)(d)
9,235,000	4.500	07/15/2021	9,448,328
Fairfax County GO Bonds for Virginia Public Improvement Series 2018 A (ST AID WITHHLDG) (AAA/Aaa)
10,285,000	4.000	10/01/2021	10,580,385
Fairfax County GO Refunding Bonds for Virginia Public Improvement Series 2016 A (ST AID WITHHLDG) (NR/Aaa)(d)
8,450,000	5.000	10/01/2021	8,754,453
Fairfax County GO Taxable Refunding Bonds Series 2020 B (ST AID WITHHLDG) (AAA/Aaa)
1,095,000	0.545	10/01/2024	1,101,198
2,830,000	0.645	10/01/2025	2,854,734
Fairfax County Industrial Development Authority RB Refunding for Inova Health System Obligated Group Series 2018 B-1 (AA+/Aa2)(a)(b)
24,350,000	5.000	05/15/2021	24,753,723
Halifax County Industrial Development Authority RB for Virginia Electric and Power Co. Series 2010 A (BBB+/A2)(a)(b)
2,250,000	0.450	04/01/2022	2,250,000
Hampton Roads Transportation Accountability Commission RB Series 2019 A (A+/Aa3)
34,395,000	5.000	07/01/2022	36,810,905
Henry County Industrial Development Authority Grant Anticipation RB Series 2019 B (A+/A1)
8,365,000	2.000	11/01/2023	8,468,057
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(a)(b)
1,325,000	1.900	06/01/2023	1,374,038

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 C (BBB+/A2)(a)(b)
$2,550,000	1.800%	04/01/2022	$ 2,592,483
Louisa Industrial Development Authority RB Virginia Electric and Power Co. Series 2008 B (BBB+/A2)(a)(b)
2,500,000	0.750	09/02/2025	2,531,825
Peninsula Ports Authority RB Refunding for Dominion Terminal Associates Series 2003 (BBB/Baa2)(a)(b)
2,400,000	1.700	10/01/2022	2,436,672
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (BBB+/NR)
210,000	5.000	04/01/2021	211,623
215,000	5.000	04/01/2022	223,548
250,000	5.000	04/01/2023	267,968
270,000	5.000	04/01/2024	296,946
270,000	5.000	04/01/2025	304,225
University of Virginia RB Green Bonds Series 2015 A-2 (AAA/Aaa)
20,705,000	5.000	04/01/2045	24,257,357
Virginia College Building Authority Education Facilities RB Series 2014 A (AA+/Aa1)(d)
7,880,000	4.000	02/01/2024	8,796,680
Virginia Commonwealth Transportation Board Federal Transportation Grant Anticipation RB Series 2013 A (AA+/Aa1)(d)
5,225,000	5.000	03/15/2023	5,777,544
Virginia Commonwealth Transportation Board RB Capital Project Series 2012 (AA+/Aa1)
810,000	4.000	05/15/2037	844,895
Virginia Commonwealth Transportation Board RB for Transportation Capital Project Series 2011 (AA+/Aa1)(d)
4,070,000	5.250	05/15/2021	4,145,783
Virginia Commonwealth Transportation Board RB For Transportation Capital Project Series 2012 (AA+/Aa1)(d)
9,365,000	5.000	05/15/2022	9,982,341
Virginia Commonwealth Transportation Board RB for Transportation Capital Project Series 2017 (AA+/Aa1)
1,230,000	5.000	05/15/2022	1,310,909
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2016 C (AA+/Aa1)
2,345,000	5.000	05/15/2023	2,609,657
Virginia Housing Development Authority RB for Rental Housing Series 2018 E (AA+/Aa1)
5,660,000	2.500	12/01/2022	5,664,924
Virginia Housing Development Authority RB for Rental Housing Series 2019 E (AA+/Aa1)
4,500,000	1.400	12/01/2023	4,501,530
Virginia Public School Authority RB Series 2019 VII (AA+/Aa1)
10,890,000	5.000	04/15/2021	11,036,035
Virginia Resources Authority Infrastructure and State Moral Obligation RB for Pooled Financing Program Series 2014 C (AMT) (AAA/NR)
3,375,000	5.000	11/01/2021	3,510,608
Virginia Resources Authority Infrastructure and State Moral Obligation RB for Pooled Financing Program Series 2014 C (AMT) (ETM) (NR/NR)(d)
385,000	5.000	11/01/2021	400,238
Virginia Small Business Financing Authority RB Refunding National Senior Campuses, Inc. Obligated Group Series 2020 A (A/NR)
500,000	5.000	01/01/2022	522,220
500,000	5.000	01/01/2023	543,665
550,000	5.000	01/01/2024	621,049
700,000	5.000	01/01/2025	817,901
750,000	5.000	01/01/2026	903,015

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2012 (BBB-/NR)
$1,525,000	5.000%	07/01/2034	$ 1,583,636
4,500,000	5.000	01/01/2040	4,671,675
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (BBB-/NR)
15,000,000	5.000	07/01/2034	15,576,750
24,700,000	5.000	01/01/2040	25,642,305
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2019 (AMT) (BBB-/NR)
14,290,000	5.000	07/01/2049	14,825,018
Virginia State Public Building Authority RB for Public Facilities Series 2011 A (AA+/Aa1)(d)
5,375,000	5.000	08/01/2021	5,525,016
Wise County Industrial Development Authority RB for Virginia Electric and Power Co. Series 2009 A (BBB+/A2)(a)(b)
12,500,000	0.750	09/02/2025	12,618,875
Wise County Industrial Development Authority RB for Virginia Electric and Power Co. Series 2010 A (BBB+/A2)(a)(b)
6,805,000	1.200	05/31/2024	6,964,237
York County Economic Development Authority Pollution Control RB Refunding for Virginia Electric & Power Co. Project Series 2009 A (BBB+/A2)(a)(b)
4,250,000	1.900	06/01/2023	4,404,403

			352,644,985

Washington – 1.4%
City of Seattle RB for Municipal Light & Power Series 2015 A (AA/Aa2)
5,545,000	5.000	05/01/2021	5,631,946
King County Housing Authority RB Refunding Series 2020 (AA/NR)
300,000	3.000	06/01/2021	302,997
250,000	3.000	06/01/2022	258,415
200,000	3.000	06/01/2023	211,116
225,000	3.000	06/01/2024	241,720
280,000	3.000	06/01/2025	306,009
King County Junior Lien Sewer RB Refunding Series 2020 A (AA/Aa2)(a)(b)
15,845,000	0.625	01/01/2024	15,890,000
King County Junior Lien Sewer RB Series 2012 (AA/Aa2)(a)(b)
11,600,000	2.600	12/01/2021	11,644,312
King County School District No. 405 GO Bonds Series 2011 (SCH BD GTY) (AA+/Aaa)(d)
5,010,000	5.000	06/01/2021	5,108,446
King County Sewer RB Series 2014 A (AGM) (AA+/Aa1)
29,000,000	5.000	01/01/2047	33,090,740
Port of Seattle GO Refunding Bonds Series 2015 (AAA/Aaa)
5,000,000	5.000	06/01/2027	5,781,900
State of Washington GO Bonds Various Purpose Series 2011 B (AA+/Aaa)(d)
5,000,000	5.000	02/01/2021	5,017,700
University of Washington RB Series 2019 A (AA+/Aaa)(a)(b)
15,000,000	5.000	05/01/2022	15,588,600
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
1,300,000	5.000	08/01/2025	1,540,123
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
3,260,000	5.000	08/01/2025	3,862,155
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-1 (BBB+/Baa1)(a)(b)
12,295,000	5.000	08/01/2024	13,920,153
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-2 (BBB+/Baa1)(a)(b)
9,165,000	5.000	08/01/2025	10,737,439

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
Washington State Local Agency Real and Personal Property COPS Series 2019 D (NR/Aa1)
$3,935,000	5.000%	07/01/2024	$ 4,580,143
Washington State Motor Vehicle Fuel Tax GO Bonds for SR 520 Corridor Program Toll Revenue Series 2012 C (AA+/Aaa)
1,685,000	5.000	06/01/2023	1,716,712
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2013 B (AA+/Aaa)
5,000,000	5.000	07/01/2024	5,357,100
Washington State Various Purpose GO Bonds Series 2011 B (AA+/Aaa)(d)
10,000,000	5.250	02/01/2021	10,037,300
Washington State Various Purpose GO Refunding Bonds Series R-2013C (AA+/Aaa)
6,500,000	5.000	07/01/2025	7,270,965

			158,095,991

West Virginia – 0.7%
State of West Virginia GO Bonds for State Road Series 2019 A (AA-/Aa2)
7,830,000	5.000	06/01/2023	8,726,065
8,640,000	5.000	06/01/2025	10,433,837
8,860,000	5.000	12/01/2025	10,902,673
West Virginia Economic Development Authority RB for Appalachian Power Co. Project Series 2009 A (A-/Baa1)(a)(b)
2,900,000	2.625	06/01/2022	2,989,726
West Virginia Economic Development Authority RB for Appalachian Power Co. Project Series 2011 A (AMT) (A-/Baa1)(a)(b)
5,650,000	1.000	09/01/2025	5,750,400
West Virginia Economic Development Authority RB Refunding for Appalachian Power Co. Series 2010 A (A-/Baa1)(a)(b)
4,645,000	0.625	12/15/2025	4,649,181
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
570,000	5.000	01/01/2021	570,000
540,000	5.000	01/01/2022	561,584
550,000	5.000	01/01/2023	594,495
West Virginia University RB Refunding Series 2020 A (AA-/Aa3)
8,895,000	1.365	10/01/2022	9,013,303
10,495,000	1.391	10/01/2023	10,684,435
19,755,000	1.449	10/01/2024	20,180,325

			85,056,024

Wisconsin – 1.9%
City of Milwaukee GO Refunding Bonds Series 2017 (A/NR)
6,045,000	5.000	04/01/2023	6,652,281
City of Milwaukee GO Refunding Bonds Series 2018 (A/NR)
12,770,000	5.000	02/01/2023	13,958,887
County of Dane GO Bonds Series 2019 A (AAA/NR)
2,165,000	2.000	06/01/2022	2,217,501
County of Dane GO Bonds Series 2020 A (AAA/NR)
5,930,000	0.050	04/01/2021	5,927,865
5,935,000	0.050	04/01/2022	5,919,569
5,935,000	0.050	04/01/2023	5,893,633
4,950,000	2.000	04/01/2024	5,205,816
3,290,000	2.000	04/01/2026	3,554,450
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (AA/A2)
160,000	4.000	07/01/2024	175,983
265,000	4.000	07/01/2025	298,334

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A/A3)
$200,000	5.000%	01/01/2021	$ 200,000
200,000	5.000	01/01/2022	208,500
300,000	5.000	01/01/2023	325,809
300,000	5.000	01/01/2024	338,280
300,000	5.000	01/01/2025	350,142
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (BBB+/NR)
1,925,000	4.000	01/01/2026	2,080,290
2,000,000	4.000	01/01/2027	2,179,840
1,720,000	4.000	01/01/2028	1,843,410
1,790,000	4.000	01/01/2029	1,921,583
Public Finance Authority RB Refunding for Renown Regional Medical Center Series 2020 A (A+/NR)
300,000	5.000	06/01/2022	319,146
325,000	5.000	06/01/2023	360,282
350,000	5.000	06/01/2024	402,164
375,000	5.000	06/01/2025	446,317
300,000	5.000	06/01/2026	367,695
Public Finance Authority RB Refunding for Waste Management, Inc. Series 2016 (AMT) (A-/NR)(a)(b)
7,000,000	2.000	06/01/2021	7,038,220
Public Finance Authority Tax Increment Reinvestment Zone No. 11 Tax Allocation Series 2019 (NR/Baa3)(f)
14,465,000	0.000	12/15/2027	10,913,264
State of Wisconsin Environmental Improvement Fund RB Series 2018 A (AAA/NR)
7,905,000	5.000	06/01/2022	8,444,279
State of Wisconsin GO Unlimited Bonds Series 2011 B (AA/Aa1)(d)
7,195,000	5.000	05/01/2021	7,308,753
State of Wisconsin GO Unlimited Bonds Series 2014 A (AA/Aa1)(d)
11,145,000	5.000	05/01/2022	11,858,726
State of Wisconsin GO Unlimited Refunding Bonds Series 2017 (AA/Aa1)
5,420,000	5.000	11/01/2021	5,636,854
Western Technical College District GO Refunding Bonds Series 2017 G (AA+/NR)
1,685,000	5.000	04/01/2023	1,863,054
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (BBB/NR)
115,000	4.000	03/15/2022	119,028
115,000	4.000	03/15/2023	121,023
120,000	4.000	03/15/2024	128,923
125,000	4.000	03/15/2025	137,101
Wisconsin Health & Educational Facilities Authority RB Refunding for Advocate Aurora Health Obligated Group Series 2018 C-4 (AA/Aa3)(a)
	(SIFMA Municipal Swap Index Yield + 0.65%),
4,000,000	0.740	07/31/2024	4,018,560
Wisconsin Health & Educational Facilities Authority RB Refunding for Ascension Health Credit Group Series 2019 A (AA+/Aa2)
1,875,000	5.000	11/15/2021	1,949,400
930,000	5.000	11/15/2022	1,010,510
4,455,000	5.000	11/15/2023	5,058,252
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (NR/Baa1)
425,000	4.000	02/01/2021	425,735
285,000	4.000	02/01/2022	292,271
290,000	4.000	02/01/2023	304,558
Wisconsin Health & Educational Facilities Authority RB Refunding for Marshfield Clinic Health System Obligated Group Series 2020 B-1 (A-/NR)(a)(b)
8,500,000	5.000	02/15/2025	9,779,250

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin State GO Bonds Series 2014 B (AA/Aa1)
$2,575,000	5.000%	05/01/2021	$ 2,615,376
Wisconsin State GO Bonds Series 2015 A (AA/Aa1)(d)
40,860,000	5.000	05/01/2023	45,381,567
Wisconsin State GO Bonds Series 2018 A (AA/Aa1)
16,090,000	5.000	05/01/2021	16,342,291
9,495,000	5.000	05/01/2023	10,553,883
Wisconsin State GO Refunding Bonds Series 2016 2 (AA/Aa1)
4,210,000	5.000	11/01/2024	4,970,494
Wisconsin State GO Refunding Bonds Series 2017 2 (AA/Aa1)
4,405,000	5.000	11/01/2024	5,200,719
Wisconsin State RB Refunding Series 2020 A (AA/Aa2)
775,000	1.720	05/01/2022	788,377
820,000	1.749	05/01/2023	844,444

			224,252,689

TOTAL MUNICIPAL BONDS (Cost $10,530,158,055)			$10,740,131,383

Corporate Bonds – 0.2%
Consumer Services – 0.1%
Emory University Series 2020
$9,000,000	1.566%	09/01/2025	$ 9,349,186
Howard University Series 2020
1,000,000	2.638	10/01/2021	1,008,699
1,500,000	2.738	10/01/2022	1,545,369
1,500,000	2.801	10/01/2023	1,557,355
2,030,000	2.416	10/01/2024	2,104,735

			15,565,344

Media & Entertainment – 0.1%
Smithsonian Institution
740,000	0.845	09/01/2021	741,042
825,000	0.895	09/01/2022	827,968
800,000	0.974	09/01/2023	808,667
1,000,000	1.118	09/01/2024	1,012,831
1,000,000	1.218	09/01/2025	1,020,133

			4,410,641

TOTAL CORPORATE BONDS (Cost $19,651,790)			$ 19,975,985

U.S. Treasury Obligations – 2.6%
U.S. Treasury Notes
$50,000,000	0.250%	07/31/2025	$ 49,847,656
100,000,000	0.375	11/30/2025	100,132,813
50,000,000	0.375	07/31/2027	49,320,313
100,000,000	0.625	11/30/2027	99,937,500

TOTAL U.S. TREASURY OBLIGATIONS (Cost $299,393,680)			$ 299,238,282

TOTAL INVESTMENTS – 96.2% (Cost $10,849,203,525)			$11,059,345,650

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.8%			441,411,510

NET ASSETS – 100.0%			$11,500,757,160

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

*	Security is currently in default and/or non-income producing.

(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2020.

(b)	Variable Rate Demand Instruments – rate shown is that which is in effect on December 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2020.

(d)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Zero coupon bond until next reset date.

(h)	When-issued security.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAM	— Build America Mutual Assurance Co.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
Mo.	— Month
MUN GOVT GTD	— Municipal Government Guaranteed
MUNI-CPI	— Municipal Consumer Price Index
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PILOT	— Payment in Lieu of Taxes
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FD	— School Bond Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
SIFMA	— The Securities Industry and Financial Markets Association
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
USD	— United States Dollar
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At December 31, 2020, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at December 31, 2020(b)	Counterparty	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.302%	Bank of America NA	03/20/2023	USD	5,000	$78,865	$(54,922)	$133,787
California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/2021	1.000	0.302	JPMorgan Chase Bank NA	03/20/2023		10,000	157,729	(109,844)	267,573

TOTAL							$236,594	$(164,766)	$401,360

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2020:

DYNAMIC MUNICIPAL INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Debt Obligations	$—	$8,462,155,389	$—
Corporate Bonds	—	12,933,538	5,730,460

Total	$—	$8,475,088,927	$5,730,460

Derivative Type

Assets(a)
Credit Default Swap Contracts	$—	$53,515	—

HIGH YIELD MUNICIPAL

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Debt Obligations	$—	$9,349,078,137	$—
Corporate Bonds	—	21,428,228	11,967,562

Total	$—	$9,370,506,365	$11,967,562

Derivative Type

Assets(a)
Credit Default Swap Contracts	$—	$1,174,695	$—

Liabilities(a)
Credit Default Swap Contracts	$—	$(212,620)	$—

MUNICIPAL INCOME COMPLETION

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Debt Obligations	$—	$62,563,823	$—
Corporate Bond	—	—	98,377

Total	$—	$62,563,823	$98,377

SHORT DURATION TAX-FREE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Debt Obligations	$—	$10,740,131,383	$—
Corporate Bonds	—	19,975,985	—
U.S. Treasury Obligations	299,238,282	—	—

Total	$299,238,282	$10,760,107,368	$—

Derivative Type

Assets(a)
Credit Default Swap Contracts	$—	$401,360	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates. In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Securities Risk— Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk — The Funds may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, these Funds would not be a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local income tax consequences of their investments.